UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21295

JPMorgan Trust I
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Bond Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
Asset Backed Securities — 19.1%

$3,003	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 4.62%, 02/15/12 (e) (m)	$3,009
	AmeriCredit Automobile Receivables Trust
994	Series 2003-DM, Class A3B, FRN, 4.31%, 12/06/07 (m)	994
2,790	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	2,739
980	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	961
	Capital One Auto Finance Trust
1,140	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	1,118
3,250	Series 2004-A, Class A4, FRN, 4.22%, 03/15/11 (m)	3,252
6,480	Capital One Master Trust
	Series 2001-8A, Class A, 4.60%, 08/15/09	6,467
	Capital One Multi-Asset Execution Trust
7,580	Series 2003-A, FRN, 5.37%, 12/15/10 (m)	7,765
3,013	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	2,922
1,500	Capital One Prime Auto Receivables Trust
	Series 2005-1 Class A4, FRN, 4.14%, 04/15/11 (m)	1,500
	CARSS Finance LP (Cayman Islands)
461	Series 2004-A, Class B1, FRN, 4.40%, 01/15/11 (e) (m)	461
769	Series 2004-A, Class B2, FRN, 5.07%, 01/15/11 (e) (m)	770
660	Citibank Credit Card Issuance Trust
	Series 2003-C2, Class C2, FRN, 4.89%, 03/20/08 (m)	661
	Citigroup Mortgage Loan Trust, Inc.
2,414	Series 2003-HE3, Class A, FRN, 4.57%, 12/25/33 (m)	2,420
2,230	Series 2005-OPT1, Class A1B, FRN, 4.40%, 02/25/35 (m)	2,232
1,995	CNH Equipment Trust
	Series 2005-B, Class A3, 4.27%, 01/15/10	1,973
	Countrywide Asset-Backed Certificates
68	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	68
1,785	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	1,774
1,320	Series 2004-1, Class M1, FRN, 4.69%, 03/25/34 (m)	1,326
1,080	Series 2004-1, Class M2, FRN, 4.74%, 03/25/34 (m)	1,083
463	Series 2004-BC, Class 1A, FRN, 4.42%, 04/25/34 (m)	463
2,409	Series 2005-11, Class 3AV1, FRN, 4.35%, 02/25/36	2,409
920	Countrywide Home Equity Loan Trust
	Series 2004-I, Class A, FRN, 4.41%, 05/15/29 (m)	923
2,600	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF2, Class A2B, FRN, 4.37%, 03/25/35 (m)	2,600
3,250	Ford Credit Floorplan Master Owner Trust II
	Series 2005-14 A, Class A, FRN, 4.27%, 05/15/10 (m)	3,250
3,000	GE Equipment Small Ticket LLC
	Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	2,975
1,000	GMAC Mortgage Corp. Loan Trust
	Series 2004-HE, Class 1A2, FRN, 4.29%, 06/25/34 (m)	1,000
1,325	Gracechurch Card Funding plc (United Kingdom)
	Series 2005-14, Class A, FRN, 4.14%, 11/16/09 (m)	1,325
	GSAMP Trust
1,349	Series 2004-OPT, Class A1, FRN, 4.53%, 11/25/34 (m)	1,352
2,000	Series 2005-WMC2, Class A2B, FRN, 4.43%, 11/25/35 (m)	2,000
1,465	Home Equity Asset Trust
	Series 2005-8, Class M2, FRN, 4.64%, 02/25/36	1,465
709	Household Mortgage Loan Trust
	Series 2004-HC1, Class A, FRN, 4.51%, 01/20/34	710
	Long Beach Mortgage Loan Trust
356	Series 2003-3, Class A, FRN, 4.51%, 07/25/33	357
2,000	Series 2003-4, Class M1, FRN, 4.87%, 08/25/33	2,009
2,030	Series 2004-1, Class M1, FRN, 4.69%, 02/25/34	2,036
1,360	Series 2004-1, Class M2, FRN, 4.74%, 02/25/34	1,364
1,044	Series 2004-3, Class A3, FRN, 4.45%, 07/25/34	1,044
1,500	Series 2004-3, Class M1, FRN, 4.76%, 07/25/34	1,507
2,000	MASTR Asset Backed Securities Trust
	Series 2005-NC1, Class 4, FRN, 4.42%, 12/25/34	2,002
3,000	MBNA Credit Card Master Note Trust
	Series 2001-C2, Class C2, FRN, 5.27%, 12/15/13 (e)	3,066
	New Century Home Equity Loan Trust
1,215	Series 2005-1, Class A2B, FRN, 4.41%, 03/25/35 (m)	1,216
1,350	Series 2005-1, Class M1, FRN, 4.64%, 03/25/35	1,350
1,565	Series 2005-2, Class A2B, FRN, 4.37%, 06/25/35	1,566
1,000	Series 2005-B, Class A2B, FRN, 4.37%, 10/25/35	1,000
	Option One Mortgage Loan Trust
710	Series 2003-1, Class A2, FRN, 4.61%, 02/25/33	712

1

630	Series 2003-5, Class A2, FRN, 4.51%, 08/25/33	630
562	Series 2005-2, Class A2, FRN, 4.27%, 05/25/35	562
	PP&L Transition Bond Co. LLC
5,998	Series 1999-1, Class A8, 7.15%, 06/25/09	6,303
	Residential Asset Securities Corp.
1,500	Series 1999-1, Class A8, 4.39%, FRN, 05/25/34 (m)	1,502
635	Series 2002-KS4, Class AIIB, FRN, 4.44%, 07/25/32	636
1,410	Series 2003-KS5, Class AIIB, FRN, 4.48%, 07/25/33	1,412
875	Series 2005-AHL2, Class M2, FRN, 4.63%, 10/01/35	875
	SLM Student Loan Trust
4,975	Series 2003-11, Class A5, 2.99%, 12/15/22 (e)	4,880
2,080	Series 2003-12, Class A2, FRN, 3.92%, 12/15/12	2,080
	Specialty Underwriting & Residential Finance
2,000	Series 2005- BC3, Class A2B, FRN, 4.44%, 06/25/36	2,001
	Triad Auto Receivables Owner Trust
2,580	Series 2003-B, Class A4, 3.20%, 12/13/10	2,523
	Wachovia Asset Securitization, Inc.
1,908	Series 2002-HE2, Class A, FRN, 4.62%, 12/25/32	1,917
1,614	Series 2003-HE3, Class A, FRN, 4.44%, 11/25/33	1,615
	WFS Financial Owner Trust
2,455	Series 2003-4, Class A4, 3.15%, 05/20/11	2,406
	Total Asset Backed Securities
	(Cost $113,345)	112,538

Collateralized Mortgage Obligations — 25.6%
Agency CMO — 6.8%
	Federal Home Loan Mortgage Corp.
7,070	Series 2370, Class VC, 6.00%, 10/15/19 (m)	7,210
12,366	Series 2564, Class LS, FRN, IO, 3.53%, 01/15/17 (m)	778
5,229	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	698
1,000	Series 2701, Class SH, FRN, 8.15%, 12/15/26 (m)	992
16,124	Series 2701, Class ST, IO, FRN, 2.89%, 08/15/21 (m)	864
6,786	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	486
3,977	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	141
7,611	Series 2772 Class GI, IO, 5.00%, 11/15/22 (m)	606
9,612	Series 2779, Class SM, IO, FRN, 3.04%, 10/15/18 (m)	677
5,503	Series 2781, Class PL, IO, 5.00%, 10/15/23 (m)	433
34,220	Series 2791, Class SI, FRN, IO, 3.04%, 12/15/31 (m)	2,351
27,838	Series 2813, Class SB, FRN, IO, 2.94%, 02/15/34 (m)	1,966
5,385	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	235
28,922	Series 2861, Class GS, FRN, IO, 3.08%, 01/15/21 (m)	1,139
6,636	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	631
10,111	Series 2894, Class S, FRN, IO, 3.08%, 03/15/31 (m)	790
7,148	Series 2971, Class Pl, IO, 5.50%, 03/15/26 (m)	1,005
9,875	Series 3029, Class S, FRN, IO, 3.08%, 08/15/35	1,000
	Federal National Mortgage Association
768	Series 2003-18, Class DB, 4.50%, 09/25/22 (m)	765
120	Series 2003-19, Class JP, 4.50%, 11/25/22 (m)	119
10,361	Series 2004-61, Class TS, FRN, IO, 2.91%, 10/25/31 (m)	586
7,973	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	993
60,059	Federal National Mortgage Association Interest STRIPS
	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	14,912
	Government National Mortgage Association
3,893	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	215
6,126	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	521
2,293	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	112
		40,225
Non-Agency CMO — 18.8%
	Adjustable Rate Mortgage Trust
1,279	Series 2005-4, Class 7A2, FRN, 4.42%, 08/25/35 (m)	1,281
3,855	Series 2005-6, Class 6A21, FRN, 4.42%, 09/25/35 (m)	3,860
902	Series 2005-6A Class 2A1, FRN, 4.50%, 11/25/35 (m)	902
4,863	Countrywide Alternative Loan Trust
	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	4,855
	Countrywide Home Loans Mortgage Pass Through Trust
13,583	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	13,560
10,903	Series 2004-28R, Class A1, 5.50%, 08/25/33 (m)	10,823
1,435	Series 2004-K, Class 2A, FRN, 4.42%, 11/15/29 (m)	1,437
4,391	CS First Boston Mortgage Securities Corp.
	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	4,406
2,906	Downey Savings & Loan Association Mortgage Loan Trust
	Series 2005 AR6, Class 2A1A, FRN, 4.45%, 10/19/45 (m)	2,906
3,000	Granite Mortgages plc (United Kingdom)
	Series 2004-3, Class 1A3, FRN, 3.99%, 09/20/44 (m)	3,001
2,467	Greenpoint Mortgage Funding Trust
	Series 2005-AR4, Class 4A1A, FRN, 4.50%, 10/25/45 (m)	2,471
6,939	GSMPS Mortgage Loan Trust

2

	Series 2005-RP1, Class 1AF, FRN, 4.54%, 01/25/35 (e) (m)	6,953
	Harborview Mortgage Loan Trust
9,701	Series 2005-3, Class 2A1A, FRN, 4.40%, 06/19/35	9,683
1,992	Series 2005-8, Class A2A, FRN, 4.49%, 09/19/35	2,015
	Indymac Index Mortgage Loan Trust
4,356	Series 2004-AR7, Class A1, FRN, 4.63%, 09/25/34	4,367
1,474	Series 2005-AR14, Class 2A1A, FRN, 4.49%, 08/25/35	1,469
2,000	Lehman XS Trust
	Series 2005-7N, Class 1A1A, FRN, 4.49%, 11/25/35	2,000
1,796	Medallion Trust (Australia)
	Series 2004-1G, Class A1, FRN, 4.52%, 05/25/35	1,802
2,500	Permanent Financing plc (United Kingdom)
	Series 4, Class 2A, FRN, 3.90%, 03/10/09	2,500
	RESI Finance LP (Cayman Islands)
3,837	Series 2003-B, Class B3, FRN, 5.65%, 07/10/35 (e)	3,904
6,583	Series 2003-C, Class B3, FRN, 5.50%, 09/10/35 (e)	6,682
1,260	Series 2003-C, Class B4, FRN, 5.70%, 09/10/35 (e)	1,273
1,412	Series 2003-D, Class B3, FRN, 5.40%, 12/10/35 (e)	1,416
2,043	Series 2003-D, Class B4, FRN, 5.60%, 12/10/35 (e)	2,048
2,383	Series 2005-A, Class B3, FRN, 4.68%, 03/10/37 (e)	2,383
798	Series 2005-A, Class B4, FRN, 4.78%, 03/10/37 (e)	797
1,500	Residental Accredit Loans, Inc.
	Series 2005-Q04, Class 2AI, FRN, 4.49%, 12/25/45	1,500
718	RMAC plc (United Kingdom)
	Series 2004-NS1, Class A1B, FRN, 3.94%, 12/12/20 (e)	718
529	SACO 1, Inc.
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (m)	528
2,698	Structured Asset Mortgage Investments, Inc.
	Series 2005-AK2, Class 2A1, FRN, 4.42%, 05/25/45	2,688
	Washington Mutual Mortgage Securities Corp.
2,375	Series 2005-AR2, Class 2A21, FRN, 4.52%, 01/25/45	2,378
1,500	Series 2005 AR17, Class A1A, FRN, 4.64%, 11/25/35	1,500
2,500	Series 2005-AR15, Class A1A1, FRN, 4.43%, 11/25/45	2,499
		110,605
	Total Collateralized Mortgage Obligations
	(Cost $152,841)	150,830

Corporate Bonds — 31.6%
Aerospace & Defense — 0.1%
415	L-3 Communications Corp.
	5.88%, 01/15/15	398
Auto Components — 0.1%
549	TRW Automotive, Inc.
	9.38%, 02/15/13	592
Automobiles — 0.3%
2,000	DaimlerChrysler NA Holding Corp.
	FRN, 4.78%, 10/31/08 (m)	2,001
Banks — 0.2%
950	Deutsche Bank AG for Gazstream S.A. (Germany)
	5.63%, 07/22/13 (e)	941
Capital Markets — 3.3%
755	Arch Western Finance LLC
	6.75%, 07/01/13 (m)	763
	Bear Stearns Cos., Inc. (The)
1,640	FRN, 4.39%, 04/29/08 (m)	1,643
2,290	Series B, FRN, 4.31%, 01/16/07 (m)	2,294
2,190	Credit Suisse First Boston USA, Inc.
	FRN, 3.98%, 06/02/08 (m)	2,192
1,070	Goldman Sachs Group, Inc.
	FRN, 6.35%, 02/15/34 (m)	1,092
	Merrill Lynch & Co., Inc.
1,900	4.54%, 02/06/09	1,905
2,000	FRN, 4.31%, 10/27/08	1,999
	Morgan Stanley
2,310	FRN, 4.26%, 01/12/07	2,312
1,000	FRN, 4.43%, 11/09/07	1,001
4,105	FRN, 5.38%, 10/15/15	4,076
		19,277
Chemicals — 0.3%
490	Huntsman International LLC
	9.88%, 03/01/09	515
500	Huntsman LLC
	11.50%, 07/15/12	569
775	PolyOne Corp.
	10.63%, 05/15/10	798
		1,882

3

Commercial Banks — 6.4%
2,000	BBVA Bancomer Capital Trust I (Mexico)
	10.50%, 02/16/11 (e) (m)	2,030
2,025	BBVA Bancomer S.A. (Cayman Islands)
	VAR, 5.38%, 07/22/15 (e) (m)	2,001
2,795	HSBC Capital Funding LP (Jersey)
	VAR, 4.61%, 12/31/49 (e) (m)	2,615
1,720	Industrial Bank of Korea (South Korea)
	VAR, 4.00%, 05/19/14 (e)	1,641
1,500	Islandsbanki HF
	VAR, 4.24%, 10/15/08 (e)	1,500
2,100	KeyCorp
	Series G, FRN, 4.39%, 07/23/07 (m)	2,105
2,565	Rabobank Capital Funding Trust
	VAR, 5.25%, 12/31/49 (e)	2,488
1,045	RBS Capital Trust I
	VAR, 4.71%, 12/31/49	986
1,500	Resona Bank Ltd. (Japan)
	5.85%, 9/29/49 (e)	1,481
1,660	Shinhan Bank (South Korea)
	VAR, 5.66%, 03/02/35	1,574
1,545	Standard Chartered First Bank Korea Ltd. (South Korea)
	VAR, 7.27%, 03/03/34 (e) (m)	1,681
895	Sumitomo Mitsui Banking Corp. (Japan)
	VAR, 5.62%, 7/29/49 (e)	885
6,150	UBS AG (Jersey)
	Series E, VAR, 4.15%, 07/20/06	6,145
2,005	United Overseas Bank Ltd. (Singapore)
	VAR, 5.38%, 09/03/19 (e)	1,986
2,140	Wachovia Corp.
	FRN, 4.27%, 07/20/07	2,142
1,500	Wells Fargo & Co.
	FRN, 4.02%, 03/23/07	1,501
2,800	Westpac Banking Corp. (Australia)
	FRN, 4.45%, 05/25/07 (e)	2,804
2,335	Woori Bank (South Korea)
	VAR, 5.75%, 03/13/14 (e)	2,352
		37,917
Commercial Services & Supplies — 0.2%
740	Allied Waste North America
	6.13%, 02/15/14 (m)	701
490	Iron Mountain, Inc.
	6.63%, 01/01/16	456
		1,157
Consumer Finance — 2.9%
2,910	Capital One Financial Corp.
	8.75%, 02/01/07 (m)	3,033
1,090	Household Finance Corp.
	FRN, 4.45%, 02/09/07	1,092
	HSBC Finance Corp.
2,000	FRN, 4.00%, 09/15/08 (m)	2,001
3,110	FRN, 4.44%, 05/09/08 (m)	3,113
1,330	International Lease Finance Corp
	4.88%, 09/01/10	1,312
1,815	Mizuho JGB Investment LLC
	VAR, 9.87%, 12/29/49 (e) (m)	2,011
2,680	Mizuho Preferred Capital Co. LLC
	VAR 8.79%, 12/29/49 (e)	2,901
1,900	SLM Corp.
	FRN, 4.28%, 01/25/08 (m)	1,901
		17,364
Containers & Packaging — 0.2%
275	Graphic Packaging International Corp.
	9.50%, 08/15/13 (m)	260
635	Owens-Brockway Glass Container, Inc.
	8.25%, 05/15/13	656
		916
Diversified Financial Services — 5.5%
1,765	American Honda Finance Corp.
	FRN, 4.43%, 05/11/07 (m)	1,767
3,000	Aries Vermoegensverwaltungs GmbH (Germany)
	9.60%, 10/25/14 (e)	3,851

4

3,255	Caterpillar Financial Services Corp.
	Series F, FRN, 4.47%, 02/26/07	3,261
	Ford Motor Credit Co.
1,865	7.88%, 06/15/10 (m)	1,748
1,100	FRN, 4.87%, 03/21/07 (m)	1,052
1,000	General Electric Capital Corp.
	FRN, 4.42%, 05/19/08 (m)	1,001
600	General Motors Acceptance Corp.
	6.88%, 08/28/12 (m)	543
3,100	Links Finance LLC
	FRN, 4.12%, 09/15/08 (e) (m)	3,100
1,570	Mantis Reef Ltd. (Australia)
	4.80%, 11/03/09 (e) (m)	1,534
4,225	Pricoa Global Funding I
	FRN, 4.10%, 12/22/06 (e)	4,234
	Residential Capital Corp.
2,885	6.38%, 06/30/10	2,908
1,000	6.88%, 06/30/15	1,047
2,100	FRN, 5.67%, 11/21/08	2,099
715	Resona Preferred Global Securities Cayman Ltd. (Cayman Islands)
	VAR, 7.19%, 12/31/49 (e) (m)	750
1,560	Temasek Financial I Ltd. (Singapore)
	4.50%, 09/21/15 (e)	1,491
1,304	TRAINS
	Series 2005-1, VAR, 7.65%, 06/15/15 (e)	1,329
310	UGS Corp.
	10.00%, 06/01/12	338
125	Visant Corp.
	7.63%, 10/01/12	124
		32,177
Diversified Telecommunication Services — 1.7%
910	Deutsche Telekom International Finance BV (Netherlands)
	5.25%, 07/22/13 (m)	902
805	Qwest Corp.
	8.87%, 03/15/12	904
	Sprint Capital Corp.
2,190	6.00%, 01/15/07	2,213
1,200	6.90%, 05/01/19	1,311
610	8.75%, 03/15/32	799
1,460	Verizon Global Funding Corp.
	5.85%, 09/15/35	1,383
2,215	Verizon New York, Inc.
	Series A, 6.88%, 04/01/12	2,300
		9,812
Electric Utilities — 1.4%
525	Appalachian Power Co.
	5.80%, 10/01/35 (m)	506
	Dominion Resources, Inc.
1,220	5.00%, 03/15/13 (m)	1,184
630	5.15%, 07/15/15	608
1,600	FRN, 4.30%, 09/28/07 (m)	1,601
1,090	Series E, 7.20%, 09/15/14 (m)	1,205
1,380	Nisource Finance Corp.
	5.45%, 09/15/20	1,323
1,890	Public Service Enterprise Group, Inc.
	FRN, 4.30%, 09/21/08	1,890
		8,317
Electronic Equipment & Instruments — 0.1%
545	Celestica, Inc. (Canada)
	7.88%, 07/01/11 (m)	546
Food & Staples Retailing — 0.3%
2,110	Safeway, Inc.
	4.13%, 11/01/08	2,039
Gas Utilities — 0.8%
1,155	Enterprise Products Partners LP
	6.65%, 10/15/34 (m)	1,171
3,500	Oneok, Inc.
	5.51%, 02/16/08	3,521
		4,692
Health Care Equipment & Supplies — 0.1%
615	Fresenius Medical Care Capital Trust II
	7.88%, 02/01/08 (m)	649

5

Health Care Providers & Services — 0.2%
980	HCA, Inc.
	6.38%, 01/15/15 (m)	974
2,000	Mariner Health Group, Inc.
	9.50%, 04/01/06 (d) (m)	—	(h)
430	Service Corp. International
	6.75%, 04/01/16	421
		1,395
Hotels, Restaurants & Leisure — 0.3%
620	ITT Corp.
	7.38%, 11/15/15	665
690	MGM Mirage, Inc.
	5.88%, 02/27/14	654
585	Vail Resorts, Inc.
	6.75%, 02/15/14	585
		1,904
Household Durables — 0.2%
300	DR Horton, Inc.
	5.25%, 02/15/15 (m)	278
425	Sealy Mattress Co.
	8.25%, 06/15/14	434
745	Standard Pacific Corp.
	6.88%, 05/15/11	713
		1,425
Household Products — 0.3%
210	ACCO Brands Corp.
	7.63%, 08/15/15 (m)	196
1,900	Spectrum Brands, Inc.
	7.38%, 02/01/15	1,644
		1,840
Industrial Conglomerates — 0.3%
1,365	Hutchison Whampoa International Ltd. (Cayman Islands)
	7.45%, 11/24/33 (e)	1,546
Insurance — 1.4%
830	Axis Capital Holdings Ltd. (Bermuda)
	5.75%, 12/01/14 (m)	825
	Endurance Specialty Holdings Ltd. (Bermuda)
200	6.15%, 10/15/15	200
800	7.00%, 07/15/34 (m)	825
	GE Global Insurance Holding Corp.
300	7.00%, 02/15/26 (m)	329
640	7.75%, 06/15/30 (m)	761
2,500	Nippon Life Insurance (Japan)
	4.88%, 08/09/10	2,454
1,250	Protective Life Secured Trust
	FRN, 4.22%, 01/14/08	1,251
1,700	Stingray Pass-Through (Cayman Islands)
	5.90%, 01/12/15 (e)	1,659
		8,304
Internet & Catalog Retail — 0.1%
605	IAC/InterActiveCorp.
	7.00%, 01/15/13	618
IT Services — 0.1%
500	Sungard Data Systems, Inc.
	10.25%, 08/15/15 (e)	505
Media — 1.4%
460	Cablevision Systems Corp.
	8.00%, 04/15/12 (m)	439
455	Charter Communications Operating LLC/Charter Communications Operating Capital
	8.00%, 04/30/12 (e) (m)	453
1,900	Dex Media, Inc.
	SUB, 0.00%, 11/15/13 (m)	1,506
675	DirecTV Holdings LLC
	6.38%, 06/15/15 (m)	662
	Echostar DBS Corp.
495	6.38%, 10/01/11 (m)	479
60	6.63%, 10/01/14 (m)	58
1,385	News America, Inc.
	6.20%, 12/15/34	1,363
1,285	TCI Communications, Inc.
	8.75%, 08/01/15	1,553
930	Time Warner Entertainment Co. LP
	8.38%, 03/15/23	1,095
460	Time Warner, Inc.
	7.63%, 04/15/31 (m)	522
		8,130

6

Metals & Mining — 0.6%
	Falconbridge Ltd. (Canada)
1,465	6.00%, 10/15/15	1,465
805	6.13%, 10/01/35	772
455	6.20%, 06/15/35	430
840	Newmont Mining Corp.
	5.88%, 04/01/35	808
		3,475
Multiline Retail — 0.2%
1,420	Wal-Mart Stores, Inc.
	5.25%, 09/01/35	1,348
Oil, Gas & Consumable Fuels — 0.5%
495	Chesapeake Energy Corp.
	6.50%, 08/15/17 (e) (m)	484
1,410	Kinder Morgan Energy Partners LP
	7.30%, 08/15/33	1,583
560	Nexen, Inc. (Canada)
	5.88%, 03/10/35	540
380	Ras Laffan LNG III
	5.84%, 09/30/27 (e)	374
		2,981
Paper & Forest Products — 0.1%
630	Georgia Pacific Corp.
	7.70%, 06/15/15 (m)	619
Real Estate — 0.2%
1,210	istar Financial, Inc.
	5.15%, 03/01/12	1,162
Road & Rail — 0.5%
3,093	CSX Corp.
	FRN, 4.56%, 08/03/06	3,098
Software — 0.2%
880	Computer Associates International, Inc.
	5.63%, 12/01/14 (e) (m)	856
Thrifts & Mortgage Finance — 0.4%
1,250	Sovereign Bancorp, Inc.
	FRN, 4.15%, 03/01/09 (e)	1,250
1,255	Washington Mutual, Inc.
	5.25%, 09/15/17	1,201
		2,451
Wireless Telecommunication Services — 0.7%
1,000	iPCS, Inc.
	11.50%, 05/01/12	1,153
1,555	Motorola, Inc.
	7.50%, 05/15/25	1,842
220	PanAmSat Corp.
	9.00%, 08/15/14	231
1,060	Rogers Wireless, Inc. (Canada)
	6.38%, 03/01/14	1,053
		4,279
	Total Corporate Bonds
	(Cost $189,855)	186,613

Foreign Governments Securities — 6.3%
	Federal Republic of Brazil (Brazil)
1,945	7.88%, 03/07/15	1,995
	Government of Argentina (Argentina)
8,465	FRN, 0.00%, 12/15/35	402
1,125	FRN, 4.00%, 08/03/12	883
2,853	8.28%, 12/31/33	2,382
	Government of Egypt (Egypt)
6,800	4.45%, 09/15/15 (m)	6,610
	Government of Peru (Peru)
3,140	FRN, 4.69%, 03/07/27	2,952
2,425	7.35%, 07/21/25	2,493
2,060	8.75%, 11/21/33	2,410
	Government of Ukraine (Ukraine)
742	6.88%, 03/04/11 (e)	767

7

2,663	7.65%, 06/11/13	2,883
	Government of Venezuela (Venezuela)
2,080	9.25%, 09/15/27	2,395
3,158	9.38%, 01/13/34	3,632
	National Agricultural Cooperative Federation (South Korea)
2,000	VAR, 5.75%, 06/18/14	1,993
	Russian Federation (Russia)
1,090	12.75%, 06/24/28	1,984
	United Mexican States (Mexico)
1,785	8.30%, 08/15/31	2,267
850	11.50%, 05/15/26	1,375
	Total Foreign Government Securities
	(Cost $36,627)	37,423
Private Placements — 3.4%
4,105	180 East End Avenue, Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City
	6.88%, 12/28/28 (e) (i)	4,565
730	200 East 27th St., Secured by Second Mortgage Agreement and Apartment on Co-op Apartment Building in New York City
	6.72%, 01/01/13 (e) (i)	767
10,538	200 East 57th St., Secured by FIrst Mortgage and Agreement on Co-op Apartment Building in New York City
	6.50%, 01/01/14 (e) (i)	11,258
3,014	81 Irving Place, Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City
	6.95%, 01/01/29 (e) (i)	3,359
	Total Private Placements
	(Cost $18,387)	19,949

U.S. Government Agency Securities — 53.8%
8,090	Federal Home Loan Mortgage Corp.
	6.25%, 07/15/32 (m)	9,395
47,500	Federal Home Loan Mortgage Corp. Gold Pool
	5.50%, 12/15/35 TBA (m)	46,832
	Federal National Mortgage Association
611	6.00%, 01/01/35 (m)	615
—	(h) 8.00%, 08/01/22 (m)	—	(h)
	Federal National Mortgage Association Pool
71,658	5.00%, 01/25/35 TBA (m)	69,483
132,115	5.50%, 01/25/35 TBA (m)	130,105
57,250	6.00%, 01/25/35 TBA (m)	57,548
	Government National Mortgage Association TBA
3,000	5.50%, 12/15/35	2,975
	Total U.S. Government Agency Securities
	(Cost $316,133)	316,953

U.S. Treasury Obligations — 7.3%
	U.S. Treasury Bonds
4,130	6.13%, 11/15/27	4,865
350	7.25%, 05/15/16 (k)	425
	U.S. Treasury Inflation Indexed Bonds
88	1.63%, 01/15/15	85
	U.S. Treasury Notes
1,000	3.38%, 02/28/07	987
300	3.38%, 10/15/09	289
1,305	3.50%, 02/15/10	1,258
335	3.88%, 07/31/07	332
1,075	3.88%, 05/15/09 (k)	1,056
2,940	3.88%, 09/15/10	2,869
495	4.00%, 02/15/15	475
8,045	4.13%, 08/15/08	7,991
2,920	4.25%, 10/15/10	2,896
2,715	4.25%, 08/15/15	2,654
1,780	4.50%, 11/15/10	1,786
3,600	4.50%, 11/15/15	3,600
1,065	4.88%, 02/15/12	1,088
9,515	5.38%, 02/15/31	10,455
	Total U.S. Treasury Obligations
	(Cost $43,402)	43,111

8

Shares
Preferred Stock — 0.1%
Insurance — 0.1%

780		Axis Capital Holdings Ltd. (Bermuda) 7.50%	793
		Total Preferred Stock
		(Cost $780)

Short-Term Investments — 5.4%
Investment Company — 5.4%
31,646		JPMorgan Prime Money Market Fund (b) (m)
		(Cost $31,646)	31,646

Number of Contracts
Options Purchased — 1.1%

Call Options Purchased on OTC Futures, etc. — 0.0 (g)%

1		90 DAY Euro Dollar, expiring 1/13/06 @ 95.5, European Style	6
—	(h)	90 DAY Euro Dollar, expiring 12/16/05 @ 96.5, European Style	—	(h)
—	(h)	U.S. 10 Year Treasury Note Future, expiring 12/22/05 @ 110.0, European Style	7
—	(h)	U.S. Long bond Future, expiring 12/22/2005 @ 116.0, European Style	2
			15
Call Options Purchased on Interest Rate Swaps — 0.4%

11,350		Counterparty Bank of America, expiring 4/19/06, exercise rate 5.17%, European Style	284
7,200		Counterparty Deutsche Bank AG, New York, expiring 2/23/06, exercise rate 5.01%, 3 month LIBOR quarterly, European Style	78
7,125		Counterparty Credit Suisse First Boston, Inc., expiring 3/20/06, exercise rate 5.04%, 3 month LIBOR quarterly, European Style	102
14,250		Counterparty Credit Suisse First Boston, Inc., expiring 5/02/06, exercise rate 4.78%, 3 month LIBOR quarterly, European Style	304
9,430		Counterparty Deutsche Bank AG, New York, expiring 5/09/06, exercise rate 5.39%, 3 month LIBOR quarterly, European Style	415
8,750		Counterparty Credit Suisse First Boston, Inc., expiring 12/23/05, exercise rate 5%, 3 month LIBOR quarterly, European Style	40
125,960		Counterparty Citibank, N.A., expiring 6/23/06, exercise rate 4.08%, 3 month LIBOR quarterly, European Style	35
5,175		Counterparty Deutsche Bank AG, New York, expiring 7/14/08, exercise rate 4.87%, 3 month LIBOR quarterly, European Style	166
3,900		Counterparty Goldman Sachs Credit Management, expiring 7/21/08, exercise rate 4.91%, 3 month LIBOR quarterly, European Style	131
6,850		Counterparty Lehman Brothers Special Financing, expiring 7/30/07, exercise rate 4.83%, 3 month LIBOR quarterly, European Style	176
6,950		Counterparty Credit Suisse First Boston, Inc., expiring 8/1/07, exercise rate 4.83%, 3 month LIBOR quarterly, European Style	200
7,900		Counterparty Goldman Sachs Credit Management, expiring 8/2/07, exercise rate 4.93%, 3 month LIBOR quarterly, European Style	226
6,900		Counterparty Goldman Sachs Credit Management, expiring 8/6/07, exercise rate 4.92%, 3 month LIBOR quarterly, European Style	196
			2,353
Put Options Purchased on OTC Futures, etc. — 0.2%

—	(h)	Euro Dollar, expiring 12/19/05 @ 95.63, European Style.	6
45,900		FNMA 30 Year Fixed 5.00%, TBA, expiring 1/05/06 @ 96.69, European Style.	423
45,900		FNMA 30 Year Fixed 5.00%, TBA, expiring 12/06/05 @ 97.21, European Style.	488
22,700		FNMA 30 Year Fixed 5.00%, TBA, expiring 12/06/05 @ 96.75, European Style.	149
27,900		FNMA 30 Year Fixed 5.00%, TBA, expiring 1/06/06 @ 95.43, European Style.	92
—	(h)	U.S. Long Bond Future, expiring 12/22/05 @ 109, European Style.	7
—	(h)	U.S. 5 Year Treasury Note Future, expiring 12/22/05 @ 105, European Style.	12
—	(h)	U.S. 10 Year Treasury Note Future, expiring 12/22/05 @ 105, European Style.	1
			1,178
Put Options Purchased on Interest Rate Swaps — 0.5%

7,125		Counterparty Credit Suisse First Boston, Inc., expiring on 3/20/06, exercise rate 5.04%, European Style.	332
11,350		Counterparty Bank of America, expiring on 4/19/06, exercise rate 5.17%, European Style.	426

9

14,250	Counterparty Merrill Lynch Capital Services, expiring on 5/2/06, exercise rate 5.16%, European Style.	189
9,430	Counterparty Deutsche Bank AG, New York, expiring on 5/09/06, exercise rate 5.39%, European Style.	231
7,200	Counterparty Deutsche Bank AG, New York, expiring on 2/23/06, exercise rate 5.01%, European Style.	112
5,175	Counterparty Deutsche Bank AG, New York, expiring on 7/14/08, exercise rate 4.87%, European Style.	282
3,900	Counterparty Goldman Sachs Credit Management, expiring on 7/21/08, exercise rate 4.91%, European Style.	209
6,850	Counterparty Lehman Brothers Special Financing, expiring on 7/30/07, exercise rate 4.83%, European Style.	333
6,950	Counterparty Credit Suisse First Boston, Inc., expiring on 8/01/07, exercise rate 4.93%, European Style.	309
7,900	Counterparty Goldman Sachs Credit Management, expiring on 8/02/07, exercise rate 4.93%, European Style.	349
6,900	Counterparty Goldman Sachs Credit Management, expiring on 8/06/07, exercise rate 4.92%, European Style.	312
8,750	Counterparty Credit Suisse First Boston, Inc., expiring on 12/23/05, exercise rate 5%, European Style.	74
		3,158

	Total Options Purchased (Premium $7,325)	6,704

Total Investments — 153.7% (Cost $910,341)		906,560
Other Liabilities in Excess of Assets — (53.7)%		(316,885)
Net Assets — 100.0%		$589,675

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.

The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2005.
TBA	To be announced.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2005.

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
102	2 Year U.S. Treasury Notes	March, 2006	$20,920	$(27)
325	5 Year U.S. Treasury Notes	March, 2006	34,430	(12)
96	10 Year U.S. Treasury Notes	March, 2006	10,419	(29)
19	U.S. Treasury Bonds	March, 2006	2,129	(22)

	Short Futures Outstanding
(306)	5 Year U.S. Treasury Notes	March, 2006	(32,417)	38
(231)	10 Year U.S. Treasury Notes	March, 2006	(25,070)	75
(253)	U.S. Treasury Bonds	March, 2006	(28,343)	223
				$246

10

Forward Foreign Currency Exchange Contracts

(Amounts in thousands)

Contracts to Buy	Settlement Date		Settlement Value (USD)	Value at 11/30/05 (USD)	Net Unrealized Depreciation (USD)
3,737	EUR	1/31/2006	$4,414	$4,420	$(6)

Contracts to Sell	Settlement Date		Settlement Value (USD)	Value at 11/30/05 (USD)	Net Unrealized Depreciation (USD)
3,737	EUR1	/31/2006	$4,386	$4,420	$34

Short Positions

Principal Amount	Security Description	Value
$(23,000)	Federal National Mortgage Association, 5.00%, 12/25/20 TBA	$(22,655)
(6,000)	Federal National Mortgage Association, 5.00%, 12/15/35 TBA	(5,771)
(83,823)	Federal National Mortgage Association, 5.00%, 1/25/35 TBA	(80,549)
(27,630)	Federal National Mortgage Association, 5.50%, 12/25/35 TBA	(27,207)
(66,085)	Federal National Mortgage Association, 5.50%, 12/25/35 TBA	(64,990)

Total Short Positions (Premiums Received $201,657)		$(201,172)

Options Written

Call Options Written on OTC Futures, etc.

Name of Issuer		Exercise Price	Expiration Date	Number of Contracts		Premium (USD)	Value (USD)
Call option on 90 DAY Euro Dollar, European Style		96.25	1/13/2006	—	(h)	$17	$5
Call option on U.S. 10 Year Treasury Note Future, European Style		108.00	12/22/2005	—	(h)	68	62
Call option on FNMA 30 Year Fixed 5.50%, TBA, European Style		0.39	1/6/2006	42,000		164	126
Call option on U.S. Long Bond Future, European Style		114.00	12/22/2005	—	(h)	59	13
						$308	$206

Call Options Written on Interest Rate Swaps

Name of Issuer	Counterparty	Exercise Rate	Expiration Date	Notional Amount		Premium (USD)	Value (USD)
Call option on Interest Rate Swap, European Style	Barclays	4.94	4/12/2006	$11,600		$223	$134
Call option on Interest Rate Swap, European Style	Barclays	5.12	4/26/2006	11,600		228	220
Call option on Interest Rate Swap, European Style	Bear Stearns Bank PLC	4.97	4/19/2006	22,700		444	292
Call option on Interest Rate Swap, European Style	Citibank, N.A.	5.39	6/23/2006	$24,900		411	65
Call option on Interest Rate Swap, European Style	Credit Suisse First Boston, Inc.	4.78	3/20/2006	14,250		281	87
Call option on Interest Rate Swap, European Style	Credit Suisse First Boston, Inc.	4.76	3/28/2006	12,350		241	74
Call option on Interest Rate Swap, European Style	Deutsche Bank AG, New York	5.11	11/23/2007	24,050		937	885
Call option on Interest Rate Swap, European Style	Goldman Sachs Credit Management	4.9	4/4/2006	11,800		231	116
Call option on Interest Rate Swap, European Style	Lehman Brothers Special Financing	5.12	4/28/2006	13,950		273	263
Call option on Interest Rate Swap, European Style	Merrill Lynch Capital Services	5.34	5/2/2006	7,125		250	279
						$3,519	$2,415

Put Options Written on OTC Futures, etc.

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts		Premium (USD)	Value (USD)
Put option on FNMA 30 Year Fixed 5.00%, TBA, European Style	0.29	12/6/2005	91,800		$265	$359
Put option on FNMA 30 Year Fixed 5.00%, TBA, European Style	0.30	12/6/2005	45,400		138	71
Put option on FNMA 30 Year Fixed 5.00%, TBA, European Style	0.22	12/6/2005	15,100		34	22
Put option on FNMA 30 Year Fixed 5.00%, TBA, European Style	0.34	1/5/2006	91,800		316	387
Put option on FNMA 30 Year Fixed 5.00%, TBA, European Style	0.45	1/5/2006	22,700		103	87
Put option on FNMA 30 Year Fixed 5.00%, TBA, European Style	0.38	1/6/2006	55,800		214	65
Put option on U.S. 10 Year Treasury Note Future, European Style	107.00	12/22/2005	—	(h)	29	8
Put option on U.S. 5 Year Treasury Note Future, European Style	104.00	12/22/2005	—	(h)	14	5
Put option on U.S. Long Bond Future, European Style	111.00	12/22/2005	—	(h)	63	30
					$1,176	$1,034

11

Put Options Written on Interest Rate Swaps

Name of Issuer	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium (USD)	Value (USD)
Put option on Interest Rate Swap, European Style	Credit Suisse First Boston, Inc.	4.78	3/20/2006	14,250	$281	$415
Put option on Interest Rate Swap, European Style	Credit Suisse First Boston, Inc.	4.76	3/28/2006	12,350	241	385
Put option on Interest Rate Swap, European Style	Goldman Sachs Credit Management	4.9	4/4/2006	11,800	231	286
Put option on Interest Rate Swap, European Style	Barclays	4.94	4/12/2006	11,600	223	263
Put option on Interest Rate Swap, European Style	Bear Stearns Bank PLC	4.97	4/19/2006	22,700	444	501
Put option on Interest Rate Swap, European Style	Barclays	5.12	4/26/2006	11,600	228	191
Put option on Interest Rate Swap, European Style	Lehman Brothers Special Financing	5.12	4/28/2006	13,950	273	233
Put option on Interest Rate Swap, European Style	Merrill Lynch Capital Services	5.34	5/2/2006	7,125	250	174
Put option on Interest Rate Swap, European Style	Deutsche Bank AG, New York	5.11	11/23/2007	24,050	937	972

					$3,108	$3,420

Credit Default Swaps

						Unrealized
			Fund Pays/Receives	Termination	Notional	Appreciation
Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fixed Rate	Date	Amount (USD)	(Depreciation (USD)
Bank of America	Walt Disney Co., 6.375%, 3/1/12	Buy	16 BPS Quaterly	9/20/10	$3,150	$9
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Buy	57 BPS semi-annually	10/20/07	2,850	7
Citibank, N.A.	Pemex, 9.50%, 9/15/27	Buy	58 .25 BPS semi-annually	5/20/10	15,000	(276)
Citibank, N.A.	Mexico Government International Bond, 8.30%, 8/15/31	Sell	50 BPS semi-annually	5/20/10	15,000	281
Citibank, N.A.	Pemex, 9.50%, 9/15/27	Buy	62.5 BPS semi-annually	6/20/10	11,000	(307)
Citibank, N.A.	Mexico Government International Bond, 8.30%, 8/15/31	Sell	52.5 BPS semi-annually	6/20/10	11,000	286
Citibank, N.A.	Columbia Government International Bond, 10.375%, 1/28/33	Buy	118 BPS semi-annually	9/20/10	9,200	(302)
Citibank, N.A.	Columbia Government International Bond, 10.375%, 1/28/33	Buy	103.5 BPS semi-annually	9/20/10	5,000	(99)
Citibank, N.A.	Government of Venezuela, 9.25%, 9/15/27	Sell	129 BPS semi-annually	9/20/10	9,200	229
Citibank, N.A.	Government of Venezuela, 9.25%, 9/15/27	Sell	116 BPS semi-annually	9/20/10	5,000	67
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Sell	148.25 BPS semi-annually	10/20/10	2,850	(39)
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	52.5 BPS semi-annually	4/20/06	9,750	(39)
Deutsche Bank AG, New York	Government of Venezuela, 9.25%, 9/15/27	Sell	26 BPS semi-annually	4/20/06	7,700	7
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	117.5 BPS semi-annually	4/20/07	9,750	233
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Buy	61.5 BPS semi-annually	2/20/10	30,000	(790)
Deutsche Bank AG, New York	Aries Vermoegensverwaltungs, 9.60%, 10/25/14	Sell	63 BPS semi-annually	2/20/10	30,000	924
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 4/8/33	Buy	54 BPS semi-annually	4/20/10	10,000	(216)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	59.5 BPS semi-annually	4/20/10	10,000	230
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 4/8/33	Buy	53 BPS semi-annually	6/20/10	8,000	(199)
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 4/8/33	Buy	52.5 BPS semi-annually	6/20/10	10,000	(244)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	52.5 BPS semi-annually	6/20/10	8,000	171
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	52 BPS semi-annually	6/20/10	10,000	209
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 4/8/33	Buy	48 BPS semi-annually	7/20/10	6,000	(119)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	50.5 BPS semi-annually	7/20/10	6,000	114
Deutsche Bank AG, New York	Avon Products, 7.15%, 11/15/09	Buy	26 BPS Quaterly	12/20/10	3,900	(9)
Goldman Sachs Credit Management	Computer Sciences Corp., 7.375%, 6/15/11	Buy	74 BPS Quaterly	12/20/10	1,450	(26)
Goldman Sachs Credit Management	Cendant Corp., 7.375%, 1/15/13	Buy	42.5 BPS Quaterly	12/20/10	1,950	15
Goldman Sachs Credit Management	First Data Corp., 5.625%, 11/1/11	Buy	24.5 BPS Quaterly	12/20/10	1,950	10

12

Goldman Sachs Credit Management	Masco Corp., 6.75%, 3/15/06	Buy	24.5 BPS Quaterly	12/20/10	1,950	8
Goldman Sachs Credit Management	Nucor Corp., 4.875%, 10/01/12	Buy	18.5 BPS Quaterly	12/20/10	1,950	2
Goldman Sachs Credit Management	Cendant Corp., 7.375%, 01/15/13	Buy	60 BPS Quaterly	12/20/10	1,950	(14)
Goldman Sachs Credit Management	Residential Capital Corp., 6.375%, 6/30/10	Sell	59 BPS Quaterly	12/20/10	1,300	(18)
Goldman Sachs Credit Management	TXU Energy, 7.00%, 3/15/13	Sell	52.5 BPS Quaterly	12/20/10	3,900	20
Goldman Sachs Credit Management	V.F. Corp., 8.5%, 10/1/10	Buy	27 BPS Quaterly	3/20/11	1,950	— (h)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	27 BPS semi-annually	10/20/07	9,000	(25)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	30.5 BPS semi-annually	10/20/07	9,000	(37)
Lehman Brothers Special Financing	Gazprom, 8.625%, 4/28/34	Sell	52 BPS semi-annually	10/20/07	9,000	41
Lehman Brothers Special Financing	Gazprom, 8.625%, 4/28/34	Sell	55.5 BPS semi-annually	10/20/07	9,000	52
Lehman Brothers Special Financing	Gannett Co., 6.375%, 4/1/12	Buy	23.5 BPS Quaterly	9/20/10	6,400	22
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	150 BPS semi-annually	9/20/10	6,250	(177)
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	171.5 BPS semi-annually	9/20/10	6,250	39
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	130.75 BPS semi-annually	10/20/10	13,000	(129)
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	151.75 BPS semi-annually	10/20/10	13,000	(170)
Lehman Brothers Special Financing	Anheuser - Bush, 5.625%, 10/1/10	Buy	8 BPS Quaterly	12/20/10	3,150	3
Lehman Brothers Special Financing	Dow Jones CDX. CDX.NA.IG.5	Sell	22.5 BPS Quaterly	12/20/10	3,150	2
Merrill Lynch Capital Services	General Dynamics, 4.25%, 5/15/13	Buy	9 BPS Quaterly	12/20/10	1,950	— (h)
Merrill Lynch Capital Services	Weyerhaeuser, 6.75%, 3/15/12	Buy	31 BPS Quaterly	12/20/10	1,950	— (h)
Merrill Lynch Capital Services	Dow Jones CDX.NA.IG 5	Sell	22.5 BPS Quaterly	12/20/10	3,200	— (h)
Merrill Lynch Capital Services	Dow Jones CDX. CDX.NA.IG.5	Sell	22.5 BPS Quaterly	12/20/10	1,950	— (h)
Morgan Stanley Capital Services	Columbia Government International Bond, 10.375%, 1/28/33	Buy	35 BPS semi-annually	10/20/07	18,700	(35)
Morgan Stanley Capital Services	Columbia Government International Bond, 10.375%, 1/28/33	Buy	35 BPS semi-annually	10/20/07	4,500	(8)
Morgan Stanley Capital Services	Government of Venezuela, 9.375%, 1/13/34	Sell	50 BPS semi-annually	10/20/07	18,700	33
Morgan Stanley Capital Services	Government of Venezuela, 9.25%, 9/15/27	Sell	50 BPS semi-annually	10/20/07	4,500	7
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	57.5 BPS semi-annually	3/20/10	38,000	(405)
Morgan Stanley Capital Services	Gazprom, 8.625%, 4/28/34	Sell	95 BPS semi-annually	3/20/10	38,000	542
Morgan Stanley Capital Services	Mexico Government International Bond, 7.50%, 4/8/33	Buy	56 BPS semi-annually	4/20/10	9,000	(219)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Sell	70 BPS semi-annually	4/20/10	9,000	285
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	45 BPS semi-annually	7/20/10	11,000	(150)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	95 BPS semi-annually	7/20/10	11,000	256
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	37.5 BPS semi-annually	8/20/10	8,500	(52)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	85 BPS semi-annually	8/20/10	8,500	109
Morgan Stanley Capital Services	Russian Federation, 12.75%, 6/24/28	Buy	32 BPS semi-annually	9/20/10	7,000	(3)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	88 BPS semi-annually	9/20/10	7,000	95
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	145 BPS semi-annually	10/20/10	5,250	(110)
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	167.5 BPS semi-annually	10/20/10	3,900	(156)
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	169 BPS semi-annually	10/20/10	5,250	1
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	200 BPS semi-annually	10/20/10	3,900	101
Morgan Stanley Capital Services	Alltel Corp., 7.00%, 7/1/12	Buy	18.5 BPS Quaterly	12/20/10	3,200	(2)
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 3/31/30	Buy	45 BPS semi-annually	8/20/10	7,250	(105)
Union Bank of Switzerland AG, London	Government of Ukraine, 7.65%, 6/11/13	Sell	92 BPS semi-annually	8/20/10	7,250	150
Union Bank of Switzerland AG, London	Alcoa 6.50% 6/1/11	Buy	17.5 BPS Quaterly	12/20/10	3,500	(12)
Union Bank of Switzerland AG, London	Falconbridge, 7.35%, 6/5/12	Sell	34.25 BPS Quaterly	12/20/10	3,500	9

13

Forward Rate Swaps

	Rate Type				Unrealized
	Payments made by	Payments received by	Termination	Notional	Appreciation
Swap Counterparty	the Fund	the Fund	Date	Amount (USD)	(Depreciation) (USD)

Merrill Lynch Capital Services	3 month LIBOR	4.775% semi-annually	3/13/06	$323,000	$(4)
Merrill Lynch Capital Services	3 month LIBOR	4.82 semi-annually	3/13/06	640,000	68

Interest Rate Swaps

	Rate Type				Unrealized
	Payments made by	Payments received by	Termination	Notional	Appreciation
Swap Counterparty	the Fund	the Fund	Date	Amount (USD)	(Depreciation) (USD)
Citibank, N.A.	3 month LIBOR	4.89%	11/19/07	$42,865	$44
Citibank, N.A.	4.83%	3 month LIBOR	12/1/08	55,000	64
Citibank, N.A.	4.745	3 month LIBOR	10/13/10	12,600	84
Citibank, N.A.	4.91	3 month LIBOR	10/31/10	9,500	(4)
Citibank, N.A.	4.98%	3 month LIBOR	11/17/10	18,400	(50)
Citibank, N.A.	5.11%	3 month LIBOR	11/9/12	37,570	(312)
Credit Suisse First Boston, Inc.	5.121	3 month LIBOR	11/14/15	10,310	(63)
Credit Suisse First Boston, Inc.	5.0325	3 month LIBOR	12/2/15	1,950	— (h)
Credit Suisse First Boston, Inc.	3 month LIBOR	5.14%	2/2/16	7,200	38
Credit Suisse First Boston, Inc.	4.93%	3 month LIBOR	8/3/17	521	8
Deutsche Bank AG, New York	3 month LIBOR	4.23%	9/12/07	23,760	(214)
Deutsche Bank AG, New York	3 month LIBOR	4.68	10/24/07	26,705	(47)
Deutsche Bank AG, New York	3 month LIBOR	4.87%	11/10/07	42,565	59
Deutsche Bank AG, New York	4.47%	3 month LIBOR	7/12/10	5,850	42
Deutsche Bank AG, New York	4.36%	3 month LIBOR	9/12/10	10,120	216
Deutsche Bank AG, New York	4.795	3 month LIBOR	10/24/10	11,470	41
Deutsche Bank AG, New York	4.98%	3 month LIBOR	11/10/10	18,270	(77)
Deutsche Bank AG, New York	5.0275	3 month LIBOR	11/15/10	6,390	(39)
Deutsche Bank AG, New York	4.48%	3 month LIBOR	9/14/12	25,000	636
Deutsche Bank AG, New York	5.11%	3 month LIBOR	11/14/15	10,500	(72)
Deutsche Bank AG, New York	5.03%	3 month LIBOR	11/18/15	10,390	16
Deutsche Bank AG, New York	3 month LIBOR	5.11%	11/27/17	1,100	(3)
Deutsche Bank AG, New York	3 month LIBOR	5.18%	10/29/18	3,480	(4)
Goldman Sachs Credit Management	3 month LIBOR	4.78%	11/30/07	52,495	(72)
Goldman Sachs Credit Management	4.84%	3 month LIBOR	11/30/10	45,200	174
Goldman Sachs Credit Management	5.19%	3 month LIBOR	11/7/15	13,950	(163)
Goldman Sachs Credit Management	3 month LIBOR	4.97%	11/30/15	12,720	(85)
Goldman Sachs Credit Management	4.93%	3 month LIBOR	8/7/17	1,975	32
Lehman Brothers Special Financing	4.37%	3 month LIBOR	9/8/10	3,315	73
Lehman Brothers Special Financing	3 month LIBOR	4.50%	9/9/10	15,700	(256)
Lehman Brothers Special Financing	3 month LIBOR	4.50%	9/9/10	15,700	(256)
Lehman Brothers Special Financing	4.28%	3 month LIBOR	9/9/10	12,410	324
Lehman Brothers Special Financing	4.21%	3 month LIBOR	9/9/10	15,675	458
Lehman Brothers Special Financing	5.275	3 month LIBOR	10/29/18	2,100	(12)
Lehman Brothers Special Financing	5.141	3 month LIBOR	7/15/32	7,365	(5)
Merrill Lynch Capital Services	5.10%	3 month LIBOR	11/9/12	9,158	(68)
Merrill Lynch Capital Services	5.17%	3 month LIBOR	9/15/15	6,800	(68)

Price Lock Swaps

					Unrealized
				Notional	Appreciation
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Amount (USD)	(Depreciation) (USD)
Barclays (a)	30 YR FNMA, 6.00% TBA 12/05	100.27	12/6/05	$200,000	$484
Barclays (a)	30 YR FNMA, 6.00% TBA 1/06	100.13	1/5/06	200,000	(578)
Citibank, N.A. (a)	30 YR FNMA, 5.5% TBA 12/05	97.84	12/6/05	6,000	(39)
Citibank, N.A. (a)	15 YR FNMA, 5.5% TBA 12/05	100.67	12/8/05	49,000	(86)
Citibank, N.A. (a)	30 YR FNMA, 5.5% TBA 1/06	99.09	1/5/06	20,000	(140)
Citibank, N.A. (a)	30 YR FNMA, 5.0% TBA 1/06	95.63	1/5/06	40,000	(203)
Citibank, N.A. (a)	30 YR FNMA, 6.0% TBA 1/06	100.63	1/5/06	51,000	(69)
Citibank, N.A. (a)	30 YR FNMA, 6.0% TBA 1/06	100.66	1/6/06	14,000	(23)
Citibank, N.A. (a)	15 YR FNMA, 4.5% TBA 1/06	96.53	1/11/06	29,000	(39)
Citibank, N.A. (b)	30 YR FNMA, 5.5% TBA 12/05	97.75	12/6/05	73,425	551
Citibank, N.A. (b)	30 YR FNMA, 5.0% TBA 12/05	95.28	12/6/05	14,000	132
Citibank, N.A. (b)	U.S. Treasury Note, 4.125% 8/15/10	98.32	12/14/05	15,925	66
Citibank, N.A. (b)	30 YR FNMA, 4.5% TBA 1/06	92.86	1/5/06	20,000	119
Credit Suisse First Boston, Inc. (a)	U.S. Treasury Note, 4.25% 8/15/15	97.95	12/14/05	16,000	(40)
Credit Suisse First Boston, Inc. (a)	U.S. Treasury Note, 4.125% 8/15/08	99.50	12/14/05	16,500	(36)
Credit Suisse First Boston, Inc. (a)	U.S. Treasury Note, 4.25% 10/15/10	99.48	12/14/05	14,500	(49)
Deutsche Bank AG, New York (b)	FNMA, 6.625% 11/15/10	107.38	12/7/05	6,000	33
Deutsche Bank AG, New York (b)	FHLMC, 4.50% 1/15/14	96.94	12/15/05	10,495	69
Lehman Brothers Special Financing (a)	30 YR FNMA, 5.0% TBA 12/05	95.28	12/6/05	32,585	(275)
Lehman Brothers Special Financing (a)	FHLMC, 4.125% 7/12/10	97.96	12/14/05	5,850	(45)
Lehman Brothers Special Financing (b)	FHLMC, 6.25% 7/15/32	114.83	12/15/05	6,815	106

14

Union Bank of Switzerland AG, London (a)	30 YR FNMA, 5.50% TBA 12/05	99.72	12/6/05	42,850	(416)
Union Bank of Switzerland AG, London (a)	30 YR FHLMC GOLD, 5.50% TBA 12/05	99.53	12/6/05	13,650	(130)
Union Bank of Switzerland AG, London (a)	30 YR FNMA, 4.50% TBA 12/05	93.49	12/6/05	6,000	(6)
Union Bank of Switzerland AG, London (a)	30 YR GNMA, 5.50% TBA 12/05	99.81	12/12/05	9,000	(24)
Union Bank of Switzerland AG, London (b)	30 YR FHLMC GOLD, 5.50% TBA 12/05	98.52	12/6/05	18,000	11
Union Bank of Switzerland AG, London (b)	30 YR FNMA, 6.0% TBA 12/05	100.54	12/6/05	16,000	1
Union Bank of Switzerland AG, London (b)	30 YR FNMA, 5.0% TBA 12/05	95.19	12/6/05	50,000	477
Union Bank of Switzerland AG, London (b)	30 YR FNMA, 5.0% TBA 12/05	95.19	12/6/05	13,500	129
Union Bank of Switzerland AG, London (b)	30 YR FNMA, 5.5% TBA 12/05	97.72	12/6/05	55,000	404
Union Bank of Switzerland AG, London (b)	30 YR FNMA, 6.50% TBA 12/05	102.34	12/6/05	9,000	6
Union Bank of Switzerland AG, London (b)	15 YR FNMA, 5.5% TBA 12/05	100.25	12/8/05	14,000	20

(a) Fund pays the excess of the fixed rate over the price and receives the excess of the price over the fixed rate.
(b) Fund pays the excess of the price over the fixed rate and receives the excess of the fixed rate over the price.

Total Return/Spread Swaps

				Unrealized
		Termination	Notional	Appreciation
Swap Counterparty	Referenced Obligation	Date	Amount (USD)	(Depreciation) (USD)

Citibank, N.A. (a)	Lehman Brothers 8.5 Year AAA CMBS Index	01/01/06	$21,250	$(40)

(a) Fund receives positive when the spread tightens and pays negative when the spread widens

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,919
Aggregate gross unrealized depreciation	(11,700)
Net unrealized appreciation/depreciation	$(3,781)

Federal income tax cost of investments	$910,341

15

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
State Municipal Obligations — 102.0%
California — 98.4%
$2,000	ABAG Finance Authority for Nonprofit Corps., Amber Court Apartments
	Series A, Rev., VAR, 3.02%, 12/07/05 (m)	$2,000
500	ABAG Finance Authority for Nonprofit Corps., Kteh Foundation
	Rev., VAR, LOC: Bank of America N.A., 3.02%, 12/05/05 (m)	500
1,500	ABAG Finance Authority for Nonprofit Corps., Point Ioma Nazarene University
	Rev., VAR, LOC: Allied Irish Bank plc, 3.12%, 12/05/05 (m)	1,500
500	ABAG Finance Authority for Nonprofit Corps, YMCA San Francisco
	Series B, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.02%, 12/02/05 (m)	500
1,500	ABN AMRO Munitops Certificate Trust
	Series 2003-1, GO, VAR, AMBAC-TCRS-BNY, 3.08%, 12/02/05 (m)	1,500
2,630	Alameda County IDA, Family Partnership
	Class A, Rev., VAR, LOC: Wells Fargo Bank N.A., 2.99%, 12/02/05 (m)	2,630
800	Alameda County IDA, Scientific Technology Project
	Series A, Rev., VAR, LOC: BNP Paribas, 3.04%, 12/06/05 (m)	800
635	Auburn Union School District
	COP, VAR, FSA, 3.03%, 12/05/05	635
1,350	California Communities Housing Finance Agency, Subordinated
	Series B, Rev., VAR, LIQ: Societe Generale, 3.13%, 12/07/05	1,350
100	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project
	Rev., VAR, LOC: Mellon Bank N.A., 2.99%, 12/07/05	100
150	California Educational Facilities Authority, Stanford University
	Series PA-542, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.06%, 12/07/05	150
	California Educational Facilities Authority, University of San Francisco
400	Rev., VAR, LOC: Allied Irish Bank plc, 2.96%, 12/01/05	400
1,000	Rev., VAR, LOC: Allied Irish Bank plc, 2.96%, 12/06/05	1,000
750	California Health Facilities Financing Authority, Adventist Health Systems
	Series A, Rev., VAR, LOC: Wachovia Bank N.A., 2.95%, 12/01/05	750
900	California Housing Finance Agency
	Series D, Rev., VAR, FSA, 3.00%, 12/02/05	900
	California Housing Finance Agency, Multi-Family Housing
1,500	Series A, Rev., VAR, LIQ: Helaba, 2.97%, 12/01/05	1,500
1,175	Series G, Rev., VAR, 3.09%, 12/02/05	1,175
200	California Pollution Control Financing Authority, Atlantic Richfield Co. Project
	Series A, Rev., VAR, 3.04%, 12/01/05	200
2,975	California Pollution Control Financing Authority, Colmac Energy Project
	Series A, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.97%, 12/07/05	2,975
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project
	Rev., VAR, LOC: Wells Fargo Bank N.A., 2.97%, 12/07/05	1,000
3,000	California School Cash Reserve Program Authority
	Series A, Rev., 4.00%, 07/06/06	3,024
	California State Department of Water Resources
2,230	Series B-4, Rev., VAR, LOC: Bayerische Landesbank, 2.95%, 12/01/05	2,230
6,000	Sub Series F-1, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.19%, 01/01/06	6,000
3,000	Sub Series F-5, Rev., VAR, LOC: Citibank N.A., 3.20%, 01/01/06	3,000
1,500	Sub Series G-2, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.15%, 01/01/06	1,500
1,000	Sub Series G-13, Rev., VAR, FGIC, 3.17%, 01/25/06	1,000
	California State Department of Water Resources, Power Supply, EAGLE
1,000	Series 2002-6017, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.06%, 12/01/05	1,000
3,100	Series B-2, Rev., VAR, LOC: BNP Paribas, 3.02%, 12/01/05	3,100
5,375	Series C-7, Rev., VAR, FSA, 3.01%, 12/01/05	5,375
1,990	Series RR-II-R-6044, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.06%, 12/07/05	1,990
	California Statewide Communities Development Authority
2,500	3.02%, 12/07/05	2,500
300	Series 909, COP, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/04/05	300
1,900	California Statewide Communities Development Authority, Cathedral High School Project
	Rev., VAR, LOC: Allied Irish Bank plc, 3.01%, 12/05/05	1,900
	California Statewide Communities Development Authority, Kaiser Permanente

1

700	Series A, Rev., VAR, 2.97%, 12/07/05	700
1,000	Series B, Rev., VAR, 2.97%, 12/05/05	1,000
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project
	Series A, Rev., VAR, LOC: Union Bank of California N.A., 3.05%, 12/06/05	2,000
	Charter Mac Floater Certificate Trust I
2,200	Series CAL-1, Rev., VAR, AMT, MBIA, 3.10%, 12/05/05	2,200
1,800	Series CAL-2, Rev., VAR, MBIA, 3.10%, 12/05/05	1,800
2,399	City of Glendale, Hospital
	Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.08%, 12/04/05	2,399
2,000	City of Hayward, Multi-Family Housing, Shorewood
	Series A, Rev., VAR, LIQ: FNMA, 3.03%, 12/05/05	2,000
700	City of Hemet, Multi-Family Housing, Sunwest Retirement
	Series A, Rev., VAR, FHLMC, 3.02%, 12/06/05	700
1,000	City of Hesperia, Civic Plaza Financing
	COP, VAR, LOC: Bank of America N.A., 2.96%, 12/02/05	1,000
	City of Irvine, Improvement Bond Act of 1915, Special Assessment
2,000	Series A, VAR, LOC: Bank of New York, 2.95%, 12/01/05	2,000
1,000	VAR, LOC: State Street Bank & Trust Co., 2.95%, 12/01/05	1,000
2,000	City of Los Angeles, Water & Supplies
	2.85%, 02/01/06	2,000
410	City of Oakland, Health Facilities
	Series PT-958, Rev., VAR, 3.06%, 12/01/05	410
170	City of Pasadena, Rose Bowl Improvements Project
	COP, VAR, LOC: Bank of New York, 2.95%, 12/05/05	170
2,000	City of San Diego
	2.68%, 12/08/05	2,000
700	City of San Jose, Multi-Family Housing, Villa Monterey Apartments
	Series F, Rev., VAR, LIQ: FNMA, 3.05%, 12/05/05	700
3,925	City of Santa Rosa
	Series PZ-43, Rev., VAR, AMBAC, 3.14%, 12/01/05	3,925
1,000	Fairfield IDA, Aitchison Family Partnership
	Rev., VAR, LOC: Wells Fargo & Co., 2.99%, 12/07/05 (m)	1,000
3,950	Federal Home Loan Mortgage Corp., Multi-Family Certificates
	Series M001, Class A, FRN, 3.14%, 12/05/05	3,950
550	Hayward Housing Authority
	Series A, Rev., VAR, LIQ: Fannie Mae, 2.96%, 12/06/05	550
715	Hesperia Public Financing Authority, Water & Administration Facilities
	Series B, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/06/05	715
445	Kern Water Bank Authority
	Series A, Rev., VAR, LOC: Wells Fargo Bank N.A, 2.93%, 12/05/05	445
2,000	Los Angeles County
	Series A, TRAN, Rev., 4.00%, 06/30/06	2,016
1,659	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II
	Series II-C, Rev., VAR, 3.02%, 12/02/05	1,659
2,150	Los Angeles County IDA, Goldberg & Solovy Foods
	Rev., VAR, LOC: Union Bank of California, 4.20%, 12/06/05	2,150
5,000	Los Angeles Metro Transportation
	2.65%, 12/01/05	5,000
3,000	Los Angeles Unified School District
	Series PA-1115, GO, VAR, FSA, 3.06%, 12/01/05	3,000
1,000	Monrovia Unified School District, Municipal Securities Trust Receipts
	Series SGA-70, GO, VAR, MBIA, 3.00%, 12/04/05	1,000
	Municipal Securities Trust Certificates
1,000	Series 2000-96, Class A, GO, VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 2.99%, 12/05/05 (e)	1,000
2,000	Series 2001-136, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.00%, 12/01/05 (e)	2,000
2,000	Series 9042, Class A, GO, MBIA, LOC: Bear Stearns Capital Market, 3.00%, 12/06/05 (e)	2,000
300	Ontario Redevelopment Agency, Multi-Family Housing, Seasons at Gateway
	Sub Series B, Rev., VAR, LOC: Bank of America N.A., 3.01%, 12/01/05	300
1,000	Orange County Apartment Development, Bluffs Apartments
	Series C, Rev., VAR, LIQ: Freddie Mac, 3.02%, 12/06/05	1,000
1,000	Orange County Sanitation District
	Series 1032, COP, VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/05/05	1,000
2,400	Port of Oakland, Trust Receipts
	Series 5, Class F, Rev., VAR, FGIC, 3.06%, 12/07/05	2,400
1,370	Riverside County IDA
	Rev., VAR, LOC: Wells Fargo Bank N.A, 3.05%, 12/06/05	1,370
2,000	Riverside County Municipal, Transportation Commission
	2.65%, 12/01/05	2,000
3,000	Roseville Electric System
	Series 2938, COP, VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.06%, 02/01/06	3,000

2

1,980	San Diego County Water Authority
	Series PT-2547, COP, VAR, FGIC, 3.06%, 12/04/05	1,980
2,000	San Diego Metropolitan Transportation Development Board
	RAN, Rev., GO, 3.50%, 01/04/06	2,003
1,000	San Diego Unified School District
	Series 1146, GO, VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/02/05	1,000
1,000	San Francisco City & County Airports Commission, International Airport, Municipal Securities Trust Receipts
	Series SGA-50, VAR, MBIA, 3.01%, 12/03/05	1,000
2,500	San Francisco Public Utilities, Municipal Securities Trust Receipts
	2.70%, 12/01/05	2,500
6,000	San Gabriel Valley Government
	2.65%, 12/01/05	6,000
985	San Jose Airport
	Series II-R-2004, Rev., VAR, FSA, LIQ: Salomon Smith Barney, 3.06%, 12/03/05	985
500	Santa Ana Housing Authority, Vintage Apartments
	Series A, Rev., VAR, 3.05%, 12/02/05	500
	Santa Ana Unified School District
400	COP, VAR, LOC: BNP Paribas, 2.96%, 12/03/05	400
475	Rev., VAR, LOC: BNP Paribas, 2.96%, 12/04/05	475
1,350	Santa Clara County-El Camino Hospital District
	Series A, Rev., LOC: State Street Bank & Trust Co., 3.06%, 12/01/05	1,350
3,290	Santa Margarita-Dana Point Authority
	Series PT-2348, Rev., VAR, AMBAC, 3.06%, 12/06/05	3,290
	State of California
3,000	Series C-21, Rev., VAR, ST GTD, 2.97%, 12/01/05	3,000
5,000	Series PA-1311, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.09%, 12/01/05	5,000
1,500	Series RR-II-R-2185, GO, VAR, AMBAC, LIQ: Citigroup Global Markets, 3.06%, 12/01/05	1,500
1,995	Series RR-II-R-7504, GO, VAR, AMBAC, LIQ: Citibank N.A., 3.06%, 12/07/05	1,995
1,050	Series SG-85, GO, VAR, FGIC-TCRS, LIQ: Societe Generale, 3.06%, 12/03/05	1,050
1,000	State of California, EAGLE
	Series 2005-1000, Class A, GO, VAR, MBIA, LIQ: Citibank N.A., 3.06%, 12/07/05	1,000
3,110	State of California, Merlots
	Series C26, GO, VAR, FSA-CR, 3.01%, 12/04/05	3,110
	State of California, Municipal Securities Trust Receipts
1,650	2.72%, 12/09/05	1,650
300	Series SGA-40, GO, VAR, FGIC, 3.00%, 12/04/05	300
1,000	Series SGA-54, GO, VAR, AMBAC, 3.00%, 12/06/05	1,000
300	Series SGA-55, GO, VAR, FGIC, 3.00%, 12/06/05	300
	University of California
3,000	Rev., 2.68%, 12/14/05	3,000
5,000	Rev., 2.70%, 12/05/05	5,000
1,000	Series F, Rev., 3.00%, 05/15/06	1,002
2,690	West Contra Costa Unified School District
	Series PT-1828, GO, FGIC, 3.06%, 12/04/05	2,690
		169,123
Puerto Rico — 3.6%
	Commonwealth of Puerto Rico
600	Series II-R-185, GO, VAR, FGIC, LIQ: Citibank N.A., 3.05%, 12/07/05	600
240	Series M4J-REG, GO, VAR, FSA, 3.04%, 12/01/05	240
715	Series PA-931, GO, VAR, XLCA, 3.04%, 12/06/05	715
1,000	Municipal Securities Trust Certificates
	Series 2002-199, Class A, VAR, GO, MBIA, LIQ: Bear Stearns Capital Markets, 2.95%, 12/06/05	1,000
200	Puerto Rico Electric Power Authority, Municipal Securities Trust Receipts
	Series SGA-43, Rev., MBIA, 2.95%, 12/02/05	200
448	Puerto Rico Highway & Transportation Authority
	Series 815-D, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/06/05	447
170	Puerto Rico Highway & Transportation Authority, Trust Receipts
	Series B, Class F, Rev., VAR, MBIA, 3.04%, 12/01/05	170
1,150	Puerto Rico Infrastructure Financing Authority
	Series 1, SO, VAR, LIQ: Bank of New York, 3.06%, 12/04/05	1,150
520	Puerto Rico Municipal Finance Agency
	Series PA-609, 3.03%, 12/06/05	520
1,300	TICS/TOCS Trust
	Series 2001-2, GO, VAR, FSA, LIQ: Bank of New York, 3.07%, 12/06/05	1,300
		6,342

Total Investments — 102.0% (Cost $177,465)		177,465
Liabilities in Excess of Other Assets — (2.0)%		(3,486)
Net Assets — 100.0%		$173,979

3

Percentages indicated are based on net assets.

Abbreviations:

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BNY	Bank of New York
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local tax-exempt securities.
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
GO OF AGY	General Obligation of Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
ST GTD	State Guaranteed
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2005.
XLCA	XL Capital Assurance

4

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
Long-Term Investments — 90.7%
Municipal Bonds — 90.7%
California — 81.7%
$2,185	Alhambra Unified School District
	GO, FSA, 5.50%, 09/01/23	$2,493
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien
	Rev., MBIA, 5.25%, 10/01/14	3,408
260	Burlingame Financing Authority
	Rev., 4.75%, 10/15/11	275
750	California Educational Facilities Authority, Stanford University
	Series P, Rev., 5.25%, 12/01/13	834
1,100	California Educational Facilities Authority, University of Southern California
	Series A, Rev., 5.60%, 10/01/06	1,123
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center
	Rev., 5.00%, 11/15/15	1,036
540	California State Department of Water Resources, Central Valley Project, Water System
	Series J-3, Rev., 7.00%, 12/01/05 (p)	649
3,135	California State Department of Water Resources, Unrefunded Balance
	Series W, Rev., 5.50%, 12/01/08	3,324
1,460	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance
	Series J-3, Rev., 7.00%, 12/01/12	1,751
1,000	California State Public Works Board, Department of Corrections & Rehabilitations
	Series J, Rev., AMBAC, 5.25%, 01/01/16	1,099
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital
	Series A, Rev., 5.25%, 06/01/12	107
1,000	California State Public Works Board, Various Universities of California Projects
	Series D, Rev., 5.00%, 05/01/20	1,051
1,180	California Statewide Communities Development Authority, Catholic Healthcare West
	COP, 6.00%, 07/01/09	1,224
1,000	California Statewide Communities Development Authority, Poinsettia Apartments
	Series B, Rev., Adj., LIQ: FNMA, 4.75%, 06/15/31	1,032
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1
	Tax Allocation, MBIA, 5.50%, 10/01/14	548
1,000	City of Loma Linda, University Medical Center
	Series A, Rev., 5.00%, 12/01/15	1,025
1,000	City of Los Angeles
	Series A, GO, FGIC, 5.25%, 09/01/11	1,090
5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles
	COP, AMBAC, 6.13%, 11/01/10	5,724
600	City of Pacifica, Street Improvement Project
	COP, AMBAC, 5.75%, 11/01/09	665
35	City of Richmond, Wastewater
	Rev., FGIC, 5.20%, 07/01/10	37
150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1
	Special Assessment, MBIA, 4.63%, 09/02/10	159
1,000	Colton Public Financing Authority, Tax Allocation
	Series A, Rev., MBIA, 5.00%, 08/01/08	1,055
2,505	Corona Community Facilities District, No. 97-2, Eagle Glen
	Special Tax, 5.75%, 09/01/08	2,607
3,000	East Bay Municipal Utility District
	Sub-5 Series 1, Rev., Adj., XLCA, 2.92%, 12/01/05	3,000
3,825	El Dorado Irrigation District & El Dorado Water Agency
	COP, Series A, FGIC, 5.00%, 03/01/13	4,121
1,000	Fallbrook Union High School District, San Diego County
	GO, FGIC, 5.38%, 09/01/12	1,104
200	Fullerton University Foundation
	Series A, Rev., MBIA, 5.50%, 07/01/10	218
1,000	Glendale Community College District, Capital Appreciation
	Series A, GO, MBIA, Zero Coupon, 10/01/17	587
1,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed
	Series A, Rev., 5.00%, 06/01/09	1,041
	Golden West Schools Financing Authority

1

3,200	ROCS-RR-II-R-3042, Adj., GO, MBIA, LIQ: Citigroup Global Markets, 3.06%, 08/01/13	3,200
545	Series A, Rev., MBIA, 5.80%, 02/01/16	623
1895	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax
	Series A, AMBAC, 5.63%, 09/01/10	2,064
1,000	Los Angeles County Public Works Financing Authority, Multiple Capital Facilities Project
	Series B, Rev., AMBAC, 6.00%, 12/01/07 (p)	1,054
1,000	Los Angeles Department of Water & Power Systems
	Series B, Rev., FSA, 5.13%, 07/01/13	1,073
1,000	Los Angeles Harbor Department
	Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,053
125	Los Angeles Unified School District
	Series A, GO, FGIC, 6.00%, 07/01/15	146
2,280	Monrovia Unified School District
	GO, MBIA, 5.25%, 08/01/09	2,532
1,580	Moreland School District
	Crossover, GO, FSA, 4.25%, 08/01/21	1,552
1,385	Mountain View/Santa Clara County, Capital Projects
	COP, 5.25%, 08/01/15	1,486
560	Northern California Power Agency, Public Power, Unrefunded Balance
	Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	605
2,000	Orange County Public Financing Authority, Waste Management Systems
	Rev., AMBAC, 5.75%, 12/01/09	2,156
1,000	Orange County Water District
	COP, Series A, Adj., 2.92%, 12/07/05	1,000
500	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project
	Series W, Rev., MBIA, 5.00%, 02/01/08	525
425	Port of Oakland
	Series K, Rev., FGIC, 5.25%, 11/01/07	439
360	Rancho Water District Financing Authority
	Series A, Rev., FSA, 5.50%, 08/01/10	392
1,250	Riverside County Transportation Commission
	Series A, Rev., FGIC, 6.00%, 06/01/09	1,360
2,500	Riverside County, Aces Riverside County Public Facilities
	COP, Series A, Adj., LOC: State Street B&T Co., 3.06%, 12/01/05	2,500
	Sacramento County Sanitation District, Financing Authority
250	Series A, Rev., 5.25%, 12/01/10	271
150	Series A, Rev., 5.75%, 12/01/10	165
1,000	City of San Bernardino, GNMA Mortgage-Backed Securities
	Series A, Rev., FHA/VA MTGS GNMA COLL, 7.50%, 05/01/23 (p)	1,272
2,700	San Diego County Water Authority
	COP, Series A, FGIC, 5.00%, 05/01/14	2,916
	San Jose Redevelopment Agency, Merged Area Redevelopment Project
1,240	Tax Allocation, MBIA, 6.00%, 08/01/07	1,295
990	Tax Allocation, MBIA, 6.00%, 12/15/05 (p)	1,152
2,010	San Jose Redevelopment Agency, Unrefunded Balance, Merged Area Redevelopment Project
	Tax Allocation, MBIA, 6.00%, 08/01/15	2,320
1,495	San Marcos Public Facilities Authority, Project Areas No. 1, 2, 3
	Series A, Tax Allocation, FGIC, 5.00%, 08/01/13	1,554
585	San Mateo County Community College District, Election of 2001
	Series A, GO, FGIC, 5.38%, 09/01/12	637
250	San Mateo County Joint Power Authority, Capital Projects Program
	Rev., MBIA, 6.50%, 07/01/15	295
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility
	Series A, Rev., MBIA, 6.25%, 07/01/24	1,820
1,000	Santa Clara County Financing Authority
	Series A, Rev., AMBAC, 5.75%, 11/15/13	1,131
2,000	Santa Monica Community College District, Capital Appreciation, 2002 Election
	Series C, GO, MBIA, Zero Coupon, 08/01/15	1,221
2,875	Sonoma State University Academic Foundation, Inc., Green Music Concert Hall
	Rev., 3.00%, 03/01/09	2,837
1,850	South Bayside Waste Management Authority, Solid Waste System
	Rev., AMBAC, 6.13%, 03/01/09	2,038
1,310	South Orange County Public Financing Authority, Foothill Area
	Series A, Special Tax, FGIC, 5.25%, 08/15/14	1,414
	State of California
120	GO, MBIA-IBC, 6.25%, 04/01/06 (p)	121
3,620	Series B, GO, Adj., 5.00%, 07/01/23	3,712
3,819	State of California, Polytechnic University Pamona, Campus Energy Project
	Rev., 5.06%, 03/15/14 (i)	3,914

2

4,000	Walnut Valley Unified School District
	Series A, GO, MBIA, 7.20%, 02/01/16	4,830
1,500	West Contra Costa Unified School District
	GO, FGIC, Zero Coupon, 08/01/11	888
		101,950

Michigan — 1.6%
2,000	Michigan State Hospital Finance Authority, Ascension Health Credit
	Series B, Rev., Adj., 5.30%, 11/15/33	2,034

New York — 0.8%
1,000	New York Convention Center Operating Corp., Yale Building Acquisition Project
	COP, 5.25%, 06/01/07	1,025
Puerto Rico — 5.9%
	Commonwealth of Puerto Rico, Public Improvement
115	GO, 5.00%, 07/01/07	117
1,280	GO, MBIA-IBC, 3.00%, 01/03/06 (p)	1,278
1,500	Series C, GO, Adj., 5.00%, 07/01/18	1,540
3,000	Puerto Rico Electric Power Authority
	Series BB, Rev., MBIA, 6.00%, 07/01/11	3,366
420	Puerto Rico Highway & Transportation Authority
	Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	472
500	Puerto Rico Municipal Finance Agency
	Series A, GO, FSA, 5.75%, 08/01/09	543
		7,316
South Carolina — 0.4%
550	Charleston County
	GO, MBIA-IBC, 3.00%, 09/01/14	495
Virgin Islands — 0.3%
295	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes
	Series A, Rev., 5.63%, 10/01/10	308
	Total Municipal Bonds
	(Cost $110,044)	113,128

Shares
Short-Term Investment — 8.2%
Investment Company — 8.2%
10,278	JPMorgan Tax Free Money Market Fund (b) (m)	10,278
	(Cost $10,278)

Total Investments — 98.9%
(Cost $120,322)		$123,406

Other Assets in Excess of Liabilities — 1.1%		1,377
Net Assets — 100.0%		$124,783

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at November 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMBAC-TCRS	American Municipal Bond Assurance Corp. Transferable Custodial Receipts.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation
IBC	Insured Bond Certificates

3

LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
USD	United States Dollar
VA MTGS	Veterans Administration Mortgages
XLCA	XL Capital Assurance

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Appreciation (USD)
	Short Futures Outstanding
(29)	10 Year U.S. Treasury Notes	March, 2006	$(3,147)	$10

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,559
Aggregate gross unrealized depreciation	(475)
Net unrealized appreciation/depreciation	$3,084

Federal income tax cost of investments	$120,322

4

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount		Security Description	Value
Long-Term Investments — 94.5%
Corporate Bonds — 10.3%
Brazil — 1.9%
BRL	1,730	Citibank N.A.
		15.00%, 07/02/10 (e)	$811

Germany — 6.9%
	$750	Aries Vermoegensverwaltungs GmbH
		9.60%, 10/25/14 (e)	968
1,590		Morgan Stanley Bank AG for OAO Gazprom
		9.63%, 03/01/13 (e)	1,904
			2,872
Luxembourg — 1.0%
	100	Gaz Capital S.A.
		8.63%, 04/28/34 (e)	125
	295	Gazstream S.A. (Gazprom)
		5.63%, 07/22/13 (e)	292
			417

Ukraine — 0.5%
	195	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine
		7.75%, 09/23/09	201

		Total Corporate Bonds (Cost $4,127)	4,301
Foreign Government Securities — 69.5%
Argentina — 10.9%

		Republic of Argentina
ARS	4,723	5.83%, 12/31/33	1,838
	$3,175	FRN, 4.00%, 08/03/12	2,492
ARS	14,014	VAR, 5.83%, 12/15/35	208
			4,538

Brazil — 13.1%

	300	Banco Nacional de Desenvolvimento Economico e Social
		Regulation S, VAR, 5.82%, 06/16/08	300
		Federal Republic of Brazil
	825	8.25%, 01/20/34	822
	1,950	8.75%, 02/04/25	2,036
	520	11.00%, 08/17/40	640
	312	11.00%, 08/17/40	384
	444	12.25%, 03/06/30	608
	260	12.75%, 01/15/20	356
	329	FRN, 5.25%, 04/15/12	323
			5,469

Colombia — 1.0%

COP	865,000	Republic of Colombia
		11.75%, 03/01/10	425

Dominican Republic — 1.4%

		Dominican Republic
	$503	9.04%, 01/23/18 (e)	531
	48	9.50%, 09/27/11	51
			582

El Salvador — 0.7%

		Republic of El Salvador
	120	7.63%, 09/21/34 (e)	131
	135	8.25%, 04/10/32 (e) (m)	147
			278
Indonesia — 0.6%

	230	Republic of Indonesia
		7.25%, 04/20/15 (e)	233

1

Mexico — 4.5%

		United Mexican States
MXM	17,800	8.00%, 12/19/13	1,631
MXM	2,500	10.00%, 12/05/24	261
			1,892
Panama — 1.8%

		Republic of Panama
	$247	7.25%, 03/15/15	261
	220	8.13%, 04/28/34	239
	25	8.88%, 09/30/27	29
	155	9.38%, 04/01/29	191
	33	9.38%, 07/23/12	38
			758

Peru — 7.5%

		Republic of Peru
	385	7.35%, 07/21/25	396
	130	8.38%, 05/03/16	148
	1,541	8.75%, 11/21/33	1,803
	804	VAR, 5.00%, 03/07/17	769
			3,116

Philippines — 1.8%

		Republic of Phillippines
	230	9.88%, 01/15/19	266
	380	10.63%, 03/16/25	465
			731

Russia — 4.7%

		Russian Federation
	1,165	Regulation S, 8.25%, 03/31/10	1,241
	235	Regulation S, 11.00%, 07/24/18	346
	210	Regulation S, 12.75%, 06/24/28	382
			1,969

Turkey — 3.0%

		Republic of Turkey
	595	7.38%, 02/05/25	595
	625	8.00%, 02/14/34	662
			1,257

Ukraine — 3.8%

		Government of Ukraine
	620	7.65%, 06/11/13 (e) (m)	671
	155	Regulation S, 6.88%, 03/04/11 (e)	160
	685	Regulation S, 7.65%, 06/11/13	742
			1,573

Uruguay — 1.8%

		Republic of Uruguay
	240	9.25%, 05/17/17	265
UYU	20,500	17.75%, 02/04/06	470
			735

Venezuela — 12.8%

		Republic of Venezuela
	185	7.65%, 04/21/25	182
	242	9.25%, 09/15/27	279
	587	9.38%, 01/13/34	675
	1,136	10.75%, 09/19/13	1,363
	1,490	10.75%, 09/19/13	1,788
	320	13.63%, 08/15/18	462
	85	Regulation S, 7.00%, 02/01/18	81
	$500	Series A, 6.75%, 03/31/20	500
			5,330

2

No. of warrants
Warrants — 0.1%
1	Republic of Venezuela
	Expires 04/15/20 (a) (Cost $0)	34

	Total Foreign Government Securities (Cost $27,183)	28,920

U.S. Treasury Obligations — 14.7%
	U.S. Treasury Notes
6,000	4.50%, 11/15/15	6,001
135	6.88%, 05/15/06 (k) (m)	137
		6,138

	Total U.S. Treasury Obligations (Cost $6,182)	6,138

	Total Long-Term Investments (Cost $37,492)	39,359

Short-Term Investment — 7.6%
Investment Company — 7.6%

Shares
3,169	JPMorgan Prime Money Market Fund (b) (m) (Cost $3,169)	3,169

Total Investments — 102.1%
(Cost $40,661)		42,528
Liabilities in Excess of Other Assets — (2.1)%		(869)
Net Assets — 100.0%		$41,659

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.
MXM	Mexican Peso
UYU	Uruguay Peso
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2005.

CREDIT DEFAULT SWAPS

		Buy/Sell	Fund Pays/Receives	Termination	Notional	unrealized Appreciation
Swap Counterparty	Referenced Obligation	Protection	Fixed Rate	Date	Amount (USD)	(Depreciation) (USD)
Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Buy	57 BPS semi-annually	10/20/07	$160.0	— (h)
Citibank, N.A.	Russian Federation, 5.00%, 3/31/30	Buy	66 BPS semi-annually	3/20/10	1,000	$(32)
Citibank, N.A.	Gazpru, 8.625%, 4/28/34	Sell	112 BPS semi-annually	3/20/10	1,000	46
Citibank, N.A.	Pemex, 9.50%, 9/15/27	Buy	63.5 BPS semi-annually	4/20/10	1,300	(31)
Citibank, N.A.	Russian Federation, 5.00%, 3/31/30	Sell	74.5 BPS semi-annually	4/20/10	1,300	50
Citibank, N.A.	Pemex, 9.50%, 9/15/27	Buy	62.5 BPS semi-annually	6/20/10	1,000	(28)
Citibank, N.A.	United Mexican States, 8.30%, 8/15/31	Sell	52.5 BPS semi-annually	6/20/10	1,000	26
Citibank, N.A.	Republic of Columbia, 10.38%, 1/28/33	Buy	118 BPS semi-annually	9/20/10	300	(10)
Citibank, N.A.	Republic of Columbia, 10.38%, 1/28/33	Buy	103.5 BPS semi-annually	9/20/10	450	(9)
Citibank, N.A.	Republic of Venezuela, 9.25%, 9/15/27	Sell	129 BPS semi-annually	9/20/10	300	7
Citibank, N.A.	Republic of Venezuela, 9.25%, 9/15/27	Sell	116 BPS semi-annually	9/20/10	450	6

3

Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Sell	148.25 BPS semi-annually	10/20/10	160	(2)
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	52.5 BPS semi-annually	4/20/06	300	(1)
Deutsche Bank AG, New York	Republic of Venezuela, 9.25%, 9/15/27	Sell	26 BPS semi-annually	4/20/06	450	— (h)
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	117.5 BPS semi-annually	4/20/07	300	7
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Buy	40.5 BPS semi-annually	8/20/10	70	(1)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	38.5 BPS semi-annually	8/20/10	70	1
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	27 BPS semi-annually	10/20/07	500	(1)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	30.5 BPS semi-annually	10/20/07	500	(2)
Lehman Brothers Special Financing	Gazprom, 8.63%, 4/28/34	Sell	52 BPS semi-annually	10/20/07	500	2
Lehman Brothers Special Financing	Gazprom, 8.63%, 4/28/34	Sell	55.5 BPS semi-annually	10/20/07	500	3
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	150 BPS semi-annually	9/20/10	350	(10)
Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Sell	171.5 BPS semi-annually	9/20/10	350	2
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 3/6/30	Buy	130.75 BPS semi-annually	10/20/10	750	(7)
Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Sell	151.75 BPS semi-annually	10/20/10	750	(10)
Morgan Stanley Capital Services	Republic of Columbia, 10.38%, 1/28/33	Buy	35 BPS semi-annually	10/20/07	300	(1)
Morgan Stanley Capital Services	Republic of Columbia, 10.38%, 1/28/33	Buy	35 BPS semi-annually	10/20/07	1,100	(2)
Morgan Stanley Capital Services	Republic of Venezuela, 9.38%, 1/13/34	Sell	50 BPS semi-annually	10/20/07	1,100	2
Morgan Stanley Capital Services	Republic of Venezuela, 9.25%, 9/15/27	Sell	50 BPS semi-annually	10/20/07	300	1
Morgan Stanley Capital Services	United Mexican States, 7.50%, 4/8/33	Buy	48 BPS semi-annually	7/20/10	2,000	(41)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	45 BPS semi-annually	7/20/10	500	(7)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Sell	50.5 BPS semi-annually	7/20/10	2,000	38
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	95 BPS semi-annually	7/20/10	500	12
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	37.5 BPS semi-annually	8/20/10	750	(5)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	85 BPS semi-annually	8/20/10	750	10
Morgan Stanley Capital Services	Russian Federation, 12.75%, 6/24/28	Buy	32 BPS semi-annually	9/20/10	400	(h)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	88 BPS semi-annually	9/20/10	400	5
Morgan Stanley Capital Services	Government of Brazil, 12.25%, 3/6/30	Buy	145 BPS semi-annually	10/20/10	400	(8)
Morgan Stanley Capital Services	Government of Brazil, 12.25%, 3/6/30	Buy	167.5 BPS semi-annually	10/20/10	120	(5)
Morgan Stanley Capital Services	Government of Argentina, 8.28%, 12/31/33	Sell	169 BPS semi-annually	10/20/10	400	— (h)
Morgan Stanley Capital Services	Government of Argentina, 8.28%, 12/31/33	Sell	200 BPS semi-annually	10/20/10	120	3
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 3/31/30	Buy	45 BPS semi-annually	8/20/10	300	(4)
Union Bank of Switzerland AG, London	Government of Ukraine, 7.65%, 6/11/13	Sell	92 BPS semi-annually	8/20/10	300	6

(h)   amount rounds to less than one thousand.

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Depreciation (USD)
	Long Futures Outstanding
7	10 Year U.S. Treasury Notes	March, 2006	$760	$(2)
	Short Futures Outstanding
(15)	U.S. Treasury Bonds	March, 2006	(1,680)	13
				$11

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,993
Aggregate gross unrealized depreciation	(126)
Net unrealized appreciation/depreciation	$1867

Federal income tax cost of investments	$40,661

4

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
Long-Term Investments — 126.8%
Preferred Stocks — 1.7%
Diversified Financial Services — 1.7%
—	(h)	Lehman CR-ANB Amro, Zero Coupon (a) (m)	$900
1		Zurich RegCaPS Funding Trust, VAR, 6.01% (e)	803
1		Zurich RegCaPS Funding Trust, FRN, 4.83% (e)	887
		Total Preferred Stocks (Cost $2,583)	2,590

Principal Amount
Asset Backed Securities — 27.3%
$1,099	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 4.62%, 02/15/12 (e) (m)	1,101
	Ameriquest Mortgage Securities, Inc.
550	Series 2004-R11, Class M1, FRN, 4.85%, 11/25/34 (m)	553
500	Series 2005-R2, Class M2, FRN, 4.67%, 04/25/35 (m)	500
400	Asset Backed Funding Certificates
	Series 2005-HE1, Class M2, FRN, 4.63%, 02/25/35 (m)	401
350	Bear Stearns Asset Backed Securities, Inc.
	Series 2005-HE3, Class M1, FRN, 4.62%, 03/25/35 (m)	350
	Capital One Multi-Asset Execution Trust
1,650	Series 2003-A, FRN, 5.37%, 12/15/10 (i)	1,690
1,700	Series 2003-B1, Class B1, FRN, 5.29%, 02/17/09 (m)	1,705
513	CARSS Finance LP (Cayman Islands)
	Series 2004-A, Class B1, FRN, 4.40%, 01/15/11 (e) (m)	513
	Centex Home Equity
575	Series 2004-A, Class AV2, FRN, 4.44%, 06/25/34 (m)	575
436	Series 2004-B, Class AV1, FRN, 4.39%, 03/25/34 (m)	436
125	Series 2004-C, Class AV2, FRN, 4.47%, 01/25/34 (m)	125
	Citibank Credit Card Issuance Trust
2,050	Series 2003-C2, Class C2, FRN, 4.89%, 03/20/08 (m)	2,054
2,900	Series 2004-B1, Class B1, FRN, 4.38%, 05/20/11 (m)	2,906
	Citigroup Mortgage Loan Trust, Inc.
1,254	Series 2003-HE3, Class A, FRN, 4.57%, 12/25/33 (m)	1,257
1,250	Series 2005-OPT1, Class A1B, FRN, 4.40%, 02/25/35 (m)	1,251
1,050	Series 2005-OPT4, Class M2, FRN, 4.62%, 07/25/35 (m)	1,049
2,000	CNH Equipment Trust
	Series 2004-A, Class A3A, FRN, 4.19%, 10/15/08 (m)	2,001
	Countrywide Asset-Backed Certificates
402	Series 2004-6, Class 2A4, FRN, 4.64%, 11/25/34 (m)	403
200	Series 2005-BC1, Class M1, FRN, 4.60%, 03/25/35 (m)	200
200	Series 2005-BC1, Class M2, FRN, 4.63%, 05/25/35 (m)	200
	Countrywide Home Equity Loan Trust
1,716	Series 2003-C, Class A, FRN, 4.39%, 05/15/29 (m)	1,718
900	Series 2004-BC1, Class M1, FRN, 4.69%, 02/25/34 (m)	902
143	EQCC Home Equity Loan Trust
	Series 2002-1, Class 2A, FRN, 4.49%, 11/25/31 (m)	143
1,261	Fifth Third Home Equity Loan Trust
	Series 2003-1, Class A, FRN, 4.41%, 09/20/23 (m)	1,262
1,212	Fleet Home Equity Trust
	Series 2003-1, Class A, FRN, 4.41%, 01/20/33 (m)	1,213
700	Ford Credit Floorplan Master Owner Trust
	Series 2005-1A, Class A, FRN, 4.27%, 05/15/10 (m)	700
	GE Corporate Aircraft Financing LLC
298	Series 2003-1a, Class A1, FRN, 4.36%, 06/25/10 (e) (m)	298
1,595	Series 2004-1A, Class A1, FRN, 4.28%, 08/25/11 (e) (m)	1,595
950	GMAC Mortgage Corp Loan Trust
	Series 2004-HE4, Class A2, FRN, 4.38%, 03/25/35 (m)	952
191	Greenpoint Home Equity Loan Trust
	Series 2003-1, Class A, FRN, 4.39%, 04/15/29 (m)	191
168	Household Automotive Trust
	Series 2002-3, Class A4B, FRN, 4.48%, 05/18/09 (m)	168
	Household Mortgage Loan Trust
539	Series 2003-HC1, Class A, FRN, 4.51%, 02/20/33 (m)	539
195	Series 2004-HC1, Class A, FRN, 4.51%, 01/20/34 (m)	195
1,085	Lehman XS Trust
	Series 2005-2, Class 1A1, FRN, 4.47%, 08/25/35	1,085
	Long Beach Mortgage Loan Trust
2,050	Series 2003-4, Class M1, FRN, 4.87%, 08/25/33	2,059
450	Series 2005-1, Class 2A2, 4.44%, 02/25/35	451
1,204	Metris Master Trust
	Series 2004-1, Class A, FRN, 4.44%, 04/20/11	1,207
	Morgan Stanley ABS Capital I
150	Series 2005-HE2, Class M3, FRN, 4.67%, 01/25/35	150

1

100	Series 2005-HE2, Class M4, FRN, 4.82%, 01/25/35	100
550	New Century Home Equity Loan Trust
	Series 2004-3, Class M1, FRN, 4.81%, 11/25/34	552
	Option One Mortgage Loan Trust
205	Series 2002-1, Class A, FRN, 4.48%, 02/25/32	206
39	Series 2002-2, Class A, FRN, 4.46%, 06/25/32	39
472	Series 2003-1, Class A2, FRN, 4.61%, 02/25/33	473
2,300	Series 2005-1, Class A3, FRN, 4.43%, 02/25/35	2,303
300	Series 2005-2, Class M1, FRN, 4.63%, 05/25/35	301
550	Park Place Securities, Inc.
	Series 2004-WHQ2, Class M2, FRN, 4.82%, 02/25/35	551
	Residential Asset Securities Corp.
116	Series 2003-KS11, Class A11B, FRN, 4.49%, 01/25/34	117
350	Series 2005-KS11, Class M2, FRN, 4.56%, 12/25/35	350
500	Residential Funding Mortgage Securities II
	Series 2003-HS4, Class A1B, FRN, 4.45%, 01/29/29	500
500	Securitized Asset Backed Receivables LLC Trust
	Series 2005-OP1, Class M2, FRN, 4.64%, 01/25/35	500
1,508	Wachovia Asset Securitization, Inc.
	Series 2004-HE1, Class A, FRN, 4.41%, 06/25/34 (e)	1,509
1,000	William Street Funding Corp.
	Series 2005-1, Class A, FRN, 4.46%, 01/23/11 (e)	999
	Total Asset Backed Securities (Cost $42,585)	42,598

Collateralized Mortgage Obligations — 28.7%
Agency CMO — 5.1%
	Federal Home Loan Mortgage Corp.
2,714	Series 2638, Class KI, IO, 5.00%, 11/15/27 (m)	365
3,312	Series 2645, Class SB, FRN, IO, 2.99%, 07/15/27 (m)	169
1,432	Series 2827, Class AS, FRN, IO, 2.99%, 06/15/22 (m)	77
2,333	Series 2928, Class IN, IO, 5.00%, 10/15/24 (m)	256
1,907	Series 2975, Class IO, IO, 5.50%, 06/15/26 (m)	235
	Federal Home Loan Mortgage Corp. STRIPS
10,615	Series 232, IO, 5.00%, 08/01/35 (m)	2,665
3,900		894
	Federal National Mortgage Association
5,000	Series 2002-81, Class SJ, IO, FRN, 3.31%, 04/25/32 (m)	519
8	Series 2003-62, Class OB, FRN, 3.50%, 07/25/14 (m)	8
2,896	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	329
2,000	Series 2005-63, Class PK, IO, 5.50%, 10/25/24 (m)	240
	Federal National Mortgage Association Grantor Trust
382	Series 2002-36, Class FS, FRN, 4.69%, 06/25/32 (m)	385
568	Series 2002-36, Class FT, FRN, 4.69%, 06/25/32 (m)	574
93	Federal National Mortgage Association Interest STRIPS
	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	23
1,214	Federal National Mortgage Association Whole Loan
	Series 2002-121, Class FC, 4.59%, 02/25/28 (m)	1,220
		7,959
Non-Agency CMO — 23.6%
	Adjustable Rate Mortgage Trust
1,585	Series 2004-5, Class 7A2, FRN, 4.57%, 04/25/35 (m)	1,579
1,712	Series 2005-1 Class 5A2, FRN, 4.52%, 05/25/35 (m)	1,706
699	Series 2005-8, Class 7A2, FRN, 4.47%, 11/25/35 (m)	700
788	Series 2005-11, Class 5A1, FRN, 4.46%, 02/25/36 (m)	789
1,435	CalSTRS Trust
	Series 2002-C6, Class A1, FRN, 4.46%, 11/20/12 (e) (m)	1,439
850	Calwest Industrial Trust
	Series 2003-CALA, Series A, FRN, 4.39%, 06/15/15 (e) (m)	850
1,357	Countrywide Alternative Loan Trust
	Series 2005-9CB, Class 1A1, FRN, 4.69%, 05/25/35 (m)	1,353
130	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2002-31, Class A3, 5.75%, 01/25/33 (m)	130
998	CR
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (i)	1,031
790	Downey Savings & Loan Association Mortgage Loan Trust
	Series 2005-AR5, Class 2A1A, FRN, 4.49%, 08/19/45 (m)	790
135	GS Mortgage Securities Corp. II
	Series 2003-FL6A, Class A1, FRN,, 4.27%, 11/15/15 (e) (m)	135
2,062	GSMPS Mortgage Loan Trust
	Series 2005-RP1, Class 1AF, FRN, 4.54%, 01/25/35 (e) (m)	2,066
	Harborview Mortgage Loan Trust
769	Series 2005-3, Class 2A1A, FRN, 4.40%, 06/19/35 (m)	768
1,494	Series 2005-8, Class 1A2A, FRN, 4.49%, 09/19/35 (m)	1,511
1,886	Series 2005-15, Class 2A11, FRN, 4.43%, 10/20/45 (m)	1,886
	Indymac Index Mortgage Loan Trust
1,624	Series 2004-AR7, Class A1, FRN, 4.63%, 09/25/34 (m)	1,629
521	Series 2004-AR8, Class 2A1, FRN, 4.60%, 11/25/34 (m)	523

2

1,450	LB-UBS Commercial Mortgage Trust
	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	1,397
1,150	Lehman Brothers Holdings XS Trust
	Series 2005-7N, Class 1A1A, FRN, 4.49%, 11/25/35 (m)	1,150
2,742	Medallion Trust (Australia)
	Series 2004-1G, Class A1, FRN, 4.52%, 05/25/35	2,750
1,850	Mound Financing plc (United Kingdom)
	Series 3A, Class A1-1, FRN, 4.44%, 02/08/08 (e)	1,850
412	RMAC plc (United Kingdom)
	Series 2004-NS1, Class A1B, FRN, 3.94%, 12/12/20 (e)	412
1,824	Structured Adjustable Rate Mortgage Loan Trust
	Series 2005-19XS, Class 1A1, FRN, 4.51%, 10/25/35	1,825
1,520	Structured Asset Securities Corp.
	Series 2005-5, Class 2A1, 5.50%, 04/25/35	1,497
	Thornburg Mortgage Securities Trust
938	Series 2003-2, Class A1, FRN, 4.53%, 04/25/43	941
1,723	Series 2004-3, Class A, FRN, 4.56%, 09/25/34	1,726
	Washington Mutual, Inc.
2,080	Series 2005-AR, Class A1A1, FRN, 4.48%, 10/25/45	2,076
2,275	Series 2005-AR9, Class A1A, FRN, 4.51%, 07/25/45	2,273
		36,782
	Total Collateralized Mortgage Obligations (Cost $44,457)	44,741

Corporate Bonds — 37.6%
Automobiles — 1.5%
1,300	DaimlerChrysler NA Holding Corp.
	FRN, 4.78%, 10/31/08 (m)	1,300
	Ford Motor Credit Co.
600	6.88%, 02/01/06 (m)	598
420	General Motors Acceptance Corp.
	6.75%, 01/15/06 (m)	419
		2,317
Capital Markets — 2.7%
750	Lehman Brothers Holdings E-Capital Trust I
	FRN, 5.15%, 08/19/65 (e) (m)	752
1,550	Merrill Lynch & Co., Inc.
	FRN, 4.31%, 10/27/08	1,550
	Morgan Stanley
600	FRN, 4.28%, 01/18/08	600
1,250	FRN, 4.43%, 11/09/07	1,251
		4,153
Commercial Banks — 8.6%
3,300	Banco Santander S.A. (Chile)
	FRN, 4.15%, 12/09/09 (e) (m)	3,289
3,200	Deutsche Bank AG
	FRN, 4.57%, 05/15/07 (m)	3,200
700	Hana Bank (South Korea)
	FRN, 4.81%, 09/29/06 (m)	702
1,300	ING Bank NV (Netherlands)
	FRN, 4.39%, 10/14/14	1,301
1,600	Islandsbanki HF (Iceland)
	FRN, 4.24%, 10/15/08 (e) (m)	1,600
	National Australia Bank Ltd. (Australia)
1,600	FRN, 4.33%, 03/12/13	1,610
700	FRN, 4.76%, 08/29/13	703
1,000	VAR, 4.26%, 06/23/14	1,004
		13,409
Consumer Finance — 1.3%
500	Capital One Bank
	6.88%, 02/01/06 (m)	502
	International Lease Finance Corp.
1,030	4.00%, 01/17/06 (m)	1,029
500	VAR, 6.98%, 10/15/14 (m)	508
		2,039
Diversified Financial Services — 10.3%
	Counts Trust
1,400	Series 2002-10, FRN, 5.12%, 08/15/07 (e) (i)	1,409
1,400	Series 2002-11, FRN, 5.17%, 08/15/07 (e) (i)	1,409
500	FRN, 4.87%, 03/21/07 (m)	478
2,100	Links Finance LLC
	FRN, 4.12%, 09/15/08 (e) (i)	2,100
450	MBNA Corp.
	FRN, 4.72%, 05/05/08	454
800	MBNA Europe Funding Plc (United Kingdom)
	FRN, 3.88%, 09/07/07 (e)	800
	RACERS
2,000	Series 2005-7, Class C, FRN 4.04%, 05/09/06 (e) (i)	1,998
1,700	Series 2005-16, Class C, FRN, 3.89%, 09/20/07 (e) (i)	1,694

3

700	Residential Capital Corp.
	FRN, 5.67%, 11/21/08	700
1,700	Sigma Finance Corp. (Cayman Islands)
	FRN, 3.87%, 09/15/08 (e) (i)	1,697
700	Texas Municipal Gas Corp.
	2.60%, 07/01/07 (e)	691
1,200	Twin Reefs Pass-Through Trust
	FRN, 5.10%, 12/10/49 (e)	1,197
1,550	Two-Rock Pass Through Trust (Bermuda)
	FRN, 5.27%, 12/31/49 (e)	1,539
		16,166
Diversified Telecommunication Services — 1.7%
350	AT&T, Inc.
	5.75%, 05/02/06 (m)	351
1,900	BellSouth Corp.
	FRN, 4.47%, 11/15/07 (m)	1,903
400	Sprint Capital Corp.
	SUB, 4.78%, 08/17/06 (m)	400
		2,654
Electric Utilities — 1.9%
900	Appalachian Power Co.
	FRN, 4.34%, 06/29/07 (m)	903
750	Dominion Resources, Inc.
	FRN, 4.30%, 09/28/07 (m)	750
500	Pepco Holdings, Inc.
	FRN, 4.49%, 06/01/10	502
850	PSEG Funding Trust I
	5.38%, 11/16/07	853
		3,008
Food Products — 0.5%
800	Cadbury Schweppes Finance plc (United Kingdom)
	5.75%, 04/19/06 (m)	803
Insurance — 2.8%
2,400	ASIF Global Financing
	FRN, 4.11%, 03/14/08 (e) (m)	2,405
1,950	Oil Insurance Ltd. (Bermuda)
	VAR, 4.26%, 04/08/09 (e) (i) (m)	1,931
		4,336
Pharmaceuticals — 0.7%
1,100	Merck & Co., Inc.
	VAR, 4.73%, 02/22/11 (e) (m)	1,100
Property & Casualty Insurance — 0.8%
1,250	Chubb Corp.
	4.93%, 11/16/07 (m)	1,249
Real Estate — 2.6%
300	Duke Realty LP
	FRN, 4.18%, 12/22/06 (m)	301
1,000	iStar Financial, Inc. REIT
	FRN, 4.25%, 03/03/08 (m)	999
2,700	Westfield Capital Corp Ltd. (Australia)
	FRN, 4.56%, 11/02/07 (e)	2,706
		4,006
Road & Rail — 0.6%
851	CSX Corp.
	FRN, 4.56%, 08/03/06 (m)	852
Thrifts & Mortgage Finance — 1.6%
2,200	Countrywide Home Loans, Inc.
	FRN, 4.59%, 11/16/07 (m)	2,204
300	Sovereign Bancorp, Inc.
	FRN, 4.15%, 03/01/09 (e)	300
		2,504
	Total Corporate Bonds (Cost $58,653)	58,596

Municipal Bonds — 0.7%
Illinois — 0.6%
1,000	State of Illinois, Taxable, Pension
	GO, 2.50%, 06/01/08 (m)	947
North Carolina — 0.1%
200	Wake Forest University
	VAR, 4.15%, 07/01/17 (e)	200
	Total Municipal Bonds (Cost $1,199)	1,147

4

U.S. Government Agency Securities — 30.5%
	Federal National Mortgage Association Pool
400	5.00%, 01/25/35, TBA (m)	385
9,400	5.00%, 12/15/35, TBA (m)	9,042
12,250	5.50%, 01/25/35, TBA (m)	12,047
19,000	5.50%, 12/25/35, TBA (m)	18,709
3,700	6.00%, 01/25/35, TBA (m)	3,716
3,750	6.00%, 12/25/35, TBA (m)	3,771
	Total U.S. Government Agency Securities (Cost $47,734)	47,670

U.S. Treasury Obligations — 0.3%
416	U.S. Treasury Notes Inflation Indexed Bonds
	1.63%, 01/15/15
	(Cost $402)	399

Shares
Short-Term Investments — 2.8%
Investment Company — 2.5%
JPMorgan Prime Money Market Fund (b) (m)
3,893	3.94%, 12/31/49	3,893

Principal Amount
U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills
285	3.47%, 12/01/05 (k) (m) (n)	285
210	3.95%, 03/23/06 (k) (m) (n)	207
		492
	Total Short-Term Investments (Cost $4,385)	4,385

Number of Contracts
Options Purchased — 0.1%
Put Options Purchased on OTC Futures, etc. — 0.1%

	FNMA 30 Year Fixed, 5.00%, TBA,
4,500	expiring 12/06/05 @ 96.75, European Style.	30
8,900	expiring 12/06/06 @ 97.2, European Style.	93
8,900	expiring 01/05/06 @ 96.69, European Style.	78
5,500	expiring 01/06/06 @ 95.43, European Style.	18
	Total Options Purchased (Premium $184)	219

Total Investments — 129.7% (Cost $202,182)		202,345
Liabilities in Excess of Other Assets — (29.7)%		(46,304)
Net Assets — 100.0%		$156,041

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

CMO	Collateralized Mortgage Obligation.
FNMA	Federal National Mortgage Association.
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.
GO	General Obligation

5

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities aregenerally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

RACERS	Restructured Asset Securities with Enhanced Returns.
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2005.
TBA	To be announced.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2005.

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
77	Euro-Dollars	March, 2006	$18,328	$4
15	2 Year U.S. Treasury Notes	March, 2006	3,076	(5)
	Short Futures Outstanding
(81)	5 Year U.S. Treasury Notes	March, 2006	(8,581)	18
(39)	10 Year U.S. Treasury Notes	March, 2006	(4,233)	13
				$30

Options Written

Put Options Written on OTC Futures, etc.

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium
Put option on FNMA, 30 Year Fixed, 5.00%, TBA, European Style	95.86	12/06/05	(3,000)	$(7)
Put option on FNMA, 30 Year Fixed, 5.00%, TBA, European Style	95.87	12/06/05	(9,000)	(27)
Put option on FNMA, 30 Year Fixed, 5.00%, TBA, European Style	96.41	01/05/06	(17,800)	(50)
Put option on FNMA, 30 Year Fixed, 5.00%, TBA, European Style	95.62	01/05/06	(4,500)	(20)
Put option on FNMA, 30 Year Fixed, 5.00%, TBA, European Style	95.73	12/06/05	(17,800)	(64)
Put option on FNMA, 30 Year Fixed, 5.00%, TBA, European Style	94.35	01/06/06	(11,000)	(42)
				$(210)

Short Positions

Principal Amount	Security Description	Value (USD)
$1,800	FNMA, 5.00%, 12/15/35, TBA	$1,731
7,600	FNMA, 5.00%, 01/25/35, TBA	7,303

Total Short Positions (Premiums Received $9,055)		$9,034

Interest Rate Swaps

	Rate Type				Unrealized
		Payments		Notional	Appreciation
	Payments made by	received by	Termination	Amount	(Depreciation)
Swap Counterparty	the Fund	the Fund	Date	(USD)	(USD)

Citibank, N.A	4.75% semi-annually	3 month LIBOR	10/13/10	$1,900,000	$13
Citibank, N.A	4.91% semi-annually	3 month LIBOR	10/31/10	1,400,000	(1)
Merrill Lynch Capital Services	5.10% semi-annually	3 month LIBOR	11/09/12	6,579,300	(49)

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$674
Aggregate gross unrealized depreciation	(511)
Net unrealized appreciation/depreciation	$163

Federal income tax cost of investments	$202,182

6

JPMorgan Federal Money Market Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 100.2%

	Federal Farm Credit Bank — 24.8%
$52,000	DN, 3.73%, 02/10/06 (n)	$51,626
67,000	DN, 3.91%, 12/05/05 (m) (n)	66,971
50,000	DN, 3.91%, 12/06/05 (n)	49,973
10,000	DN, 4.43%, 05/17/06 (n)	9,802
100,000	FRN, 3.94%, 12/01/05	99,963
100,000	FRN, 3.98%, 02/23/06	99,971
35,000	FRN, 4.00%, 12/01/05	34,998
200,000	FRN, 4.01%, 12/01/05	199,924
100,000	FRN, 4.03%, 12/01/05	99,995
100,000	FRN, 4.03%, 01/25/06	99,983
75,000	FRN, 4.04%, 12/01/05	75,000
30,000	FRN, 4.13%, 12/27/05	30,016
70,000	FRN, 4.14%, 12/28/05	69,996
		988,218

	Federal Home Loan Bank — 75.4%
12,000	2.50%, 02/24/06	11,978
17,880	2.88%, 08/15/06	17,717
87,000	4.13%, 09/28/06	86,927
45,740	DN, 3.79%, 12/23/05 (n)	45,635
300,000	DN, 3.82%, 12/07/05 (n)	299,810
478,178	DN, 3.89%, 12/01/05 (n)	478,178
18,835	DN, 3.90%, 02/15/06 (n)	18,683
100,000	DN, 3.92%, 12/06/05 (n)	99,946
52,000	DN, 3.92%, 02/22/06 (n)	51,539
50,000	DN, 3.92%, 02/24/06 (n)	49,547
683,990	DN, 3.94%, 12/09/05 (n)	683,393
200,000	DN, 3.99%, 12/16/05 (n)	199,668
92,856	DN, 4.19%, 02/17/06 (n)	92,021
71,980	DN, 4.36%, 05/12/06 (n)	70,597
63,956	DN, 4.42%, 05/10/05 (n)	62,742
125,000	FRN, 3.73%, 12/13/05	124,962
57,000	FRN, 3.79%, 12/22/05	56,984
50,000	FRN, 3.89%, 12/29/05	49,966
75,000	FRN, 3.91%, 01/04/06	74,963
75,000	FRN, 3.99%, 02/02/06	74,989
330,000	FRN, 4.05%, 12/21/05	330,001
25,000	FRN, 4.25%, 02/19/06	24,994
		3,005,240

Total Investments — 100.2%
(Cost $3,993,458)		$3,993,458
Liabilities in Excess of Other Assets — (0.2)%		(8,403)
Net Assets — 100.0%		$3,985,055

Percentages indicated are based on net assets.

Abbreviations:

(m)                            All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)                              The rate shown is the effective yield at the date of purchase.

DN                           Discount Note.

FRN                     Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.

1

JPMorgan Global Strategic Income Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount		Security Description	Value
Long-Term Investments — 95.0%
Asset Backed Securities — 1.4%
		AmeriCredit Automobile Receivables Trust
	$10	Series 2003-CF, Class A4, 3.48%, 05/06/10 (m)	$10
	15	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	15
	10	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	10
		Capital Auto Receivables Asset Trust
	25	Series 2003-2, Class A4A, 1.96%, 01/15/09 (m)	24
	4	Series 2003-2, Class A3B, FRN, 4.16%, 02/15/07 (m)	4
	10	Capital One Auto Finance Trust
		Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	10
	15	Citibank Credit Card Issuance Trust
		Series 2001-A6, Class A6, 5.65%, 06/16/08 (m)	15
		Countrywide Asset-Backed Certificates
	1	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	1
	15	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	15
	75	Ford Credit Auto Owner Trust
		Series 2004-A, Class A4, 3.54%, 11/15/08	73
	4	Long Beach Mortgage Loan Trust
		Series 2003-3, Class A, FRN, 4.51%, 07/25/33	3
	10	M&I Auto Loan Trust
		Series 2003-1, Class A4, 2.97%, 04/20/09	10
		Onyx Acceptance Grantor Trust
	15	Series 2003-C, Class A4, 2.66%, 05/17/10	15
	10	Series 2003-D, Series A4, 3.20%, 03/15/10	10
	4	Option One Mortgage Loan Trust
		Series 2003-5 Class A2, FRN, 4.51%, 08/25/33	4
	20	PSE&G Transition Funding LLC
		Series 2001-1, Class A6, 6.61%, 06/15/15	22
		Residential Asset Securities Corp.
	3	Series 2002-KS4, Class AIIB, FRN, 4.44%, 07/25/32	3
	7	Series 2003-KS5, Class AIIB, FRN, 4.48%, 07/25/33	6
	20	Triad Auto Receivables Owner Trust
		Series 2003-B, Class A4, 3.20%, 12/13/10	19
	11	Wachovia Asset Securitization, Inc.
		Series 2002-HE2, Class A, FRN, 4.62%, 12/25/32	11
	15	WFS Financial Owner Trust
		Series 2003-4, Class A4, 3.15%, 05/20/11	15
		Total Asset Backed Securities
		(Cost $301)	295

Collateralized Mortgage Obligations — 3.1%
Agency CMO — 1.0%
	834	Federal National Mortgage Association Interest STRIPS
		Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	207
Non-Agency CMO — 2.1%
	25	Bear Stearns Commercial Mortgage Securities
		Series 2004-PWR6, Class A4, 4.52%, 11/11/41 (m)	24
		CS First Boston Mortgage Securities Corp.
	1,931	Series 1997-2, Class X, IO, VAR, 0.91%, 06/25/20 (e) (m)	10
	150	Series 2001-CK1, Class A3, 6.38%, 12/16/35 (m)	157
	1	DLJ Mortgage Acceptance Corp.
		Series 1997-D, Class CTFS, VAR, HB, 104.40%, 07/28/27 (e) (m)	1
		Greenwich Capital Commercial Funding Corp.
	45	Series 2003-C1, Class A4, 4.11%, 07/05/35	42
	40	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42	39
	40	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42	39
	60	LB-UBS Commercial Mortgage Trust
		Series 2001-C2, Class A2, 6.65%, 11/15/27	64
	24	MASTR Alternative Loans Trust
		Series 2004-13, Class 10A1, 8.00%, 01/25/35	24
	20	Morgan Stanley Dean Witter Capital I
		Series 2003-HQ2, Class A2, 4.92%, 03/12/35	20
	40	Wachovia Bank Commercial Mortgage Trust
		Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42	39
			459
		Total Collateralized Mortgage Obligations
		(Cost $829)	666

1

Corporate Bonds — 28.0%
Aerospace & Defense — 0.3%
15	General Dynamics Corp.
	2.13%, 05/15/06 (m)	15
	L-3 Communications Corp.
10	5.88%, 01/15/15	10
40	6.38%, 10/15/15 (e)	39
		64
Auto Components — 0.4%
35	Tenneco Automotive, Inc.
	8.63%, 11/15/14	33
	TRW Automotive, Inc.
10	9.38%, 02/15/13	11
30	11.00%, 02/15/13	33
15	United Components, Inc.
	9.38%, 06/15/13	15
		92
Building Products — 0.1%
15	Jacuzzi Brands, Inc.
	9.63%, 07/01/10	16
Capital Markets — 0.3%
40	Arch Western Finance LLC
	6.75%, 07/01/13 (m)	40
5	National Rural Utilities Cooperative Finance Corp.
	Series C, 6.50%, 03/01/07	5
15	Nell AF SARL (Luxembourg)
	8.38%, 08/15/15 (e)	15
		60
Chemicals — 0.8%
40	Chemtura Corp.
	9.88%, 08/01/12 (m)	45
20	Huntsman International LLC
	7.38%, 01/01/15 (e)	19
25	Huntsman LLC
	11.50%, 07/15/12	29
15	Nalco Co.
	7.75%, 11/15/11	15
	PolyOne Corp.
10	8.88%, 05/01/12	9
20	10.63%, 05/15/10	21
	Terra Capital, Inc.
5	11.50%, 06/01/10	6
20	12.88%, 10/15/08	23
		167
Commercial Banks — 1.1%
20	ANZ Capital Trust
	5.36%, 12/31/49 (e) (m)	20
10	Cadets Trust
	4.80%, 07/15/13 (e) (m)	10
5	ForeningsSparbanken AB (Sweden)
	VAR, 9.00%, 12/31/49 (e)	6
	HSBC Capital Funding LP/Jersey Channel Islands (Jersey)
130	VAR, 4.61%, 12/31/49 (e)	122
30	VAR, 9.55%, 12/31/49 (e)	35
15	Industrial Bank of Korea (South Korea)
	VAR, 4.00%, 05/19/14 (e)	14
10	KBC Bank Funding Trust III
	VAR, 9.86%, 11/29/49 (e)	11
5	RBS Capital Trust I
	VAR, 6.43%, 12/29/49	5
20	Suntrust Bank
	2.50%, 11/01/06 (m)	19
		242
Commercial Services & Supplies — 0.8%
70	Allied Waste North America
	Series B, 7.38%, 04/15/14 (m)	68
45	Corrections Corp. of America
	6.25%, 03/15/13 (m)	45
35	Iron Mountain, Inc.
	7.75%, 01/15/15	35
25	United Rentals North America, Inc.
	6.50%, 02/15/12	24
		172

2

Consumer Finance — 0.5%
	American General Finance Corp.
25	Series H, 3.00%, 11/15/06 (m)	25
5	Series H, 4.50%, 11/15/07 (m)	5
60	General Motors Acceptance Corp.
	6.88%, 08/28/12	54
35	SLM Corp.
	Series A, 5.63%, 04/10/07	35
		119
Containers & Packaging — 0.8%
20	AEP Industries, Inc.
	7.88%, 03/15/13 (m)	19
20	Crown Americas LLC
	7.75%, 11/15/15 (e) (m)	20
	Graphic Packaging International Corp.
20	8.50%, 08/15/11	20
20	9.50%, 08/15/13	19
15	Group 1 Automotive, Inc.
	8.25%, 08/15/13	14
15	Jefferson Smurfit Corp. US
	7.50%, 06/01/13	14
55	Owens-Brockway Glass Container, Inc.
	8.25%, 05/15/13	57
		163
Diversified Financial Services — 4.1%
30	Consolidated Communications Holdings, Inc.
	9.75%, 04/01/12 (m)	31
610	Core Investment Grade Bond Trust I
	4.66%, 11/30/07 (m)	603
	Ford Motor Credit Co.
10	7.00%, 10/01/13	9
70	7.88%, 06/15/10	66
65	FRN, 5.72%, 01/15/10	58
5	Prudential Holdings LLC
	8.70%, 12/18/23 (e)	6
55	UGS Corp.
	10.00%, 06/01/12	60
55	Visant Corp.
	7.63%, 10/01/12	55
		888
Diversified Telecommunication Services — 3.0%
20	BellSouth Corp.
	6.00%, 11/15/34 (m)	20
10	Cincinnati Bell, Inc.
	8.38%, 01/15/14 (m)	10
40	Citizens Communications Co.
	6.25%, 01/15/13 (m)	38
	Deutsche Telekom International Finance BV (Netherlands)
30	5.25%, 07/22/13 (m)	30
5	8.75%, 06/15/30 (m)	6
	France Telecom S.A. (France)
15	7.75%, 03/01/11	17
10	8.50%, 03/01/31	13
30	Insight Midwest LP/Insight Capital, Inc.
	10.50%, 11/01/10	32
	Qwest Communications International, Inc.
5	7.50%, 02/15/14 (e)	5
30	FRN, 7.84%, 02/15/09	30
25	Qwest Corp.
	8.87%, 03/15/12	28
75	Royal KPN NV (Netherlands)
	8.00%, 10/01/10	83
	Sprint Capital Corp.
110	6.90%, 05/01/19	120
5	8.75%, 03/15/32	7
180	Verizon Global Funding Corp.
	7.38%, 09/01/12	200
15	Wind Acquisition Finance S.A. (Luxembourg)
	10.75%, 12/01/15 (e)	16
		655
Electric Utilities — 0.6%
10	Alabama Power Co.
	Series Y, 2.80%, 12/01/06 (m)	10
5	Aquila, Inc.
	9.95%, 02/01/11	6
50	Dominion Resources, Inc.
	6.30%, 03/15/33 (m)	50
5	DTE Energy Co.
	6.38%, 04/15/33 (m)	5

3

15	FPL Group Capital, Inc.
	7.63%, 09/15/06 (m)	15
10	Pacificorp
	4.30%, 09/15/08	10
	Sierra Pacific Resources
5	6.75%, 08/15/17 (e)	5
25	8.63%, 03/15/14	27
		128
Electronic Equipment & Instruments — 0.2%
15	Celestica, Inc. (Canada)
	7.88%, 07/01/11 (m)	15
25	Flextronics International Ltd. (Singapore)
	6.50%, 05/15/13	25
		40
Energy Equipment & Services — 0.1%
25	Hanover Compressor Co.
	9.00%, 06/01/14	27
5	Transocean, Inc. (Cayman Islands)
	7.50%, 04/15/31	6
		33
Food & Staples Retailing — 0.1%
20	Safeway, Inc.
	4.13%, 11/01/08	19
Food Products — 0.0% (g)
10	Del Monte Corp.
	6.75%, 02/15/15 (e) (m)	10
Health Care Equipment & Supplies — 0.1%
25	Fresenius Medical Care Capital Trust II
	7.88%, 02/01/08	26
Health Care Providers & Services — 1.5%
15	Alderwoods Group, Inc.
	7.75%, 09/15/12 (m)	16
25	Extendicare Health Services, Inc.
	6.88%, 05/01/14 (m)	24
	HCA, Inc.
5	6.38%, 01/15/15	5
60	6.75%, 07/15/13	61
700	Mariner Health Group, Inc.
	Series B, 9.50%, 04/01/06 (d) (m)	-(h	)
45	Select Medical Corp.
	7.63%, 02/01/15	43
	Service Corp. International
35	6.75%, 04/01/16	34
40	7.00%, 06/15/17 (e)	40
35	Stewart Enterprises, Inc.
	6.25%, 02/15/13 (e)	33
40	Tenet Healthcare Corp.
	9.25%, 02/01/15 (e)	39
15	Triad Hospitals, Inc.
	7.00%, 11/15/13	15
		310
Hotels, Restaurants & Leisure — 0.8%
50	ITT Corp.
	7.38%, 11/15/15	54
70	MGM Mirage
	6.75%, 09/01/12	70
45	Vail Resorts, Inc.
	6.75%, 02/15/14	45
		169
Household Durables — 0.8%
25	ALH Finance LLC/ ALH Finance Corp.
	8.50%, 01/15/13 (m)	23
20	Ames True Temper
	FRN, 8.15%, 01/15/12 (m)	19
	Beazer Homes USA, Inc.
10	6.50%, 11/15/13 (m)	9
35	6.88%, 07/15/15 (m)	33
5	8.38%, 04/15/12 (m)	5
35	DR Horton, Inc.
	5.25%, 02/15/15 (m)	32
20	Meritage Home Corp.
	6.25%, 03/15/15	18
35	Sealy Mattress Co.
	8.25%, 06/15/14	36
		175
Household Products — 0.7%
35	ACCO Brands Corp.
	7.63%, 08/15/15 (m)	33

4

45	Gregg Appliances, Inc.
	9.00%, 02/01/13	41
20	Playtex Products, Inc.
	8.00%, 03/01/11	21
60	Spectrum Brands, Inc.
	7.38%, 02/01/15	52
		147
Insurance — 1.3%
20	Aspen Insurance Holdings Ltd. (Bermuda)
	6.00%, 08/15/14 (m)	20
210	ING Capital Funding Trust III
	VAR, 8.44%, 12/31/49	238
20	Monumental Global Funding II
	3.90%, 06/15/09 (e)	19
		277
Internet & Catalog Retail — 0.1%
20	Brookstone Co., Inc.
	12.00%, 10/15/12 (e) (m)	19
IT Services — 0.1%
20	Sungard Data Systems, Inc.
	9.13%, 08/15/13 (e)	21
10	Unisys Corp.
	8.00%, 10/15/12	9
		30
Machinery — 0.2%
50	Terex Corp.
	7.38%, 01/15/14	50
Media — 3.3%
30	Cablevision Systems Corp.
	Series B, 8.00%, 04/15/12 (m)	29
20	CanWest Media, Inc. (Canada)
	8.00%, 09/15/12	20
65	Charter Communications Operating LLC/Charter Communications Operating Capital
	8.00%, 04/30/12 (e) (m)	65
115	Comcast Corp.
	4.95%, 06/15/16 (m)	108
10	CSC Holdings, Inc.
	7.63%, 07/15/18 (m)	9
85	Dex Media, Inc.
	SUB, 0.00%, 11/15/13 (m)	67
65	DirecTV Holdings LLC
	6.38%, 06/15/15 (m)	64
	Echostar DBS Corp.
45	6.38%, 10/01/11 (m)	44
15	6.63%, 10/01/14 (m)	14
15	Houghton Mifflin Co.
	9.88%, 02/01/13	16
25	Lodgenet Entertainment Corp.
	9.50%, 06/15/13	27
5	News America, Inc.
	6.20%, 12/15/34	5
30	RH Donnelley Finance Corp. I
	10.88%, 12/15/12 (e)	34
20	Sinclair Broadcast Group, Inc.
	8.00%, 03/15/12	21
30	Sun Media Corp. (Canada)
	7.63%, 02/15/13	31
10	TCI Communications, Inc.
	7.88%, 02/15/26	11
10	Time Warner Entertainment Co. LP
	8.38%, 03/15/23	12
40	Time Warner, Inc.
	7.63%, 04/15/31 (m)	45
25	Vertis, Inc.
	9.75%, 04/01/09	26
25	Videotron Ltee (Canada)
	6.88%, 01/15/14	25
40	Warner Music Group
	7.38%, 04/15/14	39
		712
Metals & Mining — 0.1%
25	Novelis, Inc. (Canada)
	7.25%, 02/15/15 (e)	23
Multi-Utilities — 0.3%
25	AES Corp. (The)
	7.75%, 03/01/14 (m)	26
15	Dominion Resources, Inc.
	Series A, 8.13%, 06/15/10 (m)	17

5

20	Dynegy Holdings, Inc.
	10.13%, 07/15/13 (e) (m)	22
10	PSEG Power LLC
	8.63%, 04/15/31	13
		78
Multiline Retail — 0.2%
30	JC Penney Co., Inc.
	7.95%, 04/01/17	34
Office Electronics — 0.1%
20	Xerox Corp.
	7.63%, 06/15/13	21
Oil, Gas & Consumable Fuels — 2.6%
5	Alberta Energy Co., Ltd. (Canada)
	7.38%, 11/01/31 (m)	6
15	BP Capital Markets plc (United Kingdom)
	2.75%, 12/29/06 (m)	15
	Chesapeake Energy Corp.
50	6.63%, 01/15/16 (m)	49
5	6.50%, 08/15/17 (e) (m)	5
20	Denbury Resources, Inc.
	7.50%, 04/01/13 (m)	20
	Kinder Morgan Energy Partners LP
5	5.13%, 11/15/14	5
5	7.30%, 08/15/33	6
10	7.40%, 03/15/31	11
5	7.75%, 03/15/32	6
270	Morgan Stanley (Gazprom) (Germany)
	9.63%, 03/01/13 (e)	323
45	Pogo Producing Co.
	6.63%, 03/15/15	44
55	Whiting Petroleum Corp.
	7.25%, 05/01/13	56
15	Williams Cos, Inc.
	7.63%, 07/15/19	16
		562
Paper & Forest Products — 0.6%
25	Ainsworth Lumber Co., Ltd. (Canada)
	7.25%, 10/01/12 (m)	23
15	Domtar, Inc. (Canada)
	7.13%, 08/15/15 (m)	13
75	Georgia-Pacific Corp.
	9.50%, 12/01/11	80
5	International Paper Co.
	5.85%, 10/30/12	5
		121
Personal Products — 0.0% (g)
311	Drypers Corp.
	Series B, 10.25%, 06/15/07 (d) (m)	3
Real Estate — 0.2%
35	Host Marriott LP
	Series O, 6.38%, 03/15/15	35
Road & Rail — 0.1%
	Norfolk Southern Corp.
2	5.59%, 05/17/25	2
4	5.64%, 05/17/29	4
3	7.25%, 02/15/31	4
1	7.80%, 05/15/27	1
		11
Semiconductors & Semiconductor Equipment — 0.2%
25	Advanced Micro Devices, Inc.
	7.75%, 11/01/12 (m)	25
25	Freescale Semiconductor, Inc.
	7.13%, 07/15/14	27
		52
Textiles, Apparel & Luxury Goods — 0.2%
35	Russell Corp.
	9.25%, 05/01/10	36
Wireless Telecommunication Services — 1.3%
25	AirGate PCS, Inc.
	FRN, 7.90%, 10/15/11 (m)	26
20	Intelsat Bermuda Ltd. (Bermuda)
	FRN, 8.70%, 01/15/12 (e)	20
	New Cingular Wireless Services, Inc.
10	7.88%, 03/01/11 (m)	11
75	8.13%, 05/01/12 (m)	86
10	8.75%, 03/01/31 (m)	13
15	PanAmSat Corp.
	9.00%, 08/15/14	16

6

	25	PanAmSat Holding Corp.
		SUB, 0.00%, 11/01/14	17
	50	Rogers Wireless, Inc. (Canada)
		6.38%, 03/01/14	50
	35	Rural Cellular Corp.
		8.25%, 03/15/12	37
			276
		Total Corporate Bonds
		(Cost $6,965)	6,035

Foreign Government Securities — 24.1%
Argentina — 1.5%
		Government of Argentina
EUR	267	8.28%, 12/31/33	223
EUR	90	FRN, 4.00%, 08/03/12	71
EUR	791	VAR, 0.00%, 12/15/35	38
			332
Belgium — 0.1%
	25	Kingdom of Belgium
		4.25%, 09/28/13 (l) (m)	31
Brazil — 1.1%
		Federal Republic of Brazil
	31	FRN, 5.25%, 04/15/12	30
	45	8.75%, 02/04/25	47
	20	8.88%, 10/14/19	21
	30	11.00%, 08/17/40	37
	40	12.25%, 03/06/30	55
	35	12.75%, 01/15/20	48
			238
Canada — 1.7%
		Government of Canada
CAD	35	5.50%, 06/01/10 (l) (m)	32
CAD	10	8.00%, 06/01/27 (l) (m)	13
CAD	150	Province of Ontario
		6.00%, 02/21/06	150
		Province of Quebec
CAD	100	6.13%, 01/22/11	106
CAD	50	7.50%, 09/15/29	65
			366
Colombia — 0.3%
		Government of Columbia
	50	8.25%, 12/22/14	55
	15	10.75%, 01/15/13	18
			73
Dominican Republic — 1.2%
		Dominican Republic
	188	9.04%, 01/23/18 (e)	199
	62	9.50%, 09/27/11	66
			265
El Salvador — 0.7%
		Government of El Salvador
	20	7.63%, 09/21/34 (e)	22
	115	8.25%, 04/10/32 (e) (m)	125
			147
France — 3.0%
		Government of France
EUR	160	3.50%, 04/25/15 (l) (m)	189
EUR	20	4.00%, 04/25/13 (l) (m)	25
EUR	50	4.00%, 04/25/14 (l) (m)	62
EUR	270	4.00%, 04/25/09 (l) (m)	329
EUR	40	5.00%, 10/25/16 (l) (m)	53
			658
Germany — 2.0%
		Bundesrepublik Deutschland
EUR	150	3.75%, 01/04/15 (l) (m)	182
EUR	125	5.25%, 01/04/11 (l) (m)	162
EUR	50	6.25%, 01/04/24 (l) (m)	78
			422
Indonesia — 0.6%
	124	Indonesia Government International Bond
		7.25%, 04/20/15	126
Italy — 0.7%
	150	Government of Italy
		3.63%, 09/14/07	147
Malaysia — 0.3%
	50	Government of Malaysia
		7.50%, 07/15/11	56

7

Mexico — 0.4%
	75	United Mexican States
		8.30%, 08/15/31	95
Panama — 0.9%
		Government of Panama
	75	7.25%, 03/15/15	79
	90	8.88%, 09/30/27	105
	10	9.38%, 07/23/12	12
			196
Peru — 2.1%
		Government of Peru
	115	VAR, 5.00%, 03/07/17	109
	82	VAR, 5.00%, 03/07/17	79
	71	8.38%, 05/03/16	81
	150	8.75%, 11/21/33	176
			445
Phillippines — 0.6%
	100	Government of Philippines
		10.63%, 03/16/25	122
Russia — 1.0%
		Russian Federation
	55	8.25%, 03/31/10	59
	25	11.00%, 07/24/18	37
	65	12.75%, 06/24/28	118
			214
South Africa — 0.6%
		Government of South Africa
	35	8.50%, 06/23/17	44
	10	8.50%, 06/23/17	13
	50	8.50%, 06/23/17	62
			119
Turkey — 0.6%
		Republic of Turkey
	65	7.38%, 02/05/25	65
	50	8.00%, 02/14/34	53
			118
Ukraine — 1.9%
		Government of Ukraine
	150	6.88%, 03/04/11 (e)	155
	230	7.65%, 06/11/13	249
			404
United Kingdom — 0.3%
		U.K.Treasury Gilt
GBP	15	4.75%, 09/07/15 (l) (m)	27
GBP	20	6.00%, 12/07/28 (l) (m)	44
			71
Venezuela — 2.5%
		Republic of Venezuela
	80	9.38%, 01/13/34	92
	75	10.75%, 09/19/13	90
	263	10.75%, 09/19/13	316
	35	13.63%, 08/15/18	50
			548
		Total Foreign Government Securities
		(Cost $4,992)	5,193

Private Placements — 10.9%
	418	86-06/86-42 155 th St., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, New York
		7.00%, 01/01/14 (e) (i)	440
	1,256	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York
		6.93%, 08/01/18 (e) (i)	1,356
	497	3512 Oxford Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Riverdale, New York
		8.45%, 06/01/17 (e) (i)	565
		Total Private Placements
		(Cost $2,171)	2,361

U.S. Government Agency Mortgages — 21.2%
		Federal Home Loan Mortgage Corp. Gold Pool
	1,500	TBA, 5.50%, 12/15/35	1,479
	10	6.00%, 05/01/17 (m)	10
	50	6.00%, 01/01/35 (m)	51
		Federal National Mortgage Association Pool
	950	TBA, 5.00%, 01/25/35	913
	78	5.50%, 06/01/34 (m)	77
	429	5.50%, 12/01/34 (m)	423

8

350	5.50%, 11/01/34 (m)	345
377	6.00%, 03/01/33 (m)	379
449	6.00%, 01/01/35 (m)	452
395	6.50%, 01/01/35 (m)	404
40	6.50%, 02/01/35 (m)	40
12	7.00%, 02/01/35 (m)	13
	Total U.S. Government Agency Mortgages
	(Cost $4,667)	4,586

U.S. Treasury Obligations — 6.2%
	U.S. Treasury Notes
30	2.50%, 09/30/06 (m)	29
25	2.63%, 11/15/06 (m)	24
110	3.13%, 01/31/07 (m)	108
90	3.50%, 02/15/10 (m)	87
30	3.63%, 01/15/10 (m)	29
10	3.63%, 06/15/10 (m)	10
40	3.75%, 03/31/07 (m)	40
15	3.75%, 05/15/08 (m)	15
5	3.88%, 05/15/10 (m)	5
15	4.00%, 08/31/07 (m)	15
130	4.00%, 03/15/10 (m)	128
10	4.00%, 04/15/10 (m)	10
25	4.00%, 02/15/15 (m)	24
15	4.13%, 08/15/10 (m)	15
80	4.13%, 05/15/15 (m)	77
178	4.25%, 11/15/14 (m)	174
195	4.25%, 08/15/15 (m)	190
75	4.50%, 11/15/15	75
110	5.38%, 02/15/31 (m)	121
125	5.50%, 08/15/28 (m)	137
20	6.63%, 05/15/07 (k) (m)	21
	Total U.S. Treasury Obligations
	(Cost $1,337)	1,334
No. of Warrants
Warrants — 0.0% (g)
— (h)	Startec Global Communications,
	expires 05/15/08 (a) (m)
	(Cost $0 (h))	—	(h)
	Total Long-Term Investments
	(Cost $21,288)	20,470

Shares
Short-Term Investment — 14.9%
Investment Company — 14.9%
3,215	JPMorgan Prime Money Market Fund (b) (m)
	(Cost $3,215)	3,215

Principal Amount
U.S. Treasury Securities — 0.1%
26	U.S. Treasury Bills
	3.91%, 02/09/06 (k) (m) (n)
	(Cost $26)	26

Total Investments — 109.9%
(Cost $24,503)		$23,711
Liabilities in Excess of Other Assets — (9.9)%		(2,127)
Net Assets — 100.0%		$21,584

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

9

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	All or a portion of this security is segregated for current or potential holdings with the custodian for forward foreign currency contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

CAD	Canadian Dollar.

CMO	Collateralized Mortgage Obligation

EUR	Euro.

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.

GBP	British Pound.

HB

High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

STRIPS	Separate Trading of Registered Interest and Principal Securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2005.

TBA	To Be Announced

USD	United States Dollar.

VAR	Variable. The interest rate shown is the rate in effect at November 30, 2005.

Futures Contracts

(Amount in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
2	EURO SCHATZ	December, 2005	$249	$(1)
2	EURO BOBL	December, 2005	265	(1)
9	U.S. Long Bond	March, 2006	1,008	(8)
9	2 Year U.S. Treasury Notes	March, 2006	1,846	(2)
8	5 Year U.S. Treasury Notes	March, 2006	848	(1)

	Short Futures Outstanding
(3)	EURO-BUND	December, 2005	(425)	11
(2)	U.S. Long Bond	March, 2006	(224)	1
(10)	5 Year U.S. Treasury Notes	March, 2006	(1,059)	2
(21)	10 Year U.S. Treasury Notes	March, 2006	(2,279)	7
				$8

Forward Foreign Currency Exchange Contracts

Number of Contracts	Contracts to Sell	Settlement Date	Settlement Value (USD)	Value at 11/30/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
52	CAD	01/25/06	$44	$45	$(1)
979	EUR	01/25/06	1,161	1,158	3
40	GBP	01/25/06	69	69	(—	) (h)
			$1,274	$1,272	$2

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$614
Aggregate gross unrealized depreciation	(1,406)
Net unrealized appreciation/depreciation	$(792)

Federal income tax cost of investments	$24,503

10

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount		Security Description	Value
Long-Term Investments — 96.0%
Municipal Bonds — 96.0%
Alabama — 0.3%
	$1,000	Alabama 21st Century Authority, Tobacco Settlement
		Rev., 5.00%, 12/01/07	$1,019
	4,300	University of Alabama, Birmingham
		Rev., FGIC, 5.50%, 10/01/09 (p)	4,611
			5,630
Alaska — 0.7%
	2,890	Alaska Industrial Development & Export Authority, Revolving Fund
		Series A, Rev., MBIA, 5.70%, 04/01/07	3,009
		Alaska Student Loan Corp., Student Loan
	1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09	1,544
	1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09	1,626
		City of North Slope Boro, Capital Appreciation
	7,000	Series B, GO, MBIA, Zero Coupon, 06/30/07	6,629
	1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	874
	1,520	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,222
			14,904
Arizona — 1.1%
	1,720	Arizona Health Facilities Authority, Catholic Healthcare West
		Series A, Rev., 6.13%, 07/01/09	1,776
	6,735	Arizona School Facilities Board, State School Trust
		Series A, Rev., AMBAC, 5.75%, 07/01/14	7,571
	1,340	Gila County IDA, Cobre Valley Community Hospital
		Rev., ACA, 5.75%, 12/01/10	1,444
		Maricopa County Stadium District
	2,960	Rev., AMBAC, 5.00%, 06/01/08	3,072
	3,005	Rev., AMBAC, 5.00%, 06/01/09	3,153
		Phoenix IDA, Government Office Lease, Capital Mall LLC Project
	2,975	Rev., AMBAC, 5.00%, 09/15/10 (p)	3,155
	1,875	Rev., AMBAC, 5.10%, 09/15/10 (p)	1,996
			22,167
California — 10.1%
	2,000	ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing, Edgewood Apartments Project
		Series A, Rev., Adj., FNMA COLL, 5.70%, 02/01/06	2,024
	1,035	ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing, Ten O One Housing Apartments
		Series A, Rev., GNMA COLL, 6.75%, 04/20/07	1,055
	500	California State Department of Water Resources, Central Valley Project, Water Systems
		Series J-1, Rev., 7.00%, 12/01/12 (p)	601
	1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance
		Series J-1, Rev., 7.00%, 12/01/12	2,207
	8,000	California State Department of Water Resources, Power Supply
		Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	8,858
		California State Public Works Board, Department of Corrections
	3,720	Series C, Rev., 5.50%, 12/01/13	4,004
	5,000	Series E, Rev., XLCA, 5.00%, 06/01/14	5,262
		California State Public Works Board, Department of General Services, Butterfield State
	2,500	Series A, Rev., 5.00%, 06/01/13	2,655
	2,530	Series A, Rev., 5.00%, 06/01/14	2,687
	13,660	Series A, Rev., 5.00%, 06/01/15	14,188
	8,500	California State Public Works Board, Department of Mental Health, Coalinga
		Series A, Rev., 5.50%, 06/01/14	9,136
	6,685	California Statewide Communities Development Authority, Catholic Healthcare West
		COP, 6.00%, 07/01/09	6,933
		California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home
	3,000	Rev., CA ST MTG, 5.00%, 11/01/13	3,107
	1,000	Rev., CA ST MTG, 5.25%, 11/01/13	1,048
	10,435	Contra Costa Water District
		Series K, Rev., FSA, 5.50%, 10/01/11	11,422
	10,000	Golden State Tobacco Securitization Corp., Enhanced Assets Backed
		Series A, Rev., AMBAC, 5.00%, 06/01/11	10,485
		Golden State Tobacco Securitization Corp., Tobacco Settlement, Asset Backed
	3,095	Series B, Rev., 5.50%, 06/01/07 (p)	3,192
	3,000	Series B, Rev., 5.63%, 06/01/07 (p)	3,100

1

17,740	Los Angeles Wastewater System
	Sub Series A, Rev., MBIA, 4.20%, 06/01/13	17,920
2,000	Solano County
	COP, MBIA, 5.25%, 11/01/12	2,175
5,500	Southern California Public Power Authority, San Juan Power, Power Project
	Series B, Rev., FSA, Adj., 5.25%, 01/01/12 (p)	6,004
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project
	Series A, Rev., FSA, 5.50%, 01/01/13	5,556
	State of California
3,000	GO, 5.00%, 02/01/09	3,134
3,000	GO, 5.00%, 02/01/10	3,161
8,545	GO, 5.00%, 08/01/13	8,886
10,000	GO, 5.00%, 08/01/15	10,452
3,000	GO, 5.25%, 02/01/13	3,194
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13	5,418
	State of California, Economic Recovery
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	24,912
20,000	Series A, Rev., MBIA, 5.00%, 07/01/14	21,531
		204,307
Colorado — 2.9%
1,000	Arapahoe County School District No. 5, Cherry Creek
	GO, 6.00%, 12/15/09 (p)	1,089
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project
	Rev., ACA, 5.00%, 02/01/12	1,372
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health
	Rev., 5.75%, 09/15/08 (i)	2,399
105	Colorado Housing & Finance Authority
	Rev., 5.38%, 08/01/10	107
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund
	Series A, Rev., AMBAC, 6.00%, 09/01/10	3,774
28,645	Denver City & County
	Series B, COP, AMBAC, 5.60%, 12/01/10 (p)	31,565
	Denver City & County, Airport
1,640	Series B, Rev., AMT, MBIA, 5.75%, 11/15/06	1,705
3,000	Series E, Rev., FGIC, 5.25%, 11/15/12	3,173
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties
	GO, FGIC, 5.75%, 12/15/14	1,821
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings
	Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,899
	El Paso County School District No. 11, Colorado Springs
1,000	GO, 7.10%, 12/01/07	1,253
5,000	GO, 7.13%, 12/01/07	6,417
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,053
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	821
		59,448
Connecticut — 2.5%
3,905	City of Waterbury
	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,301
	State of Connecticut
5,000	Series A, GO, 5.25%, 04/15/11	5,396
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,957
10,000	Series C, GO, 5.38%, 12/15/10 (p)	10,842
9,330	Series C, GO, 5.50%, 12/15/12	10,334
10,000	Series E, GO, FSA, 5.50%, 11/15/12	11,073
		49,903
District of Columbia — 0.7%
770	District of Columbia
	Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	783
4,035	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds
	Rev., 6.25%, 05/15/11	4,253
6,455	District of Columbia Water & Sewer Authority, Public Utilities
	Rev., FSA, 5.50%, 04/01/09	6,994
2,450	District of Columbia, Unrefunded Balance
	Series A, GO, MBIA-IBC, 6.00%, 06/01/07	2,491
		14,521
Florida — 3.5%
5,250	Broward County Resource Recovery, Wheelabrator
	Series A, Rev., 5.00%, 12/01/06	5,332
	City of Gulf Breeze, Miami Beach Local Government
1,735	Series C, Rev., FGIC, 5.00%, 12/01/15	1,843
1,500	Series E, Rev., Adj., FGIC, 5.12%, 12/01/20	1,608
	Clay County Housing Finance Authority, Single Family Mortgage, Multi-County Program
145	Rev., GNMA COLL, FHA, 6.20%, 01/03/06	147
110	Rev., GNMA COLL, FHA, 6.25%, 01/03/06	112
245	Rev., GNMA COLL, FNMA COLL, 5.25%, 04/01/07	247

2

1,960	Coral Springs Improvement District, Water & Sewer
	GO, MBIA, 6.00%, 06/01/10	2,064
1,750	Dade County, Aviation
	Series B, Rev., AMBAC, 6.40%, 01/03/06	1,772
1,495	Florida State Board of Education, Capital Outlay, Public Education
	Series B, GO, 5.25%, 06/01/12	1,626
8,000	Highlands County Health Facilities Authority, Adventist Health
	Rev., Adj., 3.95%, 11/15/32	7,929
	Indian River County Hospital District
1,185	Rev., FSA, 5.95%, 10/01/06	1,232
1,285	Rev., FSA, 6.00%, 10/01/06	1,337
	Miami-Dade County School Board
4,000	Series B, COP, Adj., MBIA, 5.00%, 05/01/31	4,216
3,000	Series B, COP, Adj., MBIA, 5.50%, 05/01/30	3,235
1,000	Miami-Dade County, Aviation
	Series A, Rev., AMBAC, 6.00%, 12/05/05	1,020
30,000	Orlando Utilities Commission, Water & Electric, Multi-Modal
	Series A, Rev., Adj., 4.10%, 10/01/23	30,509
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake
	Rev., Adj., LIQ: FNMA, 4.75%, 06/01/09	4,145
3,065	Volusia County, Gas Tax
	Rev., FSA, 5.00%, 10/01/14	3,302
		71,676
Georgia — 1.5%
1,000	City of Atlanta, Airport Facilities
	Series A, Rev., AMBAC, 6.50%, 01/01/07 (p)	1,034
1,720	Forsyth County, School District
	GO, 5.00%, 07/01/11	1,852
2,630	Fulton County School District
	GO, 6.38%, 05/01/14	3,101
	Georgia Municipal Electric Authority, Power
1,250	Series A, Rev., 6.50%, 01/01/12	1,392
190	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08 (p)	204
4,810	Georgia Municipal Electric Authority, Power, Unrefunded Balance
	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08	5,148
2,500	Gwinnett County School District
	Series B, GO, 6.40%, 02/01/08	2,661
5,000	Metropolitan Atlanta Rapid Transit Authority
	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,608
	State of Georgia
3,000	Series B, GO, 6.30%, 03/01/10	3,336
5,000	Series D, GO, 5.80%, 11/01/09 (p)	5,516
		29,852
Hawaii — 0.3%
	Honolulu City & County
2,000	Series A, GO, 7.35%, 07/01/06	2,046
1,000	Series A, GO, FSA-CR, 5.60%, 04/01/07 (p)	1,030
3,335	State of Hawaii
	Series CM, GO, FGIC, 6.00%, 12/01/10	3,702
		6,778
Illinois — 4.7%
10,025	Chicago Metropolitan Water Reclamation District
	GO, 5.50%, 12/01/09	10,753
	Chicago Metropolitan Water Reclamation District, Capital Improvement Bonds
10,000	GO, 5.50%, 12/01/12 (p)	10,924
1,500	GO, 7.00%, 01/01/08 (p)	1,610
1,000	GO, 7.25%, 12/01/12 (p)	1,213
3,000	Chicago O’Hare International Airport, Passenger Facility Charge
	Series A, Rev., AMBAC, 5.63%, 01/03/06	3,066
7,080	Chicago Park District
	Series B, GO, FGIC, 5.50%, 01/01/11	7,594
1,245	Chicago Park District, Harbor Facilities
	Rev., 5.38%, 01/01/06 (p)	1,248
5,300	Chicago Public Building Commission Building
	Series A, Rev., MBIA, 5.25%, 12/01/11	5,743
	Chicago Emergency Telephone System
1,370	GO, FGIC, 5.25%, 01/01/13	1,490
1,000	GO, FGIC, 5.25%, 01/01/15	1,091
3,275	Chicago Tax Increment, Junior Lien, Near South Redevelopment Project
	Series A, Tax Allocation, ACA, 5.00%, 11/15/07	3,350
5,000	City of Chicago
	Series A, GO, FGIC, 6.75%, 07/01/10 (p)	5,719
2,130	City of Chicago, Board of Education, Depriest Elementry School Project
	Series H, GO, MBIA, 5.75%, 12/01/14	2,391
2,585	Illinois Finance Authority, DePaul University
	Series A, Rev., 5.38%, 10/01/15	2,790
1,665	Illinois Health Facilities Authority
	Rev., 6.63%, 02/15/10 (p)	1,862

3

3,240	Illinois Health Facilities Authority, Riverside Health Systems
	Rev., 6.75%, 11/15/10	3,490
1,330	Metropolitan Pier & Exposition Authority, Dedicated State Tax
	Series A-2002, Rev., 8.50%, 06/15/06 (p)	1,367
50	Metropolitan Pier & Exposition Authority, Unrefunded Balance, Dedicated State Tax
	Series A-2002, Rev., 8.50%, 06/15/06	51
	Regional Transportation Authority
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,138
2,810	Series D, Rev., FGIC, 7.75%, 06/01/07	2,987
	State of Illinois
5,000	Series A, GO, 5.00%, 03/01/14	5,258
2,000	GO, MBIA, 5.25%, 06/01/08 (p)	2,108
11,670	Town of Cicero, Tax Increment
	Series A, GO, XLCA, 5.25%, 01/01/15	12,576
1,025	Will County High School District No. 204, Joliet, Limited Tax
	GO, FSA, 5.38%, 12/01/11	1,112
	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation
1,350	GO, FGIC, 6.35%, 06/01/07	1,408
4,445	GO, FSA, Zero Coupon, 01/01/13	3,304
		95,643
Indiana — 0.7%
3,795	City of Indianapolis, Economic Development, Knob In the Woods Project
	Rev., Adj., FNMA COLL, 3.45%, 12/01/24	3,717
1,702	City of Indianapolis, Multi-Family Housing, Braeburn
	Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,770
1,670	Fifth Avenue Housing Development Corp., Industrial Mortgage, Section 8 Assisted Project
	Series A, Rev., FHA, 5.05%, 01/03/06	1,671
1,500	Indiana Transportation Finance Authority, Airport Facilities
	Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,686
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance
	Series A, Rev., AMBAC, 5.75%, 06/01/12	2,542
3,000	Indianapolis Airport Authority, Special Facilities, Fed Ex Corp. Project
	Rev., 5.10%, 01/15/17	3,100
		14,486
Iowa — 0.7%
6,920	Iowa Finance Authority, Hospital Facilities
	Rev., 6.75%, 02/15/10 (p)	7,820
1,000	Iowa Higher Education Loan Authority
	Rev., ACA, 5.75%, 10/01/12	1,084
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset Backed
	Series B, Rev., 5.50%, 06/01/11 (p)	5,416
		14,320
Kansas — 0.6%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects
1,375	Rev., MBIA, 5.25%, 10/01/10 (p)	1,467
1,600	Rev., MBIA, 5.35%, 10/01/10 (p)	1,714
	Johnson County Unified School District 232
1,175	GO, FSA, 5.00%, 09/01/10	1,243
1,865	GO, FSA, 5.25%, 09/01/10	1,985
4,500	GO, FSA, 5.50%, 09/01/10	4,861
		11,270
Kentucky — 0.7%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted
	Series A, Rev., FHA, 5.90%, 01/03/06	325
1,000	Kenton County Public Properties Corp., Package Facilities Project, First Mortgage
	Series A, Rev., 5.63%, 12/01/06 (p)	1,033
5,905	Kentucky State Property & Buildings Commission, Project No. 69
	Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,313
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73
	Rev., 5.50%, 11/01/11	1,092
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects
	Series B, Rev., FSA, 5.00%, 07/01/12	5,272
		14,035
Louisiana — 0.3%
1,000	Port New Orleans Board of Commissioners, Sport Facilities
	Rev., AMBAC, 5.50%, 04/01/08	1,036
4,980	State of Louisiana
	Series A, GO, FGIC, 5.00%, 04/01/09	5,200
		6,236
Maryland — 0.7%
	Maryland State Stadium Authority Lease, Convention Center Expansion
3,000	Rev., AMBAC, 5.75%, 01/03/06	3,036
3,000	Rev., AMBAC, 5.80%, 01/03/06	3,036

4

8,109	State of Maryland, Tax Exempt Master Lease
	5.19%, 07/01/16 (e) (i) (p)	8,730
		14,802
Massachusetts — 3.8%
	Commonwealth of Massachusetts CONS
4,000	Series A, GO, 5.38%, 08/01/08	4,195
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,480
18,545	Commonwealth of Massachusetts, Federal Highway
	Series A, Rev., GAN, FSA, 5.75%, 12/15/10	20,220
	Massachusetts Bay Transportation Authority, General Transportation Systems
2,045	Series A, Rev., MBIA, 5.50%, 03/01/14	2,274
5,650	Series A, Rev., 7.00%, 03/01/08	6,073
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed
	Series A, Rev., 7.50%, 05/01/11	1,680
10,000	Massachusetts State Turnpike Authority
	Series A, Rev., 5.00%, 01/01/13 (p)	10,599
	Massachusetts State Water Pollution Abatement, MWRA Program
2,225	Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,429
7,275	Sub Series A, Rev., 6.00%, 08/01/09	7,946
	Massachusetts Water Resources Authority
2,000	Series A, Rev., FSA, GO, 5.50%, 08/01/13	2,222
3,000	Series C, Rev., FGIC-TCRS, GO, 5.25%, 12/01/15	3,279
	University of Massachusetts Building Authority Project
8,395	Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	9,307
3,000	Series 04-1, Rev., AMBAC, 5.38%, 11/01/14	3,273
		76,977
Michigan — 4.3%
3,910	City of Grand Rapids, Water Supply
	Rev., FGIC, 5.75%, 01/01/11	4,284
2,500	Michigan State Building Authority, Facilities Program
	Series I, Rev., 5.50%, 10/15/11	2,724
	Michigan State Hospital Finance Authority, Ascension Health Credit
10,000	Series B, Rev, Adj., 5.30%, 11/15/33	10,170
13,050	Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	14,454
	Michigan State Hospital Finance Authority, Trinity Health
3,755	Series A, Rev., 5.50%, 12/01/05	3,755
8,565	Series A, Rev., 6.00%, 12/01/10	9,451
979	Michigan State Housing Development Authority, Huntley Villas Apartments
	Series A, Rev., GNMA COLL, 4.80%, 08/20/12	1,005
10,750	Michigan State Trunk Line
	Series A, Rev., 5.25%, 11/01/13	11,768
3,565	Michigan Underground Storage Tank Financial Assurance Authority
	Series I, Rev., AMBAC, 5.75%, 05/01/06 (p)	3,638
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co.
	Series CC, Rev., Adj., AMBAC, 4.65%, 10/01/24	16,631
3,000	Rochester Community School District
	Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,195
5,445	Royal Oak Hospital Finance Authority, William Beaumont Hospital
	Rev., 6.25%, 01/01/11	6,038
1,000	Sturgis Public School District, School Building & Site
	GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,086
		88,199
Minnesota — 0.8%
	Minnesota Housing Finance Agency, Single Family Mortgage
570	Series C, Rev., AMT, GO, 4.85%, 07/01/09	575
445	Series G, Rev., AMT, GO, 6.25%, 01/03/06	454
1,000	Minnesota State Municipal Power Agency, Electric
	Series A, Rev., 5.25%, 10/01/14	1,065
	University of Minnesota
5,000	Series A, Rev., GO, 5.75%, 07/01/10	5,468
8,000	Series A, Rev., GO, 5.75%, 07/01/15	9,126
		16,688
Mississippi — 0.7%
1,190	Mississippi Higher Education Assistance Corp.
	Series B-3, Rev., GTD STD LNS, 5.30%, 09/01/08	1,214
	State of Mississippi
2,000	GO, 5.75%, 12/01/12	2,224
10,610	GO, 6.20%, 02/01/08 (p)	11,145
		14,583
Missouri — 1.7%
5,700	Clay County Public School District No. 53, Liberty, Direct Deposit Program
	GO, FSA, 5.25%, 03/01/14	6,110
1,430	Kansas City Municipal Assistance Corp., Capital Improvement
	Series B, Rev., AMBAC, 5.40%, 01/15/06	1,448
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing
485	Series III, Rev., FHA, 4.70%, 12/01/11	506

5

480	Series III, Rev., FHA, 4.80%, 12/01/11	500
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage
7,135	Series B-1, Rev., Adj., AMT, GNMA/FNMA COLL, 5.38%, 03/01/13	7,348
10,840	Series C-1, Rev., Adj., AMT, GNMA/FNMA, 4.80%, 03/01/12	10,938
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program
	Series B, Rev., 5.50%, 07/01/12	1,224
3,480	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center
	Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	3,749
3,105	St. Louis Land Clearance Redevelopment Authority, Westminster Place Apartments
	Series A, Rev., Adj., FNMA COLL, 5.95%, 04/01/07	3,164
		34,987
Montana — 0.0% (g)
335	Montana State Housing Board, Single Family Mortgage
	Series A-2, Rev., AMT, 5.10%, 06/01/09	337
Nebraska — 0.6%
4,205	NEBHELP, Inc.
	Sub Series A-5B, Rev., MBIA, GTD STD LNS, 6.20%, 06/01/13	4,277
6,665	Nebraska Public Power District
	Series B, Rev., MBIA, 5.25%, 01/01/08	6,964
		11,241
Nevada — 0.9%
8,200	Clark County, PCR, Nevada Power Co. Project
	Series D, Rev., ACA-CBI, 5.30%, 01/03/06	8,207
8,200	Clark County School District
	Series A, GO, MBIA, 7.00%, 06/01/11	9,521
		17,728
New Jersey — 6.5%
16,000	Garden State Preservation Trust, Open Space & Farmland
	2005 Series A, Rev., FSA, 5.80%, 11/01/15	18,328
	New Jersey Economic Development Authority, Cigarette Tax
7,500	Rev., 5.63%, 06/15/07	7,696
4,500	Rev., FGIC, 5.00%, 06/15/09	4,699
15,395	New Jersey Economic Development Authority, Motor Vehicles
	Series A, Rev., MBIA, 5.25%, 07/01/14	16,700
	New Jersey Economic Development Authority, School Facilities Constructions
5,000	Series O, Rev., 4.14%, 03/01/15	5,264
15,000	Series O, Rev., 5.25%, 03/01/15	16,015
7,825	New Jersey State Transit Corp., Federal Transportation Administration Grants
	COP, Series B, AMBAC, 5.50%, 09/15/11	8,535
	New Jersey State Turnpike Authority
2,935	Rev., 5.70%, 01/03/06 (p)	3,125
2,585	Series G, Rev., 5.75%, 01/03/06 (p)	2,691
	New Jersey Transportation Trust Fund Authority, Transportation System
4,570	Series A, Rev., 5.75%, 06/15/15	5,141
2,395	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	2,695
5,020	Series C, Rev., 5.00%, 06/15/10	5,289
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,343
12,000	Series D, Rev., FSA, 5.00%, 06/15/15	12,651
10,000	State of New Jersey
	GO, 5.50%, 05/01/07	10,300
		131,472
New Mexico — 0.3%
2,435	New Mexico Mortgage Finance Authority, Single Family Mortgage
	Series D, Rev., AMT, Adj., GNMA/FNMA/FHLMC COLL, 6.13%, 09/01/12	2,598
	University of New Mexico, Capital Appreciation, Sub Lien
1,030	Series B, Rev., MBIA, Zero Coupon, 06/01/07	978
1,040	Series B, Rev., MBIA, Zero Coupon, 06/01/08	950
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	978
		5,504
New York — 14.0%
12,405	Battery Park City Authority
	Series A, Rev., 5.25%, 11/01/13	13,572
	Erie County TOB Asset Securitization Corp., Asset Backed
1,160	Class A, Rev., 5.38%, 07/15/10	1,246
2,530	Class A, Rev., 5.50%, 07/15/10 (p)	2,752
1,500	Long Island Power Authority, Electric Systems
	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,678
22,630	Metropolitan Transportation Authority, Service Contract
	Series A, Rev., 5.50%, 07/01/17	25,109
	New York City
1,770	Series A, GO, 5.00%, 08/01/07	1,817
105	Series A, GO, 7.00%, 08/01/06 (p)	109
2,220	Series B, GO, 5.00%, 08/01/06	2,246
2,865	Series B, GO, 5.00%, 08/01/07	2,942
6,055	Series B, GO, 5.50%, 12/01/11 (p)	6,673
650	Series D, GO, 5.25%, 08/01/08	680

6

2,100	Series D, GO, 5.75%, 08/01/07	2,180
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09	4,428
1,500	Series E, GO, 5.75%, 08/01/12	1,657
3,000	Series G, GO, 5.25%, 08/01/07	3,092
11,500	Series G, GO, 5.50%, 08/01/09	12,235
540	Series G, GO, 5.25%, 08/01/08 (p)	566
10,000	Series H, GO, XLCA-ICR, 5.25%, 03/15/11	10,717
350	Series I, GO, MBIA-IBC, 5.75%, 03/15/06 (p)	358
2,500	New York City Municipal Water Finance Authority, Water & Sewer System
	Series D, Rev., 5.00%, 06/15/12	2,629
	New York City Transitional Finance Authority, Future Tax Secured
24,000	Series A, Rev., Adj., 5.50%, 11/01/11	26,038
5,550	Series C, Rev., AMBAC, 5.25%, 08/01/12	6,000
	New York City, Unrefunded Balance
2,495	Series A, GO, 7.00%, 08/01/06 (p)	2,589
4,460	Series G, GO, 5.25%, 08/01/08	4,664
3,395	Series I, GO, MBIC-IBC, 5.75%, 03/15/06	3,469
6,300	New York Convention Center Operating Corp., Yale Building Acquisition Project
	COP, 5.25%, 06/01/07	6,460
5,035	New York State Dormitory Authority, City University Systems, 4th Generation
	Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,512
5,000	New York State Dormitory Authority, Personal Income Tax Revenue
	Series F, Rev., FSA, 5.00%, 03/15/14	5,394
	New York State Dormitory Authority, State University Educational Facilities
4,025	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,454
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,665
3,206	New York State Dormitory Authority, State University of New York, Stony Brook University
	Rev., 3.92%, 03/27/07 (e) (i)	3,214
	New York State Environmental Facilities Corp., State Revolving Funds
21,110	Series D, Rev., 5.38%, 06/15/12	22,875
18,000	Sub Series E, Rev., 5.38%, 06/15/12	19,564
	New York State Thruway Authority, Highway & Bridge Trust Fund
3,950	Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	4,231
15,000	Series B, Rev., AMBAC, 5.00%, 10/01/15	16,045
	New York State Thruway Authority, Service Contract, Local Highway & Bridge
5,000	Rev., 5.10%, 04/01/07	5,189
10,000	Rev., 5.20%, 04/01/07	10,420
5,100	New York State Urban Development Corp., Correctional Capital Facilities
	Series A, Rev., FSA, 6.50%, 01/01/10	5,655
	Sales Tax Asset Receivables Corp.
3,000	Series A, Rev., MBIA, 5.00%, 10/15/14	3,140
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	7,245
5,000	State of New York
	Series B, GO, 5.70%, 01/03/06	5,060
	Tobacco Settlement Financing Authority
4,000	Series C-1, Rev., 5.50%, 06/01/12	4,326
4,000	Series C-1, Rev., 5.50%, 06/01/13	4,356
10,000	Triborough Bridge & Tunnel Authority, General Purpose
	Series B, Rev., GO, 5.25%, 11/15/12	10,807
		285,058
North Carolina — 1.8%
4,000	Cabarrus County, Installment Financing Contract
	COP, 5.75%, 04/01/11	4,401
3,015	Durham County, Public Improvement
	Series B, GO, 5.00%, 04/01/12	3,196
700	North Carolina Housing Finance Agency, Home Ownership
	Series 1-B, Rev., 5.13%, 07/01/08	711
	North Carolina Municipal Power Agency No. 1, Catawba Electricity
9,155	Rev., AMBAC, 6.00%, 01/01/08	9,628
2,500	Rev., MBIA-IBC, 7.25%, 01/01/07	2,601
8,900	Series B, Rev., 6.13%, 01/01/06	8,923
6,275	Series B, Rev., 6.25%, 01/01/07	6,454
		35,914
North Dakota — 0.3%
5,270	North Dakota State Housing Finance Agency, Housing Finance Program
	Series C, Rev., 5.55%, 07/01/10	5,344
Ohio — 3.5%
10,000	Butler County Transportation Improvement District
	Series A, Rev., FSA, 5.13%, 04/01/08	10,527
1,250	City of Cincinnati
	GO, 5.38%, 12/01/10	1,340
855	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund
	Series A, Rev., 5.60%, 05/15/12	903
1,525	Cuyahoga Community College District
	Series A, Rev., AMBAC, 5.00%, 12/01/12	1,632
	Franklin County, Economic Development, Capitol South Community Urban
1,395	Rev., 5.00%, 06/01/07 (i)	1,413

7

1,465	Rev., 5.25%, 06/01/08 (i)	1,495
1,115	Rev., 5.50%, 06/01/09 (i)	1,149
	Franklin County, Online Computer Library Center
2,065	Rev., 5.00%, 04/15/08	2,125
1,170	Rev., 5.00%, 04/15/09	1,215
5,510	Montgomery County, Catholic Health
	Rev., 5.50%, 09/01/11	5,947
4,000	Montgomery County, Solid Waste
	Rev., MBIA, 5.50%, 01/03/06	4,088
3,000	Ohio Air Quality Development Authority, Edison Project
	Series A, Rev., Adj., AMBAC, 3.25%, 01/03/06	2,984
355	Ohio Capital Corp. For Housing Mortgage, Section 8 Assisted
	Series M, Rev., FHA, 5.90%, 01/03/06	355
9,665	Ohio Housing Finance Agency, Residential Mortgage Backed Securities
	Series A, Rev., AMT, 5.00%, 03/01/14	9,859
1,605	Ohio State Water Development Authority
	Rev., 9.38%, 06/01/06 (p)	1,769
6,100	RiverSouth Authority, RiverFront Area Redevelopment
	Series A, Rev., 5.25%, 06/01/14	6,593
9,090	State of Ohio, Infrastructure Improvements
	Series D, GO, 5.00%, 03/01/14	9,653
2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project
	Series B, Rev., 6.25%, 11/15/14	2,224
	Warrensville Height City School District, School Improvement
1,000	GO, FGIC, 7.00%, 12/01/11	1,175
1,000	GO, FGIC, 7.00%, 12/01/12	1,195
1,075	GO, FGIC, 7.00%, 12/01/13	1,303
1,150	GO, FGIC, 7.00%, 12/01/14	1,413
		70,357
Oklahoma — 0.1%
2,500	Oklahoma Industries Authority, Health System, Baptist Center
	Series C, Rev., AMBAC, 6.25%, 01/03/06 (p)	2,554
Oregon — 1.0%
3,000	Clackamas County Hospital Facility Authority, Legacy Health System
	Rev., 5.38%, 08/15/09	3,159
5,405	Lane County School District No. 40, Creswell
	GO, SCH BD GTY, 6.00%, 06/15/10 (p)	5,965
1,000	Lane County School District No. 52, Bethel
	GO, FSA, 6.00%, 06/01/06	1,014
1,305	Oregon State Bond Bank, Economic & Community Development
	Series B, Rev., MBIA, 5.30%, 01/01/09	1,392
3,000	Oregon State Department of Transportation, Highway User Tax
	Series A, Rev., 5.50%, 11/15/12 (p)	3,322
2,405	Polk Marion & Benton School District No. 13J
	GO, FSA, 5.75%, 06/15/10 (p)	2,630
2,095	Washington County
	GO, 5.50%, 06/01/11	2,284
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien
	Series 1, Rev., FGIC, 5.75%, 10/01/11	1,167
		20,933
Pennsylvania — 1.5%
5,000	Allegheny County Sanitation Authority, Sewer
	Rev., MBIA, 5.38%, 12/01/11	5,439
1,250	Indiana County IDA, New York State Electric & Gas Corp.
	Series A, Rev., MBIA, 6.00%, 06/01/06	1,267
1,500	Northeastern Pennsylvania Hospital & Education Authority, Healthcare, Wyoming Health Care
	Series A, Rev., AMBAC, 6.40%, 01/01/06	1,504
11,728	Pennsylvania Higher Education
	4.64%, 04/30/09 (e) (i)	11,848
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage
	Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,601
2,000	Pennsylvania State Higher Educational Facilities Authority, University of Pennsylvania, Health Services
	Series A, Rev., 6.00%, 01/01/06 (p)	2,025
2,800	Pennsylvania State Higher Educational Facilities Authority, University of Pennsylvania, Health Services, Unrefunded Balance
	Series A, Rev., 6.00%, 01/01/06	2,807
3,500	Philadelphia Authority, IDR
	Rev., 2.15%, 01/01/18 (e) (i)	3,456
		29,947
Puerto Rico — 1.0%
3,500	Children’s Trust Fund, Tobacco Settlement
	Rev., 5.75%, 07/01/10 (p)	3,826
	Commonwealth of Puerto Rico
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,497
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,885
3,000	Series C, GO, Adj., MBIA, 5.00%, 07/01/28	3,117

8

2,000	Puerto Rico Highway & Transportation Authority
	Series AA, Rev., Adj., FSA, 5.00%, 07/01/10	2,121
		20,446
South Carolina — 2.7%
2,810	Charleston County, Public Improvement
	GO, 6.13%, 09/01/09	3,084
16,605	Charleston Educational Excellence Finance Corp., Charleston County School District Project
	Rev., 5.00%, 12/01/14	17,544
1,000	Piedmont Municipal Power Agency, Electric
	Rev., MBIA, 6.20%, 01/01/08 (p)	1,057
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance
	Rev., FGIC, 6.75%, 01/01/20	10,123
	South Carolina Jobs & Economic Development Authority, Hospital Facilities Improvement, Palmetto Health Alliance
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	6,125
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,522
	South Carolina Jobs & Economic Development Authority, Hospital Facilities, Georgetown Memorial Hospital
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,302
1,065	Rev., RADIAN, 5.25%, 02/01/11	1,124
10,310	State of South Carolina, State School Facilities
	Series A, GO, 4.25%, 01/01/10	10,489
		54,370
South Dakota — 0.0% (g)
1,000	South Dakota Housing Development Authority, Homeownership Mortgage
	Series D, Rev., 4.70%, 05/01/10	1,039
Tennessee — 1.2%
1,910	City of Lawrenceburg, Electric
	Rev., MBIA, 6.63%, 07/01/18	2,344
6,820	Knox County, Public Improvement
	GO, 6.00%, 05/01/08 (p)	7,295
1,345	Municipal Energy Acquisition Corp., Gas
	Rev., FSA, 4.13%, 03/01/09	1,373
7,285	Tennergy Corp., Gas
	Rev., MBIA, 5.00%, 06/01/09	7,636
2,985	Tennessee Housing Development Agency, Homeownership Program, Issue 3A
	Rev., AMT, GO, Zero Coupon, 07/01/06	2,915
2,860	Tennessee State School Bond Authority, Higher Education Facilities, Second Program
	Series A, Rev., FSA, 5.00%, 05/01/08	2,966
		24,529
Texas — 8.0%
	Alvin Independent School District
3,205	3.60%, 02/15/22 (e) (i)	3,164
3,375	3.60%, 02/15/23 (e) (i)	3,332
2,945	Arlington Independent School District
	GO, PSF-GTD, 4.75%, 02/15/08	2,971
2,000	Austin Independent School District, Public Property Finance Contractual Obligation
	GO, MBIA, 5.25%, 02/01/08 (p)	2,079
18,495	Beaumont Water & Sewer
	Rev., 3.50%, 09/01/23 (e) (i)	18,292
1,435	Carroll Independent School District, Capital Appreciation
	GO, PSF-GTD, Zero Coupon, 02/15/08	965
1,155	Cedar Hill Independent School District, Capital Appreciation
	GO, PSF-GTD, Zero Coupon, 08/15/09	832
170	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program
	Rev., GNMA COLL, FHA, 8.20%, 04/01/22	175
6,200	City of Dallas, Improvement
	Rev., MBIA, 5.25%, 08/15/07	6,391
5,495	City of Fort Worth, Water & Sewer, Improvement
	Rev., FSA, 5.00%, 02/15/14	5,850
8,675	City of Houston
	Series A, GO, 5.50%, 03/01/08	9,060
1700	City of Southlake
	GO, AMBAC, Zero Coupon, 02/15/09 (p)	1248
5,000	Coastal Bend Health Facilities Development Corp.
	Rev., AMBAC, 5.93%, 11/15/13 (p)	5,644
5,205	Coppell Independent School District, Capital Appreciation
	GO, PSF-GTD, Zero Coupon, 08/15/09	3,003
1,305	Dallas County Flood Control District
	GO, 9.25%, 04/01/08 (p)	1,466
5,000	Dallas Waterworks & Sewer System, Improvement
	Rev., FSA, 5.38%, 04/01/13	5,410
5,000	Harris County Hospital District
	Rev., MBIA, 6.00%, 08/15/10	5,467
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien
	Series B, Rev., MBIA, Zero Coupon, 11/15/08	2,978

9

2,000	Hays Consolidated Independent School District, Capital Appreciation
	GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,514
10,000	Houston Independent School District, Capital Appreciation
	Series A, GO, PSF-GTD, Zero Coupon, 02/15/09	7,150
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez
	Series A, Rev., AMBAC, Zero Coupon, 09/15/12	2,936
1,520	Katy Independent School District
	Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,615
6,720	Leander Independent School District
	GO, PSF-GTD, Zero Coupon, 08/15/09	4,594
5,875	Lubbock Helath Facilities Development Corp., St. Joseph Health Systems
	Rev., 5.25%, 07/01/08	6,141
7,500	Pearland Independent School District
	3.53%, 02/15/25 (e) (i)	7,402
7,500	Pearland Independent School District, Unlimited Tax
	Adj., 3.53%, 02/15/24 (e) (i)	7,402
2,505	Richardson Independent School District
	GO, PSF-GTD, 5.00%, 02/15/14	2,607
7,500	State of Texas
	Series A, GO, 6.00%, 10/01/09	8,162
3,000	State of Texas, College Student Loan
	GO, GTD STD LNS, 5.25%, 08/01/07	3,084
3,900	Texas Public Finance Authority
	GO, 5.00%, 10/01/12	4,107
2,540	Texas Tech University Revenues, Improvements, Financing System
	Series 6, Rev., AMBAC, 5.25%, 02/15/09	2,659
	Texas Water Development Board, State Revolving Fund, Senior Lien
4,700	Series A, Rev., 5.00%, 07/15/07	4,821
3,000	Series A, Rev., 5.25%, 07/15/08	3,135
1,000	Series A, Rev., 5.63%, 07/15/09	1,067
4,795	Series A, Rev., 5.63%, 07/15/10	5,185
3,175	Series B, Rev., 5.25%, 07/15/07	3,297
7,385	Tomball Independent School District
	Series B, Adj., GO, 3.45%, 02/15/26 (e) (i)	7,364
		162,569
Utah — 0.5%
3,800	Intermountain Power Agency, Utah Power Supply
	Series B, Rev., MBIA, 6.50%, 07/01/10	4,268
2,840	Salt Lake City
	GO, 5.50%, 06/15/10 (p)	3,079
1,700	Salt Lake City Municipal Building Authority
	Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,839
10	Salt Lake City, Unrefunded Balance
	GO, 5.50%, 06/15/10 (p)	11
		9,197
Vermont — 0.2%
4,100	City of Burlington, Electric
	Series A, Rev., MBIA, 6.38%, 07/01/09	4,496
Virgin Islands — 0.5%
2,135	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes
	Series A, Rev., 5.63%, 10/01/10	2,229
5,000	Virgin Islands Public Finance Authority, Senior Lien, Fund Lien Notes
	Series C, Rev., 5.50%, 10/01/06	5,080
3,070	Virgin Islands Water & Power Authority, Electric Systems
	Rev., 5.25%, 07/01/07	3,128
		10,437
Washington — 6.1%
	Cowlitz County Public Utility District No. 1, Electric, Distribution System
2,845	Rev., AMBAC, 5.00%, 09/01/10	3,011
2,255	Rev., AMBAC, 5.00%, 09/01/11	2,402
34,000	Energy Northwest, Washington Electric, Columbia Generating Station
	Series B, Rev., MBIA, 5.50%, 07/01/09	36,031
13,995	Grant County Public Utility District No. 2, Electric
	Series H, Rev., FSA, 5.38%, 01/01/12	15,049
3,000	Kitsap County School District No. 400, North Kitsap
	GO, SCH BD GTY, 5.00%, 06/01/11 (p)	3,167
1,300	Port Grays Habor
	Rev., 6.38%, 12/01/09	1,367
10,000	Seattle Municipal Light & Power, Improvements
	Rev., FSA, 5.50%, 03/01/11	10,851
5,140	Snohomish County School District No. 6, Mukilteo
	GO, FGIC, 5.70%, 12/01/12	5,734
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney
	GO, SCH BD GTY, 5.60%, 12/01/10	3,834
	State of Washington
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,327
4,000	Series C, GO, 5.50%, 07/01/09	4,265
	Washington Public Power Supply System, Nuclear Project No. 1

10

1,000	Series A, Rev., 5.70%, 07/01/06 (p)	1,014
11,845	Series A, Rev., AMBAC, 6.00%, 07/01/08	12,583
1,300	Series B, Rev., 5.60%, 07/01/07	1,344
3,650	Series B, Rev., MBIA, 5.13%, 07/01/07	3,805
	Washington Public Power Supply System, Nuclear Project No. 2
3,800	Series A, Rev., 5.75%, 07/01/09	4,080
1,885	Series A, Rev., 7.25%, 07/01/06 (p)	1,929
115	Washington Public Power Supply System, Nuclear Project No. 2, Unrefunded Balance
	Series B, Rev., 7.25%, 07/01/06	118
	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation
3,000	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,162
5,000	Series B, Rev., Zero Coupon, 07/01/09	4,356
		123,429
West Virginia — 0.3%
2,495	Harrison County, County Commission
	Series A, SO, 6.25%, 05/15/10 (p)	2,705
3,255	West Virginia State Higher Education Interim Governing Board University, Marshall University
	Series A, Rev., FGIC, 5.25%, 05/01/11	3,492
		6,197
Wisconsin — 1.7%
2,350	Milwaukee County, Corporate Purpose
	Series A, GO, 5.63%, 09/01/09 (p)	2,523
	Wisconsin Health & Educational Facilities Authority
6,250	Series 99-C, Rev., 5.70%, 05/01/14 (e) (i)	6,612
6,250	Series 99-D, Rev., 5.95%, 05/01/19 (e) (i)	6,731
	State of Wisconsin
1,000	GO, 6.25%, 05/01/12	1,139
2,775	Series 1, GO, 5.00%, 11/01/07	2,859
6,275	Series 1, GO, 5.50%, 11/01/11	6,881
4,450	Series 3, GO, 5.20%, 11/01/09	4,722
3,200	State of Wisconsin, Clean Water
	Series 1, Rev., 5.10%, 06/01/12	3,387
		34,854
	Total Municipal Bonds
	(Cost $1,888,548)	1,949,364
Shares
Short-Term Investment — 4.3%
Investment Company — 4.3%
88,200	JPMorgan Tax Free Money Market Fund (b) (m)	88,200
	(Cost $88,200)
Total Investments — 100.3%
(Cost $1,976,748)		2,037,564
Liabilities in Excess of Other Assets — (0.3)%		(6,227)
Net Assets — 100.0%		$2,031,337

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
ACA-CBI	ACA Certificate of Bond Insurance
Adj.	Adjustable. The interest rate shown is the rate in effect at November 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMBAC-TCRS	American Municipal Bond Assurance Corp. Transferable Custodial Receipts.
AMT	Alternative Minimum Tax Paper
CA ST MTG	California State Mortgage
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferable Custodial Receipts
FHA	Federal Housing Authority

11

FHLMC	Federal Home Loan Mortgage Corporation
FHLMC COLL	Federal Home Loan Mortgage Corporation Collateral
FNMA	Federal National Mortgage Association
FNMA COLL	Federal National Mortgage Association Collateral
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GNMA COLL	Government National Mortgage Association Collateral
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCH BD GTY	School Bond Guarantee
SO	Special Obligation
XLCA	XL Capital Assurance
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,485
Aggregate gross unrealized depreciation	(5,669)
Net unrealized appreciation/depreciation	$60,816

Federal income tax cost of investments	$1,976,748

12

JPMorgan New Jersey Tax Free Bond Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
Long-Term Investments — 95.2%
Municipal Bonds — 95.2%
California — 0.6%
$310	Nevada Union High School District, New Haven
	GO, FSA, 12.00%, 08/01/09	$399
Connecticut — 0.3%
180	City of East Hartford
	GO, FGIC, 5.25%, 05/01/15	199
Kansas — 0.5%
275	Kansas Development Finance Authority, Department of Corrections, El Dorado Unit Project
	Series H, Rev., MBIA, 5.20%, 08/01/11	296
Michigan — 1.8%
985	Anchor Bay School District
	GO, Q-SBLF, 5.25%, 05/01/15 (m)	1,080
New Jersey — 81.8%
140	Atlantic City
	Series A, GO, MBIA, 4.00%, 08/01/10	143
450	Atlantic County, Public Facilities Lease Agreement
	COP, FGIC, 6.00%, 03/01/13	510
205	Audubon School District
	GO, MBIA, 4.00%, 10/01/08	208
100	Cape May County Municipal Utilities Authority, Sewer
	Series A, Rev., FSA, 6.00%, 01/01/09	107
1,605	Casino Reinvestment Development Authority, Hotel Room Fee, Casino Reinvestment
	Rev., AMBAC, 5.13%, 01/01/15	1,725
	City of Bayonne
410	Series B, GO, FSA, SBRF, 5.00%, 01/15/16	441
400	Series B, GO, FSA, SBRF, 5.25%, 01/15/18	441
480	Series B, GO, FSA, SBRF, 5.25%, 01/15/19	531
505	Series B, GO, FSA, SBRF, 5.50%, 01/15/20	573
530	Series B, GO, FSA, SBRF, 5.50%, 01/15/21	602
485	Series B, GO, FSA, SBRF, 5.50%, 01/15/22	552
1,040	City of Summit
	GO, SBRF, 5.70%, 06/01/09 (p)	1,117
570	Essex County Improvement Authority, County Correctional Facility Project, County Guaranteed
	Rev., FGIC, 5.75%, 10/01/10 (p)	626
1,385	Ewing Township School District
	GO, FGIC, SBRF, 5.30%, 08/01/08 (p)	1,453
1,010	Freehold Regional High School District
	GO, FGIC, SBRF, 5.00%, 03/01/16	1,103
130	Freehold Township Board of Education
	GO, MBIA, SBRF, 5.00%, 02/15/11	139
	Gloucester County Improvement Authority, County Guaranteed
100	Series A, Rev., MBIA, 5.35%, 08/01/09	106
175	Series A, Rev., MBIA, 5.70%, 08/01/10 (p)	191
320	Series B, Rev., FSA, 5.80%, 12/01/09 (p)	348
180	Series C, Rev., FSA, 5.80%, 12/01/09 (p)	196
160	Gloucester Township Board of Education
	GO, MBIA, SBRF, 5.00%, 08/01/12	172
1,220	Hillsborough Township School District
	GO, FSA, SBRF, 5.38%, 10/01/14	1,357
110	Howell Township
	GO, MBIA, 5.00%, 01/01/09	115
	Hudson County
1,500	COP, MBIA, 6.25%, 12/01/14	1,738
1,425	COP, MBIA, 7.00%, 12/01/12	1,687
175	Irvington Township
	Series B, GO, FSA, SBRF, 5.00%, 08/01/08	183
210	Jersey City
	Series A, GO, SBRF, 6.25%, 10/01/09	230
200	Jersey City Municipal Utilities Authority
	Rev., FSA, 5.25%, 12/01/12	219
475	Jersey City, School Improvement, School Board Fund
	Series B, GO, AMBAC, SBRF, 5.25%, 03/01/14	520
530	Jersey City, Water
	Series C, GO, MBIA, 5.25%, 09/01/14	576
1,000	Lenape Regional High School District
	GO, FGIC, SBRF, 5.00%, 10/01/14	1,068

1

170	Long Hill Township
	GO, 5.15%, 08/15/07	175
	Lopatcong Township Board of Education
380	GO, FSA, SBRF, 5.63%, 07/15/10 (p)	414
850	GO, FSA, SBRF, 5.70%, 07/15/10 (p)	929
55	Lower Township, General Improvement
	GO, FSA, 4.25%, 07/15/11	57
	Mainland Regional High School District
100	GO, SBRF, 5.20%, 11/15/06	102
105	GO, SBRF, 5.20%, 11/15/07	109
60	GO, SBRF, 5.25%, 11/15/08	63
110	GO, SBRF, 5.25%, 11/15/09	117
225	Merchantville Board of Education
	GO, FSA, SBRF, 5.00%, 01/15/09	236
	Middletown Township Board of Education
160	GO, MBIA, SBRF, 5.80%, 08/01/07 (p)	166
2,500	GO, MBIA, SBRF, 5.85%, 08/01/07 (k) (p)	2,602
100	Monroe Township Board of Education, Middlesex County
	GO, FGIC, SBRF, 5.00%, 09/15/10	106
100	Morris County
	GO, 5.13%, 05/13/10	107
	Mount Olive Township Board of Education
375	GO, MBIA, SBRF, 4.00%, 07/15/08	381
185	GO, MBIA, SBRF, 4.00%, 07/15/09	189
625	GO, MBIA, SBRF, 4.00%, 07/15/10	639
300	New Jersey Building Authority, State Building
	Series B, Rev., FGIC, 5.25%, 12/15/15	330
100	New Jersey Economic Development Authority, Municipal Loan Pool
	Rev., FSA, 5.50%, 11/15/09	107
1,060	New Jersey Economic Development Authority, Performing Arts Center Project
	Series A, Rev., AMBAC, 6.00%, 06/15/08	1,126
	New Jersey Economic Development Authority, School Facilities Construction
1,075	Series I, Rev., 5.00%, 09/01/14 (p)	1,164
1,000	Series K, Rev., AMBAC, 5.25%, 12/15/13	1,096
1,000	Series O, Rev., 5.00%, 03/01/15	1,057
	New Jersey Economic Development Authority, Transportation Project, Sublease
1,500	Series B, Rev., FSA, 5.50%, 05/01/07	1,545
220	Series B, Rev., FSA, 5.75%, 05/01/09	236
720	New Jersey State Educational Facilities Authority, Capital Improvement Fund
	Series A, Rev., 5.00%, 09/01/08	748
	New Jersey State Educational Facilities Authority, Drew University
600	Series C, Rev., FGIC, 5.25%, 07/01/18	665
1,545	Series C, Rev., MBIA, 5.25%, 07/01/08	1,625
1,050	New Jersey State Educational Facilities Authority, Higher Education Equipment Leasing Fund
	Series A, Rev., 5.00%, 09/01/08	1,091
1,000	New Jersey State Educational Facilities Authority, Princeton University
	Series E, Rev., 5.25%, 07/01/10 (p)	1,074
135	New Jersey State Educational Facilities Authority, Rowan College
	Series E, Rev., AMBAC, 5.75%, 07/01/06 (p)	138
175	New Jersey State Transit Corp.
	COP, FSA, 5.00%, 10/01/09	184
	New Jersey State Transit Corp., Federal Transportation Administration Grants
220	Series A, COP, AMBAC, 5.63%, 09/15/09	236
1,000	Series A, COP, AMBAC, 6.13%, 09/15/09 (p)	1,091
	New Jersey State Turnpike Authority
200	Rev., 6.75%, 01/01/09 (p)	200
250	Rev., MBIA-IBC, 6.75%, 01/01/09 (p)	250
270	Series 2005-C, Rev., 6.50%, 01/01/16 (p)	317
10	Series 2005-C, Rev., MBIA-IBC, 6.50%, 01/01/16 (p)	12
335	Series C, Rev., MBIA-IBC-BNY, 6.50%, 01/01/16 (p)	392
	New Jersey State Turnpike Authority, Unrefunded Balance
195	Series A, Rev., MBIA, 6.00%, 01/01/11	217
40	Series 2005-C, Rev., 6.50%, 01/01/16	47
95	Series 2005-C, Rev., MBIA-IBC, 6.50%, 01/01/16	111
	New Jersey Transportation Trust Fund Authority, Transportation Systems
1,320	Series A, Rev., 5.00%, 06/15/09 (p)	1,388
400	Series A, Rev., 5.63%, 06/15/14	444
1,000	Series A, Rev., 5.75%, 06/15/16	1,133
370	Series A, Rev., 6.00%, 06/15/10 (p)	408
1,500	Series C, Rev., FSA, 5.50%, 12/15/13	1,661
1,000	Series D, Rev., FSA, 5.00%, 06/15/15	1,068

2

1,000	New Jersey Wastewater Treatment Trust, Insured Wastewater Treatment
	Series D, Rev., MBIA, 7.00%, 07/01/10	1,145
275	Passaic County
	GO, FSA, 5.00%, 05/01/12	296
1,000	Pennsauken Township School District
	GO, MBIA, SBRF, 4.00%, 04/01/15	984
100	South Brunswick Township Board of Education
	GO, FGIC, SBRF, 5.63%, 12/01/09 (p)	108
	State of New Jersey
160	GO, 5.50%, 05/01/10 (p)	173
100	Series D, GO, 6.00%, 05/01/10	111
215	Stony Brook Regional Sewage Authority
	Rev., 5.00%, 12/01/14	232
	Winslow Township Board of Education, Winslow School District
275	GO, FGIC, SBRF, 5.00%, 08/01/10	293
250	GO, FGIC, SBRF, 5.00%, 08/01/12	270
		50,142
Pennsylvania — 1.6%
	Delaware River Port Authority, Pennsylvania & New Jersey, Port District Project
100	Series A, Rev., FSA, 5.25%, 01/01/12	109
810	Series B, Rev., FSA, 5.70%, 01/01/10	870
		979
Puerto Rico — 7.2%
225	Commonwealth of Puerto Rico
	GO, MBIA-IBC, 7.00%, 07/01/10	258
	Commonwealth of Puerto Rico, Public Improvement
250	GO, FSA, 5.50%, 07/01/14	280
205	Series A, GO, FGIC, 5.25%, 07/01/12	224
	Puerto Rico Electric Power Authority
140	Rev., MBIA, 5.00%, 07/01/19	153
200	Series NN, Rev., MBIA, 5.25%, 07/01/21	222
	Puerto Rico Highway & Transportation Authority
230	Series E, Rev., FSA, 5.50%, 07/01/15	258
380	Series W, Rev., MBIA-IBC, 5.50%, 07/01/13	421
1,200	Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	1,348
250	Series X, Rev., 5.50%, 07/01/13	269
150	Series X, Rev., FSA-CR, 5.50%, 07/01/15	169
430	Series Z, Rev., MBIA, 6.25%, 07/01/14	504
85	Puerto Rico Public Finance Corp., Commonwealth Appropriations
	Series A, Rev., AMBAC, 5.38%, 06/01/17	95
170	University of Puerto Rico
	Series O, Rev., MBIA, 5.75%, 06/01/10	185
		4,386
Texas — 1.0%
500	Laredo Independent School District, Building Capital Appreciation
	GO, PSF-GTD, Zero Coupon, 08/01/15	306
500	United Independent School District, Capital Appreciation
	GO, PSF-GTD, Zero Coupon, 08/15/15	309
		615
Virgin Islands — 0.4%
250	Virgin Island Public Finance Authority, Senior Lien, Matching Fund Lien Note
	Series A, Rev., 5.00%, 10/01/10	263

	Total Municipal Bonds
	(Cost $57,658)	58,359

Shares
Short-Term Investment — 2.5%
Investment Company — 2.5%
1,529	JPMorgan Tax Free Money Market Fund (b) (m)
	(Cost $1,529)	1,529

Total Investments — 97.7%
(Cost $59,187)		59,888
Other Assets in Excess of Liabilities — 2.3%		1,387
Net Assets — 100.0%		$61,275

3

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	American Municipal Bond Assurance Corp.
BNY	Bank of New York
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
IBC	Insured Bond Certificates
MBIA	Municipal Bond Insurance Association
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
SBRF	School Bond Reserve Fund

Futures Contracts

(Amount in thousands, except number of contracts)

				Unrealized
			Notional	Appreciation
Number of Contracts	Description	Expiration Date	Value at	11/30/05 (USD)
	Short Futures Outstanding

(6)	U.S. Treasury Bonds	March, 2006	$(672)	$5
(8)	10 Year Treasury Notes	March, 2006	(868)	3
				$8

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,200
Aggregate gross unrealized depreciation	(499)
Net unrealized appreciation/depreciation	$701

Federal income tax cost of investments	$59,187

4

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount		Value
State and Municipal Obligations — 99.7%
New York — 97.4%
	ABN AMRO Munitops Certificate Trust
$12,000	Series 1999-13, VAR, FGIC-TCRS, 3.07%, 12/07/05	$12,000
8,985	Series 2004-33, Rev., VAR, AMBAC, 3.09%, 12/03/05	8,985
10,000	Series 2005-60, Rev., VAR, FSA, 3.18%, 7/01/06	10,000
5,500	Albany City School District
	Series C, BAN, 3.75%, 06/30/06	5,525
385	Albany IDA, Newkirk Productions, Inc., Project
	Series A, Rev., VAR, LOC: Fleet National Bank, 3.11%, 12/04/05	385
3,700	Ardsley Union Free School District
	GO, TRAN, 3.75%, 06/29/06	3,720
700	Babylon IDA, Edwin Berger/Lambro Industries
	Rev., VAR, LOC: Fleet Bank N.A., 3.00%, 12/07/05	700
12,495	Bank of New York Municipal Certificates Trust
	Rev., VAR, 3.13%, 04/25/06	12,495
	Board of Cooperative Educational Services, First Supervisory District, Suffolk County
6,000	RAN, 3.00%, 02/28/06	6,006
4,000	RAN, 3.50%, 06/29/06	4,014
1,900	Board of Cooperative Educational Services, Second Supervisory District, Westchester County
	RAN, 3.50%, 06/30/06	1,907
2,000	Board of Cooperative Educational Services, Sole Supervisory District, Oswego County
	RAN, 4.00%, 06/29/06	2,011
3,500	Dobbs Ferry Union Free School District
	GO, 3.50%, 01/13/06	3,504
	Dutchess County IDA, Civic Facilities, Marist College
12,915	Series A, Rev., VAR, LOC: Keybank N.A., 3.03%, 12/02/05	12,915
6,600	Series A, Rev., VAR, LOC: Bank of New York, 3.03%, 12/05/05	6,600
1,500	Series A, Rev., VAR, LOC: Bank of New York, 3.03%, 12/06/05	1,500
	Eagle Tax Exempt Trust, Weekly Options Mode
12,085	Series 94-3203, Class A, FRN, 3.08%, 12/02/05	12,085
8,805	Series 94-3205, Class A, FRN, 3.08%, 12/02/05	8,805
12,155	Series 96-3207, Class A, FRN, 3.08%, 12/06/05	12,155
14,850	Series 96C-3208, Class A, FRN, 3.08%, 12/06/05	14,850
5,990	Series 00-3206, Class A, FRN, 3.08%, 12/07/05	5,990
	Eagle Tax-Exempt Trust, Weekly Partner Certificate
3,300	Series 2001-3202, Class A, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/01/05	3,300
4,000	Series 2002-6003, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.08%, 12/02/05	4,000
8,135	Series A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.08%, 12/07/05 (e)	8,135
	Erie County Water Authority
7,700	Series A, Rev., VAR, AMBAC, 2.94%, 12/06/05	7,700
1,400	Series B, Rev., VAR, AMBAC, 2.94%, 12/06/05	1,400
2,600	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project
	Rev., VAR, LOC: Fleet National Bank, 2.95%, 12/02/05	2,600
3,440	Great Neck North Water Authority, Water System
	Series A, Rev., VAR, FGIC, 3.03%, 12/05/05	3,440
1,000	Guilderland IDA, North Eastern Industrial Park
	Series A, Rev., VAR, LOC: Fleet Bank of New York, 2.95%, 12/05/05	1,000
2,000	Islip IDA, Brentwood District Co. Facility
	Rev., VAR, LOC: Fleet Bank, 3.06%, 12/07/05	2,000
	Long Island Power Authority, Electric Systems
300	Series D, Rev., VAR, FSA, 3.03%, 12/05/05	300
3,500	Series G, Rev., VAR, FSA, 2.95%, 12/05/05	3,500
4,360	Series PA-841, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.07%, 12/01/05	4,360
4,010	Series PA-1051, Rev., VAR, FSA, 3.07%, 12/04/05	4,010
2,695	Series PT-386, Rev., 3.07%, 12/02/05	2,695
8,780	Series SG-125, 3.07%, 12/07/05	8,780
	Metropolitan Transportation Authority
4,500	Rev., VAR, 2.70%, 12/02/05	4,500
40,000	Rev., VAR, 2.70%, 12/06/05	40,000
20,000	Rev., VAR, 2.75%, 12/01/05	20,000
7,000	Series A-1, Rev., VAR, XLCA, 3.05%, 12/02/05	7,000
14,895	Series B-16, Rev., VAR, 3.01%, 12/05/05	14,895
21,245	Sub Series A-1, GO, VAR, CIFG, 3.05%, 12/05/05	21,245
12,000	Sub Series E-1, 2.80%, 12/06/05	12,000
2,700	Sub Series E-1, Rev., VAR, LOC: Fortis Bank, 3.03%, 12/01/05	2,700

1

8,290	Metropolitan Transportation Authority, Dedicated Tax Fund
	Series B, Rev., VAR, FSA, 3.02%, 12/06/05	8,290
	Metropolitan Transportation Authority, EAGLE
3,300	Series 2002-6021, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.08%, 12/01/05	3,300
5,000	Series 2002-6028, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.08%, 12/01/05	5,000
	Metropolitan Transportation Authority, Service Contract
11,345	Series 848-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/03/05	11,345
600	Series D-2, Rev., VAR, FSA, 3.05%, 12/01/05	600
6,300	Series G1, Rev., VAR, AMBAC, 2.99%, 12/05/05	6,300
1,700	Series G2, Rev., VAR, AMBAC, 2.99%, 12/05/05	1,700
5,405	Series PA- 105, Rev., VAR, 3.07%, 12/07/05	5,405
9,995	Series PA-1042R, Rev., VAR, MBIA, 3.07%, 12/07/05	9,995
5,955	Series PT-1547, Rev., VAR, FGIC, 3.07%, 12/02/05	5,955
7,615	Series PT-2290, Rev., VAR, FSA, 3.07%, 12/05/05	7,615
9,435	Monroe County IDA, Rochester Institute Project
	Series A, Rev., VAR, LOC: First Union National Bank, 2.93%, 12/06/05	9,435
	Municipal Securities Trust Certificates
200	Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.00%, 12/01/05 (e)	200
10,000	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.00%, 12/01/05 (e)	10,000
6,320	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.00%, 12/07/05 (e)	6,320
9,995	Series 2001-176, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.00%, 12/01/05	9,995
9,995	Series 7001, Class A, Rev., VAR, AMBAC, LOC: Bear Stearns Capital Markets, 3.06%, 12/05/05	9,995
1,820	Nassau County Interim Finance Authority
	Series PA-901, Rev., VAR, AMBAC, 3.07%, 12/01/05	1,820
5,795	Nassau County Interim Finance Authority, Sales & Tax Secured
	Series A, Rev., VAR., FSA, 2.90%, 12/01/05	5,795
	Nassau Health Care Corp.
15,100	Sub Series 2004-C1, Rev., VAR, FSA, 3.02%, 12/05/05	15,100
2,200	Sub Series 2004-C3, Rev., VAR, FSA, 3.00%, 12/05/05	2,200
	New York City
3,000	Series F-2, GO, VAR, LOC: Toronto Dominion Bank, 2.93%, 12/03/05	3,000
2,800	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 2.97%, 12/03/05	2,800
4,200	Sub Series A-2, Rev., VAR, LOC: Bank of America N.A., 2.93%, 12/02/05	4,200
4,150	Sub Series A-3, GO, VAR, LOC: BNP Paribas, 2.97%, 12/02/05	4,150
5,400	Sub Series A-4, GO, VAR, LOC: Bank of Nova Scotia, 2.93%, 12/02/05	5,400
10,500	Sub Series A-5, GO, VAR, LOC: HSBC, 2.97%, 12/02/05	10,500
800	Sub Series A-5, GO, VAR, LOC: KBC Bank N.V., 2.94%, 12/01/05	800
4,400	Sub Series A-6, GO, VAR, LOC: Helaba, 2.95%, 12/07/05	4,400
5,950	Sub Series A-6, GO, VAR, LOC: Landesbank Baden Wurrtm, 2.94%, 12/02/05	5,950
600	Sub Series B-4, GO, VAR, MBIA, 2.94%, 12/01/05	600
600	Sub Series B-5, GO, VAR, MBIA, 2.97%, 12/01/05	600
1,200	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 2.97%, 12/07/05	1,200
9,550	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 2.93%, 12/05/05	9,550
1,700	Sub Series C-5, GO, VAR, LOC: Bank of New York, 2.96%, 12/05/05	1,700
800	Sub Series E-2, GO, VAR, LOC: Bank of America N.A., 2.99%, 12/01/05	800
200	Sub Series E-3, GO, VAR, LOC: Westdeutsche Landesbank, 2.97%, 12/01/05	200
6,000	Sub Series G-2, GO, VAR, LOC: Bank of Nova Scotia, 2.93%, 12/05/05	6,000
3,200	Sub Series H-2, GO, VAR, MBIA, 2.97%, 12/01/05	3,200
4,100	Sub Series H-2, GO, VAR, LOC: Bank of New York, 2.96%, 12/01/05	4,100
850	Sub Series H-3, GO, VAR, FSA, 2.97%, 12/01/05	850
100	Sub Series H-3, GO, VAR, FSA, 2.97%, 12/01/05	100
9,000	Sub Series H-3, GO, VAR, LOC: Bank of New York, 2.90%, 12/01/05	9,000
3,500	Sub Series H-6, GO, VAR, MBIA, 2.94%, 12/04/05	3,500
2,800	Sub Series H-6, GO, VAR, MBIA, 2.94%, 12/05/05	2,800
9,540	New York City, Merlots
	Series A-36, GO, VAR, AMBAC-TCRS BNY, 2.70%, 12/01/05	9,540
	New York City, Municipal Securities Trust Receipts
1,300	Series SG-109, GO, VAR, AMBAC, LIQ: Societe Generale, 3.07%, 12/05/05	1,300
1,000	Series SGA-51, VAR., AMBAC, 3.00%, 12/06/05	1,000
60	Series SGB-33, GO, VAR, FSA-CR, LIQ: Societe Generale, 3.07%, 12/05/05	60
265	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.06%, 12/06/05	265
3,400	New York City Housing Development Corp., 100 Jane Street Development
	Series A, AMT, Rev., VAR, FNMA AGMT, 3.00%, 12/02/05	3,400
8,000	New York City Housing Development Corp., 155 W. 21st St.
	Series A , AMT, Rev., VAR, LOC: Bank of New York, 3.03%, 12/07/05	8,000
200	New York City Housing Development Corp., Brittany Development
	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.00%, 12/01/05	200
2,500	New York City Housing Development Corp., Carnegie Park
	Series A, Rev., VAR, FNMA AGMT, 2.95%, 12/05/05	2,500

2

1,800	New York City Housing Development Corp., Multi-Family Housing, 2 Gold Street
	Series A, Rev., VAR, LOC: Fleet National Bank, 3.01%, 12/07/05	1,800
2,100	New York City Housing Development Corp., Multi-Family Housing, 55 Pierrepont Development
	Series A, Rev., VAR, LOC: Allied Irish Bank plc., 3.01%, 12/06/05	2,100
5,200	New York City Housing Development Corp., Multi-Family Housing, 90 West Street
	Series A, Rev., VAR, LOC: HSBC Bank USA, 3.01%, 12/01/05	5,200
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments
	Series A, Rev., VAR, FNMA AGMT, 2.95%, 12/05/05	3,200
12,800	New York City Housing Development Corp., Multi-Family Housing, LaCasa Development
	Series VA, Rev., VAR, LOC: Citibank N.A., 2.99%, 12/02/05	12,800
900	New York City Housing Development Corp., Multi-Family Rental Housing
	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.00%, 12/04/05	900
200	New York City Housing Development Corp., Multi-Family Rental Housing, Lyric Development
	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.00%, 12/01/05	200
11,605	New York City Housing Development Corp., Multi-Family Rental Housing, Mortgage Parkview Apartments
	Series A, Rev., VAR, LOC: Citibank N.A., 3.03%, 12/05/05	11,605
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower
	Series A, Rev., VAR, FNMA AGMT, 3.00%, 12/02/05	300
5,300	New York City Housing Development Corp., Ogden Avenue Apartments
	Series II-A, Rev., VAR, LOC: Bank of America N.A., 3.00%, 12/01/05	5,300
8,800	New York City Housing Development Corp., Thessalonica Court
	Series A, Rev., VAR, LOC: Citibank N.A., 2.99%, 12/06/05	8,800
3,300	New York City Housing Development Corp., West 43rd Street Development
	Series A, AMT, Rev., VAR, FNMA AGMT, 3.00%, 12/06/05	3,300
2,400	New York City Housing Development Corp., West 89th Street Development
	Series A, Rev., VAR, LOC: FNMA, 3.00%, 12/01/05	2,400
9,900	New York City Housing Development Corp., White Plains Apartments
	Series A, Rev. VAR, LOC: Bank of America N.A., 3.00%, 12/01/05	9,900
2,900	New York City IDA, Ahava Food Corp. Project
	Rev., VAR, LOC: Bank of America N.A., 3.15%, 12/01/05	2,900
3,200	New York City IDA, Allen Stevenson School
	Rev., VAR, LOC: Allied Irish Bank plc, 3.10%, 12/01/05	3,200
2,000	New York City IDA, Civic Facilities, Abraham Joshua Heschel Project
	Rev., VAR, LOC: Allied Irish Bank plc, 3.08%, 12/01/05	2,000
900	New York City IDA, Civic Facilities, Amern Society Technion
	Rev., VAR, LOC: Allied Irish Bank plc, 2.94%, 12/07/05	900
13,230	New York City IDA, Civic Facilities, Columbia Grammar & Prep School
	Rev., VAR, LOC: Allied Irish Bank plc, 3.10%, 12/01/05	13,230
4,550	New York City IDA, Civic Facilities, Jamaica First Packaged LLC Project
	Rev., VAR, LOC: Bank of New York, 3.03%, 12/06/05	4,550
3,200	New York City IDA, Hewitt School Project
	Rev., VAR, LOC: Allied Irish Bank plc, 3.10%, 12/01/05	3,200
5,200	New York City IDA, Korean Air Line Co.
	Series C, Rev., VAR, LOC: Rabobank Nederland, 2.99%, 12/07/05	5,200
26,800	New York City IDA, Liberty Facilities Hanson Office
	Rev., VAR, LOC: ING Bank N.V., 3.03%, 12/05/05	26,800
580	New York City IDA, Municipal Securities Trust Receipts
	Series SGA-110, Rev., VAR, LIQ: Societe Generale, 3.00%, 12/01/05	580
	New York City Municipal Water Finance Authority, Water & Sewer Systems, Municipal Securities Trust Receipts
1,000	Series C, Rev., VAR, 2.92%, 12/01/05	1,000
8,410	Series PA-447, Rev., VAR, FGIC-TCRS, 3.07%, 12/06/05	8,410
6,495	Series PA-900, Rev., VAR, 3.09%, 12/03/05	6,495
2,900	Series PA-1076, Rev., VAR, 3.09%, 12/04/05	2,900
5,100	Series PA-1085, Rev., VAR, FGIC, 3.07%, 12/04/05	5,100
11,000	Series RR-II-R-385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.08%, 12/15/05	11,000
2,390	Series SGB-25, Rev., VAR., MBIA, LIQ: Societe Generale, 3.08%, 12/06/05 (p)	2,390
5,900	Sub Series C-2, Rev., VAR, 3.02%, 12/05/05	5,900
6,700	Sub Series F-1, Rev., VAR, 3.01%, 12/01/05	6,700
4,900	New York City Transit Authority,Triborough Bridge & Tunnel
	Series PMD-10, COP, VAR, AMBAC, 3.07%, 12/05/05	4,900
	New York City Transitional Finance Authority
1,700	Series L21, Rev., VAR, 3.06%, 12/03/05	1,700
4,945	Series RR-II-R-4052, Rev., VAR, LIQ: Citigroup Global Markets, 3.08%, 12/04/05	4,945
10,600	Sub Series 2-A, Rev., VAR, LIQ: Dexia Credit Local, 2.97%, 12/01/05	10,600
2,985	Sub Series 2-E, Rev., VAR, 2.93%, 12/02/05	2,985
	New York City Transitional Finance Authority, Future Tax Secured

3

600	Series A-2, Rev., VAR, 2.97%, 12/03/05	600
300	Series C-4, Rev., VAR, 2.92%, 12/01/05	300
300	Series C-5, Rev., VAR, 2.98%, 12/01/05	300
21,890	New York City Transitional Finance Authority, Merlots
	Series A-40, Rev., VAR, MBIA-IBC, 3.01%, 12/02/05	21,890
	New York City Transitional Finance Authority, Recovery
2,900	Sub Series 3-C, Rev., VAR, 2.93%, 12/01/05	2,900
5,000	Sub Series 3-D, Rev., VAR, 2.93%, 12/01/05	5,000
2,460	New York City Transitional Finance Authority, Stars Certificate
	Series 2003-7, Rev., VAR, LIQ: BNP Paribas, 3.07%, 12/04/05	2,460
1,900	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation
	Rev., VAR, LOC: Citibank N.A., 2.93%, 12/07/05	1,900
2,300	New York City Trust for Cultural Resources, Floating Ceritificates
	Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/07/05	2,300
1,370	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts
	Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.00%, 12/01/05	1,370
	New York Local Government Assistance Corp.
1,250	Series C, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.85%, 12/06/05	1,250
4,500	Series D, Rev., VAR, LOC: Societe Generale, 2.94%, 12/06/05	4,500
2,200	Series F, Rev., VAR, LOC: Societe Generale, 2.84%, 12/06/05	2,200
7,200	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 2.91%, 12/06/05	7,200
1,195	Series SG-99, Rev., VAR, AMBAC, 3.07%, 12/07/05	1,195
120	Series SG-100, Rev., VAR, MBIA-IBC, 3.07%, 12/01/05	120
3,800	New York Local Government Assistance Corp., Municipal Securities Trust Receipts
	Series SGA-59, Rev., VAR, 3.00%, 12/01/05	3,800
5,550	New York Local Government Assistance Corp., Sub Lien
	Series A-6V, Rev., VAR, FSA, 2.85%, 12/05/05	5,550
28,780	New York Power Authority
	GO, VAR, LIQ: Dexia Credit Local, 2.80%, 3/01/06	28,780
	New York State Dormitory Authority
800	Series 130, Rev., VAR, AMBAC, FHA, 3.07%, 12/04/05	800
2,315	Series 341, Rev., VAR, MBIA-IBC, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/05/05	2,315
3,835	Series 1143, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/02/05	3,835
3,392	Series 1155, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/06/05	3,392
14,970	Series A-09, Rev., VAR, AMBAC, 2.78%, 5/15/06	14,970
10,000	Series MT-040, Rev., VAR, FHA, LOC: Landesbank Hessen-Thueringen, 2.80%, 12/06/05	10,000
4,415	Series PA-409, Rev., VAR, AMBAC FHA, 3.07%, 12/05/05	4,415
2,670	Series PA-419, Rev., VAR, 3.07%, 12/05/05	2,670
3,545	Series PA-449, Rev., VAR, FSA, 3.07%, 12/02/05	3,545
9,340	Series PA-541, Rev., VAR, AMBAC FHA, 3.07%, 12/04/05	9,340
800	Series PA-784-R, Rev., VAR, MBIA-IBC, LIQ: Merrill Lynch Capital Services, 3.07%, 12/01/05	800
5,745	Series PT-1447, Rev., VAR, MBIA, 3.07%, 12/06/05	5,745
4,135	Series PT-1621, Rev., VAR, MBIA, 3.07%, 12/06/05	4,135
3,560	New York State Dormitory Authority, Beverwyck, Inc.
	Rev., VAR, LOC: Fleet National Bank, 2.94%, 12/07/05	3,560
6,000	New York State Dormitory Authority, EAGLE
	Series 7200500014, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.08%, 12/01/05	6,000
	New York State Dormitory Authority, Mental Health Services
1,600	Sub Series D-2C, Rev., VAR, MBIA, 3.02%, 12/02/05	1,600
3,855	Sub Series D-2D, Rev., VAR, AMBAC, 3.02%, 12/02/05	3,855
3,400	Sub Series D-2E, Rev., VAR, 3.02%, 12/02/05	3,400
4,000	Sub Series D-2G, Rev, VAR, 3.02%, 12/02/05	4,000
4,000	New York State Dormitory Authority, Municipal Securities Trust Receipts
	Series SGA-132, Rev., VAR, LIQ: Societe Generale, 3.00%, 12/01/05	4,000
420	New York State Dormitory Authority, New York Public Library
	Series A, Rev., VAR, MBIA, 2.95%, 12/06/05	420
3,710	New York State Dormitory Authority, Oxford University Press, Inc.
	Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.00%, 12/01/05	3,710
575	New York State Energy Research & Development Authority, PCR, Consolidated Edison Co.
	Series C2, Rev., VAR, LOC: Citibank N.A., 2.98%, 12/07/05	575
1,600	New York State Energy Resources & Development Authority, PCR, Orange & Rockland Project
	Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 2.94%, 12/05/05	1,600
1,100	New York State Environmental Facilities Corp., PCR, General Electric Corp.
	Rev, VAR, 2.99%, 12/01/05	1,100
15,000	New York State Environmental Facilities Corp., PCR
	Series PA-1261, Rev., VAR, MBIA, 3.07%, 12/06/05	15,000
	New York State Housing Finance Agency

4

1,100	Rev., VAR, FNMA AGMT, 3.00%, 12/07/05	1,100
10,000	Rev., VAR, LIQ: FNMA, 3.00%, 12/07/05	10,000
900	Series A, AMT, Rev. VAR, LOC: Fleet National Bank, 3.00%, 12/05/05	900
5,000	Series A, Rev., VAR, LIQ: FHLMC, 3.00%, 12/05/05	5,000
4,400	Series A, Rev., VAR, LIQ: FHLMC, 2.95%, 12/06/05	4,400
1,400	Series C, Rev., VAR, LOC: Dexia Credit Local, 2.97%, 12/03/05	1,400
8,250	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 2.97%, 12/03/05	8,250
8,410	Series PA-423, 3.07%, 12/04/05	8,410
5,395	Series PA-805, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.07%, 12/01/05	5,395
	New York State Housing Finance Agency, 101 West End
8,600	Rev., VAR, LIQ: FNMA, 3.00%, 12/02/05	8,600
1,150	Series 883, Rev., VAR, LIQ: FNMA, 3.00%, 12/02/05	1,150
7,500	New York State Housing Finance Agency, 150 East 44th Street
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/05/05	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street
	Rev., VAR, 3.00%, 12/01/05	2,000
4,000	New York State Housing Finance Agency, 250 West 93rd Street
	Series A, Rev., VAR, LOC: Fleet National Bank, 3.05%, 12/07/05	4,000
10,400	New York State Housing Finance Agency, 345 East 94th Street
	Series A, Rev., VAR, LIQ: FHLMC, 3.00%, 12/04/05	10,400
6,800	New York State Housing Finance Agency, 350 West 43rd Street
	Series A, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.00%, 12/01/05	6,800
5,000	New York State Housing Finance Agency, 360 West 43rd Street
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/01/05	5,000
1,500	New York State Housing Finance Agency, Avalon Chrystie Place-I
	Series A, Rev., VAR, LOC: Fleet National Bank, 2.99%, 12/05/05	1,500
4,400	New York State Housing Finance Agency, Bennington Hills
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/07/05	4,400
8,100	New York State Housing Finance Agency, Housing East 84th Street
	Series A, Rev.,VAR, LIQ: FNMA, 3.00%, 12/05/05	8,100
2,500	New York State Housing Finance Agency, Multi-Family Housing
	Series A, Rev., FNMA, VAR, 3.00%, 12/07/05	2,500
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage
	Series A, Rev., VAR, LIQ: FHLMC, 3.00%, 12/06/05	4,600
3,400	New York State Housing Finance Agency, Normandie Court I Project
	Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.93%, 12/02/05	3,400
6,300	New York State Housing Finance Agency, Service Contract
	Series E, Rev., VAR, LOC: BNP Paribas, 2.97%, 12/01/05	6,300
10,500	New York State Housing Finance Agency, Talleyrand Crescent
	Rev., VAR, LOC: FNMA, 3.00%, 12/01/05	10,500
4,200	New York State Housing Finance Agency, Union Square South Housing
	Rev., VAR, LIQ: FNMA, 3.00%, 12/01/05	4,200
5,000	New York State Housing Finance Agency, Victory
	Series 2001-A, Rev., VAR, LIQ: FHLMC, 3.00%, 12/05/05	5,000
	New York State Housing Finance Agency, West 33rd Street
3,000	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/03/05	3,000
7,700	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/06/05	7,700
900	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/07/05	900
9,400	New York State Housing Finance Agency, West 38th Street
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/01/05	9,400
25,600	New York State Housing Finance Agency, Worth Street
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/01/05	25,600
	New York State Medical Care Facilities Finance Agency
5,625	Series PA-61, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.09%, 12/01/05	5,625
3,125	Series PA-72, Rev., VAR 3.09%, 12/05/05	3,125
8,140	Series PA-82, 3.09%, 12/01/05	8,140
8,400	Series PA-113, Rev., VAR, FHA INS, LIQ: Merrill Lynch Capital Services, 3.07%, 12/01/05	8,400
13,100	New York State Thruway Authority
	Series SG-121, Rev., VAR, LIQ: Societe Generale, 3.09%, 12/01/05	13,100
2,000	New York State Thruway Authority, EAGLE
	Series 720050010, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.08%, 12/02/05	2,000
1,685	New York State Thruway Authority, Municipal Securities Trust Receipts
	Series SGA-66, Rev., VAR, 3.00%, 12/02/05	1,685
	New York State Urban Development Corp.
4,080	Series PT-1669, Rev., VAR, FGIC, 3.07%, 12/03/05	4,080
9,100	Series SG-163, Rev., 3.07%, 12/05/05	9,100
4,700	New York State Urban Development Corp., State Facilities & Equipment
	Sub Series A-3-B, Rev., VAR, CIFG, 2.99%, 12/03/05	4,700
4,995	Niagara Falls Bridge Commission
	Series PA-530, LIQ: Merrill Lynch Capital Services, 3.07%, 12/02/05	4,995

5

5,000	North Syracuse Central School District
	GO, 3.25%, 6/23/06	5,012
2,925	Oneida County IDA
	Rev., VAR, LOC: NBT Bank N.A., 3.18%, 12/02/05	2,925
6,820	Oneida County IDA, Champion Home
	Rev., VAR, LOC: Wachovia Bank N.A., 3.05%, 12/01/05	6,820
4,820	Onondaga County IDA, Albany Molecular Research Project
	Rev., VAR, LOC: Fleet National Bank, 3.00%, 12/06/05	4,820
30,200	Onondaga County IDA, Solvay Paperboard Project
	Series A, Rev., VAR, LOC: Citibank N.A., 3.12%, 12/07/05	30,200
3,400	Ontario County IDA, Friends Finger Lakes
	Series A, Rev., VAR, LOC: Citizens Bank N.A., 3.10%, 12/01/05	3,400
3,200	Oswego City School District
	Series A, TAN, GO, 3.75%, 6/30/06	3,216
5,000	Plainview Old Bethpage Central School District
	TAN, GO, 4.00%, 06/30/06	5,033
4,500	Port Authority of New York & New Jersey
	Series PA-1205, Rev., VAR, CIFG-TCRS, 3.09%, 12/05/05	4,500
985	Port Jervis IDA, The Future Home Technical, Inc.
	Rev., VAR, LOC: Bank of New York, 3.07%, 12/06/05	985
6,350	Poughkeepsie IDA, Senior Living Facility Manor at Woodside Project
	Rev., VAR, LOC: Bank of New York, 3.08%, 12/07/05	6,350
1,650	Rockland County IDA, X Products Corp., Project
	Rev., VAR, LOC: Bank of New York, 3.08%, 12/06/05	1,650
1,345	Rockland County IDA, Shock Tech, Inc., Project
	Rev., VAR, LOC: Bank of New York, 3.12%, 12/07/05	1,345
9,000	Roosevelt Union Free School District
	RAN, GO, 4.00%, 6/29/06	9,046
5,000	Seneca County IDA, Seneca Meadows, Inc. Project
	Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/06/05	5,000
5,000	Sherrill City School District
	BAN, GO, 3.63%, 07/20/06	5,024
14,210	Solar Eclipse Funding Trust
	Series 05-0002, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.05%, 12/06/05 (e)	14,210
11,000	State of New York, Environmental Quality
	Series A, GO, VAR, LOC: Dexia Credit Local, 2.83%, 6/08/06	11,000
8,200	Steuben-Allegany Counties Board Cooperative Educational Services Sole Supervisory District
	RAN, GO, 3.50%, 06/30/06	8,228
3,335	Suffolk County IDA, Civic Facilities, Guide Dog Foundation, Inc.
	Rev., VAR, LOC: Bank of New York, 3.03%, 12/01/05	3,335
	Suffolk County Water Authority
4,500	Rev., VAR, BAN, 2.94%, 12/03/05	4,500
600	Rev., VAR, BAN, 2.94%, 12/07/05	600
	Tobacco Settlement Financing Authority
7,495	Series 2003, Rev., VAR, 3.13%, 12/06/05	7,495
10,380	Series RR-II-R-1066, Rev., VAR, AMBAC, LIQ: Citigroup Global Markets, 3.09%, 12/06/05	10,380
10,000	Tobacco Settlement Financing Authority, TOCS
	Series D, Rev., VAR, LIQ: Goldman Sachs, 3.13%, 12/07/05	10,000
	Triborough Bridge & Tunnel Authority
4,100	Series B, Rev., VAR, GO, 2.98%, 12/01/05	4,100
1,610	Series B, SO, Rev., VAR, FSA, 2.97%, 12/05/05	1,610
2,295	Series D, SO, Rev., VAR, FSA, 2.96%, 12/04/05	2,295
5,500	Series M1J, Regulation D, Rev., VAR, MBIA-IBC, 3.06%, 12/01/05	5,500
4,995	Series PA-665, 3.09%, 12/03/05	4,995
7,675	Series PA-1080, Rev., VAR, 3.09%, 12/01/05	7,675
360	Series PA-1090, Rev., VAR, MBIA-IBC, 3.07%, 12/07/05	360
700	Sub Series 4, Rev., VAR, 2.99%, 12/05/05	700
15,000	Sub Series B-3, Rev., VAR, 3.03%, 12/05/05	15,000
2,500	Triborough Bridge & Tunnel Authority, EAGLE
	Series 2003-0004, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.08%, 12/03/05	2,500
4,200	Triborough Bridge & Tunnel Authority, General Purpose
	Series B, Rev., VAR, AMBAC, 2.96%, 12/06/05	4,200
4,235	Ulster County IDA, IDR, Hunter Panels LLC Project
	Series A, Rev., VAR, LOC: Credit Lyonnaisse, 3.00%, 12/05/05	4,235
3,000	Waverly Central School District
	GO, 3.63%, 06/30/06	3,014
6,829	West Genesee Central School District
	GO, 3.75%, 07/14/06	6,868
4,490	Westchester County IDA, Community Housing Innovations, Inc.
	Rev., VAR, LOC: Bank of New York, 3.03%, 12/01/05	4,490
500	Westchester County IDA, IDR, Levister Redevelopment Co., LLC
	Series A, Rev., VAR, LOC: Bank of New York, 3.04%, 12/06/05	500
2,630	Westchester County IDA, The Masters School
	Rev., VAR, LOC: Allied Irish Bank plc., 3.10%, 12/01/05	2,630
		1,475,630

6

Puerto Rico — 2.3%
10,045	Municipal Securities Trust Certificates
	Series 7005, Class A, VAR, SO, LIQ: Bear Stearns Capital Markets, 3.01%, 12/07/05 (p)	10,045
360	Commonwealth of Puerto Rico
	Series PA-625, GO, VAR, AMBAC-TCRS, LIQ: Merrill Lynch Capital Services, 3.03%, 12/01/05	360
	Commonwealth of Puerto Rico, Trust Receipts
150	Series 3, Class F, GO, VAR, MBIA, 3.04%, 12/01/05	150
1,000	Series M4J, GO, VAR, FSA, 3.04%, 12/01/05	1,000
	Puerto Rico Electric Power Authority
5,100	Series SGA-43, Rev., VAR, MBIA, 2.95%, 12/02/05	5,100
9,400	Series SGA-44, Rev., VAR, MBIA, 2.95%, 12/02/05	9,400
1,294	Puerto Rico Highway & Transportation Authority
	Series 815-D, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/06/05	1,294
8,130	Puerto Rico Infrastructure Financing Authority
	Series 2, VAR, SO, LIQ: Bank of New York, 3.06%, 12/04/05	8,130
		35,479

Total Investments — 99.7% (Cost $1,511,109)		$1,511,109
Other Assets in Excess of Liabilities — 0.3%		3,852
Net Assets — 100.0%		$1,514,961

Percentages indicated are based on net assets.

Abbreviations:

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AGMT	Agreement
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
BNY	Bank of New York
CIFG	Capitalized Interest Financial Guaranty
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local tax-exempt securities.
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown in the rate in effect at November 30, 2005
XLCA	XL Capital Assurance

7

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount		Security Description	Value
Long-Term Investments — 97.0%
Municipal Bonds — 97.0%
Arizona — 0.5%
	$3,020	Arizona Health Facilities Authority, Catholic Healthcare West
		Series A, Rev., 6.13%, 07/01/09	$3,119
California — 0.2%
		Lancaster Financing Authority, Tax Allocation, Redevelopment Projects, Project No. 5 & 6
	560	MBIA, 5.00%, 02/01/13	601
	490	MBIA, 5.00%, 02/01/14	525
			1,126
Florida — 0.2%
	990	Sunrise Excise Tax & Special Assessment, Utilities Systems
		Series A, Rev., AMBAC, 5.50%, 10/01/15	1,098
Illinois — 0.5%
	2,535	Illinois Development Finance Authority
		5.20%, 08/01/28 (e) (i)	2,620
	218	Illinois Development Finance Authority, Riverside Health & Fitness Center Project
		Series 1998-C, Rev., 5.20%, 08/01/28 (e) (i)	225
			2,845
Louisiana — 0.3%
	1,500	City of Shreveport
		Series B, GO., MBIA, 5.25%, 03/01/17	1,632
Michigan — 0.3%
	1,700	Michigan State Hospital Finance Authority, Ascension Health Credit
		Series B, Rev, Adj., 5.30%, 11/15/33	1,729
Missouri — 0.3%
	1,880	St. Louis Municipal Finance Corp., Convention Center Project
		Rev., AMBAC, 5.25%, 07/15/13	2,050
New Jersey — 2.0%
	540	Camden County Improvement Authority Lease, County Guaranteed Lease
		Series A, Rev., FGIC, 5.25%, 09/01/13	590
	750	Gloucester Township Board of Education
		GO, MBIA, SBRF, 5.00%, 08/01/11	803
	1,985	Mercer County Improvement Authority, Regional Sludge Project
		Rev., FGIC, 5.00%, 12/15/08	2,074
	6,000	New Jersey Economic Development Authority, Motor Vehicles
		Series A, Rev., MBIA, 5.25%, 07/01/14	6,523
	1,025	New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement
		Series B, Rev., 5.75%, 09/01/10	1,117
	1,005	New Jersey State Educational Facilities Authority, Montclair State University
		Series L, Rev., MBIA, 5.00%, 07/01/10	1,067
	560	South Orange & Maplewood School District
		GO, FSA, SBRF, 5.00%, 09/01/15	608
			12,782
New York — 84.4%
	1,020	Allegany County IDA, Alfred University, Civic Facilities
		Rev., MBIA, 5.25%, 08/01/08 (m)	1,084
		Amherst IDA, Civic Facilities, Faculty-Student Housing Corp.
	1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,298
	1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,105
	1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10	1,429
	150	Arkport Central School District
		GO, FSA, 5.20%, 06/15/09	159
	500	Attica Central School District
		GO, FSA, 5.00%, 06/15/10	532
	6,695	Babylon IDA, Civic Facilities, Winthrop S. Nassau University East, Inc., Project
		Series A, Rev., AMBAC, 6.63%, 08/01/09 (k)	7,453
	100	Battery Park City Authority
		Series A, Rev., AMBAC, 5.50%, 11/01/06 (p)	104
	2,065	Beacon City School District
		GO, MBIA, 5.50%, 07/15/09	2,229
	835	Bethlehem Central School District
		GO, FGIC, 5.00%, 11/01/13	902
	650	Brentwood Union Free School District
		GO, FSA, 5.63%, 06/15/09	704
		Brockport Central School District
	1,660	GO, FGIC, 5.50%, 06/15/13	1,857
	1,100	GO, FGIC, 5.50%, 06/15/14	1,238
	1,660	GO, FGIC, 5.50%, 06/15/15	1,877

1

685	GO, FGIC, 5.75%, 06/15/17	797
450	Bronxville Union Free School District
	GO, 5.25%, 10/15/10	485
	Burnt Hills-Ballston Lake Central School District
590	GO, FGIC, 5.40%, 07/15/09	634
680	GO, FGIC, 5.50%, 07/15/09	732
1,000	Canandaigua City School District
	Series A, GO, FSA, 5.38%, 04/01/12	1,093
	Cattaraugus County, Public Improvement
1,000	GO, MBIA, 4.25%, 06/01/09	1,024
530	GO, MBIA, 5.00%, 06/01/12	568
	Chenango Forks Central School District
250	GO, FGIC, 5.63%, 06/15/09	271
850	GO, FGIC, 5.70%, 06/15/09	922
345	City of Buffalo, School
	Series B, GO, MBIA, 5.38%, 11/15/12	377
	City of Kings Point
560	GO, 5.00%, 06/15/12	601
405	GO, 5.00%, 06/15/14	437
1165	GO, 5.00%, 06/15/15	1250
	Clarkstown Central School District
520	GO, FSA, 4.50%, 04/15/10	543
215	GO, FSA, 4.75%, 04/15/11	228
585	GO, FSA, 5.00%, 04/15/12	632
605	GO, FSA, 5.00%, 04/15/13	656
630	GO, FSA, 5.00%, 04/15/14	686
255	GO, FSA, 5.25%, 04/15/14	281
3,155	Cleveland Hill Union Free School District, Cheektowaga
	GO, FGIC, 5.50%, 10/15/09	3,399
120	East Rochester Union Free School District
	GO, FSA, 5.70%, 06/15/09	130
	Eastport-South Manor Central School District
2,250	GO, FGIC, 4.50%, 06/15/07	2,294
2,300	GO, FGIC, 4.50%, 06/15/08	2,369
2,200	GO, FGIC, 4.63%, 06/15/09	2,292
935	Erie County Water Authority, Improvement & Extension
	Rev., 5.75%, 12/01/08 (p)	965
285	Fayetteville-Manlius Central School District
	GO, FGIC, 5.00%, 06/15/12	307
300	Gananda Central School District
	GO, FSA, 4.70%, 06/15/10	317
	Goshen Central School District
1,050	GO, FGIC, 5.00%, 06/15/16	1,147
1,050	GO, FGIC, 5.00%, 06/15/17	1,149
1,000	GO, FGIC, 5.00%, 06/15/19	1,098
	Harborfields Central School District, Greenlawn
690	GO, FSA, 5.00%, 06/01/08	717
1,480	GO, FSA, 5.00%, 06/01/09	1,554
1,545	GO, FSA, 5.00%, 06/01/10	1,639
1,000	Ilion Central School District
	Series B, GO, FGIC, 5.00%, 06/15/12	1,068
70	Irvington Union Free School District
	GO, FSA, 5.00%, 04/01/11	75
2790	Lindenhurst Union Free School District
	GO, FGIC, 5.25%, 07/15/09	2988
935	Lindenhurst Union Free School District, Unrefunded Balance
	GO, FGIC, 5.25%, 07/15/09	996
	Long Island Power Authority, Electric Systems
2,800	Series A, Rev., AMBAC, 5.50%, 12/01/08	2,964
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,833
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,098
110	Longwood Central School District at Middle Island
	GO, FSA, 4.80%, 06/15/08	116
805	Mahopac Central School District
	Series B, GO, MBIA, 5.60%, 06/15/10	877
	Massapequa Union Free School District
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,161
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,373
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,707
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,454
340	Metropolitan Transportation Authority, Commuter Facilities
	Series A, Rev., FGIC, 6.10%, 07/01/06 (p)	352
100	Metropolitan Transportation Authority, Commuter Facilities, Service Contract
	Series Q, Rev., AMBAC, 5.13%, 07/01/13 (p)	109
	Metropolitan Transportation Authority, Dedicated Tax Fund
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,580
800	Series A, Rev., FGIC, 5.25%, 11/15/18	888
250	Series A, Rev., FGIC, 6.00%, 04/01/10 (p)	275

2

5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	6,097
	Metropolitan Transportation Authority, Service Contract
11,920	Series A, Rev., 5.75%, 07/01/16	13,442
2,330	Series A, Rev., 5.75%, 07/01/18	2,646
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,466
	Metropolitan Transportation Authority, Transportation Facilities
100	Series A, Rev., 6.00%, 07/01/09 (p)	109
100	Series A, Rev., 6.13%, 07/01/09 (p)	109
100	Series A, Rev., FSA, 5.00%, 07/01/11 (p)	107
200	Series B-1, Rev., AMBAC, 5.00%, 01/01/12 (p)	214
510	Series C, Rev., FSA, 5.25%, 01/01/09 (p)	541
2,500	Series F, Rev., 5.00%, 11/15/11	2,658
1,000	Series F, Rev., 5.00%, 11/15/15	1,066
4,805	Monroe County
	GO, AMBAC, 5.00%, 06/01/10	5,097
	Monroe County, Public Improvement
65	GO, AMBAC, 5.88%, 06/01/08	69
1,130	GO, FGIC, 5.00%, 03/01/12	1,204
335	GO, MBIA-IBC, 6.00%, 03/01/15	388
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,175
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,187
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,129
	Monroe Woodbury Central School District
645	GO, FSA, 5.00%, 04/15/13	695
280	GO, FSA, 5.00%, 04/15/14	302
1,615	Series A, GO, FGIC, 5.00%, 05/15/13	1,747
1,005	Series A, GO, FGIC, 5.00%, 05/15/14	1,090
	Municipal Assistance Corp. for the City of New York
1,900	Series O, Rev., 5.25%, 07/01/08	1,989
7,670	Series G, Rev., 6.00%, 07/01/07	8,110
215	Nassau County IDA, Civic Facilities, Hofstra University Project
	Rev., MBIA, 5.25%, 07/01/14	236
	Nassau County Sewer & Storm Water Finance Authority
350	Series B, Rev., MBIA, 4.00%, 10/01/10	356
2,865	Series B, Rev., MBIA, 5.00%, 10/01/14	3,040
1,475	Nassau County, Improvement
	Series E, GO, FSA, 6.00%, 03/01/10	1,615
450	New Rochelle City School District
	Series A, GO, FSA, 5.00%, 12/15/10	480
	New York City
290	Series A, GO, XLCA-ICR, 6.00%, 05/15/10 (p)	323
295	Series A, GO, MBIA-IBC, 6.00%, 05/15/10 (p)	328
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,444
2,000	Series C, GO, 5.00%, 08/01/07	2,053
470	Series C, GO, 5.25%, 03/15/12 (p)	512
160	Series D, GO, FGIC, 5.75%, 08/01/09	172
1,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/11	1,106
485	Series F, GO, 5.75%, 02/01/06 (p)	494
1,515	Series G, GO, 4.00%, 12/01/08	1,538
1,570	Series G, GO, FSA-CR, 5.00%, 12/01/13	1,692
1,500	New York City Housing Development Corp., Capital Funding Program, New York City Housing Authority Program,
	Series A, Rev., FGIC, 5.00%, 07/01/11	1,602
3,605	New York City IDA, Civic Facilities, Nightingale-Bamford School
	Rev., AMBAC, 5.00%, 01/15/10	3,767
	New York City Municipal Water Finance Authority, Water & Sewer System
3,000	Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,259
1,915	Series B, Rev., 6.00%, 06/15/10	2,118
6,000	Sub Series C-3, Rev., Adj., 2.97%, 12/15/05	6,000
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel
	COP, Series A, AMBAC, 5.63%, 01/01/10	1,087
	New York City Transitional Finance Authority, Future Tax Secured
2,130	Series A, Rev., 5.00%, 05/01/07	2,179
105	Series A, Rev., 5.00%, 08/15/07 (p)	109
1,405	Series A, Rev., 5.00%, 08/01/08	1,463
140	Series A, Rev., 5.13%, 08/15/07 (p)	146
1,000	Series A, Rev., 5.75%, 08/15/09 (p)	1,089
2,100	Series A, Rev., 6.00%, 08/15/09 (p)	2,305
5,100	Series A, Rev., Adj., 5.50%, 11/01/11	5,533
1,635	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	1,795
120	Series A, Rev., FGIC-TCRS, 5.00%, 08/15/07 (p)	125
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,718
500	Series B, Rev., 6.00%, 05/15/10 (p)	556
3,305	Series B, Rev., 6.13%, 05/15/10 (p)	3,695
2,500	Series B, Rev., FSA-CR, 6.00%, 05/15/10 (p)	2,780
2,500	Series C, Rev., 5.25%, 05/01/08 (p)	2,634

3

1,215	Series C, Rev., 5.50%, 02/01/11	1,323
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance
475	Series B, Rev., 5.50%, 02/01/11 (p)	519
695	Series B, Rev., 6.13%, 05/15/10 (p)	777
2,000	New York City Trust for Cultural Resources, Educational Broadcasting Corp.
	Series 1999, Rev., 2.68%, 01/01/08 (e) (i)	1,959
670	New York City, Capital Appreciation
	Series E, GO, 6.35%, 05/15/08 (p)	723
3,000	New York Convention Center Operating Corp., Yale Building Acquisition Project
	COP, 5.25%, 06/01/07	3,076
2,000	New York Local Government Assistance Corp.
	Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,301
1,475	New York Local Government Assistance Corp., Senior Lien
	Series AA, Rev., 5.00%, 04/01/12	1,579
995	New York Mortgage Agency, Homeowner Mortgage
	Series 94, Rev., 5.35%, 04/01/10	1,006
	New York Power Authority, General Purpose
3,500	Rev., 5.00%, 11/15/08	3,657
500	Rev., 7.00%, 01/01/10 (p)	567
	New York State Dormitory Authority, Canisius College
115	Rev., MBIA, 4.95%, 07/01/11	122
570	Rev., RADIAN, 4.50%, 07/01/10	585
645	Rev., RADIAN, 5.00%, 07/01/11	679
	New York State Dormitory Authority, City University System
445	3rd Series, Rev., 6.00%, 07/01/06 (p)	452
10,000	CONS, Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	10,993
3,565	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	4,019
3,415	CONS, Series B, Rev., 6.00%, 07/01/14	3,815
1,025	Series D, SO, MBIA-IBC, 5.75%, 07/01/06	1,040
6,770	New York State Dormitory Authority, Columbia University
	Series A, Rev., 5.25%, 07/01/11	7,353
3,165	New York State Dormitory Authority, Concord Nursing Home, Inc.
	Rev., LOC: Fleet Bank N.A., 6.25%, 07/01/10	3,406
110	New York State Dormitory Authority, Department of Health
	Rev., 5.75%, 07/01/06 (p)	114
460	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home
	Series A, Rev., MBIA, 5.50%, 08/01/10	494
100	New York State Dormitory Authority, Good Samaritan Hospital
	Rev., RADIAN, 5.50%, 07/01/11 (p)	109
100	New York State Dormitory Authority, Long Island University
	Rev., RADIAN, 5.00%, 09/01/09	105
	New York State Dormitory Authority, Manhattan College
1,895	Rev., RADIAN, 5.50%, 07/01/09	2,013
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,904
1,295	New York State Dormitory Authority, Master Boces Program
	Series A, Rev., FSA, 5.00%, 08/15/11	1,384
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
1,000	Rev., MBIA, 5.50%, 07/01/09	1,064
1,000	Rev., MBIA, 5.50%, 07/01/23	1,139
370	Rev., MBIA, 5.75%, 07/01/19	428
250	New York State Dormitory Authority, Mental Health
	Series A, Rev., MBIA, 5.75%, 02/15/10 (p)	271
2,340	New York State Dormitory Authority, Mental Health Services Facilities Improvement
	Series B, Rev., 6.00%, 08/15/16	2,671
	New York State Dormitory Authority, New York University
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	559
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,646
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,330
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,807
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,630
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,437
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,882
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,142
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	4,024
2,530	New York State Dormitory Authority, North Shore University Hospital
	Rev., MBIA, 5.50%, 11/01/10	2,737
	New York State Dormitory Authority, Personal Income Tax Revenue
1,230	Series A, Rev., FGIC, 5.00%, 07/01/13	1,310
4,890	Series A, Rev., FHA, FSA, 5.25%, 02/15/12	5,272
225	Series C, Rev., 7.38%, 05/15/09 (p)	254
3,450	New York State Dormitory Authority, Pratt Institute
	Rev., RADIAN, 6.25%, 07/01/09	3,787
	New York State Dormitory Authority, School Districts Financing Program
750	Series A, Rev., MBIA, 5.25%, 10/01/09	797
1,960	Series C, Rev., MBIA, 5.50%, 10/01/12	2,171
775	Series E, Rev., MBIA, 5.00%, 10/01/12	835
1,155	Series F, Rev., MBIA, 6.50%, 10/01/20	1,353

4

	New York State Dormitory Authority, Service Contract, Child Care Facilities
1,345	Series A, Rev., 5.13%, 04/01/12	1,438
1,520	Series A, Rev., 5.38%, 04/01/12	1,637
605	New York State Dormitory Authority, Special Act School Districts Program
	Rev., MBIA, 5.30%, 07/01/09	645
340	New York State Dormitory Authority, State Service Contract, Albany County
	Rev., 5.50%, 04/01/08	355
	New York State Dormitory Authority, State University Dormitory Facilities
205	Rev., 5.00%, 07/01/12 (p)	221
3,500	Series B, Rev., 5.38%, 07/01/09 (p)	3,761
2,730	Series B, Rev., MBIA, 5.00%, 07/01/15	2,941
2,280	Series C, Rev., MBIA, 5.00%, 07/01/15	2,456
	New York State Dormitory Authority, State University Educational Facilities
415	Rev., 5.13%, 05/15/08 (p)	436
415	Series A, Rev., 6.50%, 05/15/06	421
6,725	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	7,442
800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	863
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,164
11,241	New York State Dormitory Authority, State University of New York, Stony Brook University
	Rev., 3.92%, 03/27/07 (e) (i)	11,268
1,550	New York State Dormitory Authority, Unrefunded Balance
	Series C, Rev., 7.38%, 05/15/10	1,680
5,330	New York State Environmental Facilities Corp., Clean Water & Drinking, Revolving Funds, Second Resolution
	Series I, Rev., 5.00%, 06/15/13	5,752
	New York State Environmental Facilities Corp., New York City Municipal Project, Clean Water & Drinking, State Revolving Funds
2,000	Series E, Rev., 5.38%, 06/15/12	2,175
470	Series K, Rev., 5.50%, 06/15/15	530
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,763
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,121
300	Series E, Rev., MBIA, 6.00%, 06/15/11	335
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	6,014
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,272
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,598
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance
425	Series B, Rev., 5.20%, 05/15/14	464
460	Series NYC-02, Rev., 5.75%, 06/15/11	509
700	Series NYC-02, Rev., 5.75%, 06/15/12	783
1,800	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Project
	Series D, Rev., 5.50%, 06/15/12	1,985
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Waste Management Project
	Series A, Rev., Adj., 2.90%, 05/01/12	996
	New York State Environmental Facilities Corp., State Water Revolving Fund
460	Series B, Rev., 5.70%, 07/15/09 (p)	500
3,220	Series L, Rev., 5.00%, 11/15/11	3,467
4,650	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance
	Series B, Rev., 5.70%, 07/15/09	5,025
440	New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home, Insured Mortgage
	Series C, Rev., FHA, 5.75%, 02/15/08 (p)	461
	New York State Thruway Authority Service Contract, Local Highway & Bridge, Service Contract
5,000	Rev., 5.50%, 04/01/12 (p)	5,519
3,765	Rev., 6.00%, 04/01/07 (p)	3,971
4,170	Rev., AMBAC, 5.75%, 04/01/10 (p)	4,585
585	Rev., MBIA, 5.50%, 04/01/10	631
865	New York State Thruway Authority, Highway & Bridge Trust Fund
	Series B-1, Rev., FGIC, 5.60%, 04/01/10 (p)	946
1,000	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
	Series A, Rev., MBIA, 5.00%, 04/01/15	1,060
2,550	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Unrefunded Balance
	Rev., 6.00%, 04/01/07	2,683
	New York State Urban Development Corp., Correctional & Youth Facilities Services
260	Series A, Rev., 4.00%, 01/01/28	263
5,000	Series A, Rev., 5.00%, 01/01/27	5,194
1,450	Series A, Rev., 5.50%, 01/01/17	1,560
	New York State Urban Development Corp., Correctional Capital Facilities
350	Series 7, Rev., 5.70%, 01/01/07 (p)	366
3,045	Series A, Rev., FSA, 5.25%, 01/01/14	3,294

5

	New York State Urban Development Corp., Correctional Facilities Service Contract
145	Series A, Rev., 5.00%, 01/01/08 (p)	153
115	Series A, Rev., FSA-CR, 5.00%, 01/01/08 (p)	121
310	Series B, Rev., AMBAC, 4.75%, 01/01/09 (p)	325
150	Series B, Rev., AMBAC, 5.25%, 01/01/09 (p)	160
110	Series B, Rev., FSA-CR, 5.00%, 01/01/09 (p)	116
145	Series C, Rev., AMBAC, 6.00%, 01/01/09 (p)	157
100	Series D, Rev., FSA, 5.25%, 01/01/11 (p)	108
250	New York State Urban Development Corp., Personal Income Tax
	Series C-1, Rev., 5.00%, 03/15/09	261
	New York State Urban Development Corp., State Facilities
1,000	Rev., 5.60%, 04/01/15	1,107
375	Rev., 5.75%, 04/01/11	411
1,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities
	Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,699
	New York State Urban Development Corp., Youth Facilities Services Contract
115	Series A, Rev., 5.00%, 04/01/08 (p)	120
45	Series B, Rev., 5.88%, 04/01/10 (p)	50
	Niagara County, Public Improvement
400	GO, MBIA, 5.75%, 07/15/12	451
440	GO, MBIA, 5.75%, 07/15/14	504
1,940	Niagara Falls Bridge Commission, Tolls
	Series B, Rev., FGIC, 5.25%, 10/01/15	2,107
1,010	Oneida County
	GO, FGIC, 5.50%, 03/15/11	1,102
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems
	Rev., FSA, 5.50%, 04/01/11	1,082
	Onondaga County
4,630	GO, 5.25%, 05/15/11	4,998
700	Series A, GO, 5.00%, 05/01/12	756
1565	Onondaga County, Unrefunded Balance
	Series A, GO, 5.25%, 05/15/11	1688
100	Peru Central School District
	GO, FGIC, 4.63%, 06/15/10	105
550	Phelps-Clifton Springs Central School District
	Series B, GO, MBIA, 4.00%, 06/15/10	563
4,395	Port Authority of New York & New Jersey
	120th Series, Rev., MBIA, 5.75%, 10/15/07	4,574
775	Red Creek Central School District
	GO, FSA, 5.50%, 06/15/12	857
2,275	Rockland County
	GO, FGIC, 6.00%, 01/15/10	2,497
	Rondout Valley Central School District
195	GO, FSA, 5.13%, 03/01/10	209
1795	GO, FSA, 5.25%, 03/01/10	1936
	Scotia Glenville Central School District
1,050	GO, FGIC, 5.40%, 06/15/09	1,129
2,075	GO, FGIC, 5.50%, 06/15/09	2,237
275	Shenendehowa Central School District, Clifton Park
	GO, FSA, 5.50%, 07/15/11	302
	State of New York
1,579	2.60%, 01/01/07 (e) (i)	1,571
3,000	GO, 6.00%, 03/01/07	3,098
500	Stillwater Central School District
	GO, MBIA, 5.20%, 06/15/09	531
1,025	Suffolk County
	Series B, GO, FSA, 5.25%, 05/01/13	1,118
1,955	Suffolk Country IDA
	Rev., FGIC, 6.00%, 02/01/08	2,062
2,765	Suffolk County, Public Improvement
	Series C, GO, MBIA, 5.25%, 07/15/12	2,997
3,225	Suffolk County, Southwest Sewer District
	GO, MBIA, 6.00%, 02/01/08	3,401
1,250	Suffolk County Water Authority, Waterworks
	Sub Lien, Rev., MBIA, 6.00%, 06/01/09	1,342
	Town of Brookhaven
145	GO, MBIA, 5.00%, 08/15/14	157
835	GO, MBIA, 5.00%, 08/15/16	903
1,000	Town of Brookhaven, Public Improvement
	GO, AMBAC, 5.30%, 11/15/10	1,084
575	Town of Riverhead
	Series B, GO, MBIA, 5.00%, 06/15/13	620
	Triborough Bridge & Tunnel Authority, General Purpose
100	Series A, Rev., 4.75%, 01/01/16 (p)	106
100	Series A, Rev., 6.00%, 01/01/11 (p)	111
1,000	Series B, Rev., 5.75%, 01/01/12 (p)	1,116
7,635	Series SR, Rev., 5.50%, 01/01/12 (p)	8,178
9,125	Series Y, Rev., 6.00%, 01/01/12 (p)	10,046

6

	Unadilla ETC Central School District
1,480	GO, FGIC, 4.50%, 06/15/07	1,507
1,000	GO, FGIC, 4.50%, 06/15/08	1,028
1,780	GO, FGIC, 4.50%, 06/15/09	1,841
565	Warwick Valley Central School District
	GO, FSA, 5.50%, 01/15/10	614
3210	Watertown City School District
	GO, FSA, 5.63%, 06/15/09	3474
	Westchester County Healthcare Corp., County Guaranteed
2,870	Sub Series B, Rev., 5.20%, 11/01/10	3,053
8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,650
1,700	Westchester County IDA, Civic Facilities, Children’s Village Project
	Series A, Rev., 5.30%, 03/15/09	1,780
1,705	William Floyd Union Free School District of the Mastics-Moriches-Shirley
	Series B, GO, MBIA, 4.63%, 06/15/08	1,757
2,820	Windsor Central School District
	GO, FGIC, 5.50%, 06/15/09	3,040
		524,705
Pennsylvania — 0.1%
850	Upper Merion Area School District
	Series 2004, GO, FSA, 5.35%, 09/01/13	937
Puerto Rico — 7.4%
2,460	Commonwealth of Puerto Rico
	GO, MBIA, 6.00%, 07/01/13	2,819
	Commonwealth of Puerto Rico, Public Improvement
1,120	GO, FSA-CR, 5.50%, 07/01/12	1,240
4,000	GO, MBIA, 5.75%, 07/01/10	4,366
	Puerto Rico Electric Power Authority
2,695	Rev., MBIA, 5.00%, 07/01/18	2,937
535	Rev., MBIA, 5.00%, 07/01/20	582
210	Series A, GO, 5.50%, 07/01/18	232
210	Series JJ, Rev., MBIA, 5.25%, 07/01/15	232
475	Series KK, Rev., FSA, 5.25%, 07/01/13	521
	Puerto Rico Highway & Transportation Authority
7,165	Rev., 5.00%, 07/01/07	7,312
685	Series AA, Rev., FGIC, 5.50%, 07/01/16	772
8,430	Series F, Rev., 5.00%, 07/01/07	8,604
1,500	Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	1,685
1,000	Series X, Rev., MBIA-IBC, 5.50%, 07/01/13	1,110
1,050	Series X, Rev., MBIA-IBC, 5.50%, 07/01/15	1,180
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,315
1,400	Puerto Rico Municipal Finance Agency
	Series A, GO, FSA, 6.00%, 08/01/09	1,534
2,900	Puerto Rico Public Buildings Authority, Government Facilities
	Series K, Rev., Adj., 4.50%, 07/01/07	2,928
	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed
4,725	Series C, Rev., 5.00%, 07/01/07	4,822
1,470	Series C, Rev., 5.50%, 07/01/12	1,580
		45,771
Virgin Islands — 0.7%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes
	Series A, Rev., 6.38%, 10/01/10	4,452
Virginia — 0.1%
740	Virginia Resources Authority, Infrastructure, Pooled Loan Bond Project
	Series B, Rev., 5.00%, 11/01/12	796
	Total Municipal Bonds
	(Cost $588,012)	603,042
Shares
Short-Term Investment — 2.1%
Investment Company — 2.1%
13,294	JPMorgan Tax Free Money Market Fund (b) (m)	13,294
	(Cost $13,294)

Total Investments — 99.1%
(Cost $601,306)		$616,336
Other Assets in Excess of Liabilities — 0.9%		5,643
Net Assets — 100.0%		$621,979

Percentages indicated are based on net assets.

7

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at November 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMBAC-TCRS	American Municipal Bond Assurance Corp. Transferable Custodial Receipts.
BNY	Bank of New York
CONS	Consolidated Bonds
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferable Custodial Receipts
FHA	Federal Housing Authority
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MBIA-IBC	MBIA Insured Bond Certificates
MBIA-IBC-BNY	MBIA Insured Bond Certificates Bank of New York
PCR	Pollution Control Revenue
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SBRF	School Bond Reserve Fund
SO	Special Obligation
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts

Futures Contracts

(Amount in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Appreciation (USD)
	Short Futures Outstanding
(100)	5 Year U.S. Treasury Notes	March, 2006	$(10,594)	$20

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,122
Aggregate gross unrealized depreciation	(3,092)
Net unrealized appreciation/depreciation	$15,030

Federal income tax cost of investments	$601,306

8

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
Asset Backed Securities — 1.4%
$100,000	Newcastle CDO Ltd. (Cayman Islands),
	Series 3A, Class 1MM, FRN, 4.22%, 12/24/05 (e) (i)	$100,000
120,000	Premium Asset Trust,
	FRN, 4.20%, 12/01/05 (e) (i)	120,000
50,000	Structured Asset Repackaged Trust,
	FRN, 4.27%, 12/15/05 (e) (i)	50,000
48,187	TIAA Retail Commercial Trust (Cayman Islands),
	Series 1A, Class A1MM, FRN, 4.10%, 12/29/05 (e) (i)	48,187
74,634	Wachovia Asset Securitization, Inc.,
	Series 2005-HM1A, Class AMM, FRN, 4.18%, 12/25/05 (e) (i)	74,633
100,000	Whitehawk CDO Funding Ltd. (Cayman Islands),
	Series 2004-1A, Class AMMD, FRN, 3.89%, 12/15/05 (e) (i)	100,000
	Wind Master Trust Notes,
99,000	Series 2005-12A, Class A1, FRN, 4.19%, 12/25/05 (e) (i)	99,000
128,169	Series 2005-13A, Class A1, FRN, 4.19%, 12/26/05 (e) (i)	128,169
103,151	Series 2005-14A, Class A1, FRN, 4.19%, 12/25/05 (e) (i)	103,151
169,116	Series 2005-17A, Class A1, FRN, 4.17%, 12/27/05 (e) (i)	169,116
	Total Asset Backed Securities
	(Cost $992,256)	992,256

Corporate Bonds — 28.6%
Banks — 11.8%
100,000	Australia & New Zealand Banking Group Ltd. (Australia),
	FRN, 4.15%, 12/23/05 (e)	100,000
	Bank of America N.A.,
150,000	3.90%, 05/01/06	150,000
200,000	FRN, 4.06%, 12/01/05	200,000
500,000	FRN, 4.07%, 12/01/05	500,000
75,000	Barclays Bank plc,
	FRN, 4.03%, 12/05/05	74,993
600,000	Bayerische Landesbank (Germany),
	FRN, 4.22%, 12/24/05	600,000
	BNP Paribas (France),
175,000	FRN, 4.03%, 12/04/05	174,964
225,000	FRN, 4.17%, 12/26/05	225,000
	Canadian Imperial Bank of Commerce (Canada),
550,000	FRN, 4.04%, 12/02/05	550,000
525,000	FRN, 4.18%, 12/15/05	525,000
635,000	Deutsche Bank AG,
	FRN, 4.06%, 12/01/05	635,000
200,000	Fifth Third Bancorp.,
	FRN, 4.15%, 12/23/05 (e)	200,000
	HBOS Treasury Services plc (United Kingdom),
300,000	FRN, 4.01%, 12/24/05 (e)	300,000
570,000	FRN, 4.11%, 12/02/05 (e)	570,000
805,000	FRN, 4.44%, 02/20/06 (e)	805,000
70,000	HSBC Bank USA N.A.,
	FRN, 4.29%, 02/04/06	70,015
	Nordea Bank Finland plc (Finland),
200,000	4.06%, 12/01/05	199,979
	Royal Bank of Canada,
350,000	3.81%, 05/02/06	349,965
100,000	4.22%, 08/30/06	99,989
	Royal Bank of Scotland plc,
200,000	3.95%, 08/04/06	200,007
50,000	3.98%, 08/11/06 (e)	49,999
170,000	FRN, 4.01%, 12/07/05	169,962
150,000	FRN, 4.16%, 12/30/05	149,978
	Royal Bank of Scotland plc (United Kingdom),
250,000	FRN, 4.13%, 12/23/05 (e)	250,000
100,000	FRN, 4.40%, 02/24/06 (e)	100,049
	Societe Generale (France),
85,000	FRN, 4.06%, 12/02/05	85,000
	Wells Fargo & Co.,
16,000	3.76%, 03/29/06	16,000
271,000	FRN, 4.05%, 12/03/05	271,000
175,000	FRN, 4.14%, 12/02/05	175,000
	Wells Fargo Bank N.A.,
575,600	FRN, 4.06%, 12/15/05	575,600
160,000	Western Banking Corp.,
	FRN, 3.84%, 12/11/05	160,000
		8,532,500

1

Capital Markets — 1.7%
	Credit Suisse First Boston,
75,000	FRN, 4.13%, 01/06/06	75,016
149,000	FRN, 4.31%, 02/06/06	149,000
235,000	Goldman Sachs Group, Inc.,
	3.62%, 12/12/05 (e) (i)	235,000
250,000	Lehman Brothers Holdings, Inc.,
	Series 1, FRN, 4.20%, 12/22/05	250,000
345,000	Merrill Lynch & Co., Inc.
	FRN, 4.12%, 12/04/05	345,000
	Travelers Group, Inc.,
80,000	FRN, 3.90%, 12/08/05	80,000
120,000	FRN, 3.96%, 12/15/05	120,000
		1,254,016
Diversified Financial Services — 14.6%
	Beta Finance, Inc.,
849,000	FRN, 4.07%, 12/01/05 (e)	848,965
250,000	FRN, 4.10%, 12/15/05 (e)	250,008
40,000	FRN, 4.14%, 12/20/05 (e)	40,001
	CC USA, Inc.
150,000	FRN, 3.95%, 12/29/05 (e)	149,981
200,000	FRN, 4.06%, 12/01/05 (e)	199,988
160,000	FRN, 4.06%, 02/14/06 (e)	159,985
473,000	FRN, 4.07%, 12/01/05 (e)	472,981
62,000	FRN, 4.07%, 12/15/05 (e)	61,995
	Citigroup Global Markets Holdings, Inc.,
5,000	FRN, 3.88%, 12/12/05	5,000
80,000	FRN, 4.33%, 01/25/06	80,083
	Dorada Finance, Inc.,
350,000	FRN, 4.06%, 12/01/05 (e)	349,994
200,000	FRN, 4.07%, 12/01/05 (e)	199,995
	Five Finance, Inc.,
41,000	FRN, 4.06%, 02/21/06 (e)	40,996
150,000	FRN, 4.06%, 02/23/06 (e)	149,985
100,000	FRN, 4.08%, 12/01/05 (e)	99,996
50,000	GE Capital Assurance Co.,
	4.46%, 02/17/06	50,000
	General Electric Capital Corp.,
350,000	FRN, 4.08%, 12/07/05	350,000
468,000	FRN, 4.19%, 12/09/05	468,000
400,000	FRN, 4.24%, 12/17/05	400,000
100,000	Greenwich Capital Corp.,
	FRN, 4.13%, 12/24/05	100,000
	K2 (USA) LLC,
150,000	4.00%, 08/11/06 (e)	150,000
110,000	FRN, 3.91%, 12/26/05 (e)	109,991
95,000	FRN, 3.95%, 12/28/05 (e)	94,992
100,000	FRN, 4.06%, 12/01/05 (e)	99,993
390,300	FRN, 4.07%, 12/01/05 (e)	390,285
90,000	FRN, 4.07%, 12/11/05 (e)	89,992
15,000	FRN, 4.11%, 12/20/05 (e)	14,999
133,300	FRN, 4.15%, 12/25/05 (e)	133,289
50,000	FRN, 4.16%, 12/30/05 (e)	49,997
	Links Finance LLC,
85,000	FRN, 3.92%, 12/27/05 (e)	84,993
180,000	FRN, 4.06%, 01/26/06 (e)	179,999
60,000	FRN, 4.07%, 12/01/05 (e)	59,997
59,000	FRN, 4.08%, 12/15/05 (e)	58,995
263,000	Money Market Trust,
	FRN, 4.22%, 12/15/05 (e)	263,000
	Restructured Asset Securities with Enhanced Returns (RACERS)
185,000	FRN, 4.24%, 12/08/05 (e) (i)	185,000
120,000	FRN, 4.29%, 12/03/05 (e) (i)	120,000
364,500	FRN, 4.34%, 12/15/05 (e) (i)	364,500
400,000	FRN, 4.39%, 02/21/06 (e) (i)	400,000
	Sigma Finance, Inc.,
150,000	3.83%, 04/28/06 (e)	150,000
300,000	3.84%, 04/24/06 (e)	300,000
140,000	FRN, 4.06%, 12/01/05 (e)	139,998
695,000	FRN, 4.07%, 12/01/05 (e)	694,985
40,000	FRN, 4.07%, 03/06/06 (e)	40,000
175,000	FRN, 4.08%, 12/15/05 (e)	174,986
200,000	FRN, 4.15%, 12/25/05 (e)	199,992
760,000	Structured Production Asset,
	FRN, 4.37%, 01/20/06	760,000
	Tango Finance Corp.,
50,000	FRN, 4.07%, 12/01/05 (e)	49,997
100,000	FRN, 4.08%, 12/01/05 (e)	99,998
94,500	FRN, 4.19%, 01/30/06 (e)	94,491

2

	Toyota Motor Credit Corp.,
235,000	FRN, 4.05%, 12/01/05	234,996
80,000	FRN, 4.05%, 02/06/06	80,000
125,000	FRN, 4.06%, 12/01/05	125,000
134,000	Union Hamilton Special Funding LLC,
	FRN, 4.00%, 12/28/05 (e) (i)	134,000
		10,606,418
Multiline Retail — 0.1%
90,000	Wal-Mart Stores, Inc.,
	5.59%, 06/01/06	90,814
Personal Products — 0.4%
300,000	Proctor & Gamble Co.,
	FRN, 3.79%, 12/09/05 (e)	300,000

	Total Corporate Bonds
	(Cost $20,783,748)	20,783,748

Funding Agreements — 1.0%
Insurance — 1.0%
75,000	AIG Life Insurance Co.,
	4.13%, 02/03/06	75,000
200,000	Metropolitan Life Insurance Co.,
	3.94%, 12/15/05	200,000
	New York Life Insurance Co.,
200,000	3.86%, 12/01/05	200,000
200,000	4.28%, 01/27/06	200,000
20,000	Transamerica Occidental Life Insurance Co.,
	4.26%, 12/11/05	20,000
	Total Funding Agreements
	(Cost $695,000)	695,000

Municipal Bonds — 0.1%
60,000	New York City, Taxable,
	Sub-Series A-10, GO, FSA, 4.04%, 12/05/05
	(Cost $60,000)	60,000

U.S. Government Agency Securities — 0.8%
	Federal National Mortgage Association
99,310	3.97%, 12/07/05	99,310
500,000	4.10%, 12/29/05	499,977
	Total U.S. Government Agency Securities
	(Cost $599,287)	599,287

Certificates of Deposit — 20.5%
	Barclays Bank plc,
315,000	3.46%, 12/07/05	314,999
250,000	3.47%, 12/09/05	250,000
556,000	4.73%, 11/06/06	556,000
	BNP Paribas,
220,000	4.01%, 12/13/05	220,000
158,100	4.24%, 08/30/06	158,100
697,150	4.30%, 04/17/06	697,150
186,000	4.35%, 02/27/06	186,000
	Calyon,
692,000	3.41%, 03/21/06	692,000
250,000	4.24%, 08/30/06	250,000
400,000	4.26%, 02/03/06	400,000
300,000	4.30%, 02/17/06	300,000
360,000	4.71%, 11/06/06	360,000
	Citibank N.A.,
480,600	4.26%, 02/09/06	480,600
165,700	4.30%, 02/16/06	165,700
617,000	4.34%, 02/23/06	617,000
187,000	Credit Suisse First Boston,
	4.02%, 12/13/05	187,000
	Depfa Bank plc,
110,000	3.81%, 12/15/05	109,988
105,000	4.28%, 01/30/06	105,000
	Deutsche Bank AG,
442,800	3.83%, 04/21/06	442,800
	Dexia Credit Local France,
250,000	4.05%, 12/13/05	250,001
305,000	4.11%, 12/03/05	304,949
29,100	Fortis Bank,
	3.97%, 07/17/06	29,100
	HBOS Treasury Services plc (United Kingdom),
250,000	3.82%, 05/01/06	250,000
15,000	4.00%, 12/19/05	15,000

3

300,000	4.26%, 02/10/06	300,000
426,900	4.31%, 09/28/06	426,900
400,000	Landesbank Hessen,
	3.41%, 03/21/06	400,000
	Natexis,
186,000	4.01%, 12/13/05	186,000
	Natexis (France),
50,000	4.04%, 12/08/05	49,991
	Nordea Bank Finland plc,
100,000	4.05%, 12/02/05	99,994
236,000	Royal Bank of Canada,
	4.01%, 12/13/05	236,000
	Royal Bank of Scotland plc,
465,000	3.95%, 08/04/06	465,000
235,000	3.99%, 08/11/06	235,000
300,000	4.03%, 12/05/05	299,969
594,400	4.31%, 09/29/06	594,400
	Societe Generale,
126,000	3.47%, 12/09/05	126,000
200,000	3.48%, 12/12/05	199,998
105,000	4.00%, 07/19/06	104,966
414,000	4.02%, 12/19/05	414,000
100,000	4.16%, 12/31/05	99,983
	Suntrust Bank,
220,000	3.74%, 12/06/05	220,000
375,000	3.78%, 12/12/05	375,000
300,000	UBS AG (Switzerland),
	4.00%, 12/13/05	300,000
	UniCredito Italiano S.p.A.
57,000	3.94%, 12/29/05	56,991
200,000	4.26%, 02/10/06	200,000
197,000	4.27%, 02/08/06	197,002
100,000	4.33%, 02/21/06	100,000
250,000	Washington Mutual Bank,
	4.00%, 12/13/05	250,000
	Wells Fargo Bank N.A.,
300,000	4.01%, 12/13/05	300,000
196,000	4.03%, 12/05/05	196,000
350,000	4.03%, 12/06/05	350,000
350,000	4.03%, 12/08/05	350,000
450,000	4.10%, 12/14/05	450,000
	Total Certificates of Deposit
	(Cost $14,924,581)	14,924,581

Commercial Paper — 26.2%
	Ajax Bambino Funding, Inc. (Cayman Islands),
85,000	3.94%, 12/20/05 (m)	84,825
32,000	4.08%, 12/05/05	31,986
100,000	Alpine Securities Corp.,
	4.21%, 01/23/06	100,000
	Amsterdam Funding Corp.,
50,000	3.95%, 12/12/05	49,940
55,000	4.03%, 12/08/05	54,957
80,370	ANZ Delaware,
	4.30%, 04/17/06 (m)	79,082
50,000	Aquinas Funding LLC,
	3.61%, 12/19/05	49,911
	ASAP Funding (Cayman Islands),
50,000	4.07%, 12/07/05	49,966
100,000	4.11%, 12/14/05	99,852
	Atlantis One Funding Corp.,
200,000	3.58%, 12/19/05	199,648
12,934	3.60%, 12/28/05	12,900
100,000	4.00%, 12/13/05	99,865
10,000	4.08%, 12/22/05	9,976
48,961	4.26%, 02/09/06	48,560
100,000	4.31%, 02/17/06	99,077
172,287	4.33%, 02/21/06	170,607
100,000	4.44%, 05/03/06	98,153
	Bank of America N.A.,
100,000	3.94%, 12/05/05	99,957
100,000	3.99%, 02/22/06	99,099
649,000	4.06%, 02/15/06	643,525
438,400	4.28%, 01/30/06	435,295
	Bank of Ireland (United Kingdom),
225,000	4.26%, 02/09/06	223,158
197,900	4.30%, 02/10/06	196,239
128,000	4.33%, 02/23/06	126,720

4

	Barclays U.S. Funding Corp.,
92,796	3.94%, 12/06/05	92,746
245,400	3.97%, 12/12/05	245,104
176,000	3.98%, 12/13/05	175,768
	Bear Stearns Co., Inc.,
294,500	4.25%, 01/23/06	292,670
350,000	4.33%, 02/21/06	346,585
75,000	Blue Spice LLC,
	4.25%, 02/26/06	74,239
200,000	BNP Paribas,
	3.96%, 12/28/05	199,412
	Cafco LLC,
100,000	3.93%, 12/02/05	99,989
100,000	3.94%, 12/13/05	99,870
25,000	4.27%, 01/19/06	24,856
150,000	Canadian Imperial Holdings,
	4.03%, 12/09/05	149,866
48,875	Cancara Asset Securities LLC,
	4.06%, 12/13/05	48,809
	Charta Corp.,
50,000	4.03%, 12/15/05	49,922
39,721	4.20%, 01/18/06	39,501
81,897	4.26%, 01/23/06	81,387
182,000	4.28%, 01/27/06	180,775
33,000	Ciesco LLC,
	3.98%, 12/14/05	32,953
	Citibank N.A.,
139,000	3.98%, 12/13/05	138,817
175,000	4.03%, 12/19/05	174,650
300,000	4.05%, 12/02/05	299,966
26,000	4.06%, 12/12/05	25,968
54,000	Concord Minutemen Capital Co. LLC,
	4.14%, 12/16/05 (e)	53,907
	CRC Funding LLC,
88,000	3.94%, 12/05/05	87,962
200,000	3.94%, 12/13/05	199,739
150,000	4.25%, 02/10/06	148,758
30,000	4.27%, 01/18/06	29,830
	Crown Point Capital Co.,
149,534	4.06%, 12/13/05	149,332
30,000	4.12%, 03/08/06	29,998
100,000	Delpfa Bank plc (Ireland),
	4.31%, 02/16/06	99,089
250,000	Descartes Funding Trust
	4.12%, 11/15/06	250,000
206,100	Deutsche Bank AG,
	4.00%, 02/21/06	204,260
369,000	DNB NOR Bank ASA,
	4.00%, 02/27/06	365,464
100,000	Du Pont (E.I.) de Nemours & Co, Inc.,
	4.02%, 12/05/05	99,956
	Edison Asset Securitization LLC,
212,500	4.21%, 02/01/06	210,974
155,000	4.30%, 02/14/06	153,628
	Eureka Securitization, Inc.,
29,000	3.94%, 12/05/05	28,987
73,000	4.02%, 12/21/05	72,838
69,142	Fairway Finance Corp.,
	3.96%, 12/12/05	69,059
	FCAR Owner Trust,
100,000	4.04%, 12/02/05	99,989
177,000	4.23%, 02/02/06	175,705
102,000	4.27%, 02/08/06	101,175
20,000	Galaxy Funding, Inc.,
	4.31%, 02/15/06	19,820
	General Electric Corp.,
300,000	3.99%, 03/01/06	297,068
165,000	4.26%, 02/08/06	163,665
538,000	4.29%, 04/17/06	529,401
	General Electric Capital Corp.,
180,000	4.21%, 02/01/06	178,707
250,000	4.30%, 02/14/06	247,787
	General Electric Capital Services, Inc.,
604,100	3.58%, 12/19/05	603,037
25,000	3.99%, 03/01/06	24,756
	Govco, Inc.,
95,000	4.00%, 03/16/06	93,914
50,000	4.04%, 12/14/05	49,927

5

	Grampian Funding LLC,
356,504	3.89%, 12/12/05	356,084
150,000	3.99%, 02/17/06	148,729
	Grampian Funding Ltd. (United Kingdom),
74,300	3.58%, 12/19/05	74,169
244,000	4.00%, 02/21/06	241,821
187,000	4.02%, 12/13/05	186,751
215,000	4.33%, 02/22/06	212,878
50,000	ING Corp.,
	3.95%, 12/05/05	49,978
41,000	Lake Constance Funding LLC,
	4.10%, 01/17/06	40,783
431,979	Landesbank Hessen (Germany),
194000	4.00%, 02/27/06	192,141
237,979	4.30%, 02/10/06	235,982
99,883	Leafs LLC,
	4.22%, 02/21/06	99,883
	Liberty Street Funding Corp.,
30,000	4.04%, 12/02/05	29,997
82,000	4.04%, 12/09/05	81,927
	Mane Funding Corp.,
54,676	4.28%, 01/24/06	54,327
50,000	4.28%, 01/25/06	49,675
21,174	Metropolitan Life Insurance, Inc.,
	4.30%, 02/10/06	20,996
80,000	Mont Blanc Capital Corp.,
	4.26%, 01/24/06	79,492
100,000	Morgan Stanley,
	4.20%, 04/11/06	100,000
225,000	New Center Asset Trust,
	4.04%, 12/08/05	224,824
	Nordea N.A.,
43,600	3.96%, 12/29/05	43,467
50,000	4.25%, 02/06/06	49,608
	Northern Rock plc (United Kingdom),
177,080	4.29%, 02/10/06	175,596
75,000	4.30%, 02/15/06	74,326
	Park Granada LLC,
49,279	4.05%, 12/09/05	49,235
100,000	4.26%, 01/24/06	99,366
	Picaros Funding LLC,
93,450	3.61%, 12/15/05	93,321
46,942	3.77%, 01/13/06	46,735
63,646	4.27%, 01/23/06	63,249
	Picaros Funding LLC (Ireland),
29,869	4.00%, 12/13/05	29,830
100,354	4.05%, 12/05/05	100,309
137,808	Ranger Funding Corp.,
	4.03%, 12/01/05	137,808
	Santander Hispano Finance Delaware, Inc.,
183,000	4.30%, 04/13/06	180,154
290,000	4.31%, 02/15/06	287,392
400,000	3.60%, 12/28/05	398,938
239,806	3.96%, 12/22/05	239,258
239,600	4.22%, 02/17/06	237,436
	Scaldis Capital LLC,
194,904	4.04%, 12/07/05	194,773
63,986	4.26%, 01/25/06	63,573
79,928	Scaldis Capital LLC (United Kingdom),
	4.04%, 12/01/05	79,928
80,000	Sedna Finance, Inc.,
	4.43%, 05/30/06	79,996
51,458	Sheffield Receivables Corp.,
	4.25%, 01/17/06	51,175
29,800	Sigma Finance, Inc.,
	3.60%, 12/05/05	29,788
178,717	Silver Tower U.S. Funding LLC,
	3.60%, 12/16/05	178,453
	Skandinaviska Enskilda (Sweden),
249,000	3.98%, 12/13/05	248,672
210,000	4.03%, 12/09/05	209,812
269,000	Spintab AB,
	4.53%, 05/30/06	263,042
	Thames Asset Global Securitization, Inc.,
116,228	4.04%, 12/07/05	116,150
115,300	4.07%, 12/15/05	115,118
7,751	4.09%, 01/06/06	7,720
	Tulip Funding Corp.,
285,000	Zero Coupon, 01/03/06	283,887

6

285,000	4.06%, 12/01/05	285,000
110,518	4.16%, 01/23/06	109,848
141,086	4.25%, 01/06/06	140,489
305,672	4.30%, 01/31/06	303,460
180,000	Westpac Banking Corp. (New Zealand),
	4.30%, 02/14/06	178,406
	Westpac Capital Corp.,
143,075	3.96%, 12/28/05	142,654
94,000	4.30%, 02/14/06	93,167
133,000	4.31%, 02/15/06	131,804
46,207	Yorktown Capital LLC,
	4.03%, 12/07/05	46,176
	Total Commercial Paper
	(Cost $19,015,439)	19,015,439

Repurchase Agreements — 16.7%
	Bank of America N.A.,
2,000,000	4.03%, dated 11/30/05, due 12/01/05, repurchase price
	$2,000,000, collateralized by U.S. Government Agencies
	with a value of $2,040,000.	2,000,000
50,000	4.28%, dated 11/30/05 due 02/17/06, repuchase price
	$50,001, collateralized by U.S. Government Agency Securities
	with a value of $51,000. (i)	50,000
2,000,000	Barclays Capital, Inc.,
	4.03%, dated 11/30/05, due 12/01/05, repurchase price
	$2,000,221, collateralized by U.S. Government Agency
	Securities with a value of $2,052,910.	2,000,000
250,000	Bear Stearns & Co.,
	4.04%, dated 11/30/05, due 12/01/05, repurchase price
	$250,028, collateralized by collateralized mortgage
	obligations with a value of $257,502.	250,000
500,000	Credit Suisse First Boston,
	4.03%, dated 11/30/05, due 12/01/05, repurchase price
	$500,055, collateralized by U.S. Government Agency
	Securities with a value of $510,002.	500,000
	Citigroup, Inc.,
1,000,000	4.03%, dated 11/30/05, due 12/01/05, repurchase price
	$1,000,110, collateralized by U.S. Government Agency
	Securities with a value of $1,020,000.	1,000,000
500,000	4.08%, dated 11/30/05, due 12/01/05, repurchase price
	$500,056, collateralized by corporate collateralized mortgage
	obligations with a value of $513,039.	500,000
450,000	4.11%, dated 11/30/05, due 12/01/05, repurchase price
	$450,051, collateralized by corporate commercial paper
	with a value of $462,075.	450,000
600,000	4.11%, dated 11/30/05, due 12/01/05, repurchase price
	$600,068, collateralized by corporate collateralized mortgage
	obligations with a value of $618,000.	600,000
	Deutsche Bank AG,
105,533	3.97%, dated 11/30/05, due 12/01/05, repurchase price
	$105,544, collateralized by U.S. Government Agency
	Securities with a value of $107,588.	105,533
1,000,000	4.04%, dated 11/30/05, due 12/01/05, repurchase price
	$1,000,111, collateralized by U.S. Government Agency
	Securities with a value of $1,019,456.	1,000,000
450,000	4.12%, dated 11/30/05, due 12/01/05, repurchase price
	$450,051, collateralized by corporate collateralized mortgage
	obligations with a value of $463,500.	450,000
	Goldman Sachs, Inc.
250,000	4.11%, dated 11/30/05, due 12/01/05, repurchase price
	$250,028, collateralized by corporate commercial paper
	with a value of $257,500.	250,000
800,000	4.13%, dated 11/30/05, due 12/01/05, repurchase price
	$800,091, collateralized by corporate bonds
	with a value of $824,000.	800,000
100,000	4.13%, dated 11/30/05, due 12/01/05, repurchase price
	$100,011, collateralized by corporate collateralized mortgage
	obligations with a value of $103,000.	100,000
150,000	4.16%, dated 11/30/05, due 12/01/05, repurchase price
	$150,017, collateralized by corporate collateralized mortgage
	obligations with a value of $154,500.	150,000
1,500,000	HSBC Securities, Inc.,
	4.03%, dated 11/30/05, due 12/01/05, repurchase price
	$1,500,166, collateralized by corporate bonds
	with a value of $1,530,003.	1,500,000
	Merrill Lynch & Co.,
300,000	4.10%, dated 11/30/05, due 12/01/05, repurchase price
	$300,034, collateralized by corporate bonds
	with a value of $309,004.	300,000

7

100,000	4.12%, dated 11/30/05, due 12/01/05, repurchase price
	$100,011, collateralized by corporate bonds
	with a value of $103,002.	100,000
	Total Repurchase Agreements
	(Cost $12,105,533)	12,105,533

Time Deposits — 5.4%
50,000	American Express Co.,
	4.04%, 12/07/05 (i)	50,000
380,809	Credit Suisse First Boston,
	4.01%, 12/01/05	380,809
3,695	Inerfund Lending,
	4.26%, 12/01/05	3,695
100,000	ING Bank N.V.,
	4.03%, 12/01/05	100,000
1,000,000	Royal Bank of Canada,
	4.05%, 12/01/05	1,000,000
52,677	Societe Generale,
	4.04%, 12/01/05	52,677
1,000,000	State Street Bank & Trust Co.,
	4.02%, 12/01/05	1,000,000
	Suntrust Bank,
802,614	4.01%, 12/01/05	802,614
500,000	Wachovia Bank N.A.,
	4.00%, 12/01/05	500,000
	Total Time Deposits
	(Cost $3,889,795)	3,889,795

Total Investments — 100.7%
(Cost $73,065,639)		$73,065,639
Liabilities in Excess of Other Assets — (0.7)%		(514,084)
Net Assets — 100.0%		$72,551,555

Percentages indicated are based on net assets.

Abbreviations:

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.
FSA	Financial Security Assurance.
GO	General Obligation.

8

JPMorgan Real Return Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount		Security Description	Value
Asset Backed Securities — 4.6%
$1,000		GSAMP Trust
		Series 2005-WMC2, Class A2B, FRN, 4.43%, 12/31/49 (m)	$1,000
		Residential Asset Securities Corp
250		Series 2005-AHL2, Class M1, FRN, 4.61%, 12/25/05 (m)	250
1,000		Series 2005-KS10, Class 1A2, FRN, 4.44%, 12/25/05 (m)	1,001
250		Soundview Home Equity Loan Trust
		Series 2005-OPT4, Class M2, FRN, 4.77%, 12/27/05 (m)	250
		Total Asset Backed Securities
		(Cost $2,500)	2,501

Collateralized Mortgage Obligations — 7.0%
Non-Agency CMO — 7.0%
500		Adjustable Rate Mortgage Trust
		Series 2005-12, Class 5A1, FRN, 4.47%, 12/25/05 (m)	500
743		Downey Savings & Loan Association Mortgage Loan Trust
		Series AR6, Class 2A1A, FRN, 4.45%, 10/19/45 (m)	743
		Harborview Mortgage Loan Trust
747		Series 2005-8, Class 1A2A, FRN, 4.49%, 09/19/35 (m)	756
984		Series 2005-11, Class 2A1A, FRN, 4.47%, 12/19/05 (m)	982
832		Indymac Index Mortgage Loan Trust (m)
		Series 2005-AR18, Class 2A1A, FRN, 4.50%, 12/25/05	832
		Total Collateralized Mortgage Obligations
		(Cost $3,808)	3,813

Corporate Bonds — 1.4%
Diversified Financial Services — 0.9%
500		Merrill Lynch & Co., Inc.
		FRN, 4.31%, 10/27/08 (m)	500
Diversified Telecommunication Services — 0.5%
250		AT&T, Inc.
		FRN, 4.54%, 02/14/06 (m)	250
		Total Corporate Bonds
		(Cost $750)	750

U.S. Government Agency Mortgages — 5.6%
3,100		Federal National Mortgage Association Pool
		5.50%, 01/25/35, TBA
		(Cost $3,066)	3,049

U.S. Treasury Securities — 83.7%
		U.S. Treasury Inflation Indexed Notes
2,770		0.88%, 04/15/10	2,631
1,593		1.63%, 01/15/15	1,526
3,788		1.88%, 07/15/13	3,724
1,625		1.88%, 07/15/15	1,590
2,840		2.00%, 01/15/14	2,812
3,559		2.00%, 07/15/14	3,523
4,836		2.38%, 01/15/25 (k)	4,978
7,104		3.00%, 07/15/12	7,498
1,070		3.38%, 04/15/32 (k)	1,351
2,980		3.38%, 01/15/07 (k)	3,007
1,810		3.50%, 01/15/11	1,935
3,113		3.63%, 01/15/08 (k)	3,205
2,509		3.88%, 01/15/09 (k)	2,644
4,443		4.25%, 01/15/10	4,826
		Total U.S. Treasury Securities
		(Cost $46,460)	45,250

Number of Contracts
Options Purchased — 0.0% (g)

Call Options Purchased on OTC Futures, etc. — 0.0% (g)

547		USD, expiring 12/30/05 @ 1.17, Eurpoean Style	5
—	(h)	90 Day EuroDollar, expiring 01/13/06 @ 95.5, Eurpoean Style	—	(h)
			5

1

Put Options Purchased on OTC Futures, etc. — 0.0% (g)

—	(h)	IMM EuroDollar Future Option, expiring 12/19/05 @ 95.63, European Style	—	(h)
—	(h)	U.S. 5 Year Future Option, expiring 12/22/05 @ 105, European Style	1
547		USD, expiring 12/30/05 @ 1.17, European Style	5
740		AUD, expiring 12/30/05 @ 0.74, European Style	5
740		AUD, expiring 12/30/05 @ 0.74, European Style	5
			16
		Total Options Purchased	21
		(Premium $25)

Short-Term Investment — 2.4%
Investment Company — 2.4%
1,278		JPMorgan Prime Money Market Fund (b) (m)
		(Cost $1,278)	1,278

Total Investments — 104.7%
(Cost $57,887)			$56,662
Liabilities in Excess of Other Assets — (4.7)%			(2,560)
Net Assets — 100.0%			$54,102

Percentages indicated are based on net assets

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
AUD	Australian Dollar.
CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
FRN	Floating Rate Note. The rate shown is the rate in effect of November 30, 2005
GBP	British Pound.
JPY	Japanese Yen.
MXN	Mexican Peso.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
OTC	Over the counter.
PLN	Polish Zlotych.
SEK	Swedish Krona.
SGD	Singapore Dollar.
TBA	To Be Announced
ZAR	South African Rand.
USD	United States Dollar.

Options Written

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value

Call Options Written
Call option on 90 Day Euro Dollar	95.63	01/13/06	— (h)	$— (h)	$— (h)
Call option on GBP	1.73	12/30/05	(318)	(5)	(5)
Call option on USD	1.16	11/30/05	(742)	(3)	— (h)

Put Options Written
Put option on 5 Year U.S. Future Option	104	12/22/05	— (h)	$(1)	— (h)
Put option on GBP	1.73	12/30/05	(318)	(5)	(5)
Put option on USD	1.31	12/30/05	(547)	(6)	(6)
Put option on USD	1.31	12/30/05	(547)	(6)	(6)
				$(26)	$(22)

2

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
36	EuriBor Future	June, 2006	$10,307	$(46)
9	U.S. 5 Year Treasury Note	March, 2006	953	1
40	U.S. 2 Year Treasury Note	March, 2006	8,204	(9)

	Short Futures Outstanding
18	EuriBor Future	December, 2005	(5,172)	15
18	EuriBor Future	December, 2006	(5,147)	19
14	U.S. 5 Year Treasury Note	December, 2005	(1,486)	16
74	U.S. 5 Year Treasury Note	March, 2006	(7,839)	18
22	U.S. 10 Year Treasury Note	December, 2005	(2,392)	4
13	U.S. 10 Year Note	March, 2006	(1,411)	4
				$22

Forward Foreign Currency Exchange Contracts (amounts in thousands except number of contracts)

Number of Contracts	Contracts to Buy	Settlement Date	Settlement Value(USD)	Value at 11/30/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
93	AUD	02/14/06	$68	$68	$—	(h)
90	AUD for	02/14/06	66	66	—	(h)
86	CHF
321	CAD	02/14/06	272	276	4
86	CHF for	02/14/06	68	66	(2)
92	AUD
1,601	EUR	02/14/06	1,888	1,895	7
29	EUR for	02/14/06	35	34	(1)
118	PLN
326	GBP	02/14/06	566	563	(3)
30,482	JPY	02/14/06	258	257	(1)
1,538	MXN	02/14/06	142	145	3
535	NOK	02/14/06	81	80	(1)
98	NZD	02/14/06	66	68	2
118	PLN for	02/14/06	34	35	1
29	EUR
1,305	SEK	02/14/06	162	163	1
1,093	SEK for	02/14/06	136	136	—	(h)
115	EUR
			$3,842	$3,852	$10

	Contracts to Buy	Settlement Date	Settlement Value(USD)	Value at 11/30/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
201	AUD	02/14/06	146	148	-2
967	CAD	02/14/06	811	831	-20
639	CHF	02/14/06	491	489	2
2,538	EUR	02/14/06	2,995	3004	(9)
79,136	JPY	02/14/06	681	666	15
728	MXN	02/14/06	68	68	-	(h)
47	SGD	02/14/06	28	28	-	(h)
495	ZAR	02/14/06	73	76	-3
			$5,293	$5,310	$(17)

Interest Rate Swaps

	Rate Type				Unrealized
	Payments made by	Payments received by	Termination	Notional	Appreciation
Swap Counterparty	the Fund	the Fund	Date	Amount (USD)	(Depreciation) (USD)

Lehman Brothers Special Financing	4.77% semi-annually	3 month LIBOR	11/09/15	$990	$(17)
Lehman Brothers Special Financing	4.76% semi-annually	3 month LIBOR	11/09/08	2,810	14
Lehman Brothers Special Financing	3 month LIBOR	4.53% semi-annually	10/18/35	290	(17)
Lehman Brothers Special Financing	3 month LIBOR	3.86% semi-annually	10/22/35	385	(6)

Credit Default Swaps

						Unrealized
			Fund Pays/Receives	Termination	Notional	Appreciation
Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fixed Rate	Date	Amount (USD)	(Depreciation) (USD)
Barclays	Russian Federation, 12.75%, 6/24/28	Buy	38.5 BPS semi-annually	10/20/10	$2,000	$(12)
Barclays	Gazprom, 8.625%, 4/28/34	Sell	78 BPS semi-annually	10/20/10	2,000	24
Deutsche Bank AG, New York	Republic of Venezuela, 9.25%, 9/15/27	Sell	26 BPS semi-annually	4/20/06	500	— (h)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	27 BPS semi-annually	10/20/07	550	(1)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	30.5 BPS semi-annually	10/20/07	550	(2)
Lehman Brothers Special Financing	Gazprom, 8.625%, 4/28/34	Sell	52 BPS semi-annually	10/20/07	550	2
Lehman Brothers Special Financing	Gazpru, 8.625%, 4/28/34	Sell	55.5 BPS semi-annually	10/20/07	550	3
Lehman Brothers Special Financing	Federal Republic of Brazil International Bond, 12.25%, 3/6/30	Buy	130.75 BPS semi-annually	10/20/10	800	(8)

3

Lehman Brothers Special Financing	Government of Argentina International Bond, 8.28%, 12/31/33	Sell	151.75 BPS semi-annually	10/20/10	800	(10)
Morgan Stanley Capital Services	Government of Columbia International Bond, 10.375%, 1/28/33	Buy	35 BPS semi-annually	10/20/07	1,750	(3)
Morgan Stanley Capital Services	Government of Columbia International Bond, 10.375%, 1/28/33	Buy	35 BPS semi-annually	10/20/07	400	(1)
Morgan Stanley Capital Services	Republic of Venezuela, 9.375%, 1/13/34	Sell	50 BPS semi-annually	10/20/07	1,750	3
Morgan Stanley Capital Services	Republic of Venezuela, 9.25%, 9/15/27	Sell	50 BPS semi-annually	10/20/07	400	1
Morgan Stanley Capital Services	Federal Republic of Brazil International Bond, 12.25%, 3/6/30	Buy	145 BPS semi-annually	10/20/10	300	(6)
Morgan Stanley Capital Services	Federal Republic of Brazil International Bond, 12.25%, 3/6/30	Buy	167.5 BPS semi-annually	10/20/10	180	(7)
Morgan Stanley Capital Services	Government of Argentina International Bond, 8.28%, 12/31/33	Sell	169 BPS semi-annually	10/20/10	300	— (h)
Morgan Stanley Capital Services	Government of Argentina International Bond, 8.28%, 12/31/33	Sell	200 BPS semi-annually	10/20/10	180	5

Price Lock Swaps

					Unrealized
				Notional	Appreciation
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Amount (USD)	(Depreciation) (USD)

Lehman Brothers Special Financing (b)	TII 3.88% 4/15/29	131.53	12/29/05	$5,405	$(8)

(a) Fund pays the excess of the fixed rate over the price and receives the excess of the price over the fixed rate.

(b) Fund pays the excess of the price over the fixed rate and receives the excess of the fixed rate over the price.

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:	$9

Aggregate gross unrealized appreciation	(1,234)
Aggregate gross unrealized depreciation	$(1,225)
Net unrealized appreciation/depreciation

Federal income tax cost of investments	$57,887

4

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments

As of November 30, 2005  (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 140.7%
Preferred Stocks — 1.4%
Capital Markets — 1.2%
$7	Pinto Totta International Finance	$6,915
	VAR, 7.77% (e)
Consumer Finance — 0.2%
13	SLM Corp. Series B, VAR, 5.19% (m)	1,268
	Total Preferred Stocks
	(Cost $8,824)	8,183
Principal Amount
Asset Backed Securities — 8.9%
2,417	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 4.62%, 02/15/12 (m)	2,422
	AmeriCredit Automobile Receivables Trust
2,800	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	2,715
4,900	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	4,871
550	Capital One Auto Finance Trust
	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	540
3,400	Capital One Multi-Asset Execution Trust
	Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	3,335
	CARSS Finance LP (Cayman Islands)
308	Series 2004-A, Class B1, FRN, 4.40%, 01/15/11 (e) (m)	308
718	Series 2004-A, Class B2, FRN, 5.07%, 01/15/11 (e) (m)	718
	Citibank Credit Card Issuance Trust
4,375	Series 2001-C3, Class C3, 6.65%, 05/15/08 (m)	4,411
5,050	Series 2003-C2, Class C2, FRN, 4.89%, 03/20/08 (m)	5,060
3,250	CNH Equipment Trust
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	3,215
	Countrywide Asset-Backed Certificates
186	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	185
2,200	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	2,161
630	EQCC Home Equity Loan Trust
	Series 2002-1, Class 2A, FRN, 4.49%, 11/25/31 (m)	631
1,700	Household Automotive Trust
	Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	1,662
4,000	Long Beach Mortgage Loan Trust
	Series 2004-3, Class M1, FRN, 4.76%, 07/25/34 (m)	4,019
3,900	New Century Home Equity Loan Trust
	Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	3,853
4,100	SLM Student Loan Trust
	Series 2003-11, Class A5, 2.99%, 12/15/22 (e) (m)	4,021
	WFS Financial Owner Trust
3,514	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	3,514
6,400	Series 2003-3, Class A4, 3.25%, 05/20/11	6,293
	Total Asset Backed Securities
	(Cost $54,608)	53,934
Collateralized Mortgage Obligations — 46.4%
Agency CMO — 19.1%
	Federal Home Loan Mortgage Corp.
2,464	Series 1565, Class P, 6.00%, 08/15/08 (m)	2,487
7,742	Series 2564, Class LS, FRN, IO, 3.53%, 01/15/17 (m)	487
10,234	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	593
3,873	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	517
9,526	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	653
8,005	Series 2780, Class IE, IO, 4.50%, 05/15/11 (m)	240
17,110	Series 2791, Class SI, FRN, IO, 3.04%, 12/15/31 (m)	1,176
16,091	Series 2814, Class S, FRN, IO, 2.99%, 10/15/30 (m)	746
11,250	Series 2852, IO, 5.00%, 11/15/25 (m)	1,411
6,341	Series 2894, Class S, FRN, 3.08%, 03/15/31 (m)	495
6,500	Series 2929, Class PB, 5.00%, 09/15/24 (m)	6,469
3,950	Series 2931, Class GA, 5.00%, 11/15/28 (m)	3,937
7,724	Series 2939, Class HP, 5.00%, 04/15/28 (m)	7,685
8,441	Series 2975, Class HA, 5.50%, 07/15/23 (m)	8,506
9,545	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	1,163
	Federal Home Loan Mortgage Corp. STRIPS
11,593	Series 232, IO, 5.00%, 08/01/35 (m)	2,911
	Federal National Mortgage Association
5,359	Series 2055-55, Class LC, 5.50%, 03/25/24 (m)	5,391
12,803	Series 2004-61, Class TS, FRN, 2.91%, 10/25/31 (m)	724
3,625	Series 2005-41, Class WA, 5.50%, 10/25/23 (m)	3,648
	Federal National Mortgage Association Interest STRIPS

1

54,732	Series 363, Class 1, PO, 11/01/35 (m)	39,742
55,000	Series 363, Class 2, IO, 5.50%, 10/01/35 (m)	14,187
38,553	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	9,572
400	Series 364, Class 6, IO, 5.00%, 11/01/35 (m)	92
	Government National Mortgage Association
36,471	Series 2003-85, Class CS, FRN, IO, 3.04%, 02/20/24 (m)	1,536
12,335	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	1,048
		115,416
Non-Agency CMO — 27.3%
916	ABN Amro Mortgage Corp.
	Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	912
1,250	Banc of America Commercial Mortgage, Inc.
	Series 2004-5, Class A2, 4.18%, 11/10/41	1,212
5,300	Banc of America Funding Corp.
	Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	5,228
2,633	Bank of America Alternative Loan Trust
	Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	2,617
10,078	CalSTRS Trust
	Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	9,903
1,973	Calwest Industrial Trust
	Series 2003-CALA, Class A, FRN, 4.39%, 06/15/15 (e) (m)	1,974
	Citicorp Mortgage Securities, Inc.
1,645	Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,633
2,281	Series 2005-7, Class 1A1, 5.50%, 10/25/35 (m)	2,261
3,600	Citigroup Mortgage Loan Trust Inc
	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	3,560
7,800	Countrywide Alternative Loan Trust
	Series 2005-75CB, Class A3, 5.50%, 01/25/36 (m)	7,798
	Countrywide Home Loan Mortgage Pass Through Trust
3,696	Series 2005-18, Class A1, 5.50%, 10/25/35 (m)	3,656
6,500	Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	6,427
2,594	CR Series 2000-ZC2, Class A4A,
	6.70%, 08/10/14 (e) (i)	2,680
3,700	CS First Boston Mortgage Securities Corp.
	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,606
5,013	First Horizon Asset Securities, Inc.
	Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	4,951
2,326	First Union Commercial Mortgage Securities, Inc.
	Series 1997-C1, Class A3, 7.38%, 04/18/29 (m)	2,367
4,100	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3, Class A2, VAR, 4.31%, 08/10/42 (m)	3,985
5,550	GS Mortgage Securities Corp. II
	Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	5,471
	LB-UBS Commercial Mortgage Trust
2,950	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	2,851
7,300	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	7,035
8,300	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	7,981
6,623	Morgan Stanley Capital I
	Series 1998-HF2, Class A2, 6.48%, 11/15/30 (m)	6,823
8,838	Morgan Stanley Mortgage Loan Trust
	Series 2005-4, Class 5A3, 5.50%, 08/25/35 (m)	8,748
4,800	Residential Funding Mortgage Section I
	Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	4,698
6,488	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-6, Class 5A1, VAR, 5.00%, 06/25/34 (m)	6,330
3,857	Structured Asset Securities Corp.
	Series 2005-17, Class 4A1, 5.50%, 10/25/35 (m)	3,810
4,007	Structured Asset Securities Corp.
	Series 2005-5, Class 2A1, 5.50%, 04/25/35 (m)	3,946
7,900	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C17, Class A2, 4.78%, 03/15/42	7,795
9,401	Washington Mutual, Inc.
	Series 2004-S3, Class 2A1, 5.50%, 07/25/34	9,337
	Wells Fargo Mortgage Backed Securities Trust
3,114	Series 2003-N, Class 1A4, FRN, 4.61%, 12/25/33	3,102
10,100	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	10,016
5,538	Series 2005-9, Class 1A8, 5.50%, 10/25/35	5,469
6,342	Series 2005-11, Class 2A1, 5.50%, 10/25/35	6,286
		164,468
	Total Collateralized Mortgage Obligations
	(Cost $285,861)	279,884
Corporate Bonds — 35.6%
Automobiles — 1.5%
	DaimlerChrysler NA Holding Corp.
3,000	4.13%, 03/07/07 (m)	2,964
3,950	FRN, 4.99%, 05/24/06 (m)	3,957
2,250	Ford Motor Credit Co.
	4.95%, 01/15/08 (m)	2,051
		8,972

2

Capital Markets — 0.6%
3,600	BNP US Funding LLC
	VAR 7.74%, 12/31/49 (e) (m)	3,775
Chemicals — 0.6%
3,500	Huntsman International LLC
	9.88%, 03/01/09 (m)	3,679
Commercial Banks — 11.1%
1,764	Abbey National plc (Britain)
	VAR 7.35%, 12/31/49 (m)	1,799
2,500	Bacob Bank SC (Belgium)
	VAR 7.25%, 12/31/49 (e) (m)	2,589
2,800	BBVA Bancomer Capital Trust I (Mexico)
	10.50%, 02/16/11 (e) (m)	2,842
2,650	BBVA Bancomer S.A. (Cayman Islands)
	VAR 5.38%, 07/22/15 (e) (m)	2,618
1,200	Chohung Bank (South Korea)
	VAR 4.62%, 11/03/14 (e) (m)	1,157
	Citibank Korea, Inc. (South Korea)
2,800	6.95%, 12/06/11	2,849
3,350	VAR 4.68%, 06/18/13	3,300
1,300	Deutsche Bank Capital Funding Trust I (Germany)
	VAR 7.87%, 12/31/49 (e) (m)	1,410
3,500	ForeningsSparbanken AB (Sweden)
	VAR 7.50%, 12/31/49 (e) (m)	3,585
2,000	HSBC Capital Funding LP/Jersey Channel Islands (Jersey)
	VAR 9.55%, 12/31/49 (e) (m)	2,341
4,050	Industrial Bank of Korea (South Korea)
	4.00%, 05/19/14 (e) (m)	3,864
2,000	KBC Bank Funding Trust III
	VAR 9.86%, 11/29/49 (e) (m)	2,314
2,000	Mizuho Preferred Capital Co. LLC
	VAR, 8.79%, 12/31/49 (e) (m)	2,165
1,700	Nordea Bank Finland plc
	VAR 7.50%, 12/31/49 (e) (m)	1,745
400	Royal Bank of Scotland Group plc (ADR) (United Kingdom)
	9.12%, 12/31/49 (m)	459
6,795	Royal Bank of Scotland Group plc (United Kingdom)
	7.82%, 12/31/49 (m)	6,814
5,150	Skandinaviska Enskilda Banken AB (Sweden)
	VAR 8.12%, 09/06/49 (e) (m)	5,268
5,000	Standard Chartered First Bank Korea Ltd. (Korea)
	VAR 6.25%, 10/02/13	5,038
2,950	Svenska Handelsbanken (Sweden)
	VAR 7.12%, 12/31/49 (e) (m)	3,023
7,800	UBS AG
	FRN, 4.15%, 07/20/06	7,794
2,000	Unicredito Italiano Capital Trust II
	VAR 9.20%, 12/31/49 (e)	2,309
1,430	Woori Bank (South Korea)
	VAR, 5.75%, 03/13/14 (e)	1,441
		66,724
Consumer Finance — 0.9%
900	General Motors Acceptance Corp.
	6.75%, 01/15/06 (m)	899
	International Lease Finance Corp.
1,400	3.13%, 05/03/07 (m)	1,365
2,100	4.35%, 09/15/08 (m)	2,059
1,250	MBNA America Bank NA
	4.63%, 08/03/09 (m)	1,238
		5,561
Containers & Packaging — 0.6%
3,500	Smurfit-Stone Container Enterprises, Inc.
	9.75%, 02/01/11 (m)	3,544
Diversified Financial Services — 9.0%
	Counts Trust
3,450	FRN, 5.12%, 08/15/07 (e) (i)	3,473
3,450	FRN 5.17%, 08/15/07 (e) (i)	3,473
2,900	International Lease Finance Corp.
	VAR 6.98%, 10/15/14 (m)	2,946
8,200	Links Finance LLC
	FRN, 4.12%, 09/15/08 (e) (i)	8,199
1,650	Mantis Reef Ltd. (Australia)
	4.69%, 11/14/08 (e) (m)	1,617
6,490	Natexis Ambs Co. LLC
	VAR 8.44%, 12/31/49 (e) (m)	6,996
	Racers

3

6,100	3.89%, 09/20/07(i) (e)	6,077
3,300	FRN 4.04%, 05/09/06 (e) (i)	3,297
6,600	Sigma Finance Corp. (Cayman Islands)
	FRN 3.87%, 09/15/08 (e) (i) (m)	6,588
1,790	Texas Municipal Gas Corp.
	2.60%, 07/01/0 (e)	1,766
1,700	Tokai Preferred Capital Co. LLC
	VAR, 9.98%, 12/31/49 (e)	1,883
890	TRAINS
	7.65%, 06/15/15 (e)	907
3,100	Twin Reefs Pass-Through Trust
	FRN 5.10%, 12/10/49 (e)	3,094
4,150	Two-Rock Pass Through Trust (Bermuda)
	FRN 5.27%, 12/31/49 (e)	4,122
		54,438
Diversified Telecommunication Services — 0.3%
2,000	Sprint Capital Corp.
	SUB 4.78%, 08/17/06 (m)	1,998
Electric Utilities — 1.8%
1,600	CC Funding Trust I
	6.90%, 02/16/07 (m)	1,633
6,050	FPL Group Capital, Inc.
	5.55%, 02/16/08 (m)	6,116
3,300	PSEG Funding Trust I
	5.38%, 11/16/07 (m)	3,309
		11,058
Gas Utilities — 0.9%
5,300	Oneok Inc
	5.51%, 02/16/08 (m)	5,332
Hotels, Restaurants & Leisure — 0.5%
2,650	Starwood Hotels & Resorts Worldwide, Inc.
	7.38%, 05/01/07 (m)	2,720
Insurance — 1.7%
5,350	ASIF Global Financing
	FRN 4.11%, 03/14/08 (e) (m)	5,362
1,500	Nippon Life Insurance (Japan)
	4.88%, 08/09/10 (m)	1,472
3,650	Oil Insurance Ltd. (Bermuda)
	VAR, 4.26%, 04/08/09 (e) (i) (m)	3,614
		10,448
Internet & Catalog Retail — 0.6%
3,500	RH Donnelley, Inc.
	8.88%, 12/15/10 (m)	3,762
Media — 1.1%
2,600	Comcast Cable Communications, Inc.
	6.20%, 11/15/08 (m)	2,670
850	Dex Media East LLC/Dex Media East Finance Co.
	12.13%, 11/15/12 (m)	990
2,650	Echostar DBS Corp.
	9.13%, 01/15/09 (m)	2,783
		6,443
Oil, Gas & Consumable Fuels — 1.0%
1,800	Pemex Project Funding Master Trust
	FRN 5.17%, 06/15/10 (e) (m)	1,862
4,000	Salomon Brothers AG for OAO Gazprom (Germany)
	9.13%, 04/25/07	4,170
		6,032
Paper & Forest Products — 0.4%
2,000	Georgia Pacific Corp.
	7.38%, 07/15/08 (m)	2,115
Real Estate — 1.1%
3,500	Host Marriott LP
	9.25%, 10/01/07 (m)	3,723
	iStar Financial, Inc. REIT
2,000	4.88%, 01/15/09 (m)	1,968
950	5.38%, 04/15/10 (m)	941
		6,632
Thrifts & Mortgage Finance — 1.9%
2,150	Countrywide Home Loans, Inc.
	2.88%, 02/15/07 (m)	2,098
6,750	Spintab AB (Sweden)
	VAR 7.50%, 08/14/49 (e) (m)	6,874
2,500	Washington Mutual, Inc.
	7.50%, 08/15/06 (m)	2,544
		11,516
	Total Corporate Bonds
	(Cost $217,987)	214,749

4

Foreign Government Securities — 2.3%

$4,250	Government of Chile (Chile)
	FRN 4.63%, 01/28/08 (m)	4,267
3,319	Government of Columbia (Columbia)
	9.75%, 04/09/11 (m)	3,734
2,250	Government of Ukraine (Ukraine)
	7.65%, 06/11/13	2,436
3,170	National Agricultural Cooperative Federation (South Korea)
	VAR 5.75%, 06/18/14	3,158
	Total Foreign Government Securities
	(Cost $13,640)	13,595
Municipal Bonds — 1.7%
Illinois — 0.4%
2,350	State of Illinois, Taxable, Pension
	GO, 2.50%, 06/01/08 (m)	2,226
South Carolina — 0.8%
4,700	South Carolina Student Loan Corp.
	Series A-1, Rev., VAR, GTD Student Loans, 3.99%, 06/01/33	4,700
Texas — 0.5%
3,150	Texas State Public Financing Authority, Taxable, Unemployment Compensation
	Series B, Rev., 2.63%, 06/15/06	3,115
	Total Municipal Bonds
	(Cost $10,197)
		10,041
U.S. Government Agency Mortgages — 44.0%
	Federal National Mortgage Association (Pool)
40,300	TBA, 5.00%, 12/15/35	38,764
2,200	TBA, 5.50%, 01/25/20	2,207
86,900	TBA, 5.50%, 01/25/35	85,461
114,990	TBA, 5.50%, 12/25/35	113,229
12,900	TBA, 6.00%, 01/25/35	12,956
12,850	TBA, 6.00%, 12/25/35	12,922

	Total U.S. Government Agency Mortgages
	(Cost $265,449)	265,539
U.S. Treasury Obligations — 0.3%
1,770	U.S. Treasury Notes
	1.63%, 01/15/15
	(Cost $1,707)	1,696

Number of Contracts

Options Purchased — 0.1% (g)
Call Options Purchased on Interest Rate Swaps — 0.0% (g)

13,600	Counterparty Lehman Brothers Special Financing, expiring 01/17/06, exercise rate 4.88%, 3 month LIBOR quarterly, European Style	54

Put Options Purchased on OTC Futures, etc. — 0.1%
	FNMA, 30 Year Fixed, 5.00%, TBA
35,900	expiring 01/05/06 @ 96.69, Eurpoean Style	312
21,900	expiring 01/05/06 @ 95.43, Eurpoean Style	72
18,200	expiring 12/06/05 @ 96.75, Eurpoean Style	119
35,900	expiring 12/06/05 @ 97.20, Eurpoean Style	378
		881
	Total Options Purchased
	(Premium $868)	935

	Total Long-Term Investments
	(Cost $859,141)	848,556
Principal Amounts
Short-Term Investments — 3.0%
Commercial Paper — 1.0%
$6,000	Mane Funding Corp
	4.28%, 01/25/06	5,961
U.S. Treasury Securities — 0.4%
	U.S. Treasury Bills
2,000	3.47%, 12/01/05 (k) (n)	2,000
550	3.95%, 03/23/06 (k) (n)	543
		2,543
Shares
Investment Company — 1.6%
9,429	JPMorgan Prime Money Market Fund (b) (m)	9,429

	Total Short-Term Investments
	(Cost $17,933)	17,933

5

Total Investments — 143.7%
(Cost $877,074)	866,489
Liabilities in Excess of Other Assets — (43.7)%	(263,304)
Net Assets — 100.0%	$603,185

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Gauranteed
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
Rev.	Revenue Bond
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2005.
TBA	To Be Announced
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2005.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
USD	United States Dollar.

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
165	Euro-Dollars	December, 2005	$39,396	$(35)
199	Euro-Dollars	March, 2006	47,369	12

	Short Futures Outstanding
(46)	2 Year U.S. Treasury Notes	March, 2006	(9,434)	13
(178)	5 Year U.S. Treasury Notes	March, 2006	(18,857)	40
(23)	10 Year U.S. Treasury Notes	March, 2006	(2,496)	8
(82)	Euro-Dollars	December, 2006	(19,513)	211
(83)	Euro-Dollars	December, 2007	(19,750)	60
				$309

Forward Foreign Currency Exchange Contracts

Contracts to Sell	Settlement Date		Settlement Value (USD)	Value at 11/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
5,690	EUR	02/23/06	$5,691	$5,744	$(53)

Contracts to Buy
4,850	EUR	02/23/06	$5,767	$5,744	$(23)

Options Written

Call Options Written

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
FNMA, 30 Year Fixed, 5.50%, TBA	98.64	1/5/06	33,100	$(129)	$(100)

6

Put Options Written

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
FNMA, 30 Year Fixed, 5.0%, TBA	96.41	12/6/05	71,800	$(202)	$(262)
FNMA, 30 Year Fixed, 5.0%, TBA	95.87	12/6/05	36,400	(111)	(57)
FNMA, 30 Year Fixed, 5.0%, TBA	95.85	12/6/05	12,100	(27)	(18)
FNMA, 30 Year Fixed, 5.0%, TBA	95.73	1/5/06	71,800	(258)	(269)
FNMA, 30 Year Fixed, 5.0%, TBA	94.35	1/5/06	43,800	(168)	(51)
FNMA, 30 Year Fixed, 5.0%, TBA	95.62	1/5/06	18,200	(82)	(71)
				$(848)	$(728)
Total Options Written				$(977)	$(828)

Short Positions

Principal Amount	Security Description	Value
$(9,200)	Federal National Mortgage Association, 5.00%, 12/25/35 TBA	$(8,849)
(28,800)	Federal National Mortgage Association, 5.00%, 01/25/35 TBA	(27,675)
(3,300)	Federal National Mortgage Association, 5.50%, 12/25/35 TBA	(3,249)
Total Short Positions
(Premiums Received $39,873)		$(39,773)

Credit Default Swaps

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate	Termination Date	Notional Amount (USD)	Unrealized Appreciation (Depreciation) (USD)
Citibank, N.A.	Cargill Inc., 4.38%, 06/01/13	Buy	1.25 BPS quarterly	12/2/05	$4,700,000	$1
Citibank, N.A.	Amerada Hess Corp., 6.65%, 08/15/11	Sell	6.75 BPS quarterly	12/20/05	2,600,000	1
Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Buy	57 BPS semi-annually	10/20/07	3,000,000	7
Citibank, N.A.	General Electric Capital Corp., 3.50%, 05/01/08	Sell	3.5 BPS quarterly	12/20/07	15,000,000	16
Citibank, N.A.	Russian Federation, 5.00%, 03/31/30	Buy	77.5 BPS semi-annually	4/20/10	10,000,000	(405)
Citibank, N.A.	Gazprom, 8.63%, 04/28/34	Buy	125 BPS semi-annually	4/20/10	10,000,000	543
Citibank, N.A.	Gazprom, 8.63%, 04/28/34	Sell	121.5 BPS semi-annually	4/20/10	10,000,000	515
Citibank, N.A.	Russian Federation, 5.00%, 03/31/30	Sell	76 BPS semi-annually	4/20/10	10,000,000	(393)
Citibank, N.A.	United Mexican States, 8.30%, 08/15/31	Buy	50 BPS semi-annually	5/20/10	7,000,000	131
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Sell	58.25 BPS semi-annually	5/20/10	7,000,000	(129)
Citibank, N.A.	United Mexican States, 8.30%, 08/15/31	Buy	52.5 BPS semi-annually	6/20/10	5,000,000	130
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	62.5 BPS semi-annually	6/20/10	5,000,000	(140)
Citibank, N.A.	Government of Venezuela, 9.25%, 09/15/27	Buy	116 BPS semi-annually	9/20/10	5,300,000	71
Citibank, N.A.	Government of Columbia, 10.38%, 01/28/33	Buy	103.5 BPS semi-annually	9/20/10	5,300,000	(105)
Citibank, N.A.	Government of Venezuela, 9.25%, 09/15/27	Sell	129 BPS semi-annually	9/20/10	9,450,000	236
Citibank, N.A.	Government of Columbia, 10.38%, 01/28/33	Sell	118 BPS semi-annually	9/20/10	9,450,000	(310)
Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Sell	148.25 BPS semi-annually	10/20/10	3,000,000	(41)
Deutsche Bank AG, New York	Wachovia Corporation, 3.63%, 02/17/09	Sell	3.5 BPS quarterly	12/20/05	10,000,000	3
Deutsche Bank AG, New York	Government of Brazil, 12.25%, 03/06/30	Buy	52.5 BPS semi-annually	4/20/06	8,200,000	(33)
Deutsche Bank AG, New York	Government of Venezuela, 9.25%, 09/15/27	Sell	26 BPS semi-annually	4/20/06	8,000,000	8
Deutsche Bank AG, New York	Prudential, 6.38%, 06/23/06	Sell	4.75 BPS quarterly	9/20/06	7,600,000	8
Deutsche Bank AG, New York	Coca Cola, 5.75%, 03/15/11	Sell	4 BPS quarterly	12/31/06	5,300,000	9
Deutsche Bank AG, New York	Government of Brazil, 12.25%, 03/06/30	Sell	117.5 BPS semi-annually	4/20/07	8,200,000	196
Deutsche Bank AG, New York	Suntrust Capital III, 2.48%, 03/15/28	Sell	12 BPS quarterly	6/30/07	7,600,000	15
Deutsche Bank AG, New York	Berkshire Hathaway, Inc., 9.75%, 01/15/18	Sell	5 BPS quarterly	3/20/10	12,100,000	17
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Sell	52 BPS semi-annually	6/20/10	4,000,000	84
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Sell	52.5 BPS semi-annually	6/20/10	4,000,000	(98)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Buy	48 BPS semi-annually	7/20/10	10,000,000	(198)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Buy	50.5 BPS semi-annually	7/20/10	10,000,000	190
Deutsche Bank AG, New York	Government of Ukraine, 7.65%, 06/11/13	Buy	86.5 BPS semi-annually	8/20/10	15,000,000	215
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Buy	37.5 BPS semi-annually	8/20/10	15,000,000	(92)
Goldman Sachs Capital Markets	Residential Capital Corp., 6.38%, 06/30/10	Sell	31.25 BPS quarterly	12/20/10	2,700,000	(30)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Buy	30.5 BPS semi-annually	10/20/07	9,600,000	(40)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Sell	27 BPS semi-annually	10/20/07	9,600,000	(27)
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	52 BPS semi-annually	10/20/07	9,600,000	44
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	55.5 BPS semi-annually	10/20/07	9,600,000	57
Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Buy	171.5 BPS semi-annually	9/20/10	6,500,000	41
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Sell	150 BPS semi-annually	9/20/10	6,500,000	(184)
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Sell	130.75 BPS semi-annually	10/20/10	13,000,000	(129)

7

Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Sell	151.75 BPS semi-annually	10/20/10	13,000,000	(170)
Morgan Stanley Capital Servicing	Government of Columbia, 10.38%, 01/28/33	Buy	35 BPS semi-annually	10/20/07	19,750,000	(37)
Morgan Stanley Capital Servicing	Government of Columbia, 10.38%, 01/28/33	Buy	35 BPS semi-annually	10/20/07	4,800,000	(8)
Morgan Stanley Capital Servicing	Government of Venezuela, 9.38%, 01/13/34	Sell	50 BPS semi-annually	10/20/07	19,750,000	35
Morgan Stanley Capital Servicing	Government of Venezuela, 9.25%, 09/15/27	Sell	50 BPS semi-annually	10/20/07	4,800,000	8
Morgan Stanley Capital Servicing	Russian Federation, 5.00%, 03/31/30	Buy	70 BPS semi-annually	4/20/10	7,000,000	222
Morgan Stanley Capital Servicing	United Mexican States, 7.50%, 04/08/33	Sell	56 BPS semi-annually	4/20/10	7,000,000	(171)
Morgan Stanley Capital Servicing	Government of Government of Ukraine, 7.65%, 06/11/13	Sell	95 BPS semi-annually	7/20/10	10,000,000	233
Morgan Stanley Capital Servicing	Russian Federation, 5.00%, 03/31/30	Sell	45 BPS semi-annually	7/20/10	10,000,000	(137)
Morgan Stanley Capital Servicing	Government of Ukraine, 7.65%, 06/11/13	Buy	85 BPS semi-annually	8/20/10	12,000,000	154
Morgan Stanley Capital Servicing	Russian Federation, 5.00%, 03/31/30	Sell	37.5 BPS semi-annually	8/20/10	12,000,000	(74)
Morgan Stanley Capital Servicing	Russian Federation, 12.75%, 06/24/28	Buy	32 BPS semi-annually	9/20/10	2,700,000	(1)
Morgan Stanley Capital Servicing	Government of Government of Ukraine, 7.65%, 06/11/13	Sell	88 BPS semi-annually	9/20/10	2,700,000	36
Morgan Stanley Capital Servicing	Government of Argentina, 8.28%, 12/31/33	Buy	169 BPS semi-annually	10/20/10	6,200,000	1
Morgan Stanley Capital Servicing	Government of Brazil, 12.25%, 03/06/30	Buy	145 BPS semi-annually	10/20/10	6,200,000	(130)
Morgan Stanley Capital Servicing	Government of Brazil, 12.25%, 03/06/30	Buy	167.5 BPS semi-annually	10/20/10	3,850,000	(154)
Morgan Stanley Capital Servicing	Government of Argentina, 8.28%, 12/31/33	Sell	200 BPS semi-annually	10/20/10	3,850,000	100
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 03/31/30	Buy	72 BPS semi-annually	4/20/10	31,000,000	(1,318)
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 03/31/30	Buy	62.5 BPS semi-annually	4/20/10	20,000,000	669
Union Bank of Switzerland AG, London	Aries, 9.60%, 10/25/14	Sell	71 BPS semi-annually	4/20/10	31,000,000	1,438
Union Bank of Switzerland AG, London	United Mexican States, 7.50%, 04/08/33	Sell	56.5 BPS semi-annually	4/20/10	20,000,000	(640)
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 03/31/30	Buy	45 BPS semi-annually	8/20/10	6,500,000	(94)
Union Bank of Switzerland AG, London	Government of Government of Ukraine, 7.65%, 06/11/13	Sell	92 BPS semi-annually	8/20/10	6,500,000	135
						$280

Forward Rate Swaps

Swap Counterparty	Rate Type		Termination Date	Notional Amount (USD)	Unrealized Appreciation (Depreciation) (USD)
	Payments made by	Payments received by
	the Fund	the Fund
Merrill Lynch Capital Services	3 month LIBOR	4.82% semi-annually	03/13/06	$513,600	$55
Merrill Lynch Capital Services	3 month LIBOR	4.78% semi-annually	03/13/06	241,700	(3)
					$52

Interest Rate Swaps

	Rate Type				Unrealized
Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Appreciation (Depreciation) (USD)
Citibank, N.A.	3 month LIBOR	4.55% semi-annually	10/04/07	$20,650	$(44)
Citibank, N.A.	4.63% semi annually	3 month LIBOR	10/04/10	8,900	52
Citibank, N.A.	4.75% semi annually	3 month LIBOR	10/13/10	12,000	80
Citibank, N.A.	4.91% semi annually	3 month LIBOR	10/31/10	9,000	(4)
Citibank, N.A.	4.96% semi annually	3 month LIBOR	10/31/12	2,500	(1)
Credit Suisse First Boston International	5.12% semi annually	3 month LIBOR	11/14/15	8,085	(49)
Deutsche Bank AG, New York	4.48% semi annually	3 month LIBOR	09/14/12	24,000	610
Deutsche Bank AG, New York	4.85% semi annually	3 month LIBOR	10/24/12	5,750	30
Deutsche Bank AG, New York	5.11% semi annually	3 month LIBOR	11/14/15	7,780	(54)
Deutsche Bank AG, New York	5.03% semi annually	3 month LIBOR	11/18/15	7,765	12
Merrill Lynch Capital Services	5.10% semi annually	3 month LIBOR	11/09/12	42,561	(318)
					$314

Price Lock/Spread Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Unrealized Appreciation (Depreciation) (USD)
Barclays (a)	30 YR FNMA, 6.00%, TBA, 01/06	100.13	1/5/06	$130,000	$(376)
Barclays (b)	30 YR FNMA 6.00%, TBA, 12/05	100.27	12/6/05	130,000	315
Citibank, N.A. (a)	30 YR FNMA 5.5%, TBA, 12/05	97.84	12/6/05	29,700	(195)
Citibank, N.A. (a)	30 YR FNMA, 5.0%, TBA, 01/06	95.63	1/5/06	40,000	(203)
Citibank, N.A. (a)	30 YR FNMA, 5.5%, TBA, 12/05	98.06	1/5/06	55,000	(183)
Citibank, N.A. (a)	15 YR FNMA, 4.5%, TBA, 01/06	96.53	1/11/06	22,000	(29)
Citibank, N.A. (b)	U.S. Treasury Notes, 3.88%, 07/31/07	99.18	12/5/05	35,300	(4)
Citibank, N.A. (b)	15 YR FNMA 5.5%, TBA, 12/05	100.67	12/8/05	37,000	(65)
Citibank, N.A. (b)	30 YR FNMA 5.5%, TBA, 01/06	99.09	1/5/06	20,000	(140)
Citibank, N.A. (b)	30 YR FNMA, 4.5%, TBA, 01/06	92.86	1/5/06	20,000	119
Citibank, N.A. (b)	4 YR Spread Lock	48.99	02/01/06	19,000	(7)
Credit Suisse First Boston International (a)	U.S. Treasury Notes, 4.0%, 04/15/10	98.27	12/21/05	69,100	(1)

8

Credit Suisse First Boston International (b)	U.S. Treasury Notes, 4.0%, 08/31/07	99.19	12/14/05	62,000	65
Credit Suisse First Boston International (b)	U.S. Treasury Notes, 3.38%, 02/15/08	97.92	12/20/05	7,500	(6)
Credit Suisse First Boston International (b)	U.S. Treasury Notes, 3.38%, 02/28/07	98.79	12/20/05	212,950	(155)
					$(865)

(a) Fund pays the excess of the fixed rate over the price and receives the excess of the price over the fixed rate.

(b) Fund pays the excess of the price over the fixed rate and receives the excess of the fixed rate over the price.

Total Return Swaps

Swap Counterparty	Referenced Obligation	Termination Date	Notional Amount (USD)	Unrealized Appreciation (Depreciation) (USD)
Deutsche Bank, AG New York (a)	Lehman Brothers 8.5 AAA CMBS Index	01/01/06	$13,200	$(27)

(a) Fund receives positive when the spread tightens and pays negative when the spread widens

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,238
Aggregate gross unrealized depreciation	(13,823)
Net unrealized appreciation/depreciation	$(10,585)

Federal income tax cost of investments	$877,074

9

JPM Tax Free Money Market Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
Municipal Commercial Paper — 7.8%
California — 0.6%
48,000	California Economic Development Financing Authority
	3.00%, 01/17/06	48,000
30,000	California State Department of Water Resources
	2.79%, 01/12/06	30,000
20,000	State of California
	2.64%, 12/07/05	20,000
District of columbia—0.2%
	District of Columbia
10,000	3.05%, 01/30/06	10,000
15,500	2.70%, 12/06/05	15,500
Florida — 1.0%
	Florida Sunshine State
21,025	2.75%, 12/06/05	21,025
21,155	2.80%, 01/10/06	21,155
40,400	2.80%, 01/13/06	40,400
	Florida Municipal Power Agency
32,052	2.75%, 12/05/05	32,052
20,000	3.00%, 12/07/05	20,000
19,570	Jacksonville Health Facilities Authority
	2.65%, 12/20/05	19,570
13,200	Palm Beach
	2.67%, 12/07/05	13,200
Maryland — 0.4%
	Maryland State Health & Higher Educational Facilities Authority
39,300	3.00%, 01/24/06	39,300
20,450	2.72%, 12/06/05	20,450
Massachusetts — 0.3%
41,800	Massachusetts State Water Resources Authority
	2.70%, 12/02/05	41,800

Minnesota — 0.2%
10,000	Mayo Clinic
	2.73%, 12/01/05	10,000
16,000	State of Minnesota, Healthcare
	2.77%, 12/01/05	16,000
Nevada — 0.7%
	Clark County
9,000	2.75%, 12/01/05	9,000
35,000	2.75%, 01/05/06	35,000
10,000	2.78%, 01/05/06	10,000
	Las Vegas Valley Water District
11,000	3.00%, 01/24/06	11,000
18,755	3.02%, 12/04/05	18,755
29,500	3.10%, 01/06/06	29,500
New Mexico — 0.1%
12,366	Clipper Tax-Exempt Certificate Trust
	3.24%, 12/01/05	12,366
New York — 0.4%
	Metropolitan Transportation Authority
25,000	2.68%, 12/01/05	25,000
39,000	2.70%, 12/06/05	39,000

North Carolina — 0.1%
12,300	City of Charlotte
	2.75%, 04/05/06	12,300
Ohio — 0.2%
40,000	Cuyahoga County Municipal
	2.70%, 12/06/05	40,000
Pennsylvania — 0.4%
	University of Pittsburgh
30,000	2.72%, 12/05/05	30,000
25,000	2.80%, 01/09/06	25,000
10,500	Montgomery County IDA
	2.75%, 12/14/05	10,500
Tennessee — 0.3%
34,425	State of Tennessee
	2.80%, 01/12/06	34,425
15,000	Metropolitan Government Nashville Municipal
	2.85%, 03/01/06	15,000

Texas — 2.3%
	City of Dallas, Water
12,199	2.73%, 12/01/05	12,199
28,480	2.80%, 01/09/06	28,480
54,507	2.85%, 02/01/06	54,507
15,000	2.90%, 02/07/06	15,000
30,000	City of San Antonio
	2.91%, 03/09/06	30,000
32,000	North Central Texas
	2.96%, 01/10/06	32,000
	Texas Department of Transportation
20,000	2.72%, 12/01/05	20,000
17,000	2.72%, 12/09/05	17,000
	Texas Municipal Power Agency
15,000	2.75%, 12/05/05	15,000
22,000	2.75%, 12/05/05	22,000
15,000	3.00%, 12/07/05	15,000
10,250	3.00%, 01/24/06	10,250
75,000	Texas Housing Municipal
	2.85%, 01/18/06	75,000
35,200	Texas Publishing Financial Authority
	2.73%, 12/02/05	35,200
Utah — 0.7%
	Intermountain Power Agency
35,700	2.70%, 12/01/05	35,700
53,400	2.75%, 12/02/05	53,400
32,300	2.73%, 12/05/05	32,300
Vermont — 0.0%
8,000	University of Vermont Municipal
	2.65%, 12/01/05	8,000
	Total Municipal Commercial Paper
	(Cost $228,586)	1,286,334
Municipal Bonds — 97.7%
Alabama — 0.9%
20,900	ABN-AMRO Munitops Certificate Trust
	Series 2002-21, Rev., VAR, MBIA, 3.11%, 12/07/05	20,900
800	Alabama Special Care Facilities Financing Authority, Montgomery Hospital
	Series 1999-6, Rev., VAR, FGIC, 2.90%, 12/07/05	800
5,000	Birmingham Airport Authority, Municipal Securities Trust Receipts
	Series SGA-47, Rev., VAR, MBIA, 3.03%, 12/02/05	5,000
15,000	DCH Health Care Authority, Alabama Healthcare Facilities
	Rev., VAR, LOC: Regions Bank, 3.05%, 12/01/05	15,000
2,385	Infirmary Health System Special Care Facilities Financing Authority
	Series A, Rev., VAR, LOC: Regions Bank, 3.05%, 12/06/05	2,385
32,030	Jefferson County, Sewer
	Sub Series B-5, Rev., VAR, XLCA, 3.05%, 12/05/05	32,030
5,735	Jefferson County, Sewer, EAGLE
	Series 2002-6016, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.08%, 12/03/05	5,735
	Montgomery BMC Special Care Facilities Financing Authority, Hospital VHA Alabama, Inc.
5,800	Series C, Rev., VAR, AMBAC, 3.00%, 12/04/05	5,800
5,000	Series D, Rev., VAR, AMBAC, 3.00%, 12/04/05	5,000
9,000	Series F, Rev., VAR, AMBAC, 3.00%, 12/07/05	9,000
31,400	Montgomery IDA, General Electric Co., Project
	Rev., VAR, 2.94%, 12/01/05	31,400
4,000	Selma IDB, Specialty Minerals Project
	Rev., VAR, LOC: Wachovia Bank of Georgia, 3.12%, 12/01/05	4,000
5,765	Tuscaloosa County Board of Education, Special Tax
	TAW, VAR, LOC: Regions Bank, 3.06%, 12/02/05	5,765
		142,815
Alaska — 0.8%
1,600	Alaska Housing Finance Corp., Floating Rate Trust Receipts
	Series L-25, Regulation D, Rev., VAR, MBIA, 3.09%, 12/05/05	1,600
9,345	Alaska Housing Finance Corp., Government Purpose
	Series B, Rev., VAR, MBIA, 2.98%, 12/03/05	9,345
	Alaska Housing Finance Corp., Merlots
38,005	Series D, Rev., MBIA, LIQ: Wachovia Bank N.A., 3.02%, 12/07/05	38,005
8,625	Regulation D, Rev., MBIA, LIQ: Lehman Liquidity Co., 3.09%, 12/01/05	8,625
10,000	Alaska Housing Finance Corp., State Capital Project
	Series C, Rev., VAR, MBIA, 3.05%, 12/06/05	10,000
14,400	City of North Slope Boro
	Series A, VAR, GO, MBIA, 3.08%, 12/06/05	14,400
6,400	City of Valdez, BP Pipelines, Inc., Project
	Series A, Rev., VAR, 3.00%, 12/01/05	6,400
	City of Valdez, Marine Term, Exxon Pipeline Co. Project
28,800	Series A, Rev., 2.91%, 12/01/05	28,800

4,760	Series B, Rev., 2.91%, 12/01/05	4,760
4,000	Series C, Rev., 2.91%, 12/01/05	4,000
		125,935
Arizona — 1.4%
	Apache County IDA, IDR, Tucson Electric Power Co.
4,200	Series 83-A, Rev., VAR, LOC: Credit Suisse First Boston, 2.94%, 12/02/05	4,200
42,500	Series 83-B, Rev., VAR, LOC: Bank of New York, 3.00%, 12/04/05	42,500
7,700	Apache County IDA, IDR, Tucson Electric Power Co., Springerville
	Rev., VAR, LOC: Credit Suisse First Boston, 2.94%, 12/07/05	7,700
	Arizona State University
10,000	Series A, Rev., VAR, AMBAC, 2.97%, 12/05/05	10,000
5,000	Series B, Rev., VAR, AMBAC, 2.97%, 12/05/05	5,000
7,660	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments
	Series A, Rev., VAR, LIQ: FNMA, 3.08%, 12/02/05	7,660
3,840	Maricopa County Public Finance Corp., Floating Rate Certificates
	Series 511, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/06/05	3,840
11,000	Phoenix Civic Improvement Corp., EAGLE
	Series 720050040, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.08%, 12/02/05	11,000
40,460	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien
	Series A, Rev., VAR, MBIA, 3.00%, 12/06/05	40,460
5,330	Phoenix IDA, Multi-Family Housing, CenterTree Apartments Project
	Series A, Rev., VAR, LIQ: FNMA, 3.12%, 12/02/05	5,330
2,000	Phoenix IDA, Del Mar Terrace
	Series A, Rev., VAR, 2.98%, 12/05/05	2,000
	Pima County IDA, Tucson Electric Irvington
19,350	Rev., VAR, FNMA AGMT, LOC: Credit Suisse First Boston, 3.00%, 12/05/05	19,350
21,600	Rev., VAR, LOC: Bank of New York, 3.00%, 12/07/05	21,600
25,000	Salt River Project, Agricultural Improvement & Power District, Electric Systems
	Series SG-160, Rev., VAR, 3.08%, 12/06/05	25,000
15,800	University of Arizona, Main Campus & Research
	Series A, Rev., VAR, AMBAC, 2.96%, 12/02/05	15,800
4,100	University of Arizona, Student Union Bookstore
	Series B, COP, VAR, AMBAC, 2.96%, 12/01/05	4,100
		225,540
Arkansas — 0.1%
5,500	Columbia County, Solid Waste Disposal, Albemarle Corp. Project
	Rev., VAR, LOC: Bank of America N.A., 3.12%, 12/01/05	5,500
6,300	Little Rock Metrocentre Improvement District No.1, Little Rock Newspapers, Inc.
	Rev., VAR, LOC: Bank of New York, 3.00%, 12/01/05	6,300
		11,800
California — 5.5%
2,450	Abag Finance Authority for Nonprofit Corps, Colma Bart Apartments
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.07%, 12/02/05	2,450
3,000	Abag Finance Authority for Nonprofit Corps., Paragon Apartments
	Series A, Rev., VAR, LOC: Comerica Bank, 3.11%, 12/02/05	3,000
6,995	ABN AMRO Munitops Certificate Trust
	Series 2003-11, GO, VAR, FSA, 3.07%, 12/04/05	6,995
2,000	Alvord Unified School District, Food Services Bridge Funding Program
	COP, VAR, FSA, 2.97%, 12/05/05	2,000
3,600	Anaheim Housing Authority, Multi-Family Housing, Bel Page Project
	Series A, Rev., VAR, FNMA, 2.98%, 12/03/05	3,600
8,500	Auburn Union School District
	COP, VAR, FSA, 3.03%, 12/05/05	8,500
18,600	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
	Series C, Rev., VAR, AMBAC, 2.97%, 12/05/05	18,600
2,500	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project
	Rev., VAR, LOC: Mellon Bank N.A., 2.99%, 12/07/05	2,500
1,720	California Educational Facilities Authority, Stanford University
	Series L-3, Rev., VAR, 2.78%, 12/07/05	1,720
17,790	California Educational Facilities Authority, University of San Francisco
	Rev., VAR, LOC: Allied Irish Bank plc, 2.96%, 12/06/05	17,790
	California Housing Finance Agency
15,805	Series A, AMT, Rev., VAR, 3.00%, 12/05/05	15,805
14,995	Series MT-036, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.11%, 12/07/05	14,995
	California Housing Finance Agency, Home Mortgage
7,300	Series F, Rev., VAR, FSA, 2.99%, 12/02/05	7,300
28,000	Series M, AMT, Rev., VAR, 2.99%, 12/01/05	28,000
1,280	California Housing Finance Agency, Multi-Family Housing
	Series A, Rev., VAR, LOC: Helaba, 2.97%, 12/01/05	1,280

1,125	Series G, VAR, Rev, 3.09%, 12/02/05	1,125
1,520	California Infrastructure & Economic Development Bank, Colburn School
	Series B, Rev., VAR, LOC: Bank of America N.A., 3.02%, 12/05/05	1,520
6,000	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project
	Rev., VAR, LOC: Union Bank of California N.A., 3.18%, 12/07/05	6,000
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project
	Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 2.99%, 12/03/05	1,610
1,535	California Infrastructure & Economic Development Bank, IDR, Standard Abrasive Manufacturing Project
	Series A, Rev., VAR, LOC: Mellon First Business Bank, 2.99%, 12/05/05	1,535
10,325	California State Department of Water Resources
	Series B-2, Rev., VAR, LOC: BNP Paribas, 3.02%, 12/01/05	10,325
	California State Department of Water Resources, Power Supply
125	Series B-3, Rev., VAR, LOC: Bank of New York, 2.94%, 12/01/05	125
2,700	Series B-6, Rev., VAR, LOC: State Street Bank & Trust Co., 2.95%, 12/01/05	2,700
2,950	Series C-12, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 2.97%, 12/01/05	2,950
1,275	California State Public Works Board
	Series PA-814, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.06%, 12/01/05	1,275
21,000	California State University, EAGLE
	Series 720050014, Rev., AMBAC, LIQ: Citibank N.A., 3.06%, 12/06/05	21,000
1,700	California Statewide Communities Development Authority
	Series 909, COP, VAR., MBIA, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/04/05	1,700
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments
	Series F-1, Rev., VAR, LIQ: FNMA, 3.08%, 12/03/05	3,420
29,005	California Statewide Communities Development Authority, Multi-Family Housing, Arbor Ridge Apartments
	Series X, Rev., VAR, LIQ: FNMA, 2.97%, 12/03/05	29,005
3,300	California Pollution Control Financing Authority, ExxonMobil Project, PCR
	Rev., VAR, 2.80%, 12/01/05	3,300
43,800	Charter Mac Floater Certificate Trust I
	Series 1, Rev., VAR, AMT, MBIA, 3.10%, 12/05/05	43,800
3,110	Chino Basin Regional Financing Authority, Inland Empire Utilities
	Series A, Rev., VAR, AMBAC, 2.92%, 12/07/05	3,110
7,200	City of Camarillo, Multi-Family Housing, Heritage Park
	Series A, Rev., VAR, FNMA COLL, 2.98%, 12/03/05	7,200
1,800	City of Fremont, Multi-Family Housing, Creekside Village Apartments, California Multi-Family Housing
	Series D, Rev., VAR, LOC: FHLMC, 2.97%, 12/06/05	1,800
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, California Multi-Family
	Series A, Rev., VAR, FNMA COLL AGMT, 2.97%, 12/04/05	3,950
2,636	City of Glendale, Hospital
	Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.08%, 12/04/05	2,635
3,000	City of Hemet, Multi-Family Housing, Sunwest Retirement
	Series A, Rev., VAR, FHLMC, 3.02%, 12/06/05	3,000
290	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 00-18, Special Assessment
	Series A, VAR, LOC: Bank of New York, 2.95%, 12/01/05	290
312	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Special Assessment
	VAR, LOC: KBC Bank N.V., 2.95%, 12/01/05	312
400	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 94-15, Special Assessment
	Rev., VAR, LOC: State Street Bank & Trust Co., 2.95%, 12/01/05	400
100	City of Lodi, Electric Systems, Certificates
	Series A, COP, VAR, MBIA, 2.92%, 12/07/05	100
2,695	City of Long Beach, Harbor
	Series A, Rev., VAR, MBIA, 2.98%, 12/02/05	2,695
8,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project
	Series A, Rev, VAR, LIQ: FNMA, 3.08%, 12/07/05	8,800
895	City of Newport Beach, Hoag Memorial Presbyterian Hospital
	Rev., VAR, 2.87%, 12/01/05	895
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project
	Rev., VAR, FHLMC, 2.96%, 12/07/05	3,000
500	City of San Leandro, Multi-Family Housing, Parkside
	Series A, Rev., VAR, FNMA, 2.93%, 12/01/05	500
2,200	Colton Redevelopment Agency, Multi-Family Housing
	Series 1985-A, Rev., VAR, LOC: Coast Federal Bank, 2.98%, 12/06/05	2,200
	East Bay Municipal Utility District Wastewater Treatment

1,390	Sub Series A, Rev., VAR, FSA, 2.92%, 12/04/05	1,390
3,120	Sub Series B, Rev., VAR, FSA, 2.93%, 12/04/05	3,120
2,300	Sub Series B-2, Rev., VAR, XLCA, 2.92%, 12/01/05	2,300
4,650	Sub Series 2, Rev., VAR, XLCA, 3.01%, 12/01/05	4,650
2,530	Eastern Municipal Water District, Water & Sewer
	Series B, COP, VAR, MBIA, 2.97%, 12/07/05	2,530
4,100	Grant Joint Union High School District, Bridge Funding Program
	COP, VAR, FSA, 2.97%, 12/05/05	4,100
6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program
	COP, VAR, FSA, 2.97%, 12/07/05	6,360
26,900	Long Beach Bond Finance Authority, Tax Allocation
	Series 812, Class D, VAR, INS: AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/01/05	26,900
6,660	Los Angeles Community College District
	Series ROCS-II-R-71, GO, VAR, MBIA, LIQ: Salomon Smith Barney, 3.06%, 12/02/05	6,660
5,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Second & Central Apartments Project
	Series A, Rev., VAR, LOC: HSBC Bank USA, 2.98%, 12/02/05	5,300
3,200	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Security Building Project
	Series A, Rev., VAR, LIQ: FNMA, 3.02%, 12/05/05	3,200
15,000	Los Angeles Convention & Exhibit Center Authority
	Series D, Rev., VAR, AMBAC, 2.93%, 12/04/05	15,000
10,000	Los Angeles County
	Series A, Rev., TRAN, 4.00%, 06/30/06	10,082
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II
	Series C, Rev., VAR, FNMA COLL AGMT, 3.02%, 12/02/05	5,440
2,500	Los Angeles County, Metropolitan Transportation Authority
	Series A, Rev., VAR, MBIA, 2.97%, 12/07/05	2,500
2,230	Los Angeles County, Pension Obligation
	Series C, Rev., VAR, AMBAC, 2.92%, 12/05/05	2,230
	Los Angeles Department of Water & Power
170	Series PT-1949, Rev., LIQ: Merrill Lynch Capital Services, 3.06%, 12/01/05	170
1,985	Series ROCS-RR-II-R-4510, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.06%, 12/01/05	1,985
1,000	Sub Series B-2, Rev., VAR, 2.95%, 12/01/05	1,000
1,000	Sub Series B-4, Rev., VAR, 3.00%, 12/01/05	1,000
	Los Angeles Unified School District
13,442	Series 924, GO, VAR, FSA, LIQ; Morgan Stanley Municipal Funding, 3.04%, 12/01/05	13,442
1,995	Series PA-1115, GO, VAR, FSA, 3.06%, 12/01/05	1,995
4,000	Manteca Financing Authority, Municipal Securities Trust Receipts
	Series SGA-147, Rev., VAR, MBIA, LIQ: Societe Generale, 3.00%, 12/05/05	4,000
	Metropolitan Water District of Southern California, Waterworks
1,600	Series B-1, Rev., VAR, 2.95%, 12/01/05	1,600
5,600	Series B-2, Rev., VAR, 3.00%, 12/06/05	5,600
1,900	Series B-3, Rev., VAR, 2.94%, 12/01/05	1,900
2,880	Series C-1, Rev., VAR, 2.94%, 12/01/05	2,880
710	Series C-2, Rev., VAR, 3.00%, 12/02/05	710
12,200	Series C-3, Rev., VAR, 2.98%, 12/01/05	12,200
5,600	Morgan Hill Unified School District, Floating Rate Receipts
	Series SG-145, GO, VAR, FGIC, 3.06%, 12/01/05	5,600
	Municipal Securities Pool Trust, Floating Rate Trust Receipts
5,120	Series 1999-73, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.00%, 12/06/05 (e) (m)	5,120
22,495	Series 2000-96, Class A, GO, VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 2.99%, 12/05/05 (e) (m)	22,495
18,490	Series 2005-242, Class A, FSA, LIQ: Bear Stearns Capital Markets, 3.00%, 04/01/06 (m)	18,490
1,300	Series 9042, Class A, GO, VAR, MBIA, LOC: Bear Stearns Capital Market, 3.00%, 12/06/05 (e)	1,300
67,985	Series SG-PG-17, VAR, 3.19%, 12/06/05	67,985
600	Orange County Sanitation District
	Series A, COP, VAR, 2.95%, 12/01/05	600
2,005	Orange County Apartment Development Corp.
	Series F, Rev., VAR, LOC: Bank of America N.A., 3.02%, 12/03/05	2,005
3,900	Orange County Apartment Development Corp., Bear Brand Apartments Project
	Series Z, Rev., VAR, LOC: FHLMC, 2.97%, 12/07/05	3,900
10,900	Orange County Apartment Development Corp., Wood Canyon Villas, Issue E
	Series E, Rev., VAR, LIQ: FNMA, 2.97%, 12/03/05	10,900
1,600	Port of Oakland, Trust Receipts
	Series 5, Class F, Rev., VAR, FGIC, 3.06%, 12/07/05	1,600

10,600	Poway Unified School District, School Facilities Funding Program
	COP, VAR, FSA, 2.97%, 12/07/05	10,600
3,850	Rancho Water District Financing Authority
	Series A, Rev., VAR, FGIC, 2.90%, 12/07/05	3,850
9,000	Riverside Country Asset Leasing Corp., Southwest Justice Center
	Series B, Rev., VAR, MBIA, 2.92%, 12/07/05	9,000
2,900	Riverside County, Public Facilities
	Series B, COP, VAR, LOC: State Street Bank & Trust Co., 2.95%, 12/01/05	2,900
1,200	Riverside Unified School District, School Facility Bridge Program
	COP, VAR, FSA, 2.97%, 12/06/05	1,200
17,500	Sacramento County
	Series A, Rev., TRAN, 4.00%, 07/10/06	17,651
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford
	Series D, Rev., VAR, FNMA, 3.02%, 12/07/05	4,000
3,500	San Diego County
	COP, VAR, LOC: Allied Irish Bank plc, 3.04%, 12/06/05	3,500
	San Diego Unified School District
5,000	Series 964,Class D, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/03/05	5,000
3,130	Series PT-2176, GO, VAR, FGIC, 3.06%, 12/01/05	3,130
4,990	San Francisco City & Country Airports Commission
	Series SG-88, VAR, 3.06%, 12/01/05	4,990
13,300	San Francisco City & County Airports Commission, International Airport, Municipal Securities Trust Receipts
	Series SGA-50, VAR, MBIA, 3.01%, 12/03/05	13,300
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments
	Series F, Rev., VAR, FNMA, LIQ: FNMA, 3.05%, 12/05/05	1,800
4,650	Southern California Home Financing Authority, Single Family Housing
	Series A, Rev., VAR, AMT, 2.98%, 12/04/05	4,650
	Southern California Public Power Authority, Southern Transmission project
5,600	Rev., VAR, AMBAC, LOC: Lloyds TSB Bank plc, 2.92%, 12/05/05	5,600
13,500	Series B, Rev., VAR, FSA, 2.95%, 12/07/05	13,500
5,400	Series C-2, GO, VAR, LOC: Landesbank Hessen-Thueringen, 2.97%, 12/01/05	5,400
50,100	Series C-6, Rev., VAR, LOC: Citibank N.A., 2.95%, 12/01/05	50,100
5,000	Series C-12, Rev., VAR, 2.94%, 12/01/05	5,000
4,300	Series C-18, Rev., VAR, 2.95%, 12/01/05	4,300
15,500	Series SGB 60-1, VAR, GO, LIQ: Societe Generale, 3.08%, 12/01/05	15,500
5,000	Series PA-594, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.06%, 12/03/05	5,000
16,000	Sub Series A-2, GO, VAR, LOC: Calyon Bank, 3.07%, 01/18/06	16,000
15,000	Sub Series A-3, GO, VAR, LOC: Bank of America N.A., 3.10%, 01/18/06	15,000
23,600	Sub Series B-5, GO, VAR, LOC: Depfa Bank plc, 3.07%, 01/25/06	23,600
	State of California, Economic Recovery
1,100	Series C-2, Rev., VAR, 2.94%, 12/01/05	1,100
25,000	Series C-16, Rev., VAR, 2.95%, 12/01/05	25,000
12,000	Series 932, GO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/03/05	12,000
13,505	State of California, Kindergarten, Public University
	Series A-7, GO, VAR, LOC: Citibank N.A., 3.02%, 12/05/05	13,505
	State of California, Municipal Securities Trust Receipts
5,000	Series SGA-54, Rev., VAR, GO, AMBAC, 3.00%, 12/06/05	5,000
4,200	Series SGA-58, Rev., VAR, FGIC, 3.00%, 12/06/05	4,200
4,175	West Contra Costa Unified School District
	Series PT-1828, VAR, GO, FGIC, 3.06%, 12/04/05	4,175
500	Western Riverside County, Regional Wastewater Authority, Regional Wastewater Treatment
	Rev., VAR, LOC: Dexia Credit Local, 2.95%, 12/01/05	500
		907,102
Colorado — 2.1%
6,750	Adams County Housing Authority, Multi-Family Housing, Semper Village Apartments Project
	Series A, Rev., VAR, LIQ: FNMA, 3.12%, 12/01/05	6,750
7,100	Arapahoe County, Multi-Family Housing, Highline Oaks Apartments
	Rev., VAR, LIQ: FNMA, 2.98%, 12/01/05	7,100
11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run
	Rev., VAR, LIQ: FHLMC, 3.06%, 12/06/05	11,310
2,560	City of Arvada, Colorado Water
	Rev., VAR, FSA, 2.85%, 12/02/05	2,560
3,150	City of Colorado Springs, The Colorado College
	Rev, VAR, 3.04%, 12/06/05	3,150
	City of Colorado Springs, Utilities
56,200	Series A, Rev., VAR, Sub Lien, 3.00%, 12/02/05	56,200
690	Series PT-367, Rev., VAR, 3.09%, 12/07/05	690
6,975	City of Thornton
	Series RR-II-R-1052, COP, VAR, AMBAC, LIQ: Salomon Smith Barney, 3.07%, 08/04/06	6,975

4,880	Colorado Housing & Finance Authority
	Series AA-3, Class I, Rev., VAR, 3.06%, 12/07/05	4,880
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project
	Series I, Rev., VAR, FNMA, 2.99%, 12/06/05	1,600
2,500	Colorado Student Obligation Bond Authority, Student Loans, Senior Lien
	Series A-3, Rev., VAR, AMBAC, 3.03%, 12/07/05	2,500
	Denver City & County, Airport
40,000	Series A, Rev., VAR, AMT, 3.00%, 12/05/05	40,000
5,000	Series N-12, Regulation D, Rev., VAR, FGIC, 3.14%, 12/06/05	5,000
4,985	Series II-R-98, Rev., VAR, FSA, LIQ: Citibank N.A., 3.12%, 12/01/05	4,985
14,945	Denver City & County Convention Center Project
	Series B, Rev., VAR, FSA, 3.04%, 12/04/05	14,945
	Denver City & County Wellington E Web Project
57,945	Series C-2, Rev., VAR, COP, AMBAC, 2.99%, 12/02/05	57,945
5,000	Series C-3, Rev., VAR, COP, AMBAC, 2.99%, 12/02/05	5,000
12,500	Denver Urban Renewal Authority, Tax Allocation
	Series PT-999, Rev., VAR, LIQ: Merrill Lynch & Co., 3.13%, 12/07/05	12,500
6,110	Jefferson County School District R-001
	Series ROCS-II-R-6516, GO, VAR, FSA, LIQ: Citibank N.A., 3.08%, 12/07/05	6,110
13,250	Park Creek Metropolitan District
	Series S, Rev., VAR, LIQ: Goldman Sachs, 3.08%, 12/04/05	13,250
	State of Colorado
50,000	TRAN, Rev., 3.75%, 06/27/06	50,308
30,000	TRAN, Rev., 4.00%, 06/27/06	30,228
		343,986
Connecticut — 0.3%
30,785	Connecticut State Health & Educational Facilities Authority
	Series 891, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.08%, 12/01/05	30,785
	Connecticut State Health & Educational Facilities Authority, Community Renewal Team
1,100	Series A, Rev., VAR, LOC: Fleet National Bank, 3.01%, 12/05/05	1,100
10,100	Series B-3, Rev., VAR, AMBAC, 3.03%, 12/07/05	10,100
2,500	Connecticut State Housing Finance Authority, Housing Mortgage Finance Program
	Sub Series D-3, Rev., VAR, AMBAC, 3.00%, 12/01/05	2,500
	State of Connecticut
4,945	Series PA-879-R, GO, VAR, 3.05%, 12/03/05	4,945
5,495	Series PA-1056, GO, VAR, FSA, 3.05%, 12/02/05	5,495
		54,925
Delaware — 1.6%
	ABN AMRO Munitops Certificate Trust
17,676	Series 1998-16, Rev., VAR, MBIA, 3.11%, 12/06/05	17,676
10,485	Series 2001-27, Rev., VAR, FSA, 3.18%, 12/02/05	10,485
7,000	Delaware River & Bay Authority
	Series B, Rev., VAR, AMBAC, 3.00%, 12/02/05	7,000
	Delaware State EDA, Hospital Billing
13,425	Series B, Rev., VAR, AMBAC, 2.90%, 12/06/05	13,425
30,000	Series C, Rev., VAR, AMBAC, 2.90%, 12/06/05	30,000
	Municipal Securities Pool Trust, Trust Receipts, Weekly Floating Rate Receipts
35,675	Series SG-P-16, Rev., VAR, 3.19%, 12/03/05	35,675
56,382	Series SG-P-18, Rev., VAR, LIQ: Societe Generale, 3.19%, 12/05/05	56,382
3,245	Series SG-P-19, Rev., VAR, FGIC, LIQ: Societe Generale, 3.19%, 12/03/05	3,245
	Puttable Floating Option Tax-Exempt Receipts
8,500	Series PPT-34, Rev., VAR,3.35%, 12/07/05	8,500
47,680	Series PPT-12, Rev., VAR, 3.19%, 12/06/05	47,680
32,415	Puttable Floating Option Tax-Exempt Receipts, Sun America Trust
	Series 2001-2, Class A Certificates, Rev., VAR, 3.13%, 12/06/05	32,415
500	University of Delaware
	Series B, Rev., VAR, 3.00%, 12/01/05	500
		262,983
District of Columbia — 1.8%
	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project
13,650	Rev., VAR, 2.93%, 12/01/05	13,650
26,810	Series A, GO, VAR, FSA, 3.06%, 12/07/05	26,810
22,855	Series B, GO, VAR, FSA, 3.06%, 12/07/05	22,855
27,700	Series C, GO, VAR, FGIC, 3.00%, 12/03/05	27,700
9,890	Series D, GO, VAR, FGIC, 3.00%, 12/03/05	9,890
600	Series D-1, GO, VAR, FSA, 2.97%, 12/06/05	600
430	Series L-1, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.09%, 12/02/05	430
1,820	Series PT-1381, Rev., VAR, 3.08%, 12/04/05	1,820

3,150	Rev., VAR, LOC: Bank of America N.A., 3.20%, 12/07/05	3,150
5,970	District of Columbia Water & Sewer Authority, Public Utilities
	Series PT-373, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.08%, 12/04/05	5,970
2,400	District of Columbia, American Psychology Association
	Rev., VAR, LOC: Bank of America N.A., 3.10%, 12/01/05	2,400
	District of Columbia, American University Issue
29,605	Rev., VAR, AMBAC, 3.06%, 12/02/05	29,605
12,000	Series A, Rev., VAR, AMBAC, 3.06%, 12/05/05	12,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project
	Rev., VAR, LOC: Bank of New York, 3.12%, 12/02/05	7,500
23,685	District of Columbia, George Washington University
	Series C, Rev., VAR, MBIA, LOC: Bank of America, 3.03%, 12/06/05	23,685
2,180	District of Columbia, National Children’s Center, Inc.
	Rev., VAR, LOC: Bank of America, 3.05%, 12/04/05	2,180
4,200	District of Columbia, National Geographic Society
	Rev., VAR, 2.93%, 12/02/05	4,200
2,500	District of Columbia, Pooled Loan Program
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/06/05	2,500
7,690	District of Columbia, Smithsonian Museum
	Series B, Rev., VAR, 3.02%, 12/06/05	7,690
85,100	Metropolitan Washington Airports Authority
	Rev., VAR, 3.20%, 02/13/06	85,100
5,800	Metropolitan Washington Airports Authority, TOCS
	Series E, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 3.11%, 12/03/05	5,800
		295,535
Florida — 3.5%
9,345	ABN AMRO Munitops Certificate Trust
	Series 2003-6, Rev., VAR, MBIA, 3.08%, 12/07/05	9,345
10,415	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project
	Rev., VAR, LOC: Wachovia Bank N.A., 3.05%, 12/05/05	10,415
5,000	Broward County, Professional Sports Facility, Municipal Securities Trust Receipts
	Series SGA-38, Rev., VAR, MBIA, 3.02%, 12/06/05	5,000
5,500	City of Gainesville, Utilities Systems
	Series C, Rev., VAR, 3.00%, 12/01/05	5,500
	City of Gulf Breeze, Local Government Loan Program
31,145	Series B, Rev., VAR, FGIC, 3.05%, 12/04/05	31,145
29,215	Series C, Rev., VAR, FGIC, 3.05%, 12/03/05	29,215
17,000	City of Jacksonville
	GO, 2.92%, 02/07/06	17,000
10,000	City of Jacksonville, Capital Project
	Series 2002-1, Rev., VAR, FGIC, 2.96%, 12/02/05	10,000
16,900	City of Jea, District Energy Systems
	Series A, Rev., Class A, LOC: State Street Bank & Trust Co., 3.00%, 12/05/05	16,900
6,000	City of Lakeland, Energy Systems
	Rev., VAR, 3.01%, 12/07/05	6,000
7,000	City of Tampa, Occupational License Tax
	Series B, Rev., VAR, FGIC, 2.97%, 12/07/05	7,000
9,025	City of West Palm Beach, Utilities System
	Rev., VAR, FGIC, 2.98%, 12/05/05	9,025
56,000	Clipper Tax-Exempt Certificate Trust Partner, Multi-State
	Series 2005-6 Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.07%, 12/01/05	56,000
6,885	Collier County, Health Facilities Authority, The Moorings, Inc. Project
	Rev., VAR, LOC: Wachovia Bank N.A., 2.99%, 12/01/05	6,885
2,445	Dade County Housing Finance Authority, Multi-Family Housing, Kendall Court Apartments
	Series 4, Rev., VAR, LOC: Bank of America N.A., 3.10%, 12/03/05	2,445
6,375	Duval County School Board
	Series PT-2624, COP, FGIC, 3.07%, 12/02/05	6,375
	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners
6,350	Series FF, Rev., VAR, FNMA, 2.98%, 12/01/05	6,350
6,370	Series L, Rev., VAR, 2.99%, 12/06/05	6,370
7,000	Florida State Board of Education, Capital Outlay
	Series PT-1223, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.07%, 12/01/05	7,000
11,000	Florida State Department of Environmental Protection, Preservation
	Series 722, Rev., VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/07/05	11,000
5,370	Florida State Division of Bond Finance, General Services
	Series PA-967, Rev., VAR, 3.07%, 12/05/05	5,370
32,560	Hillsborough County IDA
	Series MT-008, Rev., VAR, MBIA, 2.85%, 12/06/05	32,560
11,705	Jacksonville Electric Authority, Municipal Securities Trust Receipts
	Series SGA-17, Rev., VAR, LOC: Societe Generale, 3.02%, 12/06/05	11,705

470	Jacksonville Health Facilities Authority, Baptist Medical Center Project
	Series A, Rev., VAR, LOC: Wachovia Bank N.A., 2.95%, 12/01/05	470
1,000	Jacksonville Health Facilities Authority, River Garden Project
	Rev., VAR, LOC: First Union National Bank, 3.05%, 12/04/05	1,000
1,045	Lee County, Airport
	Series PT-2269, Rev., VAR, FSA, 3.12%, 12/02/05	1,045
3,495	Lee County, Water & Sewer
	Series RR-II-R-4021, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.08%, 12/07/05	3,495
25,000	Liberty County, Gas Tax Revenue
	Rev., VAR, LOC: Bank of America N.A., 3.10%, 12/05/05	25,000
2,370	Miami Health Facilities Authority, Mercy Hospital Project
	Rev., VAR, LOC: Nationsbank N.A., 2.99%, 12/01/05	2,370
10,190	Miami-Dade County Water & Sewer Revenue Systems
	Series PA-892, Rev., VAR, FGIC, 2.97%, 12/06/05	10,190
7,000	Miami-Dade County, Miami Aviation
	Series SG-141, Rev., VAR, FGIC, 3.07%, 12/04/05	7,000
16,505	Municipal Securities Trust Certificates
	Series 9064, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 3.02%, 12/01/05	16,505
	Nassau County, PCR, Private Activity, Rayonier, Inc., Project
6,700	Rev., VAR, LOC: Bank of America N.A., 3.00%, 12/05/05	6,700
16,433	Rev., VAR, LOC: Bank of America N.A., 3.15%, 02/09/06	16,433
43,800	North Broward Hospital District
	Series B, Rev., VAR, FGIC, 2.98%, 01/15/06	43,800
7,460	Orange County Housing Finance Authority, Falcon Trace Apartments Project
	Series D, Rev., FNMA, 2.99%, 12/07/05	7,460
10,206	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments
	Series A, Rev., VAR, LOC: Nationsbank N.A., 3.07%, 12/06/05	10,206
4,000	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments
	Series D, Rev., VAR, 2.99%, 12/05/05	4,000
	Orlando & Orange County Expressway Authority
18,700	Series C-1, Rev., VAR, FSA, 3.01%, 12/01/05	18,700
1,800	Series C-2, Rev., VAR, FSA, 3.01%, 12/01/05	1,800
26,825	Series C-4, Rev., VAR, FSA, 3.00%, 12/01/05	26,825
10,000	Series D, Rev., VAR, FSA, 3.01%, 12/04/05	10,000
4,000	Orlando Utilities Commission, Utilities System, EAGLE
	Series 2004-1015, Class A, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/03/05	4,000
	Orlando Utilities Commission, Water & Electric
15,000	Series A, Rev., VAR, 2.96%, 12/05/05	15,000
4,595	Series ROCS-RR-II-R-1040, Rev., VAR, LIQ: Salomon Smith Barney, 3.07%, 04/01/06	4,595
5,265	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments
	Series A, Rev., VAR, LIQ: FNMA, 2.99%, 12/07/05	5,265
5,150	Pinellas County Housing Finance Authority, Single Family Mortgage
	Series MT-009, Rev., VAR, 3.13%, 12/07/05	5,150
5,295	State of Florida
	Series PA-511, GO, VAR, 3.07%, 12/01/05	5,295
3,900	University of North Florida Foundation, Inc., Parking System
	Rev., VAR, LOC: First Union National Bank, 3.09%, 12/02/05	3,900
3,600	West Orange Healthcare District
	Series B, Rev., VAR, LOC: Suntrust Bank Center, 3.03%, 12/02/05	3,600
		568,409
Georgia — 3.5%
16,610	ABN-AMRO Munitops Certificate Trust
	Series 2000-4, Rev., VAR, FGIC, 3.09%, 12/07/05 (e)	16,610
12,700	Albany-Dougherty County Hospital Authority, Phoebe Hospital
	RAN, Rev., VAR, AMBAC, 3.00%, 12/01/05	12,700
	Atlanta Downtown Development Authority
9,425	Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.02%, 12/06/05	9,425
5,635	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood
	Rev., VAR, LOC: FHLMC, 3.10%, 12/05/05	5,635
	City of Atlanta, Airport
7,500	Series B-3, Rev., VAR, MBIA, 3.05%, 12/02/05	7,500
20,000	Series C-1, Rev., VAR, MBIA, 3.07%, 12/02/05	20,000

4,385	Series PT-737, Rev., VAR, FGIC, 3.12%, 12/06/05	4,385
	City of Atlanta, Water & Wastewater
15,710	Series C, Rev., VAR, FSA, 3.00%, 12/01/05	15,710
3,545	Series B, Rev., VAR, FSA, 3.03%, 12/02/05	3,545
6,000	City of Atlanta, Water & Wastewater, Municipal Securities Trust Receipts
	Series SGA-145, Rev., VAR, MBIA, LIQ: Societe Generale, 3.03%, 12/03/05	6,000
9,000	City of Augusta, Water & Sewer, Municipal Securities Trust Receipts
	Series SGS-140, Rev., VAR, FSA, LIQ: Societe Generale, 3.03%, 12/06/05	9,000
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments
	Series E, Rev., VAR, FSA, 3.07%, 12/07/05	7,160
15,000	Cobb County Development Authority, Whitefield Academy Project
	Rev., VAR, LOC: RBC Centura Bank, 2.99%, 12/06/05	15,000
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project
	Rev., VAR, FNMA, 2.98%, 12/02/05	3,400
25,000	Cobb County Kennestone Hospital Authority, Equipment Pool Project, Anticipation Certificates
	Rev., VAR, 3.06%, 12/07/05	25,000
13,000	Cobb-Marietta Coliseum & Exhibit Hall Authority
	Series A, Rev., VAR, MBIA, LOC: Suntrust Bank, 2.98%, 12/02/05	13,000
20,255	De Kalb County Hospital Authority, De Kalb Medical Center Project
	Series B, Rev., VAR, FSA, 3.05%, 12/02/05	20,255
17,900	De Kalb County Housing Authority, Multi-Family Housing, Camden Brook Project
	Rev., VAR, LIQ: FNMA, 3.00%, 12/02/05	17,900
9,250	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project
	Rev., VAR, LIQ: FNMA, 3.08%, 12/06/05	9,250
12,345	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project
	Rev., VAR, FNMA, 3.08%, 12/07/05	12,345
10,735	De Kalb County Housing Authority, Timber Trace Apartments Project
	Rev., VAR, LIQ: FHLMC, 3.05%, 12/02/05	10,735
6,000	Eagle Tax Exempt Trust, Weekly Partner Certificate
	Series 2000-1003, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.08%, 12/04/05	6,000
10,635	Forsyth County, School District
	Series PT-2750, GO, VAR, MBIA, 3.08%, 02/01/06	10,635
800	Fulton County, Development Authority, Arthritis Foundation, Inc. Project
	Rev., VAR, LOC: Suntrust Bank, 3.05%, 12/07/05	800
1,530	Fulton County, Development Authority, Morehouse College Project
	Rev., VAR, LOC: Wachovia Bank of Georgia, 3.00%, 12/06/05	1,530
20,000	Fulton County, Development Authority, Robert W. Woodruff Arts
	Series A, Rev., VAR, LIQ: Wachovia Bank N.A., 3.00%, 12/05/05	20,000
18,745	Gainesville Redevelopment Authority, Riverside Military Project
	Rev., VAR, LOC: Wachovia Bank N.A., 3.05%, 12/02/05	18,745
48,847	Georgia Municipal Association, Inc., Pooled Bond
	COP, VAR, MBIA, LIQ: Bank of America N.A., 3.06%, 12/07/05	48,847
	Georgia Municipal Electric Authority
8,445	Series PA-1187, Rev., VAR, MBIA-IBC, 3.08%, 12/01/05	8,445
9,500	Series RR-II-R-1016, Rev., VAR, FSA, LIQ: Salomon Smith Barney, 3.08%, 12/06/05	9,500
	Georgia State Road & Tollway Authority
21,690	Series PT-1501, Rev., ST GTD, VAR, 3.06%, 12/03/05	21,690
4,985	Series PT-2019, Rev., ST GTD, VAR, 3.08%, 12/01/05	4,985
6,290	Griffin-Spalding County Development Authority, IDA, Norcom, Inc. Project
	Rev., VAR, LOC: Lasalle Bank N.A., 3.13%, 12/05/05	6,290
6,000	Gwinnett County Development Authority, Civic & Cultural Center Project
	Rev., VAR, 2.97%, 12/07/05	6,000
10,000	Gwinnett County Hospital Authority, Gwinnett Hospital Systems, Inc. Project
	Rev., RAN, VAR, LOC: Suntrust Bank, 3.00%, 12/07/05	10,000
9,450	Gwinnett County Water & Sewer Authority
	Series A, Rev., VAR, 2.97%, 12/07/05	9,450
9,225	Marietta Housing Authority, Multi-Family Housing, Winterset Apartments Project
	Rev., VAR, LOC: FNMA, 3.00%, 12/05/05	9,225
25,000	Municipal Electric Authority of Georgia
	Sub Series B, Rev., VAR, GO, LOC: Landesbank Hessen-Thueringen, 2.91%, 12/01/05	25,000
1,500	Municipal Electric Authority of Georgia, MEAG Project One
	Sub Series D, Rev., VAR, MBIA, 2.91%, 12/02/05	1,500

3,700	Municipal Electric Authority of Georgia, Project One
	Series C, Rev., VAR, FSA, 2.91%, 12/07/05	3,700
	Private Colleges & Universities Authority, Emory University
4,015	Series B, Rev., VAR, 2.93%, 12/01/05 (p)	4,015
1,890	Series B, Rev., VAR, 2.93%, 12/02/05 (p)	1,890
70,300	Series B-1, Rev., VAR, 2.98%, 12/01/05	70,300
7,200	Series B-2, Rev., VAR, 3.02%, 12/01/05	7,200
10,260	Private Colleges & Universities Facilities Authority, Emory University
	Series B, Rev., VAR, 2.93%, 12/02/05	10,260
6,000	State of Georgia, EAGLE
	Series 2004-1004, Class A, GO, VAR, LIQ: Citibank N.A., 3.08%, 12/07/05	6,000
5,200	Tift County Hospital Authority, Anticipation Certificates
	Series A, Rev., VAR, AMBAC, 2.96%, 12/07/05	5,200
		571,762
Hawaii — 0.2%
20,825	ABN-AMRO Munitops Certificate Trust
	Series 2004-1, Rev., VAR, FGIC, 3.11%, 12/01/05	20,825
14,562	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES
	Rev., VAR, LOC: Union Bank of California, 3.15%, 12/01/05	14,562
		35,387
Idaho — 0.3%
	Idaho Housing & Finance Association, Single Family Mortgage
10,500	Series C, Class 1, Rev., VAR, 3.11%, 12/06/05	10,500
3,750	Series F-1, Class 1, Rev., VAR, 3.11%, 12/05/05	3,750
27,000	State of Idaho
	TAN, GO, 4.00%, 06/30/06	27,207
		41,457
Illinois — 4.9%
	ABN AMRO Munitops Certificate Trust
17,150	Series 2005-4, Rev., VAR, FGIC, 3.15%, 12/02/05	17,150
6,195	Series 2005-23, Rev., VAR, FSA, 3.15%, 12/01/05	6,195
7,970	Series 2005-57, Rev., GNMA COLL, 3.18%, 02/20/06	7,970
6,545	Series 2005-64, Rev., AMBAC, 3.18%, 01/01/06	6,545
	Chicago Board of Education
21,960	Series B, GO, VAR, FSA, 3.03%, 12/04/05	21,960
5,540	Series PT-2446, GO, VAR, MBIA, 3.08%, 12/07/05	5,540
	Chicago Housing Authority, Capital Improvement Program, Floating Rate Receipts
34,950	Series L-40, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.09%, 12/07/05	34,950
2,900	Chicago Metropolitan Water Reclamation District-Greater Chicago
	Series B, GO., VAR, 2.99%, 12/07/05	2,900
2,500	Chicago O’Hare International Airport, Special Facilities, Compagnie Natle Air France
	Rev., VAR, LOC: Societe Generale, 3.04%, 12/01/05	2,500
	Chicago O’Hare International Airport, ACES, General Airport Second Lien
5,900	Series B, Rev., VAR, LOC: Bayerische Landesbank, 2.98%, 12/06/05	5,900
9,965	Series B, Rev., VAR, LOC: Societe Generale, 2.90%, 12/06/05	9,965
25,000	Chicago Park District, Corporate Purpose
	TAN, Series A, Rev., 4.00%, 05/01/06	25,097
15,000	City of Aurora, Single Family Mortagages
	Series 1152, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.12%, 12/05/05	15,000
	City of Chicago
13,000	Series B, GO, VAR, FGIC, 3.07%, 12/05/05	13,000
10,000	Series O, GO, LIQ: Goldman Sachs, FSA, 3.07%, 01/01/06	10,000
19,540	City of Chicago, Midway Airport
	Series SG-97, Rev., VAR, MBIA, 3.08%, 12/06/05	19,540
6,075	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments
	Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.14%, 12/05/05	6,075
20,000	City of Chicago, Municipal Securities Trust Receipts
	Series SGA-99, GO, VAR, FGIC, LIQ: Societe Generale, 3.03%, 12/07/05	20,000
44,200	City of Chicago, Water, Second Lien
	Rev., VAR, MBIA, 3.04%, 12/05/05	44,200
985	City of Libertyville, IDR, Libertyville Manor Project
	Rev., VAR, LOC: National City Bank, 3.10%, 12/05/05	985
18,300	City of Lisle, Multi-Family Housing, Four Lakes Phase V
	Rev., VAR, FNMA, 2.98%, 12/02/05	18,300
4,510	City of Mount Morris, Brethren Home Project
	Rev., VAR, LOC: U.S. Bank N.A., 3.08%, 12/06/05	4,510
10,900	City of Schaumberg, Multi-Family Housing, Treehouse II Apartments Project
	Rev., VAR, LIQ: FNMA, 2.96%, 12/03/05	10,900
	Cook County

4,503	Series 403, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/07/05	4,503
7,280	Series PT-1497, GO, VAR, FGIC, 3.08%, 12/02/05	7,280
5,360	Du Page County Community Unit School District No. 200 Wheaton
	Series RR-II-R-4013, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.08%, 12/03/05	5,360
2,205	Illinois Development Finance Authority, IDR, CFC International, Inc. Project
	Rev., VAR, LOC: Lasalle National Bank, 3.14%, 12/05/05	2,205
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project
	Rev., VAR, LOC: Fifth Third Bank, 3.07%, 12/06/05	4,485
1,305	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project
	Rev., VAR, LOC: Lasalle National Bank, 3.07%, 12/05/05	1,305
6,895	Illinois Educational Facilities Authority, Northwestern Memorial Hospital
	Series PA-896, Rev., VAR, 3.08%, 12/06/05	6,895
4,500	Illinois Educational Facilities Authority, St. Xavier University Project
	Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.08%, 12/05/05	4,500
16,500	Illinois Educational Facilities Authority, University of Chicago
	Series B, Rev., VAR, 3.04%, 12/07/05	16,500
9,500	Illinois Finance Authority, Northwestern University
	Sub Series A, Rev., VAR, 2.93%, 12/02/05	9,500
10,000	Illinois Finance Authority, Residential Rental
	Rev., VAR, LIQ: FHLMC, 3.03%, 12/02/05	10,000
33,500	Illinois Finance Authority, University of Chicago
	Series B, Rev., VAR, 3.04%, 12/07/05	33,500
3,340	Illinois Finance Authority, Vincent De Paul Project
	Series A, Rev., VAR, 2.97%, 12/07/05	3,340
11,600	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc.
	Rev., VAR, LOC: Harris Trust & Savings Bank, 2.98%, 12/07/05	11,600
2,010	Illinois Health Facilities Authority, Loyola University Health System
	Series B, Rev., VAR, MBIA, 2.97%, 12/07/05	2,010
1,850	Illinois Health Facilities Authority, OSF Healthcare System
	Rev., VAR, LOC: Fifth Third Bank, 3.00%, 12/01/05	1,850
13,000	Illinois Health Facilities Authority, Swedish Covenant Hospital Project
	Rev., VAR, AMBAC, 2.97%, 12/01/05	13,000
1,800	Illinois Health Facilities Authority, The Carle Foundation
	Series B, Rev., VAR, AMBAC, 3.00%, 12/07/05	1,800
26,985	Illinois Housing Development Authority, Illinois Center Apartments
	Rev., VAR, 2.90%, 12/07/05	26,985
	Illinois Housing Development Authority, Homeowner Mortgage
10,175	Series A-3, Rev., VAR, 3.04%, 12/07/05	10,175
7,500	Series C-3, AMT, Rev., VAR, 3.03%, 12/07/05	7,500
9,305	Illinois Housing Development Authority, Southern Hills/Orlando
	Series B, Rev., VAR, FSA, 3.10%, 12/05/05	9,305
20,435	Illinois State Toll Highway Authority
	Series PT-2913, Rev., VAR, FSA, 3.08%, 01/01/06	20,435
10,240	Jackson County, Multi-Family Housing
	Series PT-2943, Rev., 3.17%, 12/02/05	10,240
2,570	Lake County IDR, A.L. Hansen Manufacturing Co. Project
	Rev., VAR, LOC: Harris Trust & Savings Bank, 3.16%, 12/06/05	2,570
7,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax EAGLE
	Series 20040030, Class A , Rev., VAR, MBIA, LIQ: Citibank N.A., 3.08%, 12/07/05	7,000
	Municipal Securities Trust Certificates
100	Series 2000-93, Class A, Rev., VAR, AMBAC, LOC: Bear Stearns Capital Markets, 3.05%, 12/01/05	100
5,500	Series 2001-9021, Class A, GO, VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.03%, 12/05/05	5,500
11,530	Series 2004-218, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.10%, 12/07/05	11,530
17,210	Series 2005-223, Class A, GO, FGIC, LIQ: Bear Stearns Capital Markets, 3.10%, 12/02/05
	Regional Transportation Authority	17,210
50,000	Series B, Rev., VAR, 3.00%, 12/07/05	50,000
19,800	Series PT-818-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/01/05	19,800
6,540	Series PT-1448, Rev., VAR, FGIC, 3.08%, 12/04/05	6,540
	State of Illinois
45,000	GO, 4.50%, 03/30/06	45,206
30,000	GO, 4.50%, 04/28/06	30,164
25,000	GO, 4.50%, 05/30/06	25,163
13,115	Series 2003-33, GO, VAR, FGIC, LIQ: BNP Paribas, 3.08%, 12/03/05	13,115
10,000	Series B, GO, VAR, 3.06%, 12/05/05	10,000

2,075	State of Illinois, Municipal Securities Trust Receipts
	Series SGA-103, GO, VAR, LIQ: Societe Generale, 3.03%, 12/01/05	2,075
3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates
	Series SG-9, VAR, LIQ: Societe Generale, 3.08%, 12/03/05	3,255
8,600	University of Illinois, Health Services Facilities System
	Series B, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.00%, 12/04/05	8,600
6,900	Will County, Exempt Faculties, ExxonMobil Project
	Rev., VAR, 2.97%, 12/01/05	6,900
		798,183
Indiana — 1.1%
7,695	Boone County Hospital Association
	Series PT-2828, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.08%, 12/04/05	7,695
6,035	Carmel School Building Corp.
	Series ROCS-RR-II-R-S014, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.08%, 12/01/05	6,035
6,850	Center Grove 2000 Building Corp.
	Series PT-2699, Rev., VAR, FGIC, 3.08%, 12/04/05	6,850
	City of Indianapolis, Local Public Improvement Bond Bank
15,000	Series G-1, Rev., VAR, MBIA, 3.08%, 12/01/05	15,000
8,620	Series PT-1408, Rev., VAR, MBIA, 3.08%, 12/05/05	8,620
6,375	Danville Multi-School Building Corp.
	Series PT-1483, Rev., VAR, FSA, 3.08%, 12/07/05	6,375
5,000	DeKalb County, Economic Development, New Process Steel Project
	Rev., VAR, LOC: Bank of America N.A., 3.15%, 12/02/05	5,000
6,725	Dyer Redevelopment Authority Economic Development Lease Rent
	Series PT-2697, Rev., VAR, FGIC, 3.08%, 01/15/06	6,725
7,505	Hammond School Building Corp.
	Series RR-II-R-6516, Rev., GO, VAR, MBIA, LIQ: Citibank N.A., 3.08%, 12/02/05	7,505
25,000	Indiana Bond Bank, Advance Funding Program Notes
	Series A, Rev., 3.25%, 01/26/06	25,036
	Indiana Health Facility Financing Authority
5,055	Series PA-1069, VAR, 3.08%, 12/02/05	5,055
	Indiana Health Facility Financing Authority, Ascension Health Credit Group
17,000	Series GP-A-1, Rev., VAR, 2.74%, 05/15/06	17,000
11,500	Series GP-A-2, Rev., 2.72%, 06/04/06	11,500
2,485	Indiana Health Facility Financing Authority, Community Hospitals Project
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/02/05	2,485
	Indiana Transportation Finance Authority
5,310	Series PT-2296, Rev., VAR, FGIC, 3.08%, 12/07/05	5,310
900	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts
	Series SGA-113, Rev., VAR, LIQ: Societe Generale, 3.03%, 12/01/05	900
18,600	Series SGA-151, Class A, Rev., LIQ: Societe Generale, 3.03%, 12/01/05	18,600
5,555	Merrillville Multi School Building Corp
	Series PT-2841, Rev., VAR, FGIC, 3.08%, 12/02/05	5,555
7,200	Monroe County Hospital Authority
	Rev., VAR, MBIA, 2.98%, 12/06/05	7,200
7,900	St. Joseph County Educational Facilities, University of Notre Dame
	Rev., VAR, LIQ: Bank of America, 3.02%, 12/04/05	7,900
6,100	Tell City-Troy Township Elementary School Building Corp.
	Series PT-2825, Rev., FSA, 3.08%, 12/02/05	6,100
		182,446
Iowa — 0.4%
3,345	City of Des Moines
	Series PT-2268, GO, VAR, AMBAC, 3.08%, 12/07/05	3,345
20,000	Iowa Finance Authority, Floating Rate Receipts
	Series B-3, Rev., VAR, AMBAC, 2.93%, 12/07/05	20,000
17,300	Iowa Finance Authority, Health Care Facilities
	Series A-1, Rev., VAR, FGIC, 2.97%, 12/07/05	17,300
3,200	Iowa Finance Authority, Health System
	Series B, Rev., AMBAC, 3.00%, 12/02/05	3,200
	Iowa Finance Authority, Single Family Mortgage
8,500	Series D, Rev., VAR, 3.06%, 12/01/05	8,500
5,900	Series F, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.08%, 12/01/05	5,900
		58,245
Kansas — 0.4%
9,780	City of Overland Park, Floating Rate Receipts
	Series SG-155, Rev., VAR, 3.08%, 12/03/05	9,780
2,000	Eagle Tax-Exempt Trust, Weekly Option Mode
	Series 2000-1601, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/07/05	2,000
	Kansas State Department of Transportation, Highway
18,000	Series C-1, Rev., VAR, 2.90%, 12/06/05	18,000

27,500	Series C-2, Rev., VAR, 2.98%, 12/06/05	27,500
5,200	Series C-4, Rev., VAR, 2.98%, 12/07/05	5,200
		62,480
Kentucky — 0.7%
14,795	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust
	Rev., VAR, LOC: U.S. Bank N.A., 3.05%, 12/07/05	14,795
13,460	Clipper Tax-Exempt Trust
	Series 2005-35, Rev., VAR, AMT, 3.14%, 12/01/05	13,460
	Kentucky Asset Liability Commission
8,300	Series A-2, Rev., VAR, 3.15%, 10/11/06	8,300
35,000	TRAN, Series A, Rev., 4.00%, 06/28/06	35,259
2,140	Kentucky Development Finance Authority, Pooled Loan Program
	Series A, Rev., VAR, FGIC, LOC: Helaba, 3.03%, 12/01/05	2,140
20,350	Kentucky Higher Education Student Loan Corp.
	Series E, Rev., VAR, AMBAC, 3.03%, 12/07/05	20,350
15,000	Louisville & Jefferson County, Metropolitan Sewer District, Sewer & Drain Systems
	Series SG-132, Rev., VAR, FGIC, 3.08%, 12/05/05	15,000
		109,304
Louisiana — 0.3%
12,000	ABN AMRO Munitops Certificate Trust
	Series 2002-17, Rev., VAR, AMBAC, 3.11%, 12/04/05	12,000
9,000	East Baton Rouge Parish, Solid Waste Disposal Authority, Exxon Corp. Project
	Rev., VAR, 2.97%, 12/01/05	9,000
1,285	Iberia Parish, IDB, IDR, Cuming Insulation Corp. Project
	Rev., VAR, LOC: Regions Bank, 3.18%, 12/01/05	1,285
2,875	Louisiana Housing Finance Agency
	Series PT-1340, Rev., VAR, 3.12%, 12/03/05	2,875
8,365	Louisiana Local Government, Environmental Facilities & Community Development
	Series A, Rev., VAR, LOC: Regions Bank, 3.06%, 12/04/05	8,365
5,345	Louisiana Public Facilities Authority, Pennington Medical Foundation Project
	Rev., VAR, FNMA AGMT, LOC: BNP Paribas, 2.96%, 12/06/05	5,345
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum
	Rev., VAR, LOC: Bayerische Landesbank, 3.00%, 12/01/05	4,950
		43,820
Maine — 0.6%
9,500	Maine Finance Authority, Jackson Lab Issue
	Series 2002, Rev., VAR, LOC: Fleet National Bank, 3.09%, 12/05/05	9,500
6,885	Maine Health & Higher Educational Facilities Authority
	Series B, Rev., VAR, AMBAC, 3.00%, 12/07/05	6,885
	Maine State Housing Authority, Mortgage
10,000	Series C-3, Rev., VAR, AMT, 3.08%, 12/04/05	10,000
7,500	Series D-3, Rev., VAR, AMT, 3.08%, 12/04/05	7,500
20,000	Series D-3, Rev., VAR, AMT, 3.08%, 12/06/05	20,000
25,900	Series E-2, Rev., VAR, AMBAC, 3.08%, 12/03/05	25,900
21,000	State of Maine
	TAN, GO, 4.00%, 06/30/06	21,154
		100,939
Maryland — 1.2%
23,825	Baltimore IDA, IDR, Baltimore Capital Acquisition
	Rev., VAR, LOC: Bayerische Landesbank, 3.00%, 12/07/05	23,825
3,135	Community Development Administration, Multi-Family Development, Avalon Lea Apartment Project
	Rev., VAR, FNMA, 2.95%, 12/05/05	3,135
3,775	Maryland Community Development Administration, Department of Housing & Community
	Development, Multi-Family Housing, Waters Tower
	Series G, Rev., VAR, LOC: Bank of America N.A., 3.00%, 12/06/05	3,775
12,400	Maryland Community Development Administration, Department of Housing & Community
	Development, Residential
	Series C, Rev., VAR, 3.05%,12/07/05	12,400
	Maryland Community Development Administration, Department of Housing & Community
	Development, Multi-Family Housing, Parklane Apartments
15,000	Series G, Rev., AMT, 3.20%, 11/24/06	15,000
3,000	Rev., VAR, LIQ: FNMA, 3.00%, 12/07/05	3,000
3,310	Maryland State Economic Development Corp.
	Series L9-J, Regulation D, Rev., VAR, FSA, 3.14%, 12/05/05	3,310
	Maryland State Health & Higher Educational Facilities Authority

20,650	Series D, Rev., VAR, LOC: Bank of America N.A., 3.02%, 12/02/05	20,650
5,215	Series 825, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/02/05	5,215
1,950	Maryland State Health & Higher Educational Facilities Authority, Loyola College Issue
	Series B, Rev., VAR, MBIA, 3.03%, 12/04/05	1,950
9,000	Maryland State Health & Higher Educational Facilities Authority, Municipal Securities Trust Receipts
	Series SGA-143, Rev., VAR, LIQ: Societe Generale, 3.03%, 12/07/05	9,000
48,095	Maryland State Stadium Authority, Sports Facilities Lease
	Rev., VAR, LIQ: Bank of America N.A., 3.03%, 12/07/05	48,095
23,900	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport
	Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 2.98%, 12/02/05	23,900
6,400	Montgomery County Housing Opportunities Commission, Multi-Family Housing, Falklands
	Series B, Rev., VAR, FNMA, 2.84%, 12/07/05	6,400
5,100	Montgomery County Housing Opportunities Commission, The Grand-Issue I
	Series I, Rev., VAR, LIQ: FNMA, 2.98%, 12/05/05	5,100
1,020	Northeast Waste Disposal Authority, Resource Recovery, Harford County Resources
	Rev., VAR, AMBAC, 2.91%, 12/07/05	1,020
	Washington Suburban Sanitation District
5,700	Series A, BAN, GO, VAR, 2.98%, 12/01/05	5,700
8,100	Series A, BAN, GO, VAR, 2.98%, 12/05/05	8,100
5,100	Series A, BAN, GO, VAR, 2.98%, 12/06/05	5,100
		204,675
Massachusetts — 2.9%

6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments
	Rev., VAR, LIQ: FNMA, 2.98%, 12/07/05	6,030
13,500	City of Barnstable
	BAN, 3.75%, 06/16/06	13,578
8,000	Clipper Tax-Exempt Trust
	Series 2001-4, VAR, Term COP, LIQ: State Street Bank & Trust Co., 2.30%, 01/01/06	8,000
	Commonwealth of Massachusetts
11,300	Series A, GO, VAR, 2.99%, 12/02/05	11,300
5,600	Series B, GO, VAR, 3.00%, 12/01/05	5,600
9,995	Series PA-800, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.06%, 12/01/05	9,995
7,830	Series PT-1576, GO, VAR, MBIA, 3.06%, 12/01/05	7,830
115	Series PT-2008, GO, VAR, AMBAC, 3.06%, 12/01/05	115
21,070	Series PT-2618, GO, VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.06%, 12/01/05	21,070
3,750	Commonwealth of Massachusetts, EAGLE
	Series 20040004, Class A, GO, VAR, 3.08%, 12/04/05	3,750
5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment
	Series SGA-123, Rev., VAR, LIQ: Societe Generale, 3.03%, 12/05/05	5,750
5,030	Massachusetts Bay Transportation Authority, EAGLE
	Series 20040031, Class A, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/03/05	5,030
10,000	Massachusetts Development Finance Agency, Brimmer & May School
	Rev., VAR, LOC: Sovereign Bank, 3.04%, 12/01/05	10,000
	Massachusetts Development Finance Agency, Clark University
12,995	Series A, Rev., VAR, AMBAC, 3.05%, 12/04/05	12,995
6,800	Rev., VAR, AMBAC, 3.05%, 12/02/05	6,800
14,395	Series B, Rev., VAR, AMBAC, 3.05%, 12/05/05	14,395
6,000	Massachusetts Development Finance Agency, ISO New England, Inc.,
	Rev., VAR, LOC: Keybank N.A., 3.06%, 12/01/05	6,000
4,390	Massachusetts Development Financing Agency, The Bridge Issue
	Rev., VAR, LOC: Fleet National Bank, 2.95%, 12/03/05	4,390
9,705	Massachusetts Health & Educational Facilities Authority, Amherst College
	Series I, Rev., VAR, 2.95%, 12/06/05	9,705
45,340	Massachusetts Health & Educational Facilities Authority, Baystate Medical Center
	Series G, Rev., VAR, LOC: Bank of America N.A., 2.97%, 12/06/05	45,340
820	Massachusetts Health & Educational Facilities Authority, Capital Assets Program
	Series D, Rev., VAR, MBIA, 2.94%, 12/01/05	820
17,470	Massachusetts Health & Educational Facilities Authority, Merlots
	Series WW, Rev., 3.01%, 12/05/05	17,470

85,200	Massachusetts Health & Educational Facilities Authority, Partners Healthcare
	Series F3, Rev., VAR, 3.03%, 12/02/05	85,200
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts
	Series A, Rev., VAR, LOC: Dexia Credit Local, 2.95%, 12/05/05	2,200
	Massachusetts Housing Finance Agency
4,000	Series F, Rev., VAR, FSA, 2.95%, 12/03/05	4,000
21,020	Series G, Rev., VAR, 2.95%, 12/03/05	21,020
5,775	Massachusetts Housing Finance Agency
	Rev., VAR, FSA, 2.98%, 12/01/05	5,775
40,160	Massachusetts School Building Authority
	Series 700050069, Class A, Rev., FSA, LIQ: Citibank N.A., 3.08%, 02/15/06	40,160
10,025	Massachusetts State Industrial Finance Agency, Whitehead Institute for Biomedical Research
	Rev., VAR, GO, 2.95%, 12/02/05	10,025
2,506	Massachusetts State Turnpike Authority
	Series 334, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.06%, 12/05/05	2,506
	Massachusetts State Water Resources Authority
40,500	Rev., VAR, 2.73%, 12/06/05	40,500
8,500	Rev., 3.10%, 02/01/06	8,500
2,450	Sub Series B, Rev., VAR, FGIC, 2.98%, 12/06/05	2,450
6,675	Sub Series C, Rev., VAR, FGIC, 2.98%, 12/07/05	6,675
1,000	Sub Series D, Rev., VAR, LOC: Landesbank Baden-Wurttm, 3.00%, 12/01/05	1,000
4,900	Massachusetts State Water Resources Authority, Multi-Modal
	Series B, Rev., VAR, AMBAC, 2.98%, 12/06/05	4,900
11,480	Route 3 North Transit Improvement Association, Demand Obligations
	Series B, Rev., VAR, AMBAC, 2.98%, 12/03/05	11,480
		472,354
Michigan — 3.2%
	ABN AMRO Munitops Certificate Trust
30,795	Series 2000-16, GO, VAR, FGIC Q-SBLF, 3.08%, 12/06/05	30,795
15,050	Series 2005-12, Rev., VAR, GNMA COLL, 3.18%, 12/01/05	15,050
5,000	Series 2002-29, GO, VAR, FGIC, 3.08%, 12/01/05	5,000
17,000	City of Detroit, Sewer Disposal, Second Lien
	Series E, Rev., VAR, FGIC, 3.00%, 10/02/06	17,000
1,945	City of Detroit, Sewer Disposal, Senior Lien
	Series C-1, Rev., VAR, FSA, 3.03%, 12/06/05	1,945
2,600	City of Grand Rapids, Water Supply
	Rev., VAR, FGIC, LIQ: Societe Generale, 2.95%, 12/01/05	2,600
	Detroit City School District, EAGLE
8,475	Series 2003-28, GO, VAR, FGIC Q-SBLF, LIQ: BNP Paribas, 3.07%, 12/03/05	8,475
26,720	Series 720050072, Class A, GO, FSA Q-SBLF, LIQ: Citibank N.A., 3.08%, 12/06/05	26,720
2,950	Detroit City School District, Merlots
	Series B-1, GO, VAR, INS: FGIC Q-SBLF, 3.02%, 12/03/05	2,950
5,290	East Lansing School District
	Series ROCS-RR-II-R-2188, GO, VAR, MBIA, LIQ: Citigroup Global Markets, 3.08%, 12/04/05	5,290
7,450	East Lansing School District, Municipal Securities Trust Receipts
	Series SGA-114, GO, VAR, LIQ: Societe Generale, 3.03%, 12/07/05	7,450
20,825	Holt Public Schools
	GO, VAR, LIQ: Landesbank Hessen-Thueringen, 3.00%, 12/02/05	20,825
12,300	Lakeview School District, Calhoun, School Building & Site
	Series B, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.00%, 12/01/05	12,300
6,925	Michigan State Building Authority
	Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Salomon Smith Barney, 3.08%, 12/06/05	6,925
	Michigan State Hospital Finance Authority
8,970	Series PA-919, Rev., VAR, 3.07%, 12/01/05	8,970
7,495	Series PT-668, Rev., VAR, MBIA, 3.07%, 12/02/05	7,495
	Michigan State Hospital Finance Authority, Ascension Health Credit
8,000	Series B, Rev., VAR, 2.98%, 12/01/05	8,000
10,000	Series B-1, Rev., VAR, 2.92%, 12/07/05	10,000
6,350	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club
	Series A, Rev., VAR, LIQ: FNMA, 3.06%, 12/02/05	6,350
3,170	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments
	Rev., VAR, LOC: Bank of New York, 2.99%, 12/01/05	3,170
	Michigan State University

26,100	Series A, Rev., VAR, 2.95%, 12/02/05	26,100
3,205	Series A, Rev., VAR, 3.00%, 12/01/05	3,205
2,800	Series B, Rev., VAR, 2.95%, 12/02/05	2,800
28,285	Milan Area Schools
	GO, VAR, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 3.00%, 12/06/05	28,285
11,800	Oakland University
	Rev., VAR, FGIC, 3.06%, 12/06/05	11,800
25,955	Saline Area Schools
	GO, VAR, Q-SBLF, LIQ: Helaba, 3.00%, 12/02/05	25,955
	State of Michigan
15,565	Series D, Rev., GAN, VAR, FSA, 2.98%, 12/07/05	15,565
4,395	Series PT-2021, GO, VAR, 3.07%, 12/03/05	4,395
	State of Michigan, Floating Rate Trust Receipts
25,000	Series A, GO, 4.50%, 09/29/06	25,250
109,220	Series P5, Regulation D, GO, LIQ: Lehman Liquidity Co., 3.04%, 09/29/06	109,220
1,395	University of Michigan
	Rev., VAR, 3.04%, 12/05/05	1,395
425	University of Michigan, Medical Services Plan
	Series A-1, Rev., VAR, 3.01%, 12/01/05	425
	University of Michigan, Hospital
2,200	Series A, Rev., VAR, 3.01%, 12/01/05	2,200
21,000	Series B, Rev., VAR, 3.04%, 12/02/05	21,000
1,500	University of Michigan, Medical Services Plan
	Series A, Rev., VAR, 2.93%, 12/02/05	1,500
15,255	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien
	Rev., VAR, INS: FSA, 3.06%, 12/02/05	15,255
11,075	Wayne Charter County, Wayne Charter Airport, Floating Rate Receipts
	Series SG-122, Rev., VAR, LIQ: Societe Generale, 3.07%, 12/06/05	11,075
		512,735
Minnesota — 0.5%
19,520	City of Minneapolis, Health Care, Fairview Health Services
	Series C, Rev., VAR, MBIA, 2.97%, 12/06/05	19,520
3,815	City of St. Louis Park, Catholic Finance Corp.
	Rev., VAR, LOC: Allied Irish Bank plc, 3.06%, 12/05/05	3,815
	Minneapolis & St. Paul Metropolitan Airports Commission, Municipal Securities Trust Receipts
8,710	Series SG-136, Rev., VAR, FGIC, 3.08%, 12/05/05	8,710
9,000	Series SGA-127, Rev., VAR, FGIC, LIQ: Societe Generale, 3.03%, 12/05/05	9,000
	Minnesota Housing Finance Agency
5,000	Series B, Rev., VAR, AMT, GO, 3.08%, 12/01/05	5,000
5,600	Series J, Rev., VAR, AMT, GO, 3.08%, 12/01/05	5,600
12,000	Minnesota Housing Finance Agency, Residential Housing
9,215	Rev., VAR, AMT, 3.30%, 12/04/06	9,215
	Series C, Rev., VAR, AMT, GO, 3.08%, 12/02/05	12,000
4,995	Minnesota Public Facilities Authority, PCR, Water
	Series RR-II-R-31, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/02/05	4,995
7,995	Washington County Housing & Redevelopment Authority, Multi-Family Housing
	Series PT-702, Rev., VAR, LIQ: FHLMC, 3.12%, 12/03/05	7,995
		85,850
Mississippi — 0.1%
6,190	Clipper Tax-Exempt Certificate Trust
	Series 2005-16, Rev., VAR, AMT, LIQ: State Street Bank & Trust Co., 3.24%, 12/01/05	6,190
900	Jackson County, PCR, Chevron, USA, Inc., Project
	Rev., VAR, 3.00%, 12/01/05	900
10,000	Mississippi Development Bank Special Obligation
	Series PT-1494, Rev., VAR, FSA, 3.05%, 12/07/05	10,000
4,300	State of Mississippi
	Series RR-II-R-1043, GO, VAR, FGIC, LIQ: Salomon Smith Barney, 3.08%, 12/01/05	4,300
		21,390
Missouri — 1.1%
	Bi-State Development Agency, Metropolitan District
11,155	Series PT-1593, Rev., VAR, FSA, 3.08%, 12/06/05	11,155
14,310	Series SG-175, Rev., VAR, FSA, 3.08%, 12/02/05	14,310
11,125	City of O’Fallon
	COP, Series PT-1396, VAR, MBIA, 3.08%, 12/07/05	11,125
2,750	Kansas City IDA, IDR, Livers Bronze Co. Project
	Rev., VAR, LOC: Bank of America N.A., 3.12%, 12/03/05	2,750
20,600	Missouri Higher Education Loan Authority
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.03%, 12/01/05	20,600
	Missouri Higher Education Loan Authority, Student Loan
3,000	Series B, Rev., VAR, LOC: Bank of America N.A., 3.03%, 12/07/05	3,000

1,600	Series B, Rev., VAR, MBIA, 3.03%, 12/04/05	1,600
1,400	Missouri Housing Development Commission
	Series PT-1286, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.12%, 12/03/05	1,400
6,500	Missouri Housing Development Commission, Single Family Mortgage
	Series L-5J, Regulation D, Rev., VAR, GNMA/FNMA, LIQ: Lehman Liquidity LLC, 3.14%, 12/05/05	6,500
17,100	Missouri State Health & Educational Facilities Authority, Assemblies of God College
	Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/02/05	17,100
2,500	Missouri State Health & Educational Facilities Authority, EAGLE
	Series 2002-6026, Class A, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/02/05	2,500
66,500	Missouri State Health & Educational Facilities Authority, SSM Health Care
	Series C-4, Rev., VAR, FSA, 2.97%, 12/05/05	66,500
18,300	Missouri State Highways & Transit Commission Multi Modal, Third Lien
	Series B-2, Rev., VAR, LOC: State Street Bank & Trust Co., 2.87%, 12/05/05	18,300
		176,840
Nebraska — 0.5%
71,600	American Public Energy Agency
	Series A, Rev., VAR, 3.05%, 12/01/05	71,600
3,285	NEBHELP, Inc., Multi-Modal
	Series A-11, Rev., VAR, MBIA, 3.05%, 12/05/05	3,285
	Nebraska Investment Finance Authority, Single Family Housing
5,320	Series E, Rev., VAR, 3.11%, 12/03/05	5,320
4,415	Series N-7, Regulation D, Rev., VAR, 3.14%, 12/03/05	4,415
		84,620
Nevada — 1.0%
	Clark County School District
5,910	Series PT-2406, GO, VAR, MBIA, 3.08%, 12/07/05	5,910
10,920	Series PT-2556, GO, VAR, FGIC, 3.08%, 12/15/05	10,920
11,600	Series PT-2566, GO, VAR, FGIC, 3.08%, 12/15/05	11,600
14,460	Clark County, Airport, Sub lien, Series C
	Series C, Rev., VAR, FGIC, 2.98%, 12/06/05	14,460
16,680	Clipper Tax-Exempt Certificate Trust
	Series 2005-37, Rev., VAR, 3.07%, 12/01/05	16,680
	Nevada Housing Division, Multi-Unit Housing
6,750	Series A, Rev., VAR, LIQ: FNMA, 3.08%, 12/03/05	6,750
13,900	Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.08%, 12/07/05	13,900
3,295	Series M, Rev., VAR, LOC: East West Bank, 3.08%, 12/05/05	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road
	Series A, Rev., VAR, LOC: Heller Financial Inc, 3.15%, 12/05/05 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache
	Series A, Rev., VAR, LOC: Heller Financial, Inc., 3.15%, 12/05/05	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon
	Series A, Rev., VAR, LIQ: FNMA, 3.08%, 12/02/05	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas
	Series E, Rev., VAR, LOC: East West Bank, 3.08%, 12/01/05	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas
	Series C, Rev., VAR, LOC: East West Bank, 3.08%, 12/01/05	5,520
16,300	Nevada Housing Division, Multi-Unit Housing Sonoma Palms
	Rev., VAR, LIQ: FNMA, 3.08%, 12/02/05	16,300
5,385	Nevada Housing Division, Multi-Unit Housing, Sundance Village
	Rev., VAR, LOC: Citibank N.A., 3.08%, 12/05/05	5,385
	State of Nevada
4,800	Series PT-403, GO, VAR, 3.08%, 12/07/05	4,800
8,910	Series ROCS-RR-II-R-4054, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.08%, 12/04/05	8,910
5,800	Truckee Meadows Water Authority, Municipal Securities Trust Receipts
	Series SGA-137, Rev., VAR, FSA, LIQ: Societe Generale, 3.03%, 12/01/05	5,800
		155,710

New Hampshire — 0.3%
5,885	New Hampshire Health & Education Facilities Authority, Riverbend
	Rev., VAR, LOC: Banknorth N.A., 3.07%, 12/05/05	5,885
	New Hampshire Higher Educational & Health Facilities Authority
4,290	Series 772, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.08%, 12/06/05	4,290
10,000	Series 866, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.08%, 12/04/05	10,000
	New Hampshire Higher Educational & Health Facilities Authority, VHA New England, Inc.
6,300	Series C, Rev., VAR, AMBAC, 3.00%, 12/05/05	6,300
7,250	Series D, Rev., VAR, AMBAC, 3.00%, 12/07/05	7,250
7,200	Series F, Rev., VAR, AMBAC, 3.00%, 12/05/05	7,200
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, Board Partnership Project
	Rev., VAR, FNMA AGMT, 2.98%, 12/03/05	5,200
1,990	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project
	Series B, Rev., VAR, LOC: Fleet National Bank, 3.16%, 12/07/05	1,990
		48,115
New Jersey — 2.4%
5,765	Burlington County Bridge Commissioner, Community Pooled Loan
	Series PT-1546, Rev., VAR, 3.07%, 12/06/05	5,765
2,732	Clipper Tax-Exempt Certificate Trust Partner
	COP, Series 1999-2, VAR, AMT, 3.24%, 12/01/05	2,732
23,575	Hudson County Improvement Authority, Essential Purpose Pooled Loan
	Rev., VAR, LOC: Bank of New York, 2.96%, 12/02/05	23,575
7,900	Mercer County Improvement Authority, Atlantic Foundation & Johnson
	Rev., VAR, MBIA, 2.99%, 12/05/05	7,900
11,600	Municipal Securities Trust Certificates
	Series 2001-175, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.00%, 12/06/05	11,600
17,775	New Jersey EDA, Diocese of Metuchen Project
	Rev., VAR, LOC: Bank of America N.A., 2.95%, 12/06/05	17,775
	New Jersey EDA, Merlot
24,755	Series 1149, Rev., AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.06%, 12/15/05	24,755
4,995	Series A, GO, VAR, AMBAC, LIQ: Citibank N.A., 3.07%, 12/03/05	4,995
14,495	Series B-14, Rev., VAR, AMBAC, 3.01%, 12/06/05	14,495
4,985	Series PA-828, Rev., VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 3.07%, 12/03/05	4,985
19,495	Series PT-2805, Rev., VAR, AMBAC, FGIC, LIQ: Dexia Credit Local, 3.07%, 12/01/05	19,495
10,215	New Jersey EDA, Senior Care, Bayshore Health
	Series A, Rev., VAR, LOC: Kredietbank N.V., 2.95%, 12/02/05	10,215
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems
	Series B, Rev., VAR, LOC: Fleet National Bank, 2.92%, 12/05/05	1,500
3,300	New Jersey Sports & Exposition Authority, State Contract
	Series C, Rev., VAR, MBIA, 2.96%, 12/05/05	3,300
	New Jersey State Educational Facilities Authority

5,470	Series PT-1597, Rev., VAR, 3.07%, 12/03/05	5,470
5,240	Series PT-1599, Rev., VAR, 3.07%, 12/03/05	5,240
10,170	Series SG-148, Rev., VAR, LIQ: Societe Generale, 3.07%, 12/04/05	10,170
27,510	Series 981, Rev., VAR, FNMA AGMT, LIQ: Morgan Stanley Municipal Funding, 3.06%, 12/03/05	27,510
30,800	New Jersey State Housing & Mortgage Finance Agency
	Series PT-897, Rev., VAR, FHA, 2.80%, 12/03/05	30,800
18,225	New Jersey State Turnpike Authority
25,970	Series C-2, Rev., VAR, FSA, 2.90%, 12/02/05	18,225
	Series ROCS-RR-II-R-399, Rev., FSA, LIQ: Citibank N.A., 3.07%, 01/01/06	25,970
8,562	New Jersey Transportation Trust Fund Authority
	Series 941-D, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.06%, 12/07/05	8,561
17,000	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation Systems
	Series ROCS-RR-II-R-7012, Rev., VAR, FSA, LIQ: Citibank N.A., 3.07%, 12/02/05	17,000
10,000	New Jersey Transportation Trust Fund Authority
	Series PT-2491, Rev., VAR, FGIC, 3.07%, 12/07/05	10,000
5,200	Salem County Improvement Authority, Friends Home Woodstown, Inc.
	Rev., VAR, LOC: Fleet National Bank, 3.00%, 12/05/05	5,200
82,750	State of New Jersey
	TRAN, Series A, Rev., 4.00%, 06/23/06	83,289
		400,522
New Mexico — 0.3%
3,200	Chaves County, IDR, Friona Industries LP
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.15%, 12/02/05	3,200
12,941	City of Albuquerque, Airport, Sub Lien
	Rev., VAR, AMBAC, 2.97%, 12/07/05	12,941
18,850	Bernalillo County
	RAN, 4.00%, 06/30/06	18,994
6,430	New Mexico Finance Authority
	Series RR-II-R-2118, Rev., VAR, AMBAC, LIQ: Citigroup Global Markets, 3.08%, 12/07/05	6,430
	New Mexico Mortgage Finance Authority
2,875	Series PT-1308, Rev., VAR, GNMA/FNMA/FHLMC, 3.12%, 12/01/05	2,875
3,030	Series PT-1378, Rev., VAR, GNMA/FNMA/FHLMC, 3.12%, 12/04/05	3,030
		47,470
New York — 14.7%
24,795	ABN-AMRO Munitops Certificate Trust
	Series 2002-19, Rev., VAR, MBIA-IBC, 3.09%, 12/01/05	24,795
	Bank of New York Municipal Certificates Trust
23,170	Rev., VAR, 3.17%, 12/03/05	23,169
9,105	Rev., VAR, 3.17%, 12/04/05	9,105
24,000	Charter Mac Floater Certificate Trust I
	Series NAT-2, Rev., VAR, MBIA, 3.12%, 12/01/05	24,000
29,520	Clipper Tax-Exempt Certificate Trust Partner
	Series 2005-4, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.07%, 12/01/05	29,520
10,000	Douglas County, Multi-Family Housing, Autumn Chase Project
	Rev., VAR, LIQ: FHLMC, 3.06%, 12/05/05	10,000
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, District of Columbia, Water & Sewer
	Series 98-5202, Rev., VAR, FSA, LIQ: Citibank N.A., 3.08%, 12/01/05	6,155
10,000	Eagle Tax Exempt Trust, Weekly Partner Certificate
	Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.08%, 12/04/05	10,000
	Long Island Power Authority, Electric Systems
900	Series D, Rev., VAR, FSA, 3.03%, 12/05/05	900
8,700	Series PA-1051, Rev., VAR, FSA, 3.07%, 12/04/05	8,700
9,995	Series PA-513-R, Rev., VAR, FSA, 3.07%, 12/06/05	9,995
2,300	Series PA-522, Rev., VAR, FSA, 3.07%, 12/06/05	2,300
4,800	Series PT-386, Rev., 3.07%, 12/02/05	4,800
100	Sub Series 2-2B, Rev., VAR, LOC: Bayerische Landesbank, 2.97%, 12/01/05	100
	Metropolitan Transportation Authority
20,800	Series 848-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/03/05	20,800
15,005	Series 20040041, Class A, Rev., FSA, LIQ: Citibank N.A., 3.08%, 12/05/05	15,005
24,140	Series A3, GO, VAR, XLCA, 3.05%, 12/05/05	24,140
11,985	Series B-16, Rev., VAR, 3.01%, 12/05/05	11,985
16,900	Series D-2, Rev., VAR, FSA, 3.05%, 12/01/05	16,900
17,300	Series E-1, Rev., VAR, LOC: Fortis Bank, 3.03%, 12/01/05	17,300
18,600	Sub Series A-1, GO, VAR, CIFG, 3.05%, 12/05/05	18,600
10,970	Sub Series A-2, GO, VAR, CIFG, 3.02%, 12/05/05	10,970
60,325	Metropolitan Transportation Authority, Dedicated Tax Fund
	Series B, Rev., VAR, FSA, 3.02%, 12/06/05	60,325
	Monroe County Airport Authority

1,520	Series PA-585, Rev., VAR, MBIA, 3.09%, 12/03/05	1,520
1,300	Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.00%, 12/01/05 (e) (m)	1,300
	Municipal Securities Trust Certificates
7,555	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.00%, 12/01/05 (e) (m)	7,555
8,600	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.00%, 12/07/05 (e) (m)	8,600
25	Series 2005-236, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.10%, 12/03/05	25
6,800	Nassau Health Care Corp.
	Sub Series 2004-C3, Rev., VAR, FSA, 3.00%, 12/05/05	6,800
	New York City
43,825	Series C, GO, VAR, 3.01%, 12/04/05	43,825
14,850	Series 20030016, Class A, GO, VAR, MBIA-IBC, LIQ: Citibank N.A., 3.08%, 12/02/05	14,850
10,300	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 2.97%, 12/03/05	10,300
4,995	Series PA- 878, GO, VAR, MBIA-IBC, 3.07%, 12/07/05	4,995
11,585	Series PT-2759, Rev., FGIC, LIQ: Merrill Lynch Capital Services, 3.07%, 01/01/06	11,585
14,995	Series ROCS-RR-II-R-389, GO, VAR, FSA, LIQ: Citibank N.A., 3.08%, 12/06/05	14,995
11,900	Sub Series A-2, GO, VAR, LOC: Bank of America N.A., 2.93%, 12/02/05	11,900
12,100	Sub Series A-3, GO, VAR, LOC: BNP Paribas, 2.97%, 12/02/05	12,100
2,300	Sub Series A-4, GO, VAR, LOC: Bayerische Landesbank, 2.97%, 12/01/05	2,300
300	Sub Series A-5, GO, VAR, LOC: KBC Bank N.V., 2.94%, 12/01/05	300
3,400	Sub Series A-6, GO, VAR, LOC: Helaba, 2.95%, 12/07/05	3,400
3,200	Sub Series A-6, GO, VAR, FSA, 2.97%, 12/01/05	3,200
1,300	Sub Series B-4, GO, VAR, MBIA, 2.94%, 12/01/05	1,300
2,300	Sub Series B-5, GO, MBIA, 2.97%, 12/01/05	2,300
8,900	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 2.97%, 12/07/05	8,900
55,150	Sub Series C-3, GO, VAR, LOC: BNP Paribas, 2.90%, 12/05/05	55,150
8,675	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 2.93%, 12/05/05	8,675
17,000	Sub Series C-5, GO, VAR, LOC: Bank of New York, 2.96%, 12/05/05	17,000
30,000	Sub Series E-4, GO, LOC: Bank of America N.A., 3.05%, 12/01/05	30,000
20,815	Sub Series G-2, GO, VAR, LOC: Bank of Nova Scotia, 2.93%, 12/05/05	20,815
200	Sub Series H-1, GO, VAR, LOC: Bank of New York, 2.97%, 12/01/05	200
200	Sub Series H-2, GO, VAR, MBIA, 2.97%, 12/01/05	200
14,600	Sub Series H-2, GO, VAR, LOC: Bank of New York, 2.96%, 12/01/05	14,600
100	Sub Series H-3, GO, VAR, FSA, 2.97%, 12/01/05	100
4,000	Sub Series H-3, GO, VAR, LOC: Bank of New York, 2.90%, 12/01/05	4,000
350	Sub Series H-3, GO, VAR, FSA, 2.97%, 12/01/05	350
1,700	Sub Series H-3, GO, VAR., FSA, 2.97%, 12/01/05	1,700
3,600	Sub Series H-4, GO, VAR, LOC: Bank of New York, 2.97%, 12/01/05	3,600
10,000	Sub Series H-5, GO, VAR, LOC: Dexia Credit Local, 2.97%, 12/01/05	10,000
1,700	Sub Series H-6, GO, VAR, MBIA, 2.94%, 12/04/05	1,700
1,500	Sub Series H-7, GO, VAR, LOC: KBC Bank N.V., 2.97%, 12/01/05	1,500
10,700	New York City Housing Development Corp.
	Series A, Rev., VAR, LOC: Citibank N.A., 2.99%, 12/06/05	10,700
3,200	New York City Housing Development Corp., Mortgage-55 Pierrepont Development
	Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.01%, 12/06/05	3,200
8,150	New York City Housing Development Corp., Multi-Family Housing, 90 West Street
	Series A, Rev., VAR, LOC: HSBC Bank USA, 3.01%, 12/01/05	8,150
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments
	Series A, Rev., VAR, FNMA, 2.95%, 12/05/05	3,070
10,900	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower
	Series A, Rev., VAR, FNMA, 3.00%, 12/02/05	10,900
5,300	New York City IDA, Korean Air Line Co.
	Series C, Rev., VAR, LOC: Rabobank Nederland, 2.99%, 12/07/05	5,300
5,400	New York City IDA, Liberty Facilities Hanson office
	Rev., VAR, LOC: ING Bank N.V., 3.03%, 12/05/05	5,400
400	New York City IDA, Municipal Securities Trust Receipts
	Series SGA-110, Rev., VAR, LOC: Societe Generale, 3.00%, 12/01/05	400
10,500	New York City IDA, Bryant Park LLC
	Series B, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/01/05	10,500
	New York City Municipal Water Finance Authority
21,495	Series 720050041, Class A, Rev., FSA, LIQ: Citibank N.A., 3.08%, 12/07/05	21,495
26,750	Series A, Rev., VAR, FGIC, 2.97%, 12/01/05	26,750
10,300	Series C, Rev., VAR, FGIC, 2.94%, 12/01/05	10,300

42,180	Series F-1, Rev., VAR, 3.00%, 12/01/05	42,180
14,500	Series PA-454, Rev., VAR, FGIC, 3.07%, 12/06/05	14,500
7,220	Series ROCS-RR-II-R-385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.08%, 12/15/05	7,220
1,300	Sub Series F-1, Rev., VAR, 3.01%, 12/01/05	1,300
14,700	New York City Municipal Water Finance Authority, Housing Development Corp.
	Sub Series C-1, Rev., VAR, 3.00%, 12/01/05	14,700
2,000	New York City Municipal Water Finance Authority, Municipal Securities Trust Receipts
	Series SGB-27, Rev., VAR, FSA, LIQ: Societe Generale, 3.08%, 12/07/05	2,000
	New York City Municipal Water Finance Authority, Water & Sewer System
750	Series G, Rev., VAR, FGIC, 2.97%, 12/01/05	750
10,650	Series PA-446, Rev., VAR, FGIC, 3.07%, 12/06/05	10,650
5,885	Series PA-1076, Rev., VAR, 3.09%, 12/04/05	5,885
9,895	Series PA-1085, Rev., VAR, FGIC, 3.07%, 12/04/05	9,895
	New York City Transitional Finance Authority
18,300	Series L21, Regulation D, Rev., VAR, 3.06%, 12/03/05	18,300
8,995	Series PA-1043-R, Rev., VAR, 3.07%, 12/02/05	8,995
37,900	Sub Series 2-A, Rev., VAR, LIQ: Dexia Credit Local, 2.97%, 12/01/05	37,900
23,010	Sub Series 2D, Rev., VAR, LIQ: Lloyds TSB Bank plc, 2.94%, 12/02/05	23,010
10,415	Sub Series 2-E, Rev., VAR, LIQ: NYS Common Return Fund, 2.93%, 12/02/05	10,415
16,575	New York City Transitional Finance Authority, Floating Rate Trust Receipts
	Series L-11, Rev., VAR, 3.06%, 12/07/05	16,575
49,700	New York City Transitional Finance Authority, Future Tax Secured
	Series B, Rev., VAR, 2.97%, 12/01/05	49,700
4,800	New York City Transitional Finance Authority, New York City Recovery
	Sub Series 1A, Rev., VAR, LIQ: Landesbank Hessen-Thuerigen, 2.97%, 12/01/05	4,800
	New York City Trust for Cultural Resource, Municipal Securities Trust Receipts
7,910	Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/07/05	7,910
2,850	Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.00%, 12/01/05	2,850
25,000	Sub Series 3-G, Rev., VAR, 2.94%, 12/01/05	25,000
4,300	New York City, Housing Development Corp., Multi-Family Housing, Monterey
	Series A, Rev., VAR, FNMA, 2.95%, 12/05/05	4,300
	New York City, Municipal Securities Trust Receipts
9,000	Series SGA-51, GO, VAR., AMBAC, 3.00%, 12/06/05	9,000
2,805	Series SGB-33, GO, VAR, FSA, LIQ: Societe Generale, 3.07%, 12/05/05	2,805
12,600	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.06%, 12/06/05	12,600
	New York Local Government Assistance Corp.
1,700	Series B, Rev., VAR, LOC: Bank of Nova Scotia, 2.85%, 12/06/05	1,700
4,200	Series F, Rev., VAR, LOC: Societe Generale, 2.84%, 12/06/05	4,200
8,200	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 2.91%, 12/06/05	8,200
	New York Local Government Assistance Corp., Floating Rate Receipts
5,500	Series SG-99, Rev., VAR, AMBAC, 3.07%, 12/07/05	5,500
10,300	Series SG-100, Rev., VAR, MBIA, 3.07%, 12/01/05	10,300
3,300	New York Local Government Assistance Corp., Municipal Securities Trust Receipts
	Series SGA-59, Rev., VAR, 3.00%, 12/01/05	3,300
12,350	New York Local Government Assistance Corp., Sub Lien
	Series A-6V, Rev., VAR, FSA, GO, 2.85%, 12/05/05	12,350
10,000	New York Mortgage Agency, Homeowner Mortgage
	Series 122, Rev., VAR, 3.00%, 12/02/05	10,000
	New York State Dormitory Authority
22,853	Series 1155, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/06/05	22,853
29,695	Series MT-040, Rev., VAR, FHA, LOC: Landesbank Hessen-Thueringen, 2.80%, 12/06/05	29,695
15,470	Series PA-1088, Rev., VAR, AMBAC, 3.07%, 12/03/05	15,470
7,120	Series PA-1089, Rev., VAR, AMBAC, 3.07%, 12/03/05	7,120
5,000	Series PA-409, Rev., VAR, AMBAC, 3.07%, 12/05/05	5,000
11,100	Series PA-419, Rev., VAR, 3.07%, 12/05/05	11,100
6,445	Series PA-773-R, Rev., VAR, MBIA-IBC, 3.07%, 12/07/05	6,445
9,810	Series PT-1447, Rev., VAR, MBIA, 3.07%, 12/06/05	9,810
6,845	Series PT-1621, Rev., VAR, MBIA, 3.07%, 12/06/05	6,845
13,600	Series PT-1742, Rev., VAR, MBIA, LIQ: BNP Paribas, 3.07%, 12/06/05	13,600
7,965	Series PT-2240, Rev., VAR, FSA, 3.07%, 12/05/05	7,965
	New York State Dormitory Authority, Mental Health Services
12,400	Sub Series D2-B, Rev., VAR, FSA, 3.02%, 12/02/05	12,400
11,900	Sub Series D2-D, Rev., VAR, AMBAC, 3.02%, 12/02/05	11,900

5,000	Sub Series D2-E, Rev., VAR, 3.02%, 12/02/05	5,000
57,265	New York State Dormitory Authority, Merlots
	Series A-56, Rev., FGIC, 3.01%, 12/01/05	57,265
4,750	New York State Dormitory Authority, New York Public Library
	Series A, Rev., VAR, MBIA, 2.95%, 12/06/05	4,750
2,715	New York State Dormitory Authority, Oxford University Press, Inc.
	Rev., VAR, GO, LOC: Landesbank Hessen-Thueringen, 3.00%, 12/01/05	2,715
	New York State Energy Research & Development Authority, Consolidated Edison Co.
6,000	Sub Series C-1, Rev., VAR, LOC: Citibank N.A., 2.99%, 12/07/05	6,000
13,600	Sub Series C-2, Rev., VAR, LOC: Citibank N.A., 2.98%, 12/07/05	13,600
10,450	New York State Energy Research & Development Authority, PCR
	Series PA-450, Rev., VAR, AMBAC, 3.07%, 12/03/05	10,450
10,000	New York State Energy Resources & Development Authority, PCR, Orange & Rockland Project
	Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 2.94%, 12/05/05	10,000
	New York State Environmental Facilities Corp.
19,800	Series 918, Rev., LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/06/05	19,800
4,995	Series PA-174, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.07%, 12/05/05	4,995
	New York State Environmental Facilities Corp., Clean Water & Drinking
11,650	Series PA-1165, Rev., VAR, 3.07%, 12/01/05	11,650
44,808	Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/04/05	44,807
	New York State Housing Finance Agency
22,600	Series B, Rev., VAR, LOC: BNP Paribas, 2.97%, 12/03/05	22,600
14,350	Series C, Rev., VAR, LOC: Dexia Credit Local, 2.97%, 12/03/05	14,350
21,800	Series E, Rev., VAR, LOC: BNP Paribas, 2.97%, 12/01/05	21,800
1,300	New York State Housing Finance Agency, Parkledge Apartments
	Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 2.95%, 12/06/05	1,300
14,800	New York State Housing Finance Agency, Theater Row
	Rev., VAR, LIQ: FHLMC, 3.00%, 12/07/05	14,800
56,800	New York State Housing Finance Agency, Tribeca Housing
	Series A, Rev., LOC: Landesbank Hessen-Thueringen, 2.93%, 12/02/05	56,800
10,000	New York State Housing Finance Agency, Victory Housing
	Series 2002-A, Rev., VAR, LIQ: FHLMC, 3.00%, 12/05/05	10,000
	New York State Housing Finance Agency, 101 West End
8,000	Rev., VAR, LIQ: FNMA, 3.00%, 12/02/05	8,000
13,500	Rev., VAR, LIQ: FNMA, 3.00%, 12/07/05	13,500
4,100	New York State Housing Finance Agency, 150 East 44th Street
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/05/05	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing
	Rev., VAR, 3.00%, 12/01/05	4,200
1,900	New York State Housing Finance Agency, 345 East 94th Street Housing
	Series A, Rev., VAR, FSA, LIQ: FHLMC, 3.00%, 12/04/05	1,900
	New York State Housing Finance Agency, 360 West 43rd Street
44,900	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/01/05	44,900
8,500	New York State Housing Finance Agency, Avalon Chrystie Place Housing
	Series A, Rev., VAR, LOC: Fleet National Bank, 2.99%, 12/05/05	8,500
5,900	New York State Housing Finance Agency, Bennington Hills Housing
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/07/05	5,900
15,500	New York State Housing Finance Agency, Helena Housing
	Series A, Rev., VAR, LOC: Fleet National Bank, 3.00%, 12/02/05	15,500
42,700	New York State Housing Finance Agency, Housing East 84th Street
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/05/05	42,700
36,000	New York State Housing Finance Agency, Kew Gardens Hills
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/04/05	36,000
31,000	New York State Housing Finance Agency, Multi-Family Housing
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/07/05	31,000
25,000	New York State Housing Finance Agency, Tower 31 Housing
	Series A, Rev., VAR, LOC: Fleet National Bank, 3.03%, 12/05/05	25,000
39,000	New York State Housing Finance Agency, Victory Housing
	Series 2001-A, Rev., VAR, LIQ: FHLMC, 3.00%, 12/05/05	39,000
	New York State Housing Finance Agency, West 23rd Street
14,300	Rev., VAR, LIQ: FNMA, 3.00%, 12/03/05	14,300
21,100	Rev., VAR, FNMA AGMT, 3.00%, 12/07/05	21,100
	New York State Housing Finance Agency, West 38th Street
15,500	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/01/05	15,500
6,800	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 2.97%, 12/03/05	6,800
3,400	New York State Housing Finance Agency, Worth Street
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/01/05	3,400
	New York State Medical Care Facilities Finance Agency
9,000	Series PA-72, Rev., VAR, 3.09%, 12/05/05	9,000

1,300	Series PA-113, Rev., VAR, FHA, LIQ: Merrill Lynch Capital Services, 3.07%, 12/01/05	1,300
	New York State Thruway Authority
15,235	Series PT-1194, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.07%, 03/15/06	15,235
14,325	Series SGA-150, Rev., VAR, GO, LIQ: Societe Generale, 3.00%, 12/02/05 (e)	14,325
7,210	New York State Thruway Authority, Highway & Bridge Trust Fund
	Series PT-1425, Rev., VAR, FGIC, 3.07%, 12/06/05	7,210
	New York State Thruway Authority, Highway & Bridge Trust Fund, EAGLE
15,000	Series 720050080, Class A, Rev., AMBAC, LIQ: Citibank N.A., 3.08%, 04/01/06	15,000
11,415	Series PA-532, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.07%, 12/01/05	11,415
12,525	New York State Urban Development Corp., State Facilities & Equipment
	Sub Series A-3-A, Rev., VAR, FGIC, 3.02%, 12/03/05	12,525
30,500	Sub Series A-3-B, Rev., VAR, FGIC, 2.99%, 12/03/05	30,500
6,200	New York State Urban Development Corp.
	Series SG-163, Rev., VAR, 3.07%, 12/05/05	6,200
35,270	Oneida Indian Nation
	Rev., VAR, LOC: Bank of America N.A., 2.96%, 12/01/05	35,270
	Onondaga County IDA, Solvay Paperboard Project
9,100	Rev., VAR, LOC: Citibank N.A., 3.12%, 12/05/05	9,100
14,800	Rev., VAR, LOC: Citibank N.A., 3.12%, 12/07/05	14,800
14,850	Orange County, IDA, Civic Facilities, Arden Hill Hospital Project
	Rev., VAR, FSA, 3.02%, 12/05/05	14,850
	Port Authority of New York & New Jersey
13,090	Rev., VAR, 3.03%, 12/01/05	13,090
8,080	Series PT-2263, Rev., VAR, FGIC-TCRS, 3.07%, 12/07/05	8,080
12,655	Port Authority of New York & New Jersey, Trust Receipts
	Series 10, Class F, Rev., VAR, FSA, 3.09%, 12/03/05	12,655
18,145	Tobacco Settlement Financing Authority, TOCS
	Series D, AMT, Rev., VAR, LIQ: Goldman Sachs, 3.13%, 12/07/05	18,145
	Triborough Bridge & Tunnel Authority
9,738	Series 839, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/03/05	9,738
8,405	Series B, Rev., VAR, FSA, 2.97%, 12/05/05	8,405
6,055	Series D, Rev., VAR, FSA, 2.96%, 12/04/05	6,055
12,080	Series PA-1090, Rev., VAR, MBIA-IBC, GO, 3.07%, 12/07/05	12,080
595	Series PT-2017, Rev., VAR, MBIA, 3.07%, 12/03/05	595
12,000	Sub Series B-1, Rev., VAR, GO, 3.03%, 12/05/05	12,000
50,100	Sub Series B-4, Rev., VAR, GO of AGY, 2.99%, 12/05/05	50,100
2,100	Triborough Bridge & Tunnel Authority, General Purpose
	Series C, Rev., VAR, AMBAC, 2.96%, 12/06/05	2,100
9,300	Westchester County IDA, IDR, Levister Redevelopment Co., LLC
	Series A, Rev., VAR, LOC: Bank of New York, 3.04%, 12/06/05	9,300
		2,409,417
North Carolina — 2.7%
5,345	Brunswick County, Enterprise System
	Series PT-2235, Rev., VAR, FSA, 3.08%, 12/02/05	5,345
10,000	Buncombe County Metropolitan Sewerage District
	Rev., VAR, XLCA, 3.07%, 12/06/05	10,000
10,955	City of Charlotte, Airport
	Series D, Rev., VAR, MBIA, 2.97%, 12/07/05	10,955
59,400	City of Charlotte, Transit Projects
	Series II-7, COP, VAR, 2.93%, 12/03/05	59,400
8,405	City of Charlotte, Water
	Series B, Rev., VAR, 3.05%, 12/05/05	8,405
	City of Greensboro, Enterprise Systems
22,690	Series B, Rev., VAR, LIQ: Wachovia Bank N.A., 3.00%, 12/07/05	22,690
1,700	City of Durham, Water & Sewer Utility Systems
	Rev., VAR, 3.06%, 12/07/05	1,700
5,000	City of Winston-Salem, Water & Sewer Systems
	Series B, Rev., VAR, 2.99%, 12/01/05	5,000
	Fayetteville Public Works Commission
8,700	Rev., VAR, FSA, 2.98%, 12/03/05	8,700
4,500	Series A, Rev., VAR, FSA, 2.98%, 12/05/05	4,500
10,400	Guilford County
	Series B, Rev., VAR, 3.05%, 12/06/05	10,400
300	Guilford County Industrial Facilities & PCFA, IDA, Neal Manufacturing, Inc.
	Rev., VAR, LOC: Bank of America N.A., 3.10%, 12/05/05	300
9,115	Henderson County
	Series PT-2751, Rev., VAR, COP, AMBAC, 3.08%, 12/06/05	9,115
4,900	Iredell County Public Facilities Corp., Iredell County Schools Project
	Rev., VAR, AMBAC, 3.05%, 12/05/05	4,900
5,000	Mecklenburg County
	Series C, GO, VAR, LIQ: Bank of America N.A., 3.00%, 12/04/05	5,000

8,935	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project
	Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/07/05	8,935
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/07/05	10,255
8,540	North Carolina Educational Facilities Finance Agency, Elon College
	Rev., VAR, LOC: Bank of America N.A., 2.99%, 12/07/05	8,540
4,715	North Carolina Housing Finance Agency
	Series 2003-L44J, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.14%, 12/01/05	4,715
5,715	North Carolina Housing Finance Agency, Appalachian Student Housing
	Series A, Rev., VAR, LOC: Wachovia Bank N.A., 2.99%, 12/07/05	5,715
	North Carolina Housing Finance Agency, Home Ownership
13,835	Series 16-C, Rev., VAR, LIQ: Bank of America N.A., 3.03%, 12/01/05	13,835
10,500	Series 22-B, Rev., 3.20%, 06/01/06	10,500
15,000	North Carolina Medical Care, Gaston Health Care
	Series B, Rev., VAR, 2.97%, 12/07/05	15,000
	North Carolina Medical Care Commission
7,100	Rev., VAR, 2.98%, 12/07/05	7,100
21,380	Series C, Rev., VAR, 2.97%, 12/07/05	21,380
6,430	North Carolina Medical Care Commission, Baptist Hospitals Project
	Rev., VAR, 2.98%, 12/07/05	6,430
27,000	North Carolina Medical Care Commission, Duke University Health Systems
	Series A, Rev., VAR, 2.97%, 12/07/05	27,000
2,600	North Carolina Medical Care Commission, Lincoln Health Systems Project
	Series A, Rev., VAR, GO, LOC: Bank of America N.A., 3.05%, 12/05/05	2,600
10,200	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project
	Rev., VAR, 3.03%, 12/05/05	10,200
2,700	North Carolina Medical Care Commission, Northeast Medical Center Project
	Series B, Rev., VAR, LOC: Suntrust Bank, 2.97%, 12/07/05	2,700
6,400	North Carolina Medical Care Commission., Pooled Equipment Financing Project
	Rev., VAR, MBIA, 3.00%, 12/03/05	6,400
15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project
	Series B, Rev., VAR, LOC: Wachovia Bank, 3.05%, 12/01/05	15,000
33,985	North Carolina State University at Raleigh
	Series B, Rev., VAR, 2.91%, 12/06/05	33,985
7,540	Raleigh Durham Airport Authority
	Rev., VAR, FGIC, 3.03%, 12/05/05	7,540
8,550	State of North Carolina
	Series PT-2207, GO, VAR, 3.08%, 12/07/05	8,550
	State of North Carolina, Public Improvement
6,000	Series D, GO, VAR, 2.93%, 12/07/05	6,000
5,560	Series D, GO, VAR, 2.97%, 12/05/05	5,560
14,130	Series F, GO, VAR, 2.94%, 12/05/05	14,130
14,000	Union County
	Series B, AMT, GO, VAR, 3.02%, 12/06/05	14,000
13,385	University of North Carolina
	Series C, Rev., VAR, 2.90%, 12/01/05	13,385
		445,865
North Dakota — 0.4%
	North Dakota State Housing Finance Agency
12,490	Series A, Rev., GO, 3.02%, 12/01/05	12,490
10,500	Series B, Rev., VAR, GO, 3.02%, 12/01/05	10,500
4,135	Series RR-II-R-140, Rev., VAR, LIQ: Citibank N.A., 3.12%, 12/01/05	4,135
	North Dakota State Housing Finance Agency, Home Mortgage
9,205	Series B, Rev., VAR, 3.02%, 12/01/05	9,205
23,060	Series C, Rev., VAR, 3.02%, 12/03/05	23,060
		59,390
Ohio — 0.7%
6,340	Cincinnati City School District
	Series RR-II-R-4049, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.08%, 12/06/05	6,340
300	City of Columbus
	Series 1, GO, VAR, 3.01%, 12/01/05	300
7,920	Franklin County, Franklin County Hospital
	Series ROCS-II-R-55, Rev., VAR, LIQ: Citigroup Global Markets, 3.08%, 12/02/05	7,920
7,100	Franklin County, Hospital, OhioHealth Corp.
	Series D, Rev., VAR, LOC: National City Bank, 2.99%, 12/05/05	7,100
7,800	Franklin County, Trinity Health Credit
	Series C-1, Rev, VAR, FGIC, LIQ: U.S. Bank, 3.00%, 12/07/05	7,800

3,485	Greene County, Fairview Extended
	Series B, Rev., VAR, LOC: Fleet National Bank, 3.00%, 12/01/05	3,485
9,000	Hamilton County, Healthcare Facilities, Twin Towers & Twin Lakes
	Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.07%, 12/07/05	9,000
	Hamilton County, Hospital Facilities, Health Alliance
12,096	Series A, Rev., VAR, MBIA, 2.87%, 12/07/05	12,096
4,000	Series E, Rev., VAR, MBIA, 2.87%, 12/07/05	4,000
16,300	Montgomery County, Catholic Health
	Series B-2, Rev., VAR, 2.96%, 12/07/05	16,300
5,890	Municipal Securities Trust Certificates
	Series 9047, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.01%, 12/05/05	5,890
8,975	Ohio State Building Authority
	Series L-41, Regulation D, Rev., VAR, 3.14%, 12/06/05	8,975
4,995	Ohio State Turnpike Commission
	Series RR-II-R-51, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.08%, 12/07/05	4,995
10,200	Ohio State Water Development Authority, Multi-Modal
	Rev., VAR, LOC: Northern Trust Co., 3.05%, 12/04/05	10,200
6,000	Ohio State Water Development Authority, Pollution Control Facilities, Cleveland
	Series A, Rev., VAR, LOC: Barclays Bank plc, 3.08%, 12/01/05	6,000
3,750	Ohio State Water Development Authority, Pollution Control Facilities, Toledo
	Series A, Rev., VAR, LOC: Barclays Bank plc, 3.00%, 12/01/05	3,750
7,755	State of Ohio
	Series RR II-R-208, GO, VAR, FSA, LIQ: Citibank N.A., 3.08%, 12/05/05	7,755
		121,906
Oklahoma — 0.3%
	Payne County EDA, Student Housing, OSUF Phase III Project
9,000	Series B, Rev., VAR, AMBAC, 3.07%, 12/01/05	9,000
9,800	Rev., VAR, AMBAC, 3.07%, 12/01/05	9,800
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project
	Rev., VAR, LIQ: FNMA, 3.06%, 12/06/05	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project
	Rev., VAR, LOC: Bank of New York, 3.07%, 12/01/05	6,500
7,047	Tulsa County Industrial Authority, Plaza Hills East Project
	Rev., 3.35%, 04/21/06	7,047
		42,837
Oregon — 0.6%
6,000	Oregon Health & Science University, OHSU Medical Group Project
	Series A, Rev., VAR, LOC: Bank of New York, 2.99%, 12/05/05	6,000
9,360	Oregon State Department of Administrative Services
	Series 89, VAR, MBIA, COP, LIQ: BNP Paribas, 3.08%, 12/05/05	9,360
5,160	Oregon State Department of Administrative Services, State Lottery
	Series PT-1394, Rev., VAR, FSA, 3.08%, 12/06/05	5,160
15,000	Oregon State Housing & Community Services Department
	Series I, Rev., AMT, VAR, 3.03%, 12/03/05	15,000
7,930	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement
	Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.15%, 12/06/05	7,930
5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program
	Series L, Rev., VAR, 3.03%, 12/01/05	5,000
11,445	Portland Housing Authority, Multi-Family, Housing Authority
	Rev., VAR, LOC: Wells Fargo Bank N.A., 3.08%, 12/05/05	11,445
	State of Oregon
24,500	Series 73-F, GO, VAR, LOC: Bayerische Landesbank, 2.92%, 12/07/05	24,500
10,000	Series A, GO, 4.50%, 11/27/06	10,137
965	Series A-18, Regulation D, GO, VAR, 3.14%, 12/04/05	965
6,000	State of Oregon, Veterans Welfare
	Series 83, GO, VAR, 2.98%, 12/04/05	6,000
		101,497
Other — 2.5%
	ABN-AMRO Munitops Certificate Trust
31,495	Series 1999-6, Rev., VAR, PSF-GTD, 3.09%, 12/06/05 (e)	31,495
10,000	Series 1999-9, Rev., VAR, PSF-GTD, 3.09%, 12/07/05 (e)	10,000
13,280	Series 2000-10, Rev., MBIA, 3.09%, 12/07/05	13,280
16,685	Series 2000-13, Class C, Rev., VAR, PSF-GTD, 3.09%, 12/07/05	16,685
5,000	Series 2001-1, GO, VAR, MBIA, 3.11%, 12/04/05	5,000
9,850	Series 2001-10, GO, VAR, MBIA, 3.11%, 12/06/05	9,850
15,010	Series 2001-21, GO, VAR, MBIA, 3.11%, 12/02/05	15,010
24,625	Series 2002-1, Rev., VAR, 3.22%, 12/04/05	24,625
5,500	Series 2002-16, GO, VAR, PSF-GTD, 3.11%, 12/03/05	5,500
9,995	Series 2002-3, Rev., VAR, GNMA COLL, 3.17%, 12/01/05	9,995
4,900	Series 2002-37, Rev., VAR, GNMA COLL, 3.18%, 12/03/05	4,900
10,750	Series 2004-8, GO, VAR, AMBAC, 3.11%, 12/01/05	10,750

16,280	Series 2004-43, GO, VAR, FGIC, 3.11%, 12/03/05	16,280
	Charter Mac Floater Certificate Trust I
7,300	Series CAL-2, Rev., VAR, MBIA, 3.10%, 12/05/05	7,300
12,800	Series NAT-1, Rev., VAR, MBIA, 3.12%, 12/06/05	12,800
15,000	Series NAT-3, Rev., VAR, AMT, INS: MBIA, 3.12%, 12/01/05	15,000
14,000	Series NAT-4, Rev., VAR, AMT, INS: MBIA, 3.12%, 12/01/05	14,000
11,500	Series NAT-5, Rev., VAR, AMT, INS: MBIA, 3.12%, 12/05/05	11,500
12,655	Clipper Tax-Exempt Trust
	Series 2005-30, Rev., 3.19%, 12/06/05	12,655
30,343	Clipper Tax-Exempt Trust
	Series 2002-9, COP, VAR, LIQ: State Street Bank & Trust Co., 3.24%, 12/02/05	30,343
8,708	Clipper Tax-Exempt Certificate Trust Partner, Multi-State
	Series 2005-2, Rev., VAR, 3.24%, 12/01/05	8,708
	Eagle Tax-Exempt Trust
19,800	Rev., AMBAC, LIQ: Citibank N.A., 3.07%, 12/04/05	19,800
17,315	Rev., MBIA, LIQ: Citibank N.A., 3.07%, 12/05/05	17,315
14,850	Series 20003208, Class A, Rev., MBIA, LIQ: Citibank N.A., 3.08%, 12/04/05	14,850
	Eagle Tax Exempt Trust, Weekly Option Mode
1,230	Series 1994-4904, GO, VAR, LIQ: Citibank N.A., 3.12%, 12/05/05	1,230
15,000	Series 1998-16, Rev., VAR, MBIA, 3.08%, 12/05/05	15,000
5,900	Series 20013801, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.07%, 12/07/05	5,900
2,420	Series 20014303, Class A, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/06/05	2,420
5,000	Series 20014305, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.08%, 12/07/05	5,000
7,000	Eagle Tax Exempt Trust, Weekly Option Mode, Salt River Project
	Series 20020301, Class A, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/05/05	7,000
10,475	Eagle Tax Exempt Trust, Weekly Options Mode, Round Rock
	Series 20014304, Class A, Rev., VAR, COP, PSF-GTD, LIQ: Citibank N.A., 3.08%, 12/02/05	10,475
3,000	Eagle Tax Exempt Trust, Weekly Partner Certificate
	Series 2004302, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.08%, 12/03/05	3,000
15,505	MBIA Capital Corp. Tax Exempt
	Series PL-10, Rev., VAR., MBIA, LIQ: Landesbank Hessen-Thueringen, 3.14%, 12/04/05	15,505
10,010	SunAmerica Trust, Various States
	Series 2, Class A Certificates, Rev., VAR, LIQ: FHLMC, 3.19%, 12/05/05	10,010
		413,181
Pennsylvania — 4.0%
6,745	Allegheny County Hospital Development Authority
	Series PA-748, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.09%, 12/07/05	6,745
10,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center
	Series B-1, Rev., VAR, 3.15%, 12/15/05	10,000
8,395	Berks County, IDA, Health Care-Lutheran Services
	Series A, Rev., VAR, AMBAC, LIQ: Wachovia Bank N.A., 3.00%, 12/02/05	8,395
4,465	Berks County IDA, Kutztown University Foundation Project
	Rev., VAR, LOC: Wachovia Bank N.A., 3.05%, 12/05/05	4,465
13,950	Bucks County, IDA, Law School Admission Council
	Rev., VAR, LOC: Allied Irish Bank plc, 3.00%, 12/05/05	13,950
4,410	Chester County Health & Educational Facilities Authority, Barclay Friends Project
	Series B, Rev., VAR, LOC: Wachovia Bank N.A., 2.99%, 12/07/05	4,410
	City of Philadelphia
27,605	Series 720050050, Class A, Rev., FSA, LIQ: Citibank N.A., 3.07%, 01/01/06	27,605
61,200	Series A, GO, 4.00%, 06/30/06	61,624
2,600	Series PT-2731, Rev., FSA, LIQ: Dexia Credit Local, 3.07%, 01/01/06	2,600
340	City of Philadelphia, Gas Works
	Series PA-1144, Rev., VAR, FSA, 3.07%, 12/02/05	340
10,600	City of Philadelphia, IDA, 30th Street Station Project
	Rev., VAR, MBIA, LOC: Royal Bank of Scotland, 2.81%, 12/04/05	10,600
	City of Philadelphia, Water & Wastewater Systems
42,455	Rev., VAR, FSA, 2.98%, 12/04/05	42,455
2,995	Series SG-158, Rev., VAR, FGIC, 3.07%, 12/01/05	2,995
20,000	Clipper Tax-Exempt Trust
	COP, Series 2003-5, VAR, LIQ: State Street Bank & Trust Co., 3.16%, 12/01/05	20,000
7,900	Cornwall Lebanon School District
	Series PT-2765, GO, VAR, FSA, 3.07%, 12/05/05	7,900

3,200	Delaware Valley Regional Financial Authority
	Series 1, Rev., VAR, FSA, LOC: National Australia Bank, 2.99%, 12/07/05	3,200
	Delaware Valley Regional Financial Authority, Local Government
6,400	Series A, Rev., VAR, LOC: National Australia Bank, 2.99%, 12/01/05	6,400
5,000	Series A, Rev., VAR, LOC: National Australia Bank, 2.99%, 12/02/05	5,000
2,700	Series A, Rev., VAR, LOC: National Australia Bank, 2.99%, 12/07/05	2,700
14,400	Series D, Rev., VAR, LOC: National Australia Bank, 2.99%, 12/03/05	14,400
8,815	Series PT-749, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 2.85%, 12/06/05	8,815
11,600	Emmaus General Authority, Loan Project
	Series A, Rev., VAR, FSA, 3.05%, 12/01/05	11,600
4,040	Erie County Hospital Authority
	Series PT-820, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.08%, 12/06/05	4,040
5,000	Harrisburg Authority, Water
	Series A, Rev., VAR, FGIC, 3.08%, 12/01/05	5,000
9,475	Luzerne County IDA
	Series ROCS-RR-II-R-393, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.07%, 12/01/05	9,475
13,330	Montgomery County IDA, PCR, Exelon Corp.
	Rev., VAR, LOC: Wachovia Bank N.A., 3.00%, 12/07/05	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing,
	Brookside Manor Apartments Project
9,810	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/03/05	9,810
1,900	Series T-2, Rev., VAR, LIQ: FNMA, 3.00%, 12/03/05	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing,
	Kingswood Apartments Project
	Series A, Rev., VAR, LIQ: FNMA, 3.00%, 12/05/05	10,000
9,890	Municipal Securities Trust Certificates
	Series 2001-9022, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.01%, 12/06/05	9,890
6,400	Northampton County Higher Education Authority, Lafayette College
	Series A, Rev., VAR, 3.00%, 12/07/05	6,400
7,600	Pennsylvania Convention Center Authority
	Series PT-1224, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.07%, 12/07/05	7,600
3,945	Pennsylvania Energy Development Authority, B&W Ebensburg Project
	Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.02%, 12/01/05	3,945
38,250	Pennsylvania Higher Education Assistance Agency, Student Loan
	Series C, Rev., VAR, AMBAC, 3.03%, 12/03/05	38,250
4,300	Pennsylvania Higher Educational Facilities Authority, Philadelphia University
	Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.00%, 12/07/05	4,300
	Pennsylvania Housing Finance Agency, Single Family Mortgage
12,030	Series 83-B, Rev., VAR, AMT, 3.00%, 12/02/05	12,030
21,600	Series 85-B, Rev., VAR, 3.00%, 12/02/05	21,600
7,000	Series 85-C, Rev., VAR, 3.00%, 12/02/05	7,000
12,800	Series 86-B, Rev., VAR, 3.00%, 12/02/05	12,800
12,390	Series 87-B, Rev., VAR, AMT, 3.00%, 12/03/05	12,390
20,000	Series 87-C, Rev., VAR, AMT, 3.00%, 12/03/05	20,000
19,820	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 90C
	Series 90-C, Rev., VAR, 3.00%, 12/03/05	19,820
9,630	Pennsylvania Intergovernmental Cooperative Authority
	Series SG-67, Rev., VAR, FGIC, LIQ: Societe Generale, 3.07%, 12/04/05	9,630
	Pennsylvania Turnpike Commission
12,300	Series A-3, Rev., VAR, 2.98%, 12/06/05	12,300
7,300	Series B, Rev., VAR, 3.03%, 12/06/05	7,300
	Philadelphia Hospitals & Higher Education Facilities Authority
24,200	Series B, Rev., VAR, LOC: PNC Bank N.A., 3.03%, 12/02/05	24,200
12,000	Series C, Rev., VAR, LOC: PNC Bank N.A., 3.03%, 12/02/05	12,000
	Sayre Health Care Facilities Authority, VHR Pennsylvania Capital Financing Project
945	Series F, Rev., VAR, AMBAC, 2.98%, 12/07/05	945
11,000	Series M, Rev., VAR, AMBAC, 3.00%, 12/06/05	11,000
	Southcentral General Authority
10,000	Rev., VAR, AMBAC, 3.08%, 12/05/05	10,000
32,700	Series B, Rev., VAR, AMBAC, 2.97%, 12/07/05	32,700
19,500	Southcentral General Authority/PA
	Series D, Rev., AMBAC, 2.97%, 12/07/05	19,500
	University of Pittsburgh, University Capital Project, Commonwealth System of Higher Education
15,000	Series B, Rev., VAR, 2.97%, 12/06/05	15,000
3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements
	Sub Series 96-C, Rev., VAR, FSA, 3.05%, 12/05/05	3,700
		664,054

Puerto Rico — 0.4%
	Commonwealth of Puerto Rico
7,995	Series 838, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.04%, 12/01/05	7,995
3,315	Series PA-625, GO, VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 3.03%, 12/01/05	3,315
1,620	Series PA-642, GO, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.03%, 12/03/05	1,620
1,540	Series PA-931, GO, VAR, XLCA, 3.04%, 12/06/05	1,540
2,700	Commonwealth of Puerto Rico., Floating Rate Trust Receipts
	Series M4J, GO, VAR, FSA, 3.04%, 12/01/05	2,700
650	Commonwealth of Puerto Rico., Trust Receipts
	Series 3, Class F, GO, VAR, MBIA, 3.04%, 12/01/05	650
4,600	Puerto Rico Electric Power Authority
	Series SGA-43, Rev., MBIA, 2.95%, 12/02/05	4,600
	Puerto Rico Highway & Transportation Authority
600	Series PA-472, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.03%, 12/01/05	600
2,695	Series RR-II-R-66, Rev., VAR, MBIA-IBC, LIQ: Citibank N.A., 3.05%, 12/04/05	2,695
1,330	Puerto Rico Highway & Transportation Authority, Trust Receipts
	Series B, Class F, Rev., VAR, MBIA, 3.04%, 12/01/05	1,330
	Puerto Rico Infrastructure Financing Authority
13,200	Series 2, Rev., VAR, SO, LIQ: Bank of New York, 3.06%, 12/04/05	13,200
25,830	Series 139, Rev., VAR, MBAC, LIQ: Morgan Stanley Dean Witter, Rev., 3.04%, 12/01/05	25,830
1,950	Puerto Rico Municipal Finance Agency
	Series PA-609, Rev., VAR, 3.03%, 12/06/05	1,950
1,700	TICS/TOCS Trust
	Series 2001-2, GO, VAR, FSA, LIQ: Bank of New York, 3.07%, 12/06/05	1,700
		69,725
Rhode Island — 0.7%
9,800	Narragansett Bay Commission, Wastewater System
	Series A, Rev., VAR, MBIA, 2.98%, 12/06/05	9,800
5,830	Rhode Island Clean Water Finance Agency, PCR
	Series PT-1535, Rev., VAR, 3.08%, 12/06/05	5,830
	Rhode Island Health & Educational Building Corp.
6,600	Series B, Rev., VAR, 2.95%, 12/06/05	6,600
3,695	Series PT-2253, Rev., VAR, 3.08%, 12/04/05	3,695
2,000	Rev., VAR, LOC: Fleet National Bank, 3.00%, 12/06/05	2,000
26,000	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University
	Series B, Rev., VAR, 3.00%, 12/05/05	26,000
7,200	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital
	Rev., VAR, LOC: Fleet National Bank, 3.00%, 12/01/05	7,200
4,425	Rhode Island Health & Educational Building Corp., Moses Brown School Issue
	Rev., VAR, MBIA, 3.03%, 12/01/05	4,425
14,150	Rhode Island Health & Educational Building Corp., St. George’s School
	Rev., VAR, LIQ: Fleet National Bank, 2.98%, 12/05/05	14,150
9,800	Rhode Island Industrial Facilities Corp., Marine Terminal, Exxon Mobil Project
	Rev., VAR, 2.91%, 12/01/05	9,800
9,000	Rhode Island State & Providence Plantations
	Series 720, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/01/05	9,000
4,530	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan
	Series B, GO, VAR, 2.98%, 12/06/05	4,530
8,325	State of Rhode Island
	Series PT-1589, COP, VAR, MBIA, 3.08%, 12/06/05	8,325
		111,355
South Carolina — 1.1%
16,335	ABN AMRO Munitops Certificate Trust
	Series 2004-27, Rev., VAR, FGIC, 3.10%, 12/07/05	16,335
3,000	Cherokee County, IDB, Oshkosh Truck Project
	Rev., VAR, LOC: Bank of America N.A., 3.10%, 12/02/05	3,000
11,000	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement
	Series A, Rev., VAR, 3.07%, 12/05/05	11,000
9,975	City of North Charleston, Tax Increment, Noisette Community Redevelopment Project
	Rev., VAR, 3.05%, 12/07/05	9,975
10,000	Greenville Hospital System Board
	Series C, Rev., VAR, AMBAC, 3.02%, 12/01/05	10,000
	Piedmont Municipal Power Agency, Electric
10,100	Series C, Rev., VAR, MBIA, 2.98%, 12/05/05	10,100

15,400	Sub Series B-4, Rev, VAR, FGIC, 2.96%, 12/07/05	15,400
32,825	Sub Series B-5, Rev., VAR, MBIA, 2.98%, 12/02/05	32,825
19,600	Sub Series B-6, Rev., VAR, MBIA, 2.96%, 12/07/05	19,600
1,200	South Carolina Jobs & EDA, Concept Packaging Group Project
	Rev., VAR, LOC: Bank of America N.A., 3.15%, 12/02/05	1,200
11,255	South Carolina Jobs & EDA, Medical University Facilities Corp. Project
	Rev., VAR, LOC: Wachovia Bank N.A., 3.05%, 12/05/05	11,255
4,600	South Carolina Jobs & EDA, Specialty Minerals Project
	Rev., VAR, LOC: Bank of New York, 3.05%, 12/05/05	4,600
2,720	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project
	Rev., VAR, LOC: Bank of America N.A., 3.10%, 12/01/05	2,720
5,550	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project
	Rev., VAR, LOC: Fleet National Bank, 3.05%, 12/05/05	5,550
2,450	South Carolina Jobs & EDA, Valley Proteins, Inc., Project
	Rev., VAR, LOC: U.S. Bank N.A., 3.10%, 12/03/05	2,450
6,000	South Carolina State
	Series PT-1225, Rev., VAR, 3.06%, 12/03/05	6,000
2,145	South Carolina State Housing Finance & Development Authority,
	Reference Rent Housing Greenville
	Series A, Rev., VAR, LIQ: FHLMC, 3.06%, 12/06/05	2,145
5,250	South Carolina State Public Service Authority
	Series PT-1525, Rev., VAR, FSA, 3.08%, 12/07/05	5,250
13,125	South Carolina Transportation Infrastructure Bank
	Series 892, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/01/05	13,125
		182,530
South Dakota — 0.4%
	South Dakota Housing Development Authority, Home Ownership Mortgage
15,000	Series C, AMT, Rev., VAR, 2.98%, 12/06/05	15,000
10,500	Series C-1, Rev., VAR, 3.00%, 12/03/05	10,500
9,890	Series D, Rev., VAR, 2.90%, 12/05/05	9,890
5,000	Series F, Rev., VAR, 3.08%, 12/03/05	5,000
5,000	Series G, Rev., VAR, 3.02%, 12/04/05	5,000
23,400	Series I, Rev., VAR, 2.98%, 12/03/05	23,400
55	South Dakota Housing Development Authority, Single Family Housing
	Series PT-957, Rev., VAR, 3.13%, 12/06/05	55
		68,845
Tennessee — 2.2%
5,000	ABN AMRO Munitops Certificate Trust, Multi-State
	Series 2002-25, GO, VAR, MBIA, 3.09%, 12/06/05	5,000
	Blount County Public Building Authority, Local Government Public Improvement
2,200	Series A-1-B, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.02%, 12/01/05	2,200
1,900	Series A-1-D, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.02%, 12/01/05	1,900
2,600	Series A-1-E, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.02%, 12/01/05	2,600
2,745	Series A-1-F, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.02%, 12/01/05	2,745
4,200	Series A-2-C, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.02%, 12/01/05	4,200
3,380	Series A-2-F, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.02%, 12/01/05	3,380
3,000	Series A-2-H, Rev., VAR, AMBAC, LOC: KBC Bank NV, 3.02%, 12/01/05	3,000
16,100	Series A-4-A, Rev., VAR, AMBAC, 3.01%, 12/01/05	16,100
5,400	Series A-8-A, Rev., VAR, AMBAC, 3.05%, 12/06/05	5,400
2,700	Series A-8-B, Rev., VAR, AMBAC, 3.05%, 12/06/05	2,700
4,175	Series D-1-F, Rev., VAR, AMBAC, 3.02%, 12/01/05	4,175
4,500	Series D-2-A, Rev., VAR, AMBAC, 3.02%, 12/01/05	4,500
9,915	City of Memphis
	Series RR-II-6033, GO, VAR, MBIA, LIQ: Citibank N.A., 3.08%, 12/02/05	9,915
300	City of South Pittsburg, IDB, Lodge Manufacturing Co. Project
	Rev., VAR, LOC: Suntrust Bank, 3.10%, 12/07/05	300
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund
18,475	Rev., VAR, LOC: Bank of America N.A., 3.03%, 12/01/05	18,475
26,480	Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/01/05	26,480
6,325	Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/05/05	6,325
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project
	Rev., VAR, LOC: Bank of America N.A., 3.10%, 12/07/05	3,000
12,995	Johnson City Health & Educational Facilities Board
	Series PT-922, Rev., VAR, 3.11%, 12/01/05	12,995
8,100	Loudon IDB, A.E. Staley Manufacturing Co. Project
	Rev., VAR, LOC: Wachovia Bank of North Carolina, 3.05%, 12/04/05	8,100

14,475	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Project
	Rev., VAR, MBIA, LIQ: FHLMC, 3.05%, 12/03/05	14,475
2,430	Metropolitan Government Nashville & Davidson County
	Series PT-1526, Rev., VAR, AMBAC, 3.08%, 12/06/05	2,430
12,250	Metropolitan Government Nashville & Davidson County Health & Educational
	Facility Board, Ascension Health Credit
21,500	Series B-2, Rev., VAR, 2.30%, 05/01/06	21,500
	Series B, Rev., VAR, 2.85%, 05/15/06	12,250
12,300	Metropolitan Government Nashville & Davidson County, Health & Educational Facility
	Board, Belmont University Project
	Rev., VAR, LOC: Suntrust Bank, 2.99%, 12/07/05	12,300
14,400	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Vanderbilt University
	Series B, Rev., VAR, 3.03%, 12/01/05	14,400
2,500	Metropolitan Government Nashville & Davidson County, IDB, Country Music Hall of Fame
	Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/06/05	2,500
3,130	Metropolitan Government Nashville & Davidson County, IDB, L&S LLC Project
	Rev., VAR, LOC: Bank of New York, 3.12%, 12/06/05	3,130
40,790	Montgomery County Public Building Authority, Tennessee County Loan Pool
	Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/05/05	40,790
4,900	Montgomery County Public Building Authority, Pooled Financing, Montgomery County Loan Pool
	Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/05/05	4,900
	Sevier County Public Building Authority, Local Government Public Improvement
15,000	Series 6-A1, Rev., VAR, 3.01%, 12/01/05	15,000
6,800	Series VI-B-1, Rev., VAR, 3.02%, 12/01/05	6,800
4,075	Series VI-C-3, Rev., VAR, AMBAC, 3.02%, 12/01/05	4,075
3,000	Series VI-C-4, Rev., VAR, AMBAC, 3.02%, 12/01/05	3,000
1,500	Series II-A-1, Rev., VAR, AMBAC, 3.05%, 12/06/05	1,500
2,500	Series II-A-2, Rev., VAR, AMBAC, 3.05%, 12/06/05	2,500
6,000	Series II-C-2, Rev., VAR, AMBAC, 3.05%, 12/07/05	6,000
895	Series II-D-3, Rev., VAR, AMBAC, 3.05%, 12/04/05	895
3,000	Series III-B-3, Rev., VAR, AMBAC, 3.05%, 12/06/05	3,000
7,000	Series III-C-5, Rev., VAR, AMBAC, 3.05%, 12/06/05	7,000
1,600	Series III-D-3, Rev., VAR, AMBAC, 3.05%, 12/05/05	1,600
2,500	Series III-E-3, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.05%, 12/07/05	2,500
1,200	Series VI-D-4, Rev., VAR, AMBAC, 3.02%, 12/01/05	1,200
5,000	Series VI-E-2, Rev., VAR, AMBAC, 3.02%, 12/01/05	5,000
4,500	Series VI-E-3, Rev., VAR, AMBAC, 3.02%, 12/01/05	4,500
2,875	Series VI-E-4, Rev., VAR, AMBAC, 3.02%, 12/01/05	2,875
4,000	Series VI-F-1, Rev., VAR, XLCA, 3.02%, 12/01/05	4,000
20,000	Shelby County Health Educational & Housing Facilities Board
	Series PA-1277, Rev., VAR, 3.09%, 12/06/05	20,000
5,075	Shelby County Health, Educational & Housing Facilities Board, Rhodes College
	Series PA-1277, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/05/05	5,075
		368,685
Texas — 10.3%
	ABN AMRO Munitops Certificate Trust
18,990	Series 2000-11, Rev., VAR, PSF-GTD, 3.11%, 12/07/05	18,990
8,000	Series 2001-26, GO, VAR, 3.11%, 12/07/05	8,000
17,990	Series 2005-45, Rev., VAR, 3.11%, 01/01/06	17,990
39,550	Aldine Independent School District, School Buildings
	GO, VAR, 2.75%, 12/15/05	39,550
7,565	Alief Independent School District
	Series PT-2767, GO, VAR, PSF-GTD, 3.08%, 12/05/05	7,565
9,100	Bexar County Housing Finance Authority, Multi-Family Housing,
	Altamonte Apartment Projects
	Rev., VAR, LIQ: FNMA, 2.99%, 12/05/05	9,100
11,375	Bexar County Housing Finance Authority, Multi-Family Housing,
	Fountainhead Apartments
	Rev., VAR, FNMA, 2.98%, 12/02/05	11,375
2,600	Bowie County IDA, IDR, Texarkana Newspapers, Inc.
	Rev., VAR, LOC: Bank of New York, 3.00%, 12/01/05	2,600
	Brazos River Authority, PCR
11,700	Series D-1, Rev., VAR, LOC: Wachovia Bank N.A., 3.04%, 12/05/05	11,700
23,400	Series D-2, Rev., VAR, LOC: Wachovia Bank N.A., 3.04%, 12/05/05	23,400

6,560	Series PT-679, Rev., VAR, MBIA, 3.08%, 12/06/05	6,560
4,200	Brazos River Habor Navigation District, Brazoria County Environmental,
	Merey Sweeny LP Project
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.06%, 12/01/05	4,200
7,315	Carroll Independent School District
	Series PT-2744, GO, VAR, PSF-GTD, LIQ: Merrill Lynch Capital Services, 3.08%, 12/05/05	7,315
48,890	City of Austin, Hotel Occupancy Tax
	Rev., VAR, FGIC, 3.06%, 12/01/05	48,890
13,265	City of El Paso, Water & Sewer
	Series PT-2676, Rev., VAR, AMBAC, 3.08%, 12/01/05	13,265
	City of Houston
9,630	Series 29, GO, VAR, MBIA, LIQ: BNP Paribas, 3.08%, 12/05/05	9,630
4,335	Series PT-781, GO, VAR, FSA, 3.08%, 12/05/05	4,335
15,075	Series PT-2225, GO, VAR, FSA, 3.08%, 12/07/05	15,075
17,500	City of Houston, Airport Systems, Floating Rate Receipts
	Series SG-149, Rev., VAR, FSA, LIQ: Societe Generale, 3.08%, 12/04/05	17,500
670	City of Houston, Floating Rate Certificates
	Series 523, VAR, MBIA, COP, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/01/05	670
11,000	City of Houston, Sub Lien
	Series A, Rev., VAR, AMT, INS: FSA, 3.02%, 12/07/05	11,000
78,900	City of Katy, Independent School District, CSH Building
	Series C, GO, VAR, PSF-GTD, 3.04%, 12/07/05	78,900
12,035	City of Richardson, Refinancing & Improvement
	GO, VAR, 2.75%, 06/15/06	12,035
3,000	City of San Antonio, Drain Utilities
	Series 1089, Rev., MBIA, LIQ: Morgan Stanley Municipal Funding, 3.07%, 12/05/05	3,000
	City of San Antonio, Electric & Gas
11,190	Series SG-101, GO, VAR, 3.08%, 12/06/05	11,190
9,540	Series SG-105, GO, VAR, 3.08%, 12/04/05	9,540
	City of San Antonio, Electric & Gas, Junior Lien
18,800	Rev., 2.20%, 06/01/06	18,800
11,000	Rev., VAR, 3.09%, 12/05/05	11,000
5,000	City of San Antonio, Municipal Securities Trust Receipts
	Series SGA-42, Rev., VAR, MBIA, 3.03%, 12/05/05	5,000
6,435	City of San Antonio, Water
	Series SG-159, Rev., FSA, 3.08%, 12/02/05	6,435
10,595	City of San Antonio, Electric & Gas,
	Series PT-1498, Rev., VAR, 3.09%, 12/03/05	10,595
10,315	City of San Antonio, Electric & Gas, Municipal Securities Trust Receipts
	Series SGA-48, Rev., VAR, 3.03%, 12/03/05	10,315
10,430	City of San Antonio, Water, Municipal Securities Trust Receipts
	Series SGA-41, Rev., VAR, MBIA, 3.03%, 12/05/05	10,430
8,719	Collin County Housing Finance Corp., Multi-Family Housing,
	Preston Bend Apartments Project
	Rev., VAR, LIQ: FNMA, 2.98%, 12/01/05	8,719
20,605	Crawford Education Facilities Corp., Higher Education, Southwestern University Project
	Series B, Rev., VAR, 3.03%, 12/05/05	20,605
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project
	Rev., VAR, 3.08%, 12/02/05	5,000
600	Dallas-Fort Worth Regional Airport, Municipal Securities Trust Receipts
	Series SGA-49, Rev., VAR, MBIA, 3.05%, 12/01/05	600
5,000	Greater East Texas Higher Education Authority
	Series B, Rev., VAR, LOC: State Street Bank & Trust Co., 3.08%, 12/06/05	5,000
	Greater Texas Student Loan Corp.
14,350	Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.08%, 12/03/05	14,350
25,000	Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.08%, 12/06/05	25,000
	Gulf Coast Waste Disposal Authority, ExxonMobil Project
15,700	Rev., VAR, 2.97%, 12/01/05	15,700
25,000	Series A, Rev., VAR, 2.97%, 12/01/05	25,000
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts
	Series SGA-100, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.03%, 12/02/05	5,000
2,905	Harris County
	Series ROCS-RR-II-R-1029, Rev., VAR, FSA, LIQ: Salomon Smith Barney, 3.08%, 12/02/05	2,905
	Harris County Health Facilities Development Corp.
9,665	Series PT-2350, Rev., VAR, 3.06%, 12/03/05	9,665
27,695	Series A-2, Rev., VAR, AMBAC, 2.98%, 12/07/05	27,695
	Harris County Industrial Development Corp

500	Rev., VAR, 2.88%, 12/01/05	500
3,700	Rev., VAR, 2.96%, 12/01/05	3,700
12,900	Harris County, Industrial Development Corp., PCR, Exxon Project
	Rev., VAR, 2.97%, 12/01/05	12,900
5,600	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project
	Series A, Rev., VAR, LOC: Suntrust Bank N.A., 3.05%, 12/03/05	5,600
29,245	Houston Higher Education Finance Corp.
	Series SG-139, Rev., VAR, 3.08%, 12/07/05	29,245
11,270	Hurst-Euless-Bedford Independent School District, Floating Rate Receipts
	Series SG-98, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.08%, 12/02/05	11,270
1,300	Keller Independent School District, Municipal Securities Trust Receipts
	Series SGA-111, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.03%, 12/01/05	1,300
21,500	Lamar Consolidated Independent School District, School House
	GO, VAR, PSF, 3.00%, 12/15/05	21,500
5,770	Leander Independent School District
	Series RR-II-R-2143, GO, VAR, PSF-GTD, LIQ: Citigroup Global Markets, 3.08%, 12/06/05	5,770
	Lower Colorado River Authority
19,425	Series PA-590, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.08%, 12/05/05	19,425
3,615	Series PT-1523, Rev., VAR, MBIA, 3.08%, 12/01/05	3,615
16,170	Series PT-2270, Rev., VAR, FSA, AMBAC, 3.08%, 12/05/05	16,170
	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities
51,975	Series A, Rev., VAR, 2.91%, 12/01/05	51,975
4,700	Series A-2, Rev., VAR, 2.91%, 12/01/05	4,700
59,300	Series B, Rev., VAR, 2.97%, 12/01/05	59,300
32,280	Sub Series B-2, Rev., VAR, 2.97%, 12/01/05	32,280
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts
	Series SGA-129, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.03%, 12/01/05	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts
	Series SGA-105, GO, VAR, LIQ: Societe Generale, 3.03%, 12/02/05	5,290
17,050	New Caney Independent School District, Floating Rate Certificates
	Series SG-142, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.08%, 12/01/05	17,050
7,840	North Central Texas Health Facility Development Corp.
	Series PT-1411, Rev., VAR, AMBAC, 3.08%, 12/01/05	7,840
20,000	North East Independent School District, Floating Rate Certificates
	Series SG-143, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.08%, 12/01/05	20,000
	North Texas Higher Education Authority
10,100	Series A, Rev., VAR, AMBAC, 3.03%, 12/06/05	10,100
13,000	Series A, Rev., VAR, AMT, AMBAC, 3.03%, 12/07/05	13,000
10,000	Series A, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.03%, 12/06/05	10,000
9,000	Series C, Rev., VAR, AMBAC, 3.03%, 12/05/05	9,000
3,300	Panhandle-Plains Higher Education Authority, Inc., Student Loan
	Series B, Rev., VAR, MBIA, 3.02%, 12/05/05	3,300
18,500	Pasadena Independent School District
	Series A, GO, VAR, PSF-GTD, 3.04%, 12/01/05	18,500
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts
	Series SGA-101, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.03%, 12/02/05	11,735
9,000	Schertz-Seguin Local Government Corp., Texas Contract, Floating Rate Certificates
	Series SG-151, Rev., VAR, FSA, LIQ: Societe Generale, 3.01%, 12/01/05	9,000
1,975	Southeast Texas Housing Finance Corp., Single Family Mortgage
	Series 938, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.12%, 12/01/05	1,975
7,420	Southwest Independent School District
	Series DB-142, GO, VAR, PSF-GTD, LIQ: Deutsche Bank AG, 3.08%, 12/05/05	7,420
	State of Texas
45,000	Series B, GO, VAR, 2.95%, 12/02/05	45,000
14,500	Series II-B, GO, VAR, 3.03%, 12/07/05	14,500
38,675	Series PA-1306, GO, VAR, 3.08%, 12/03/05	38,675
13,000	State of Texas Veterans Housing Assistance Fund II
	Series A-2, GO, VAR, LIQ: Texas Public Accounts, 3.02%, 12/02/05	13,000
271,700	State of Texas, Tax & Lease
	RAN, GO, 4.50%, 08/31/06	274,674

9,970	State of Texas, Floating Rate Certificates
	Series SG-152, GO, VAR, LIQ: Societe Generale, 3.01%, 12/01/05	9,970
	State of Texas, Veteran’s Housing Assistance Fund
3,910	Series A-1, GO, VAR, LIQ: Texas State Treasurer, 3.11%, 12/06/05	3,910
8,870	Series II-A, GO, VAR, 3.02%, 12/05/05	8,870
25,600	State of Texas, Veterans Housing Assistance Fund I
	Rev., VAR, VA GTD, 2.97%, 12/07/05	25,600
7,875	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project
	Rev., VAR, LIQ: FNMA, 3.00%, 12/05/05	7,875
10,250	Texas Department of Housing & Community Affairs, Multi-Family Housing
	Series A, Rev., VAR, LIQ: FHLMC, 3.12%, 12/05/05	10,250
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing,
	Post Oak East Apartments
	Series A, Rev., VAR, LIQ: FNMA, 3.12%, 12/04/05	5,000
	Texas Department of Housing & Community Affairs, Single Family Mortgage
30,000	Series A, Rev., VAR, LOC: Bank of America N.A., 2.72%, 12/07/05	30,000
10,100	Series B, Rev., VAR, FSA, 3.03%, 12/07/05	10,100
12,000	Texas Municipal Gas Corp
	Rev., VAR, FSA, 2.99%, 12/05/05	12,000
62,635	Texas Small Business Industrial Development Corp.
	Rev., VAR, LOC: Bank of America N.A., 3.09%, 12/07/05	62,635
1,090	Texas State Department of Housing & Community Affairs, Timber Point Apartments
	Series A-1, Rev., VAR, LIQ: FHLMC, 3.05%, 12/05/05	1,090
3,420	Texas State Turnpike Authority, Central Texas Turnpike Authority, First Tier
	Series B, Rev., VAR, AMBAC, 2.97%, 12/06/05	3,420
7,325	Texas State Turnpike Authority, Dallas North Thruway, Floating Rate Receipts
	Series SG-70, 3.08%, 12/07/05	7,325
7,995	Travis County, Floating Rate Receipts
	Series PT-2644, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.06%, 12/01/05	7,995
5,560	Trinity River Authority
	Series RR-II-R-2006, Rev., VAR, MBIA, LIQ: Salomon Smith Barney, 3.08%, 12/02/05	5,560
	University of Texas
5,265	Series 2003-19, Rev., VAR, LIQ: BNP Paribas, 3.06%, 12/04/05	5,265
9,055	Series PA-1194, Rev., VAR, 3.06%, 12/04/05	9,055
6,000	West Harris County Regional Water Authority, Municipal Securities Trust Receipts
	Series SGA-148, Rev., VAR, MBIA, LIQ: Societe Generale, 3.03%, 12/06/05	6,000
3,600	West Side Calhoun Country Naval District
	Rev., VAR, 3.06%, 12/01/05	3,600
		1,691,473
Utah — 1.3%
20,000	Central Utah Water Conservancy District
	Series B, GO, VAR, AMBAC, 2.98%, 12/07/05	20,000
25,000	City of Murray, IHC Health Services, Inc.
	Series D, Rev., VAR, 3.04%, 12/06/05	25,000
20,000	Davis County School District
	GO, TAN, 4.00%, 06/30/06	20,148
	Intermountain Power Agency, Power Supply
10,000	Series E, Rev., VAR, AMBAC, 2.72%, 12/01/05	10,001
15,000	Series E, Rev., AMBAC, 2.78%, 03/15/06	15,000
5,230	Salt Lake City Municipal Building Authority
	Series PT-1744, Rev., VAR, AMBAC, 3.08%, 12/06/05	5,230
3,900	Salt Lake City, Rowland Hall St. Marks School Project
	Rev., VAR, LOC: BNP Paribas, 3.04%, 12/07/05	3,900
28,560	University of Utah, Floating Rate Trust Receipts
	Series N-15, Regulation D, Rev., VAR, MBIA, 3.14%, 12/01/05	28,560
	Utah Housing Corp., Single Family Mortgage
1,510	Series B, Class I, Rev., VAR, 3.11%, 12/05/05	1,510
12,500	Series E, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.11%, 12/03/05	12,500
6,995	Series E-1, Class I, Rev., VAR, 3.11%, 12/07/05	6,995
12,005	Series E-2, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.11%, 12/03/05	12,005
9,195	Series F, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.11%, 12/01/05	9,195
	Utah Housing Finance Agency, Single Family Mortgage
6,510	Series D-1, Rev., VAR, 3.11%, 12/05/05	6,510
4,105	Series E-1, Rev., VAR, LIQ: Bayerische Landesbank, 3.11%, 12/05/05	4,105

4,935	Series F-2, Class I, Rev., VAR, 3.11%, 12/05/05	4,935
4,900	Series C-1, Class I, Rev., VAR, AMBAC, 3.11%, 12/06/05	4,900
20,000	Utah State Board of Regents
	Series W, Rev., VAR, AMBAC, 3.03%, 12/04/05	20,000
		210,494
Vermont — 0.6%
	Vermont Educational & Health Buildings Financing Agency, Hospital, VHA New England
5,900	Series D, Rev., VAR, AMBAC, 2.98%, 12/07/05	5,900
8,300	Series G, Rev., VAR, AMBAC, 3.00%, 12/05/05	8,300
	Vermont Housing Finance Agency, Single Family Housing
10,655	Series 21A, Rev., VAR, AMT, FSA, 3.03%, 12/04/05	10,655
11,200	Series 22, Rev., VAR, AMT, FSA, 3.03%, 12/06/05	11,200
	Vermont Student Assistance Corp.
50,385	Series QQ, Rev., VAR, AMBAC, 3.03%, 12/15/05	50,385
5,000	Rev., VAR, LOC: State Street Bank &Trust Co., 2.75%, 12/04/05	5,000
		91,440
Virginia — 1.0%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital
	Series A, Rev., VAR, LOC: Suntrust Bank, 3.00%, 12/07/05	8,000
8,545	City of Alexandria, IDA, Pooled Loan Program
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/04/05	8,545
6,000	City of Richmond, IDA, Educational Facilities Church Schools
	Rev., VAR, LOC: Suntrust Bank, 3.00%, 12/01/05	6,000
15,955	Clipper Tax-Exempt Certificate Trust
	Series 2005-38, Rev., VAR, 3.08%, 12/01/05	15,955
9,000	James City County, IDA, Housing Chambrel Project
	Rev., VAR, LIQ: FNMA, 3.06%, 12/04/05	9,000
	Virginia Commonwealth Transportation Board
5,765	Series 727, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.07%, 12/01/05	5,765
23,590	Series SG-137, Rev., VAR, LIQ: Societe Generale, 3.06%, 12/07/05	23,590
84,400	Virginia Housing Development Authority
	Series C, Rev., VAR, AMT, GO, 2.90%, 01/01/32	84,395
4,945	Virginia Public School Authority
	Series ROCS-RR-II-R-4050, Rev., VAR, LIQ: Citigroup Global Markets, 3.08%, 12/04/05	4,945
5,415	Virginia Resources Authority, Infrastructure
	Series ROCS-RR-II-R-249, Rev., VAR, LIQ: Citibank N.A., 3.08%, 12/03/05	5,415
		171,610
Washington — 2.1%
13,040	ABN AMRO Munitops Certificate Trust
	Series 2005-51, GO, VAR, FSA, 3.11%, 01/01/06	13,040
4,985	Central Puget Sound Regional Transportation Authority
	Series ROCS-RR-II-R-7004, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.08%, 12/04/05	4,985
7,245	Central Washington University
	Series PT-2251, Rev., VAR, FGIC, 3.08%, 12/05/05	7,245
11,835	City of Seattle, Municipal Light & Power
	Series PT-1421, Rev., VAR, FSA, 3.08%, 12/04/05	11,835
8,700	City of Seattle, Water Systems
	Rev., VAR, LOC: Bayerische Landesbank, 2.85%, 12/05/05	8,700
	City of Tacoma, Electric Systems
11,220	Series PT-1404, Rev., VAR, AMBAC, 3.08%, 12/05/05	11,220
10,495	Series PT-2244, Rev., VAR, FGIC, 3.08%, 12/03/05	10,495
1,500	Clark County Public Utility District No.1, Municipal Securities Trust Receipts
	Series SGA-118, Rev., VAR, FSA, LIQ: Societe Generale, 3.03%, 12/01/05	1,500
15,545	Eclipse Funding Trust
	Series 2005-0001, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.06%, 01/01/06	15,545
6,995	Energy Northwest Electric
	Series PT-734, Rev., VAR, MBIA, 3.08%, 12/06/05	6,995
	King County
11,070	Series PT-2170, GO, VAR, AMBAC, 3.08%, 12/07/05	11,070
5,300	Series RR-II-R-1028, GO, VAR, FSA, LIQ: Salomon Smith Barney, 3.07%, 12/04/05	5,300
	King County, Sewer
12,000	Series 1200, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.07%, 01/01/06	12,000
8,635	Series 2003-30, Rev., VAR, FSA, LIQ: BNP Paribas, 3.08%, 12/01/05	8,635
10,165	Pierce County School District No.10 Tacoma
	Series PT-2918, GO, VAR, FSA, 3.08%, 12/01/05	10,165
2,500	Port Bellingham Industrial Development Corp., Atlantic Richfield Project
	Series PA-892, Rev., VAR, 3.06%, 12/01/05	2,500
	Port of Seattle

8,000	Rev., VAR, AMT, Sub Lien, LOC: Fortis Bank S.A., 3.03%, 12/07/05	8,000
15,000	Series D, GO, VAR, 3.10%, 01/15/06	15,000
4,430	Series PT-728, Rev., VAR, FGIC, 3.12%, 12/06/05	4,430
6,155	Series PT-2171, Rev., VAR, FGIC, 3.12%, 12/02/05	6,155
1,045	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project
	Series B, Rev., VAR, LOC: U.S. Bank of Washington, 3.10%, 12/07/05	1,045
4,000	Seattle Municipal Securities Trust Receipts
	Series SGA-142, GO, VAR, LIQ: Societe Generale, 3.03%, 12/05/05	4,000
9,895	Skagit County Public Hospital District No.1
	Series RR-II-R-2126, GO, VAR, MBIA, LIQ: Citigroup Global Markets, 3.08%, 12/07/05	9,895
6,100	Skagit County Public Hospital District No. 2
	Series PT-2410, GO, VAR, MBIA, 3.08%, 12/07/05	6,100
13,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare
	GO, VAR, LOC: Bank of America, 3.00%, 12/07/05	13,000
	Snohomish County Public Utility District No.1
27,230	Series A-1, Rev., VAR, FSA, 2.98%, 12/04/05	27,230
3,900	Series A-2, Rev., VAR, FSA, 2.98%, 12/04/05	3,900
16,600	Snohomish County Public Utility District No.1, Generation Systems
	Series A, Rev., VAR, FSA, 2.98%, 12/02/05	16,600
	State of Washington
7,945	Series 2003-27, GO, VAR, LIQ: BNP Paribas, 3.08%, 12/01/05	7,945
14,900	Series VR-96-A, GO, VAR, LOC: Landesbank Hessen Thueringen, 2.87%, 12/07/05	14,900
14,710	Washington State Higher Education Facilities Authority, Seattle Pacific
	University Project
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/05/05	14,710
2,545	Washington State Housing Finance Commission, Multi-Family Housing,
	Granite Falls Assisted Project
	Series A, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.14%, 12/07/05	2,545
990	Washington State Housing Finance Commission, Non-Profit Housing, Golden Sands Project
	Rev., VAR, LOC: U.S. Bank N.A., 3.12%, 12/01/05	990
1,925	Washington State Housing Finance Commission, Non-Profit Housing,
	Rockwood Retirement Communities
	Rev., VAR, LOC: Wells Fargo Bank N.A., 3.10%, 12/01/05	1,925
300	Washington State Housing Finance Commission, Non-Profit Housing,
	Rockwood Retirement Program
	Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.10%, 12/01/05	300
2,390	Washington State Housing Finance Commission, Nonprofit Housing,
	YMCA Snohomish County Project
	Rev., VAR, LOC: U.S. Bank N.A., 3.12%, 12/01/05	2,390
2,840	Washington State Housing Finance Commission,
	Spokane Community College Foundation
	Series A, Rev., VAR, LOC: Bank of America N.A., 3.05%, 12/02/05	2,840
18,070	Washington State Public Power Supply System, Project No. 2 Electric
	Series 2A-1, Rev., VAR, MBIA, 2.97%, 12/07/05	18,070
14,055	Washington State Public Power Supply System, Project No. 3 Electric
	Series 3A, Rev., VAR, MBIA, 2.98%, 12/07/05	14,055
		337,255
West Virginia — 0.3%
3,000	Municipal Securities Trust Certificates
	Series 9026, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.03%, 12/05/05	3,000
3,210	West Virginia EDA, IDR, Gemark Services
	Rev., VAR, LOC: Bank of New York, 3.12%, 12/07/05	3,210
5,765	West Virginia State Building Commission
	Series PA-520, Rev., VAR, 3.09%, 12/01/05	5,765
	West Virginia State Hospital Finance Authority, VHA Mid-Atlantic
4,000	Series C, Rev., VAR, AMBAC, 2.98%, 12/03/05	4,000
5,700	Series D, Rev., VAR, AMBAC, 2.98%, 12/06/05	5,700
5,000	Series E, Rev., VAR, AMBAC, 2.98%, 12/06/05	5,000
9,200	Series G, Rev., VAR, AMBAC, 3.00%, 12/06/05	9,200
7,100	Series H, Rev., VAR, AMBAC, 3.00%, 12/01/05	7100
9,770	West Virginia State Parkways Economic Development & Tourism Authority
	Rev., VAR, FGIC, GO, 2.97%, 12/07/05	9,770
		52,745
Wisconsin — 0.9%
15,500	City of Milwaukee
	Series R3, RAN, Rev., 3.50%, 03/23/06	15,527
	Dane County
6,950	Series RR-II-R-2003, GO, VAR, LIQ: Salomon Smith Barney, 3.08%, 12/04/05	6,950
5,790	Series RR-II-R-4504, GO, VAR, LIQ: Citigroup Global Markets, 3.08%, 12/06/05	5,790
	Wisconsin Housing & EDA
20,000	Series A, Rev., VAR, 2.99%, 12/01/05	20,000

3,830	Series D, Rev., VAR, MBIA, GO, LIQ: FHLB, 2.98%, 12/05/05	3,830
3,415	Series E, Rev., VAR, MBIA, GO, LIQ: FHLB, 2.98%, 12/05/05	3,415
5,270	Series F, Rev., VAR, MBIA, GO, LIQ: FHLB, 2.98%, 12/05/05	5,270
4,180	Series G, Rev., VAR, MBIA, GO, LIQ: FHLB, 2.98%, 12/05/05	4,180
18,060	Series H, Rev., VAR, MBIA, GO, LIQ: FHLB, 2.98%, 12/05/05	18,060
5,180	Series I, Rev., VAR, MBIA, GO, LIQ: FHLB, 2.90%, 12/06/05	5,180
	Wisconsin Housing & EDA, Home Ownership
4,000	Series A, Rev., VAR, 2.99%, 12/05/05	4,000
8,035	Series A, Rev., VAR, 3.03%, 12/07/05	8,035
6,960	Series C, Rev., VAR, 2.99%, 12/05/05	6,960
9,080	Series E, Rev., VAR, 3.03%, 12/04/05	9,080
3,405	Series E, Rev., VAR, FSA, 3.00%, 12/03/05	3,405
10,000	Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health
	Series B, Rev., VAR, AMBAC, 3.04%, 12/07/05	10,000
10,300	Wisconsin Health & Educational Facilities Authority, University of Wisconsin Medical Foundation
	Rev., VAR, LOC: Lasalle Bank N.A., 2.97%, 12/07/05	10,300
		139,982
Wyoming — 0.5%
30,000	Campbell County, IDR, Two ELK Power Generation Station Project
	Rev., VAR, 2.40%, 12/01/06	30,000
15,000	Campbell County, Two ELK Power Generation
	Rev., 2.90%, 11/30/06	15,000
	Sublette County
9,850	Series A, Rev., VAR, 2.97%, 12/01/05	9,850
7,400	Series B, Rev., VAR, 2.97%, 12/01/05	7,400
1,700	Uinta County
	Rev., VAR, 3.00%, 12/01/05	1,700
	Uinta County, PCR, Chevron USA, Inc., Project
4,400	Rev., VAR, 3.00%, 12/01/05	4,400
3,900	Wyoming Community Development Authority, Housing
	Series 3, Rev., VAR, 2.99%, 12/06/05	3,900
7,245	Wyoming Community Development Authority, Single Family Mortgage
	Series A, Rev., VAR, LIQ: Westdeutsche Landesbank, 3.05%, 12/07/05	7,245
		79,495
	Total Municipal Bonds
	(Cost $16,044,863)	14,987,115
Repurchase Agreements — 0.6%
100,000	Goldman Sachs & Co., 3.85%, dated 11/30/05, due 12/01/05, repurchase price $100,011
	collateralized by collateralized mortgage obligations with a value of $103,000	100,000

Total Investments — 99.6%
(Cost $16,373,449)		16,373,449
Other Assets Less Liabilities — 0.4%		69,997
Net Assets — 100.0%		$16,443,446

Percentages indicated are based on net assets
Abbreviations:
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACES	Auction Rate Securities
AGMT	Agreement
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
COLL	Collateral
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local tax-exempt securities.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferable Custodial Receipts
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FNMA COLL	FNMA Collateral
FSA	Financial Security Assurance

GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GNMA COLL	GNMA Collateral
GO	General Obligation
GO OF AGY	General Obligation of Agency
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDB	Industrial Development Bond
IDR	Industrial Development Revenue
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
ST GTD	Student Guaranteed
TAN	Tax Anticipation Note
TAW	Tax Anticipation Warrant
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VA GTD	Veterans Administration Guaranteed
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2005.
XLCA	XL Capital Assurance

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
U.S. Treasury Securities — 106.7%
U.S. Treasury Bills — 106.7% (n)

$512,657	3.46%, 12/29/05	$511,288
500,000	3.50%, 12/01/05 (m)	500,000
600,000	3.55%, 01/05/06	597,950
599,700	3.60%, 12/08/05	599,282
800,000	3.62%, 12/22/05	798,323
625,000	3.64%, 01/12/06	622,374
700,000	3.65%, 12/15/05	699,012
632,954	3.80%, 01/19/06	629,708
625,000	3.86%, 01/26/06	621,285
602,532	3.90%, 02/09/06	598,010
612,517	3.91%, 02/02/06	608,368
618,811	3.95%, 02/16/06	613,630
500,000	3.95%, 03/02/06	495,056
325,075	3.96%, 02/23/06	322,100
		8,216,386

Total Investments — 106.7% (Cost $8,216,386)		$8,216,386
Liabilities in Excess of Other Assets — (6.7)%		(517,153)
Net Assets — 100.0%		$7,699,233

Percentages indicated are based on net assets.

Abbreviations:

(m)                               All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)                                 The rate shown is the effective yield at the date of purchase.

1

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
January 18, 2006

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
January 18, 2006